UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

The schedules of investments for the three-month period ended January 31, 2008 is set forth below.

Schedule of Investments

PowerShares Dynamic Market Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—11.0%
30,261	Abercrombie & Fitch Co., Class A	$2,411,499
51,399	BorgWarner, Inc.	2,601,303
62,399	Darden Restaurants, Inc.	1,767,140
94,404	DreamWorks Animation SKG, Inc., Class A*	2,308,178
57,289	Fossil, Inc.*	1,946,680
709,941	Gap (The), Inc.	13,574,072
21,941	ITT Educational Services, Inc.*	2,004,310
247,691	McDonald’s Corp.	13,263,853
71,918	Men’s Wearhouse (The), Inc.	1,833,190
45,099	Meredith Corp.	2,119,202
220,603	NIKE, Inc., Class B	13,624,440
49,641	Pre-Paid Legal Services, Inc.*	2,757,558
100,231	Wolverine World Wide, Inc.	2,536,847
389,847	Yum! Brands, Inc.	13,317,174
		76,065,446
	Consumer Staples—8.4%
286,668	Altria Group, Inc.	21,735,168
84,811	BJ’s Wholesale Club, Inc.*	2,751,269
35,707	Carolina Group	2,932,616
56,599	Church & Dwight Co., Inc.	3,012,199
27,950	Energizer Holdings, Inc.*	2,616,679
74,441	Pepsi Bottling Group (The), Inc.	2,594,269
288,075	PepsiCo, Inc.	19,643,834
80,070	WD-40 Co.	2,703,163
		57,989,197
	Energy—11.6%
217,926	Alpha Natural Resources, Inc.*	7,291,804
312,442	Bois d’Arc Energy, Inc.*	5,983,264
320,523	Exxon Mobil Corp.	27,693,187
138,547	Frontier Oil Corp.	4,886,553
409,604	Occidental Petroleum Corp.	27,799,824
67,610	SEACOR Holdings, Inc.*	5,963,202
		79,617,834
	Financials—17.9%
252,245	ACE Ltd. (Cayman Islands)	14,715,973
295,227	Allstate (The) Corp.	14,545,834
302,020	AON Corp.	13,143,910
46,349	Arch Capital Group Ltd. (Bermuda)*	3,265,751
49,425	Assurant, Inc.	3,207,188
276,664	Chubb (The) Corp.	14,328,429
30,817	Everest Re Group Ltd. (Bermuda)	3,133,781

79,290	Federated Investors, Inc., Class B	$3,375,375
6,711	Markel Corp.*	3,107,193
74,583	Nasdaq Stock Market (The), Inc.*	3,450,955
39,167	PartnerRe Ltd. (Bermuda)	3,105,160
58,977	ProAssurance Corp.*	3,402,973
62,086	StanCorp Financial Group, Inc.	3,055,252
807,491	TD Ameritrade Holding Corp.*	15,148,532
43,501	Transatlantic Holdings, Inc.	2,966,768
284,170	Travelers (The) Cos., Inc.	13,668,577
130,189	Unum Group	2,944,875
105,755	W.R. Berkley Corp.	3,200,146
		123,766,672
	Health Care—11.8%
259,229	Aetna, Inc.	13,806,537
52,918	Amedisys, Inc.*	2,255,894
65,681	AMERIGROUP Corp.*	2,464,351
104,172	Apria Healthcare Group, Inc.*	2,210,530
31,915	Beckman Coulter, Inc.	2,122,348
270,206	CIGNA Corp.	13,283,327
213,813	Express Scripts, Inc.*	14,430,239
188,050	Humana, Inc.*	15,100,415
38,495	Kinetic Concepts, Inc.*	1,916,281
66,028	Lincare Holdings, Inc.*	2,205,995
60,212	Molina Healthcare, Inc.*	2,053,831
34,916	Pediatrix Medical Group, Inc.*	2,377,430
99,096	Res-Care, Inc.*	2,216,778
34,654	Techne Corp.*	2,252,510
58,017	WellCare Health Plans, Inc.*	2,726,219
		81,422,685
	Industrials—11.7%
212,533	Boeing Co.	17,678,495
196,702	GrafTech International Ltd.*	2,960,365
57,547	Hubbell, Inc., Class B	2,743,841
93,407	Lennox International, Inc.	3,471,004
177,718	Lockheed Martin Corp.	19,179,326
249,632	Northrop Grumman Corp.	19,810,795
59,428	Perini Corp.*	2,077,009
200,565	Rush Enterprises, Inc., Class A*	3,365,481
120,148	Skywest, Inc.	3,126,251
31,060	SPX Corp.	3,124,636
56,797	Toro (The) Co.	2,802,364
		80,339,567
	Information Technology—15.8%
408,578	Amkor Technology, Inc.*	3,121,536
90,970	Arrow Electronics, Inc.*	3,112,993
367,010	Autodesk, Inc.*	15,102,462
522,444	BMC Software, Inc.*	16,739,106
83,127	CommScope, Inc.*	3,686,682
327,194	Computer Sciences Corp.*	13,846,850
203,182	CSG Systems International, Inc.*	2,592,602

39,723	DST Systems, Inc.*	$2,840,195
28,936	Mettler Toledo International, Inc.*	2,873,345
140,633	NCR Corp.*	3,020,797
547,957	NVIDIACorp.*	13,474,263
125,385	Plantronics, Inc.	2,394,854
131,313	Sybase, Inc.*	3,705,653
547,430	Texas Instruments, Inc.	16,932,009
132,914	Verigy Ltd. (Singapore)*	2,775,244
88,719	Wright Express Corp.*	2,656,247
		108,874,838
	Materials—4.7%
152,914	Hercules, Inc.	2,680,582
462,821	Owens-Illinois, Inc.*	23,326,179
59,309	Quanex Corp.	3,108,385
78,558	Terra Industries, Inc.*	3,540,609
		32,655,755
	Telecommunication Services—3.2%
58,245	CenturyTel, Inc.	2,149,823
1,310,793	Qwest Communications International, Inc.	7,707,463
158,968	Syniverse Holdings, Inc.*	2,510,105
39,884	Telephone & Data Systems, Inc.	2,103,482
201,122	Verizon Communications, Inc.	7,811,578
		22,282,451
	Utilities—3.9%
97,177	Alliant Energy Corp.	3,585,831
63,298	Energen Corp.	3,981,444
274,637	FirstEnergy Corp.	19,559,648
		27,126,923
	Total Investments (Cost $718,422,542)(a)—100.0%	690,141,368
	Other assets less liabilities—0.0%	144,690

	Net Assets—100.0%	$690,286,058

*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $718,572,901. The net unrealized depreciation was $28,431,533 which consisted of aggregate gross unrealized appreciation of $22,790,419 and aggregate gross unrealized depreciation of $51,221,952.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$663,145,459	96.1%
Cayman Islands	14,715,973	2.1
Bermuda	9,504,692	1.4
Singapore	2,775,244	0.4

Total investments	690,141,368	100.0
Other assets less liabilities	144,690	0.0

Net Assets	$690,286,058	100.0%

Schedule of Investments

PowerShares Dynamic OTC Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—12.1%
21,558	Aftermarket Technology Corp.*	$547,789
36,707	Apollo Group, Inc., Class A*	2,927,017
86,161	Expedia, Inc.*	1,983,426
13,888	Fossil, Inc.*	471,914
26,166	Garmin Ltd. (Cayman Islands)	1,887,877
102,017	Gemstar-TV Guide International, Inc.*	439,693
33,199	Helen of Troy Ltd. (Bermuda)*	564,383
23,847	JAKKS Pacific, Inc.*	561,835
69,149	Liberty Global, Inc., Series A*	2,794,311
23,530	Monarch Casino & Resort, Inc.*	502,836
7,399	Morningstar, Inc.*	488,704
5,289	priceline.com, Inc.*	573,962
		13,743,747
	Consumer Staples—2.0%
24,642	Costco Wholesale Corp.	1,674,177
17,943	WD-40 Co.	605,756
		2,279,933
	Energy—1.5%
21,904	Alliance Holdings GP LP	536,648
61,005	Patterson-UTI Energy, Inc.	1,194,478
		1,731,126
	Financials—8.6%
7,049	American Physicians Capital, Inc.	291,265
23,291	Amtrust Financial Services, Inc.	365,669
24,728	Arch Capital Group Ltd. (Bermuda)*	1,742,335
6,326	BancFirst Corp.	284,860
1,887	First Citizens BancShares, Inc., Class A	257,274
8,451	Harleysville Group, Inc.	301,278
39,795	Nasdaq Stock Market (The), Inc.*	1,841,315
8,983	National Interstate Corp.	255,027
5,039	Navigators Group (The), Inc.*	290,901
40,524	Philadelphia Consolidated Holding Co.*	1,450,759
12,539	Selective Insurance Group	299,807
92,322	TD Ameritrade Holding Corp.*	1,731,961
14,940	United America Indemnity Ltd., Class A (Cayman Islands)*	306,419
9,598	United Fire & Casualty Co.	320,381
		9,739,251
	Health Care—13.1%
9,741	Air Methods Corp.*	446,917
12,022	Amedisys, Inc.*	512,498
9,475	Arthrocare Corp.*	379,284
62,939	Dentsply International, Inc.	2,600,010
54,214	Enzon Pharmaceuticals, Inc.*	453,771

43,243	eResearch Technology, Inc.*	$420,322
39,742	Express Scripts, Inc.*	2,682,188
78,752	Lincare Holdings, Inc.*	2,631,104
11,284	Magellan Health Services, Inc.*	493,562
16,598	Perrigo Co.	511,882
22,514	Res-Care, Inc.*	503,638
41,328	Techne Corp.*	2,686,321
9,752	XenoPort, Inc.*	598,383
		14,919,880
	Industrials—7.2%
49,410	C.H. Robinson Worldwide, Inc.	2,744,231
13,765	GeoEye, Inc.*	481,224
16,891	ICF International, Inc.*	437,646
9,532	L.B. Foster Co., Class A*	438,758
64,029	Landstar System, Inc.	3,203,371
27,706	Rush Enterprises, Inc., Class A*	464,907
16,596	Skywest, Inc.	431,828
		8,201,965
	Information Technology—53.5%
37,369	ADC Telecommunications, Inc.*	552,688
97,085	Adobe Systems, Inc.*	3,391,179
75,101	Amkor Technology, Inc.*	573,772
21,332	Ansoft Corp.*	453,092
105,279	Ansys, Inc.*	3,675,290
217,267	Applied Materials, Inc.	3,893,425
36,487	Aspen Technology, Inc.*	512,642
86,879	Autodesk, Inc.*	3,575,071
16,546	Cabot Microelectronics Corp.*	572,161
246,455	Cadence Design Systems, Inc.*	2,501,518
146,008	Cisco Systems, Inc.*	3,577,196
110,632	Citrix Systems, Inc.*	3,830,080
12,462	Comtech Telecommunications Corp.*	558,298
37,346	CSG Systems International, Inc.*	476,535
15,068	Cymer, Inc.*	406,987
23,520	Hutchinson Technology, Inc.*	370,910
36,084	Informatica Corp.*	696,782
51,017	Integrated Device Technology, Inc.*	380,077
156,869	Intel Corp.	3,325,623
25,445	j2 Global Communications, Inc.*	557,500
29,553	JDA Software Group, Inc.*	525,748
24,832	Macrovision Corp.*	416,929
46,319	Magma Design Automation, Inc.*	528,037
22,810	Manhattan Associates, Inc.*	565,460
69,376	Micrel, Inc.	423,194
121,761	Microsoft Corp.	3,969,409
6,136	MicroStrategy, Inc., Class A*	447,437
15,097	MTS Systems Corp.	507,410
18,544	National Instruments, Corp.	498,092
50,933	Netscout Systems, Inc.*	499,653
79,337	NIC, Inc.	567,260
129,713	Nvidia Corp.*	3,189,643
202,733	Oracle Corp.*	4,166,162
37,056	Parametric Technology Corp.*	609,571
60,139	Photronics, Inc.*	733,094
20,573	Power Integrations, Inc.*	524,200
45,771	QLogic Corp.*	654,525
38,750	Radiant Systems, Inc.*	471,200
40,552	Semtech Corp.*	517,849

16,662	Silicon Laboratories, Inc.*	$520,521
17,546	Standard Microsystems Corp.*	524,976
229,840	Symantec Corp.*	4,121,030
18,798	Synchronoss Technologies, Inc.*	400,397
24,431	Verigy Ltd. (Singapore)*	510,119
40,236	Vignette Corp.*	566,121
28,360	Zoran Corp.*	334,648
		60,673,511
	Materials—0.7%
4,285	Schnitzer Steel Industries, Inc., Class A	242,788
11,854	Sigma-Aldrich Corp.	588,670
		831,458
	Telecommunication Services—1.3%
32,151	SBA Communications Corp., Class A*	951,991
39,111	USA Mobility, Inc.	469,723
		1,421,714
	Total Investments (Cost $124,470,086)(a)—100.0%	113,542,585
	Liabilities in excess of other assets—(0.0%)	(45,267)

	Net Assets—100.0%	$113,497,318

*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $124,469,403.  The net unrealized depreciation was $10,926,818 which consisted of aggregate gross unrealized appreciation of $4,025,107 and aggregate gross unrealized depreciation of $14,951,925.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$108,531,452	95.6%
Bermuda	2,306,718	2.0
Cayman Islands	2,194,296	1.9
Singapore	510,119	0.5

Total investments	113,542,585	100.0
Liabilities in excess of other assets	(45,267)	(0.0)

Net Assets	$113,497,318	100.0%

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—12.5%
4,722	Abercrombie & Fitch Co., Class A	$376,296
8,020	BorgWarner, Inc.	405,892
14,731	Burger King Holdings, Inc.	388,162
8,587	Carnival Corp. (Panama)	382,036
9,737	Darden Restaurants, Inc.	275,752
14,731	DreamWorks Animation SKG, Inc., Class A*	360,173
13,565	Ethan Allen Interiors, Inc.	419,837
8,940	Fossil, Inc.*	303,781
18,992	Gap (The), Inc.	363,127
8,063	Genuine Parts Co.	354,208
3,424	ITT Educational Services, Inc.*	312,782
6,626	McDonald’s Corp.	354,822
11,223	Men’s Wearhouse (The), Inc.	286,074
7,037	Meredith Corp.	330,669
14,467	Newell Rubbermaid, Inc.	348,944
5,901	NIKE, Inc., Class B	364,446
7,948	Omnicom Group, Inc.	360,601
7,747	Pre-Paid Legal Services, Inc.*	430,345
20,942	RadioShack Corp.	363,344
7,429	Stanley Works (The)	381,553
9,220	Viacom, Inc., Class B*	357,367
11,687	Walt Disney (The) Co.	349,792
4,786	Whirlpool Corp.	407,336
15,641	Wolverine World Wide, Inc.	395,874
10,429	Yum! Brands, Inc.	356,255
		9,029,468
	Consumer Staples—4.3%
4,996	Altria Group, Inc.	378,796
10,345	BJ’s Wholesale Club, Inc.*	335,592
4,356	Carolina Group	357,758
6,904	Church & Dwight Co., Inc.	367,431
3,409	Energizer Holdings, Inc.*	319,151
9,080	Pepsi Bottling Group (The), Inc.	316,438
5,020	PepsiCo, Inc.	342,314
5,533	Reynolds American, Inc.	350,405
9,766	WD-40 Co.	329,700
		3,097,585
	Energy—5.0%
19,767	Bois d’Arc Energy, Inc.*	378,538
8,311	Cameron International Corp.*	334,601
4,415	Chevron Corp.	373,068
4,840	ConocoPhillips	388,749
4,345	Exxon Mobil Corp.	375,408
8,766	Frontier Oil Corp.	309,177
10,583	Halliburton Co.	351,038
5,378	Noble Energy, Inc.	390,335

5,552	Occidental Petroleum Corp.	$376,814
4,277	SEACOR Holdings, Inc.*	377,231
		3,654,959
	Financials—26.0%
6,476	ACE Ltd. (Cayman Islands)	377,810
6,186	AFLAC, Inc.	379,387
7,579	Allstate (The) Corp.	373,417
6,568	American Express Co.	323,934
13,260	American Financial Group, Inc.	367,700
30,506	Amtrust Financial Services, Inc.	478,945
7,754	Aon Corp.	337,454
5,552	Arch Capital Group Ltd. (Bermuda)*	391,194
5,922	Assurant, Inc.	384,279
8,285	BancFirst Corp.	373,074
7,440	Bank of Hawaii Corp.	374,753
15,937	Charles Schwab (The) Corp.	355,395
7,102	Chubb (The) Corp.	367,813
9,691	Cincinnati Financial Corp.	373,491
18,780	CNA Surety Corp.*	334,847
10,078	Delphi Financial Group, Inc., Class A	316,248
3,693	Everest Re Group Ltd. (Bermuda)	375,541
10,451	FBL Financial Group, Inc., Class A	344,360
9,498	Federated Investors, Inc., Class B	404,330
8,591	Hanover Insurance Group (The), Inc.	391,320
4,065	Hartford Financial Services Group (The), Inc.	328,330
12,603	HCC Insurance Holdings, Inc.	351,120
14,709	KeyCorp	384,640
6,293	Lincoln National Corp.	342,087
8,107	Loews Corp.	378,516
803	Markel Corp.*	371,789
7,466	Mercury General Corp.	359,040
5,906	MetLife, Inc.	348,277
8,935	Nasdaq Stock Market (The), Inc.*	413,422
11,765	National Interstate Corp.	334,008
8,655	Nationwide Financial Services, Inc., Class A	382,291
6,600	Navigators Group (The), Inc.*	381,018
10,052	Odyssey Re Holdings Corp.	381,775
4,692	PartnerRe Ltd. (Bermuda)	371,982
9,099	Philadelphia Consolidated Holding Co.*	325,744
5,916	Principal Financial Group, Inc.	352,653
7,064	ProAssurance Corp.*	407,593
4,116	Prudential Financial, Inc.	347,267
8,353	Rayonier, Inc.	353,499
7,160	Reinsurance Group of America, Inc.	415,065
6,497	RLI Corp.	366,431
6,713	Safeco Corp.	358,273
12,490	SEI Investments Co.	345,973
7,294	Travelers (The) Cos., Inc.	350,841
7,437	StanCorp Financial Group, Inc.	365,975
20,729	TD Ameritrade Holding Corp.*	388,876
6,281	Torchmark Corp.	383,518
5,211	Transatlantic Holdings, Inc.	355,390
19,567	United America Indemnity Ltd., Class A (Cayman Islands)*	401,319
15,597	Unum Group	352,804
12,669	W.R. Berkley Corp.	383,364
		18,808,172
	Health Care—9.7%
6,933	Aetna, Inc.	369,252

9,082	Amedisys, Inc.*	$387,166
17,878	Apria Healthcare Group, Inc.*	379,371
6,472	Baxter International, Inc.	393,109
5,477	Beckman Coulter, Inc.	364,221
4,682	Becton, Dickinson & Co.	405,133
13,076	Bristol-Myers Squibb Co.	303,232
7,227	CIGNA Corp.	355,279
9,057	Dentsply International, Inc.	374,145
7,317	Eli Lilly & Co.	376,972
5,719	Express Scripts, Inc.*	385,975
5,030	Humana, Inc.*	403,909
6,607	Kinetic Concepts, Inc.*	328,896
11,331	Lincare Holdings, Inc.*	378,569
6,527	Merck & Co., Inc.	302,070
10,335	Molina Healthcare, Inc.*	352,527
5,992	Pediatrix Medical Group, Inc.*	407,995
17,007	Res-Care, Inc.*	380,447
7,044	UnitedHealth Group, Inc.	358,117
		7,006,385
	Industrials—18.2%
4,187	Boeing Co.	348,275
7,516	C.H. Robinson Worldwide, Inc.	417,439
7,715	Cooper Industries Ltd., Class A (Bermuda)*	343,626
9,813	Cubic Corp.	263,577
6,629	Cummins, Inc.	320,048
4,462	Danaher Corp.	332,196
4,338	Eaton Corp.	359,013
6,795	Emerson Electric Co.	345,458
3,934	FedEx Corp.	367,750
2,632	Fluor Corp.	320,235
4,364	General Dynamics Corp.	368,583
12,214	GeoEye, Inc.*	427,002
5,435	Goodrich Corp.	339,959
24,108	GrafTech International Ltd.*	362,825
6,450	Harsco Corp.	367,134
7,053	Hubbell, Inc., Class B	336,287
6,981	Illinois Tool Works, Inc.	351,842
7,502	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	296,479
8,060	Kirby Corp.*	370,599
3,501	L-3 Communications Holdings, Inc.	388,016
11,449	Lennox International, Inc.	425,445
3,500	Lockheed Martin Corp.	377,720
6,341	Manpower, Inc.	356,745
7,407	McDermott International, Inc. (Panama)*	349,462
4,917	Northrop Grumman Corp.	390,213
7,284	Perini Corp.*	254,576
6,264	Raytheon Co.	408,037
11,680	Republic Services, Inc.	350,400
5,707	Rockwell Automation, Inc.	325,413
24,583	Rush Enterprises, Inc., Class A*	412,503
14,725	Skywest, Inc.	383,145
3,808	SPX Corp.	383,085
5,610	Textron, Inc.	314,441
6,962	Toro (The) Co.	343,505
5,259	United Parcel Service, Inc., Class B	384,748
6,739	URS Corp.*	295,842
11,289	Waste Management, Inc.	366,215
		13,147,838

	Information Technology—13.3%
47,018	Amkor Technology, Inc.*	$359,218
12,587	Analog Devices, Inc.	356,967
20,575	Applied Materials, Inc.	368,704
10,468	Arrow Electronics, Inc.*	358,215
8,227	Autodesk, Inc.*	338,541
11,230	Avnet, Inc.*	399,900
11,712	BMC Software, Inc.*	375,252
15,819	CA, Inc.	348,493
13,827	Cisco Systems, Inc.*	338,762
9,566	CommScope, Inc.*	424,252
7,335	Computer Sciences Corp.*	310,417
15,950	Corning, Inc.	383,917
23,381	CSG Systems International, Inc.*	298,342
4,571	DST Systems, Inc.*	326,827
7,573	Hewlett-Packard Co.	331,319
14,856	Intel Corp.	314,947
3,684	International Business Machines Corp.	395,441
9,947	McAfee, Inc.*	334,816
3,330	Mettler Toledo International, Inc.*	330,669
16,184	NCR Corp.*	347,632
12,284	NVIDIA Corp.*	302,064
19,199	Oracle Corp.*	394,539
14,429	Plantronics, Inc.	275,594
15,111	Sybase, Inc.*	426,431
12,272	Texas Instruments, Inc.	379,573
15,295	Verigy Ltd. (Singapore)*	319,360
10,209	Wright Express Corp.*	305,657
17,756	Zoran Corp.*	209,521
		9,655,370
	Materials—7.5%
8,693	AK Steel Holding Corp.*	415,352
9,763	Celanese Corp., Series A	362,988
4,258	CF Industries Holdings, Inc.	455,307
6,316	Cytec Industries, Inc.	357,549
6,034	Eastman Chemical Co.	398,666
19,960	Hercules, Inc.	349,899
6,041	Lubrizol (The) Corp.	317,817
6,883	OM Group, Inc.*	394,947
8,630	Owens-Illinois, Inc.*	434,952
4,537	Praxair, Inc.	367,089
7,743	Quanex Corp.	405,811
6,207	Schnitzer Steel Industries, Inc., Class A	351,689
7,359	Sigma-Aldrich Corp.	365,448
10,255	Terra Industries, Inc.*	462,192
		5,439,706
	Telecommunication Services—1.9%
9,088	CenturyTel, Inc.	335,438
24,803	Syniverse Holdings, Inc.*	391,639
6,224	Telephone & Data Systems, Inc.	328,254
8,967	Verizon Communications, Inc.	348,278
		1,403,609
	Utilities—1.6%
9,331	Alliant Energy Corp.	344,314
6,078	Energen Corp.	382,306

5,651	FirstEnergy Corp.	$402,464
		1,129,084
	Total Common Stocks (Cost $76,937,453)	72,372,176

	Money Market Fund—0.3%
217,587	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $217,587)	217,587

	Total Investments (Cost $77,155,040)(a)—100.3%	72,589,763
	Liabilities in excess of other assets—(0.3%)	(214,634)

	Net Assets—100.0%	$72,375,129

*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $4,565,277 which consisted of aggregate gross unrealized appreciation of $2,262,785 and aggregate gross unrealized depreciation of $6,828,062.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$68,980,954	95.3%
Bermuda	1,778,822	2.5
Cayman Islands	779,129	1.1
Panama	731,498	1.0
Singapore	319,360	0.4

Total investments	72,589,763	100.3
Liabilities in excess of other assets	(214,634)	(0.3)

Net Assets	$72,375,129	100.0%

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.6%
	Consumer Discretionary—11.8%
2,582	Abercrombie & Fitch Co., Class A	$205,760
7,017	Advance Auto Parts, Inc.	250,367
7,582	Amazon.com, Inc.*	589,121
9,526	American Axle & Manufacturing Holdings, Inc.	207,191
5,172	American Eagle Outfitters, Inc.	119,111
7,440	American Greetings Corp., Class A	152,669
4,019	AnnTaylor Stores Corp.*	101,078
4,061	Apollo Group, Inc., Class A*	323,824
21,428	ArvinMeritor, Inc.	290,992
10,283	Asbury Automotive Group, Inc.	145,813
7,410	Autoliv, Inc.	370,130
51,939	AutoNation, Inc.*	845,567
3,365	AutoZone, Inc.*	406,761
6,743	Barnes & Noble (The), Inc.	228,925
5,803	Beazer Homes USA, Inc.	50,602
9,557	Bed Bath & Beyond, Inc.*	308,118
12,461	Belo Corp., Class A	206,977
20,687	Best Buy Co., Inc.	1,009,732
9,529	Big Lots, Inc.*	165,423
4,673	Black & Decker (The) Corp.	338,979
61,111	Blockbuster, Inc., Class A*	190,666
36,054	Blockbuster, Inc., Class B*	99,149
9,267	Borders Group, Inc.	104,346
7,521	BorgWarner, Inc.	380,638
3,735	Boyd Gaming Corp.	99,837
7,186	Brinker International, Inc.	133,731
10,444	Brunswick Corp.	198,332
6,562	Burger King Holdings, Inc.	172,909
10,388	Cablevision Systems Corp., Class A*	243,910
5,524	Career Education Corp.*	120,092
6,585	CarMax, Inc.*	146,846
39,256	Carnival Corp. (Panama)	1,746,499
3,043	CBRL Group, Inc.	95,155
85,066	CBS Corp., Class B	2,142,813
14,418	Centex Corp.	400,532
14,152	Charming Shoppes, Inc.*	91,280
92,506	Charter Communications, Inc., Class A*	108,232
22,090	Circuit City Stores, Inc.	120,170
32,717	Clear Channel Communications, Inc.	1,004,739
11,039	Clear Channel Outdoor Holdings, Inc., Class A*	245,287
3,948	Coach, Inc.*	126,533
6,135	Collective Brands, Inc.*	108,099
114,069	Comcast Corp., Class A*	2,071,493
57,247	Comcast Corp., Special Class A*	1,029,874
14,711	Cooper Tire & Rubber Co.	251,117
30,738	D.R. Horton, Inc.	530,231

7,222	Darden Restaurants, Inc.	$204,527
12,118	Dillard’s, Inc., Class A	240,300
37,366	DIRECTV Group (The), Inc.*	843,724
18,006	Discovery Holding Co., Class A*	418,099
11,202	DISH Network Corp., Class A*	316,344
6,495	Dollar Tree Stores, Inc.*	181,925
6,849	E.W. Scripps Co., Class A	278,891
53,821	Eastman Kodak Co.	1,072,653
18,860	Expedia, Inc.*	434,157
10,785	Family Dollar Stores, Inc.	226,809
15,069	Foot Locker, Inc.	206,295
1,508,227	Ford Motor Co.*	10,014,627
9,611	Fortune Brands, Inc.	672,001
9,848	Furniture Brands International, Inc.	94,048
6,688	GameStop Corp., Class A*	345,970
20,376	Gannett Co., Inc.	753,912
58,688	Gap (The), Inc.	1,122,115
2,875	Garmin Ltd. (Cayman Islands)	207,431
368,185	General Motors Corp.	10,423,316
15,385	Genuine Parts Co.	675,863
2,617	Getty Images, Inc.*	65,425
34,842	Goodyear Tire & Rubber (The) Co.*	876,973
5,413	Group 1 Automotive, Inc.	143,120
26,243	H&R Block, Inc.	505,703
15,829	Hanesbrands, Inc.*	405,381
8,662	Harley-Davidson, Inc.	351,504
1,684	Harman International Industries, Inc.	78,424
10,118	Hasbro, Inc.	262,764
6,837	Hearst-Argyle Television, Inc.	145,696
109,157	Home Depot (The), Inc.	3,347,845
11,143	Hovnanian Enterprises, Inc., Class A*	110,204
22,281	IAC/InterActiveCorp*	577,969
35,781	Idearc, Inc.	581,799
8,354	International Game Technology	356,465
35,046	Interpublic Group of Cos., Inc.*	312,961
15,677	J. C. Penney Co., Inc.	743,247
4,273	Jack in the Box, Inc.*	124,900
43,222	Johnson Controls, Inc.	1,528,762
11,794	Jones Apparel Group, Inc.	198,139
9,362	KB Home	257,455
4,391	Kellwood Co.	87,732
14,928	Kohl’s Corp.*	681,314
3,385	Lamar Advertising Co., Class A	145,961
1,859	Las Vegas Sands Corp.*	162,979
9,919	La-Z-Boy, Inc.	75,583
21,020	Lear Corp.*	617,147
18,685	Leggett & Platt, Inc.	355,389
16,279	Lennar Corp., Class A	335,347
10,769	Liberty Global, Inc., Series A*	435,175
11,193	Liberty Global, Inc., Series C*	416,380
2,463	Liberty Media Corp. Capital, Series A*	265,068
49,017	Liberty Media Corp. Interactive, Series A*	779,860
31,846	Limited Brands, Inc.	607,940
7,241	Live Nation, Inc.*	78,927
7,183	Liz Claiborne, Inc.	157,236
70,008	Lowe’s Cos., Inc.	1,851,012

5,818	M.D.C. Holdings, Inc.	$269,199
27,800	Macy’s, Inc.	768,392
8,907	Marriott International, Inc., Class A	320,296
22,337	Mattel, Inc.	469,300
5,093	McClatchy Co., Class A	54,852
59,284	McDonald’s Corp.	3,174,658
11,891	McGraw-Hill (The) Cos., Inc.	508,459
2,254	Meredith Corp.	105,915
4,141	Meritage Homes Corp.*	66,463
9,932	MGM MIRAGE*	727,221
5,956	Mohawk Industries, Inc.*	476,004
15,607	New York Times (The) Co., Class A	261,261
24,020	Newell Rubbermaid, Inc.	579,362
75,750	News Corp., Class A	1,431,675
34,900	News Corp., Class B	678,456
21,075	NIKE, Inc., Class B	1,301,592
8,421	Nordstrom, Inc.	327,577
521	NVR, Inc.*	329,012
23,680	Office Depot, Inc.*	351,174
8,945	OfficeMax, Inc.	221,568
15,935	Omnicom Group, Inc.	722,971
5,184	O’Reilly Automotive, Inc.*	152,565
15,612	Penske Automotive Group, Inc.	283,514
8,339	PEP Boys-Manny, Moe & Jack	91,145
6,109	PetSmart, Inc.	139,713
21,542	Pier 1 Imports, Inc.*	147,563
2,715	Polaris Industries, Inc.	117,940
2,574	Polo Ralph Lauren Corp.	155,959
26,844	Pulte Homes, Inc.	438,631
11,992	RadioShack Corp.	208,061
49,786	Regal Entertainment Group, Class A	923,032
10,794	Rent-A-Center, Inc.*	184,577
7,205	Ross Stores, Inc.	210,026
17,458	Royal Caribbean Cruises Ltd. (Liberia)	703,208
5,399	Ryland Group, Inc.	182,000
21,966	Saks, Inc.*	396,486
20,107	Sally Beauty Holdings, Inc.*	164,073
7,612	Scholastic Corp.*	260,863
10,397	Sears Holdings Corp.*	1,148,765
17,492	Service Corp. International	210,429
6,937	Sherwin-Williams (The) Co.	396,866
26,452	Six Flags, Inc.*	51,581
4,386	Snap-On, Inc.	215,440
9,828	Sonic Automotive, Inc., Class A	197,051
10,002	Standard-Pacific Corp.	38,108
6,148	Stanley Works (The)	315,761
31,216	Staples, Inc.	747,311
14,263	Starbucks Corp.*	269,713
10,927	Starwood Hotels & Resorts Worldwide, Inc.	494,447
5,773	Talbots (The), Inc.	55,825
49,249	Target Corp.	2,737,259
9,695	Tenneco, Inc.*	256,627
5,682	Tiffany & Co.	226,712
4,440	Tim Hortons, Inc.	152,070
4,918	Timberland (The) Co., Class A*	80,704
295,313	Time Warner, Inc.	4,648,227

27,952	TJX (The) Cos., Inc.	$882,165
15,328	Toll Brothers, Inc.*	356,836
56,625	TRW Automotive Holdings Corp.*	1,298,411
6,290	Tupperware Brands Corp.	232,730
7,173	VF Corp.	554,975
29,912	Viacom, Inc., Class B*	1,159,389
18,012	Virgin Media, Inc.	301,161
71,921	Visteon Corp.*	287,684
3,177	WABCO Holdings, Inc.	128,001
90,384	Walt Disney (The) Co.	2,705,193
9,324	Warner Music Group Corp.	74,126
495	Washington Post (The) Co., Class B	368,280
8,979	WCI Communities, Inc.*	54,323
9,418	Wendy’s International, Inc.	229,988
8,689	Whirlpool Corp.	739,521
7,164	Williams-Sonoma, Inc.	192,568
9,210	Wyndham Worldwide Corp.	216,988
19,949	Yum! Brands, Inc.	681,458
7,302	Zale Corp.*	119,753
		105,771,652
	Consumer Staples—12.4%
11,472	Alberto-Culver Co.	307,335
164,168	Altria Group, Inc.	12,447,218
41,554	Anheuser-Busch Cos., Inc.	1,933,092
47,750	Archer-Daniels-Midland Co.	2,103,388
19,316	Avon Products, Inc.	676,446
11,466	BJ’s Wholesale Club, Inc.*	371,957
3,360	Brown-Forman Corp., Class B	211,613
11,925	Bunge Ltd. (Bermuda)	1,412,755
20,550	Campbell Soup Co.	649,586
12,142	Carolina Group	997,222
10,644	Chiquita Brands International, Inc.*	198,830
7,736	Clorox (The) Co.	474,372
114,022	Coca-Cola (The) Co.	6,746,682
63,811	Coca-Cola Enterprises, Inc.	1,472,120
20,412	Colgate-Palmolive Co.	1,571,724
68,308	ConAgra Foods, Inc.	1,470,671
15,214	Constellation Brands, Inc., Class A*	317,973
5,995	Corn Products International, Inc.	202,631
33,167	Costco Wholesale Corp.	2,253,366
82,398	CVS Corp.	3,219,290
13,926	Dean Foods Co.	389,928
20,622	Del Monte Foods Co.	184,979
2,496	Energizer Holdings, Inc.*	233,676
11,201	Estee Lauder (The) Cos., Inc., Class A	472,682
22,486	Fresh Del Monte Produce, Inc. (Cayman Islands)	720,451
24,249	General Mills, Inc.	1,324,238
16,604	Great Atlantic & Pacific Tea Co., Inc.*	495,961
26,990	H.J. Heinz Co.	1,148,694
10,897	Hershey (The) Co.	394,471
9,357	Hormel Foods Corp.	362,490
3,744	J.M. Smucker (The) Co.	174,957
25,439	Kellogg Co.	1,218,528
29,326	Kimberly-Clark Corp.	1,925,252

654,052	Kraft Foods, Inc., Class A	$19,137,561
113,446	Kroger (The) Co.	2,887,201
4,688	Longs Drug Stores Corp.	215,695
6,512	McCormick & Co., Inc.	219,585
13,147	Molson Coors Brewing Co., Class B	587,276
5,216	Nash Finch Co.	186,107
2,769	NBTY, Inc.*	67,065
3,542	Pantry (The), Inc.*	102,931
20,419	Pepsi Bottling Group (The), Inc.	711,602
13,164	PepsiAmericas, Inc.	324,361
64,048	PepsiCo, Inc.	4,367,433
8,987	Performance Food Group Co.*	284,259
6,746	Pilgrim’s Pride Corp.	164,805
105,679	Procter & Gamble (The) Co.	6,969,530
27,466	Reynolds American, Inc.	1,739,422
125,889	Rite Aid Corp.*	372,631
5,726	Ruddick Corp.	195,142
48,298	Safeway, Inc.	1,496,755
101,970	Sara Lee Corp.	1,433,698
71	Seaboard Corp.	91,253
21,351	Smithfield Foods, Inc.*	594,625
15,390	Spectrum Brands, Inc.*	72,179
26,135	SUPERVALU, Inc.	785,618
43,798	Sysco Corp.	1,272,332
64,570	Tyson Foods, Inc., Class A	920,123
4,335	Universal Corp.	215,926
10,943	UST, Inc.	568,598
42,478	Walgreen Co.	1,491,403
301,581	Wal-Mart Stores, Inc.	15,344,441
3,518	Weis Markets, Inc.	131,538
4,625	Whole Foods Market, Inc.	182,410
11,721	Wm. Wrigley Jr. Co.	673,137
		111,891,220
	Energy—11.1%
38,322	Anadarko Petroleum Corp.	2,245,286
19,257	Apache Corp.	1,837,888
4,901	Arch Coal, Inc.	215,644
11,935	Baker Hughes, Inc.	774,940
10,653	BJ Services Co.	231,703
7,574	Cameron International Corp.*	304,929
19,779	Chesapeake Energy Corp.	736,372
197,162	Chevron Corp.	16,660,189
7,375	Cimarex Energy Co.	300,974
7,054	CNX Gas Corp.*	241,247
125,767	ConocoPhillips	10,101,605
5,734	CONSOL Energy, Inc.	418,582
26,765	Devon Energy Corp.	2,274,490
3,151	Diamond Offshore Drilling, Inc.	355,842
8,336	Dresser-Rand Group, Inc.*	264,251
97,193	El Paso Corp.	1,601,741
4,263	ENSCO International, Inc.	217,925
8,334	EOG Resources, Inc.	729,225
4,176	Exterran Holdings, Inc.*	272,442
357,811	Exxon Mobil Corp.	30,914,870

5,068	FMC Technologies, Inc.*	$244,075
10,872	Forest Oil Corp.*	491,632
5,852	Foundation Coal Holdings, Inc.	306,060
4,338	Frontier Oil Corp.	153,001
3,139	Grant Prideco, Inc.*	156,259
36,678	Halliburton Co.	1,216,609
27,220	Hess Corp.	2,472,393
63,179	Marathon Oil Corp.	2,959,936
5,974	Massey Energy Co.	222,113
11,858	Murphy Oil Corp.	872,037
14,624	Nabors Industries Ltd. (Bermuda)*	398,065
11,847	National Oilwell Varco, Inc.*	713,545
9,244	Newfield Exploration Co.*	461,091
6,746	Noble Corp. (Cayman Islands)	295,272
5,602	Noble Energy, Inc.	406,593
52,268	Occidental Petroleum Corp.	3,547,429
3,428	Overseas Shipholding Group, Inc.	223,574
745	Patriot Coal Corp.*	29,614
6,998	Patterson-UTI Energy, Inc.	137,021
7,426	Peabody Energy Corp.	401,153
7,984	Pioneer Natural Resources Co.	334,530
6,345	Plains Exploration & Production Co.*	308,621
10,776	Pride International, Inc.*	341,707
4,745	Rowan Cos., Inc.	161,520
30,302	Schlumberger Ltd. (Netherlands)	2,286,589
1,292	SEACOR Holdings, Inc.*	113,954
6,138	Ship Finance International Ltd. (Bermuda)	160,325
6,526	Smith International, Inc.	353,774
3,485	Southwestern Energy Co.*	194,846
54,027	Spectra Energy Corp.	1,233,977
5,410	Stone Energy Corp.*	221,810
13,714	Sunoco, Inc.	853,011
6,069	Teekay Shipping Corp. (Marshall Islands)	287,064
10,439	Tesoro Corp.	407,643
3,025	Tidewater, Inc.	160,204
8,991	Transocean, Inc. (Cayman Islands)	1,102,297
13,144	USEC, Inc.*	106,072
38,007	Valero Energy Corp.	2,249,634
14,909	Weatherford International Ltd. (Bermuda)*	921,525
43,589	Williams (The) Cos., Inc.	1,393,540
2,980	World Fuel Services Corp.	78,851
12,203	XTO Energy, Inc.	633,824
		100,312,935
	Financials—19.7%
22,224	ACE Ltd. (Cayman Islands)	1,296,548
22,300	AFLAC, Inc.	1,367,659
403	Alleghany Corp.*	152,334
16,338	Allied Capital Corp.	361,560
5,136	Allied World Assurance Holdings Ltd. (Bermuda)	244,628
47,249	Allstate (The) Corp.	2,327,958
6,143	AMB Property Corp.	310,836
5,405	AMBAC Financial Group, Inc.	63,347
11,325	American Capital Strategies Ltd.	398,300
45,328	American Express Co.	2,235,577

9,341	American Financial Group, Inc.	$259,026
12,419	American Financial Realty Trust	102,208
149,656	American International Group, Inc.	8,255,025
2,940	American National Insurance	368,705
10,543	AmeriCredit Corp.*	140,327
15,035	Ameriprise Financial, Inc.	831,586
45,856	Annaly Capital Management, Inc.	904,280
23,952	AON Corp.	1,042,391
8,648	Apartment Investment & Management Co., Class A	342,807
3,961	Arch Capital Group Ltd. (Bermuda)*	279,092
6,172	Arthur J. Gallagher & Co.	156,831
6,579	Aspen Insurance Holdings Ltd. (Bermuda)	185,659
9,302	Associated Banc-Corp	262,130
8,316	Assurant, Inc.	539,625
8,489	Astoria Financial Corp.	230,731
3,255	AvalonBay Communities, Inc.	305,807
8,124	Axis Capital Holdings Ltd. (Bermuda)	325,285
6,815	BancorpSouth, Inc.	167,104
314,731	Bank of America Corp.	13,958,320
3,242	Bank of Hawaii Corp.	163,300
63,418	Bank of New York Mellon (The) Corp.	2,957,181
45,133	BB&T Corp.	1,637,425
7,465	Bear Stearns (The) Cos., Inc.	674,090
3,124	Berkshire Hathaway, Inc., Class B*	14,214,201
2,966	BOK Financial Corp.	161,588
6,442	Boston Properties, Inc.	592,149
4,205	Brandywine Realty Trust	79,264
2,808	BRE Properties, Inc.	122,401
3,425	Camden Property Trust	169,024
17,720	Capital One Financial Corp.	971,233
4,906	CB Richard Ellis Group, Inc., Class A*	95,225
4,606	CBL & Associates Properties, Inc.	122,427
31,373	Charles Schwab (The) Corp.	699,618
26,052	Chubb (The) Corp.	1,349,233
11,835	Cincinnati Financial Corp.	456,121
15,518	CIT Group, Inc.	433,883
404,399	Citigroup, Inc.	11,412,140
2,913	City National Corp.	165,691
477	CME Group, Inc.	295,215
18,879	CNA Financial Corp.	641,697
9,671	Colonial BancGroup (The), Inc.	151,835
3,894	Colonial Properties Trust	95,948
15,323	Comerica, Inc.	668,389
7,979	Commerce Bancorp, Inc.	304,080
4,257	Commerce Bancshares, Inc.	189,053
6,431	Commerce Group (The), Inc.	232,481
27,926	Conseco, Inc.*	336,229
52,606	Countrywide Financial Corp.	366,138
3,987	Cousins Properties, Inc.	106,054
3,142	Cullen/Frost Bankers, Inc.	171,050
5,927	Developers Diversified Realty Corp.	243,896
33,736	Discover Financial Services	590,380
2,022	Downey Financial Corp.	69,759
12,983	Duke Realty Corp.	306,918
18,059	E*Trade Financial Corp.*	89,753
4,504	Endurance Specialty Holdings Ltd. (Bermuda)	182,502

2,516	Equity Lifestyle Properties, Inc.	$109,874
5,159	Equity One, Inc.	121,804
18,721	Equity Residential	700,353
3,798	Erie Indemnity Co., Class A	192,293
1,052	Essex Property Trust, Inc.	108,998
3,626	Everest Re Group Ltd. (Bermuda)	368,728
2,236	Federal Realty Investment Trust	165,017
4,292	Federated Investors, Inc., Class B	182,710
17,215	Fidelity National Title Group, Inc., Class A	338,963
44,251	Fifth Third Bancorp	1,199,202
9,274	First American (The) Corp.	403,883
12,074	First Horizon National Corp.	261,644
4,994	First Industrial Realty Trust, Inc.	173,941
9,745	FirstMerit Corp.	217,996
2,362	Forestar Real Estate Group, Inc.*	53,948
6,205	Franklin Resources, Inc.	646,747
64,846	Freddie Mac	1,970,670
19,316	Fremont General Corp.	63,743
38,251	Friedman Billings Ramsey Group, Inc., Class A	123,551
12,930	Fulton Financial Corp.	163,047
8,211	General Growth Properties, Inc.	299,866
69,851	Genworth Financial, Inc., Class A	1,700,173
5,217	Glimcher Realty Trust	69,177
17,141	Goldman Sachs Group (The), Inc.	3,441,399
2,362	Guaranty Financial Group, Inc.*	32,832
4,692	Hanover Insurance Group (The), Inc.	213,721
20,473	Hartford Financial Services Group (The), Inc.	1,653,604
5,286	HCC Insurance Holdings, Inc.	147,268
10,852	HCP, Inc.	330,009
5,511	Health Care REIT, Inc.	236,367
5,696	Healthcare Realty Trust, Inc.	147,128
5,555	Highwoods Properties, Inc.	166,261
3,497	Home Properties, Inc.	167,821
8,843	Hospitality Properties Trust	300,220
13,883	Host Hotels & Resorts, Inc.	232,401
25,635	HRPT Properties Trust	203,798
28,265	Hudson City Bancorp, Inc.	462,981
30,398	Huntington Bancshares, Inc.	408,853
6,931	IndyMac Bancorp, Inc.	56,626
22,402	Invesco Ltd. (Bermuda)	609,782
11,372	iStar Financial, Inc.	303,405
9,136	Janus Capital Group, Inc.	246,763
5,422	Jefferies Group, Inc.	109,633
230,706	JPMorgan Chase & Co.	10,970,070
36,015	KeyCorp	941,792
9,427	Kimco Realty Corp.	337,581
2,739	LandAmerica Financial Group, Inc.	142,866
7,262	Lazard Ltd., Class A (Bermuda)	286,994
2,896	Legg Mason, Inc.	208,512
28,040	Lehman Brothers Holdings, Inc.	1,799,327
7,896	Leucadia National Corp.	348,766
7,905	Liberty Property Trust	253,830
12,206	Lincoln National Corp.	663,518
25,564	Loews Corp.	1,193,583
5,783	M&T Bank Corp.	530,706
2,872	Macerich (The) Co.	196,359

7,772	Mack-Cali Realty Corp.	$276,061
414	Markel Corp.*	191,682
58,057	Marsh & McLennan Cos., Inc.	1,602,373
14,464	Marshall & Ilsley Corp.	403,546
10,369	MBIA, Inc.	160,720
5,076	Mercury General Corp.	244,105
49,226	Merrill Lynch & Co., Inc.	2,776,346
47,668	MetLife, Inc.	2,810,982
6,382	MGIC Investment Corp.	118,067
11,699	Montpelier Re Holdings Ltd. (Bermuda)	200,521
3,190	Moody’s Corp.	111,618
67,725	Morgan Stanley	3,347,647
61,740	National City Corp.	1,098,355
10,101	Nationwide Financial Services, Inc., Class A	446,161
5,720	Nationwide Health Properties, Inc.	180,523
28,633	New York Community Bancorp, Inc.	531,142
5,330	Newcastle Investment Corp.	66,625
9,692	Northern Trust Corp.	711,005
9,293	NYSE Euronext	730,894
4,336	Odyssey Re Holdings Corp.	164,681
26,037	Old Republic International Corp.	388,732
4,854	PartnerRe Ltd. (Bermuda)	384,825
3,269	Pennsylvania REIT	87,119
17,525	People’s United Financial, Inc.	295,997
12,974	Phoenix (The) Cos., Inc.	140,508
14,727	Plum Creek Timber Co., Inc.	614,852
6,186	PMI Group (The), Inc.	58,767
24,395	PNC Financial Services Group, Inc.	1,600,800
29,184	Popular, Inc.	394,568
3,815	Post Properties, Inc.	161,260
3,303	Potlatch Corp.	141,798
13,003	Principal Financial Group, Inc.	775,109
35,849	Progressive (The) Corp.	665,357
10,025	ProLogis	594,984
5,866	Protective Life Corp.	233,115
27,070	Prudential Financial, Inc.	2,283,896
5,138	Public Storage, Inc.	402,049
5,140	Radian Group, Inc.	46,980
5,567	Raymond James Financial, Inc.	156,377
5,391	Rayonier, Inc.	228,147
6,518	Realty Income Corp.	158,909
4,257	Redwood Trust, Inc.	176,708
3,196	Regency Centers Corp.	196,330
34,753	Regions Financial Corp.	877,166
4,567	Reinsurance Group of America, Inc.	264,749
4,012	RenaissanceRe Holdings Ltd. (Bermuda)	228,644
8,375	Safeco Corp.	446,974
6,746	Senior Housing Properties Trust	151,043
4,844	Simon Property Group, Inc.	432,957
1,133	SL Green Realty Corp.	105,154
26,151	SLM Corp.	568,784
5,201	South Financial Group (The), Inc.	89,873
20,279	Sovereign Bancorp, Inc.	252,879
3,778	StanCorp Financial Group, Inc.	185,915
14,875	State Street Corp.	1,221,535
8,492	Strategic Hotels & Resorts, Inc.	121,860

1,308	Student Loan Corp.	$154,893
24,814	SunTrust Banks, Inc.	1,710,925
18,012	Synovus Financial Corp.	237,939
7,066	T. Rowe Price Group, Inc.	357,469
9,751	TCF Financial Corp.	207,209
11,308	TD Ameritrade Holding Corp.*	212,138
14,770	Thornburg Mortgage, Inc.	165,424
6,222	Torchmark Corp.	379,915
4,088	Transatlantic Holdings, Inc.	278,802
38,563	Travelers (The) Cos., Inc.	1,854,880
4,548	Trustmark Corp.	104,649
125,861	U.S. Bancorp	4,272,981
8,308	UDR, Inc.	189,672
10,877	UnionBanCal Corp.	533,626
7,622	Unitrin, Inc.	313,645
41,083	Unum Group	929,297
8,731	Valley National Bancorp	176,803
4,679	Ventas, Inc.	206,812
6,769	Vornado Realty Trust	611,918
4,215	W.P. Carey & Co. LLC	143,226
9,519	W.R. Berkley Corp.	288,045
121,862	Wachovia Corp.	4,744,088
7,718	Washington Federal, Inc.	188,474
96,077	Washington Mutual, Inc.	1,913,854
3,824	Webster Financial Corp.	129,519
5,296	Weingarten Realty Investors	178,052
226,547	Wells Fargo & Co.	7,704,863
288	Wesco Financial Corp.	114,048
578	White Mountains Insurance Group Ltd. (Bermuda)	280,330
4,729	Whitney Holding Corp.	126,926
6,569	Willis Group Holdings Ltd. (Bermuda)	231,492
4,604	Wilmington Trust Corp.	160,541
13,278	XL Capital Ltd., Class A (Cayman Islands)	597,510
5,608	Zions Bancorp	306,982
		177,229,082
	Health Care—9.3%
75,895	Abbott Laboratories	4,272,888
3,538	Advanced Medical Optics, Inc.*	74,404
27,551	Aetna, Inc.	1,467,366
7,131	Alcon, Inc. (Switzerland)	1,012,602
4,963	Allergan, Inc.	333,464
25,793	AmerisourceBergen Corp.	1,203,243
34,563	Amgen, Inc.*	1,610,290
7,223	Applera Corp. - Applied Biosystems Group	227,741
4,622	Apria Healthcare Group, Inc.*	98,079
3,466	Barr Pharmaceuticals, Inc.*	180,891
24,628	Baxter International, Inc.	1,495,905
3,481	Beckman Coulter, Inc.	231,487
8,522	Becton, Dickinson & Co.	737,409
10,470	Biogen Idec, Inc.*	638,147
45,282	Boston Scientific Corp.*	549,271
186,450	Bristol-Myers Squibb Co.	4,323,775
2,914	C.R. Bard, Inc.	281,405
31,620	Cardinal Health, Inc.	1,833,011

3,956	Charles River Laboratories International, Inc.*	$245,668
22,915	CIGNA Corp.	1,126,501
8,120	Community Health Systems, Inc.*	260,652
7,649	Coventry Health Care, Inc.*	432,780
33,401	Covidien Ltd. (Bermuda)	1,490,687
4,629	DaVita, Inc.*	246,957
5,519	DENTSPLY International, Inc.	227,990
65,916	Eli Lilly & Co.	3,395,991
17,033	Express Scripts, Inc.*	1,149,557
8,615	Forest Laboratories, Inc.*	342,619
11,142	Genentech, Inc.*	782,057
8,230	Genzyme Corp.*	643,010
9,097	Gilead Sciences, Inc.*	415,642
15,348	Health Management Associates, Inc., Class A	82,726
10,755	Health Net, Inc.*	500,000
5,081	Henry Schein, Inc.*	295,359
4,212	Hillenbrand Industries, Inc.	217,845
7,805	Hospira, Inc.*	320,864
11,429	Humana, Inc.*	917,749
6,042	IMS Health, Inc.	144,343
3,153	Invitrogen Corp.*	270,118
138,187	Johnson & Johnson	8,741,709
6,946	Kindred Healthcare, Inc.*	191,293
16,256	King Pharmaceuticals, Inc.*	170,525
4,290	Laboratory Corp. of America Holdings*	316,945
4,519	LifePoint Hospitals, Inc.*	122,013
5,001	Lincare Holdings, Inc.*	167,083
3,770	Magellan Health Services, Inc.*	164,900
37,214	McKesson Corp.	2,336,667
53,453	Medco Health Solutions, Inc.*	2,676,926
32,267	Medtronic, Inc.	1,502,674
176,017	Merck & Co., Inc.	8,146,066
14,042	Mylan Laboratories, Inc.	209,366
7,618	Omnicare, Inc.	168,663
5,468	Owens & Minor, Inc.	225,938
5,342	Patterson Cos., Inc.*	171,158
8,030	PerkinElmer, Inc.	199,867
486,881	Pfizer, Inc.	11,388,146
4,770	PharMerica Corp.*	70,787
8,745	Quest Diagnostics, Inc.	431,303
78,200	Schering-Plough Corp.	1,530,374
9,413	St. Jude Medical, Inc.*	381,321
7,327	Stryker Corp.	490,689
124,849	Tenet Healthcare Corp.*	553,081
7,377	Thermo Fisher Scientific, Inc.*	379,842
42,284	UnitedHealth Group, Inc.	2,149,719
4,238	Universal Health Services, Inc., Class B	199,737
2,795	Varian Medical Systems, Inc.*	145,312
10,645	Watson Pharmaceuticals, Inc.*	277,941
31,186	WellPoint, Inc.*	2,438,745
70,122	Wyeth	2,790,856
6,364	Zimmer Holdings, Inc.*	498,110
		83,318,249

	Industrials—11.1%
42,965	3M Co.	$3,422,162
11,164	ACCO Brands Corp.*	151,272
2,424	Acuity Brands, Inc.	110,316
6,267	AGCO Corp.*	377,399
4,376	Alaska Air Group, Inc.*	110,713
3,355	Alexander & Baldwin, Inc.	153,122
2,189	Alliant Techsystems, Inc.*	231,706
78,431	Allied Waste Industries, Inc.*	772,545
2,399	AMERCO*	166,683
19,922	AMR Corp.*	277,713
7,432	Avery Dennison Corp.	385,126
81,126	Avis Budget Group, Inc.*	1,083,032
40,650	Boeing Co.	3,381,267
5,746	Briggs & Stratton Corp.	119,804
3,337	Brink’s (The) Co.	202,322
9,196	Builders FirstSource, Inc.*	73,568
19,032	Burlington Northern Santa Fe Corp.	1,646,649
4,334	C.H. Robinson Worldwide, Inc.	240,710
3,776	Carlisle Cos., Inc.	125,741
38,046	Caterpillar, Inc.	2,706,592
3,796	ChoicePoint, Inc.*	126,369
7,975	Cintas Corp.	261,740
12,357	Continental Airlines, Inc., Class B*	336,234
4,907	Con-way, Inc.	238,922
10,601	Cooper Industries Ltd., Class A (Bermuda)	472,169
5,646	Corrections Corp. of America*	149,845
3,963	Crane Co.	161,968
26,435	CSX Corp.	1,281,569
13,304	Cummins, Inc.	642,317
8,564	Danaher Corp.	637,590
25,546	Deere & Co.	2,241,917
7,283	Deluxe Corp.	177,123
4,111	Dollar Thrifty Automotive Group*	100,350
11,351	Dover Corp.	458,126
1,598	Dun & Bradstreet (The) Corp.	146,984
9,500	Eaton Corp.	786,220
7,269	EMCOR Group, Inc.*	159,409
47,873	Emerson Electric Co.	2,433,863
4,817	Equifax, Inc.	178,663
4,090	Expeditors International of Washington, Inc.	193,416
14,577	FedEx Corp.	1,362,658
3,746	Flowserve Corp.	307,622
5,661	Fluor Corp.	688,774
5,245	GATX Corp.	197,212
19,858	General Dynamics Corp.	1,677,207
727,013	General Electric Co.	25,743,529
8,973	Goodrich Corp.	561,261
5,482	Harsco Corp.	312,035
3,130	HNI Corp.	105,356
51,164	Honeywell International, Inc.	3,022,257
4,718	Hubbell, Inc., Class B	224,954
19,472	IKON Office Solutions, Inc.	159,281
27,400	Illinois Tool Works, Inc.	1,380,960
18,687	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	738,510
8,346	ITT Corp.	496,003

6,434	J.B. Hunt Transport Services, Inc.	$200,097
6,585	Jacobs Engineering Group, Inc.*	503,357
4,515	Kansas City Southern*	161,998
8,466	Kelly Services, Inc., Class A	145,785
5,436	Kennametal, Inc.	166,505
5,820	L-3 Communications Holdings, Inc.	645,031
5,397	Lennox International, Inc.	200,553
20,810	Lockheed Martin Corp.	2,245,815
7,321	Manpower, Inc.	411,879
37,121	Masco Corp.	851,185
2,738	Monster Worldwide, Inc.*	76,253
4,991	Mueller Industries, Inc.	139,748
1,154	NACCO Industries, Inc., Class A	115,469
24,092	Norfolk Southern Corp.	1,310,364
29,700	Northrop Grumman Corp.	2,356,992
2,560	Oshkosh Truck Corp.	117,146
22,056	PACCAR, Inc.	1,034,868
6,405	Pall Corp.	236,280
10,265	Parker Hannifin Corp.	694,017
8,137	Pentair, Inc.	258,431
14,212	PHH Corp.*	267,043
16,578	Pitney Bowes, Inc.	608,413
2,571	Precision Castparts Corp.	292,580
8,813	Quanta Services, Inc.*	193,181
18,956	R.R. Donnelley & Sons Co.	661,375
32,030	Raytheon Co.	2,086,434
10,406	Republic Services, Inc.	312,180
4,216	Robert Half International, Inc.	117,120
7,034	Rockwell Automation, Inc.	401,079
4,392	Rockwell Collins, Inc.	277,574
8,056	Ryder System, Inc.	419,395
6,592	Shaw Group (The), Inc.*	372,448
41,205	Southwest Airlines Co.	483,335
4,874	SPX Corp.	490,324
12,761	Steelcase, Inc., Class A	195,626
6,089	Tecumseh Products Co., Class A*	141,995
1,729	Tecumseh Products Co., Class B*	34,736
3,130	Teleflex, Inc.	185,046
4,229	Terex Corp.*	248,496
18,577	Textron, Inc.	1,041,241
10,469	Timken (The) Co.	316,478
9,001	Trane, Inc.	403,065
3,671	Trinity Industries, Inc.	103,963
33,401	Tyco International Ltd. (Bermuda)	1,314,663
18,329	Union Pacific Corp.	2,291,675
62,546	United Parcel Service, Inc., Class B	4,575,865
14,518	United Rentals, Inc.*	264,954
3,856	United Stationers, Inc.*	213,083
49,684	United Technologies Corp.	3,647,302
8,682	URS Corp.*	381,140
3,807	USG Corp.*	139,336
5,316	W.W. Grainger, Inc.	422,994
38,467	Waste Management, Inc.	1,247,869
6,626	Werner Enterprises, Inc.	134,972
2,677	WESCO International, Inc.*	113,076
8,595	YRC Worldwide, Inc.*	157,374
		100,330,058

	Information Technology—9.7%
31,435	Accenture Ltd., Class A (Bermuda)	$1,088,280
7,978	Activision, Inc.*	206,391
5,917	Adobe Systems, Inc.*	206,681
41,190	Advanced Micro Devices, Inc.*	314,692
8,596	Affiliated Computer Services, Inc., Class A*	419,055
15,696	Agilent Technologies, Inc.*	532,251
2,420	Alliance Data Systems Corp.*	122,379
7,210	Altera Corp.	121,777
7,844	Amdocs Ltd. (Guernsey)*	259,558
13,032	Amkor Technology, Inc.*	99,564
9,518	Analog Devices, Inc.	269,930
3,047	Anixter International, Inc.*	213,473
10,190	Apple, Inc.*	1,379,318
45,527	Applied Materials, Inc.	815,844
15,456	Arrow Electronics, Inc.*	528,904
29,891	Atmel Corp.*	94,456
22,864	Automatic Data Processing, Inc.	927,592
12,678	Avnet, Inc.*	451,464
12,475	AVX Corp.	162,549
13,187	BEA Systems, Inc.*	246,465
6,618	Benchmark Electronics, Inc.*	117,470
6,024	BMC Software, Inc.*	193,009
7,081	Broadcom Corp., Class A*	156,348
5,995	Broadridge Financial Solutions, Inc.	129,852
16,660	CA, Inc.	367,020
11,353	Cadence Design Systems, Inc.*	115,233
10,777	Check Point Software Technologies (Israel)*	229,550
137,762	Cisco Systems, Inc.*	3,375,169
4,513	Citrix Systems, Inc.*	156,240
23,071	Computer Sciences Corp.*	976,365
17,115	Compuware Corp.*	145,478
10,082	Convergys Corp.*	156,372
25,940	Corning, Inc.	624,376
118,993	Dell, Inc.*	2,384,620
4,865	Diebold, Inc.	125,906
2,847	DST Systems, Inc.*	203,561
27,677	eBay, Inc.*	744,235
2,253	EchoStar Corp., Class A*	65,833
8,336	Electronic Arts, Inc.*	394,876
60,454	Electronic Data Systems Corp.	1,215,125
86,167	EMC Corp.*	1,367,470
9,364	Fairchild Semiconductor International, Inc., Class A*	114,709
18,998	Fidelity National Information Services, Inc.	806,465
7,674	Fiserv, Inc.*	394,213
145,783	Flextronics International Ltd. (Singapore)*	1,705,661
1,853	Google, Inc., Class A*	1,045,648
4,123	Harris Corp.	225,487
7,359	Hewitt Associates, Inc., Class A*	273,534
136,148	Hewlett-Packard Co.	5,956,475
60,210	Ingram Micro, Inc., Class A*	1,070,534
8,779	Insight Enterprises, Inc.*	151,613
303,140	Intel Corp.	6,426,568

79,673	International Business Machines Corp.	$8,552,100
3,975	International Rectifier Corp.*	110,624
5,602	Intersil Corp., Class A	129,014
8,699	Intuit, Inc.*	266,972
8,785	Iron Mountain, Inc.*	302,116
14,964	Jabil Circuit, Inc.	198,273
9,626	JDS Uniphase Corp.*	100,207
24,737	Juniper Networks, Inc.*	671,610
4,888	KLA-Tencor Corp.	204,221
2,911	Lam Research Corp.*	111,753
6,841	Lexmark International, Inc., Class A*	247,713
6,516	Linear Technology Corp.	180,298
33,514	LSI Logic Corp.*	174,943
13,091	Marvell Technology Group Ltd. (Bermuda)*	155,390
2,956	Mastercard, Inc., Class A	611,892
5,423	McAfee, Inc.*	182,538
3,507	Metavante Technologies, Inc.*	77,680
1,444	Mettler Toledo International, Inc.*	143,389
4,620	Microchip Technology, Inc.	147,424
59,399	Micron Technology, Inc.*	417,575
534,284	Microsoft Corp.	17,417,659
5,064	Molex, Inc.	121,739
4,194	Molex, Inc., Class A	97,678
4,354	MoneyGram International, Inc.	23,250
136,620	Motorola, Inc.	1,575,229
6,746	National Semiconductor Corp.	124,329
10,228	NCR Corp.*	219,697
4,502	Network Appliance, Inc.*	104,536
22,275	Novell, Inc.*	141,669
6,053	Novellus Systems, Inc.*	143,819
11,120	NVIDIACorp.*	273,441
121,857	Oracle Corp.*	2,504,161
9,431	Paychex, Inc.	308,582
9,491	Perot Systems Corp., Class A*	115,221
29,020	QUALCOMM, Inc.	1,231,028
7,215	SanDisk Corp.*	183,622
158,199	Sanmina-SCI Corp.*	248,372
21,234	Seagate Technology (Cayman Islands)	430,413
18,183	Spansion, Inc., Class A*	69,459
42,018	Sun Microsystems, Inc.*	735,315
21,790	Symantec Corp.*	390,695
11,030	SYNNEX Corp.*	234,939
6,560	Synopsys, Inc.*	144,451
22,031	Tech Data Corp.*	757,426
25,393	Tellabs, Inc.*	173,180
10,228	Teradata Corp.*	243,631
7,957	Teradyne, Inc.*	87,288
46,733	Texas Instruments, Inc.	1,445,452
13,687	Total System Services, Inc.	316,170
33,401	Tyco Electronics Ltd. (Bermuda)	1,129,288
41,831	Unisys Corp.*	174,017
16,565	UTStarcom, Inc.*	45,885
9,603	VeriSign, Inc.*	325,734
22,937	Vishay Intertechnology, Inc.*	240,609
9,832	Western Digital Corp.*	260,056
17,250	Western Union (The) Co.	386,400

66,818	Xerox Corp.	$1,028,997
8,265	Xilinx, Inc.	180,756
23,945	Yahoo!, Inc.*	459,265
		86,954,828
	Materials—4.1%
19,742	AbitibiBowater, Inc.	489,009
11,953	Air Products & Chemicals, Inc.	1,076,009
3,525	Airgas, Inc.	163,595
7,549	AK Steel Holding Corp.	360,691
3,648	Albemarle Corp.	132,276
72,267	Alcoa, Inc.	2,392,038
1,750	Allegheny Technologies, Inc.	123,200
8,048	Ashland, Inc.	366,425
6,686	Ball Corp.	306,821
8,380	Bemis Co., Inc.	227,768
4,807	Cabot Corp.	142,912
15,052	Celanese Corp., Series A	559,633
20,389	Chemtura Corp.	136,606
7,328	Commercial Metals Co.	207,749
18,598	Crown Holdings, Inc.*	456,023
2,704	Cytec Industries, Inc.	153,073
91,363	Dow Chemical (The) Co.	3,532,094
69,073	E.I. du Pont de Nemours & Co.	3,120,718
9,295	Eastman Chemical Co.	614,121
9,194	Ecolab, Inc.	443,611
5,707	FMC Corp.	303,384
15,103	Freeport-McMoRan Copper & Gold, Inc.	1,344,620
31,118	Graphic Packaging Corp.*	92,732
2,009	Greif, Inc., Class A	132,192
593	Greif, Inc., Class B	36,197
8,414	Hercules, Inc.	147,497
39,118	Huntsman Corp.	948,220
5,264	International Flavors & Fragrances, Inc.	224,299
59,574	International Paper Co.	1,921,262
13,246	Louisiana-Pacific Corp.	202,266
5,573	Lubrizol (The) Corp.	293,196
1,520	Martin Marietta Materials, Inc.	186,534
22,846	MeadWestvaco Corp.	639,688
15,186	Monsanto Co.	1,707,514
9,708	Mosaic (The) Co.*	883,525
11,516	Nalco Holding Co.	241,145
18,365	Newmont Mining Corp.	997,954
12,338	Nucor Corp.	713,136
9,020	Olin Corp.	184,820
23,414	Owens-Illinois, Inc.*	1,180,066
7,342	Packaging Corp. of America	177,970
9,062	Pactiv Corp.*	259,264
15,539	PPG Industries, Inc.	1,026,973
13,349	Praxair, Inc.	1,080,068
3,461	Reliance Steel & Aluminum Co.	170,316
9,727	Rockwood Holdings, Inc.*	285,585
15,566	Rohm & Haas Co.	830,446
10,233	RPM International, Inc.	221,442
3,156	Scotts Miracle-Gro (The) Co., Class A	123,210

11,744	Sealed Air Corp.	$307,106
4,956	Sigma-Aldrich Corp.	246,115
2,710	Silgan Holdings, Inc.	128,346
48,102	Smurfit-Stone Container Corp.*	456,488
8,784	Sonoco Products Co.	271,074
9,029	Southern Copper Corp.	847,281
3,532	Steel Dynamics, Inc.	184,194
7,062	Temple-Inland, Inc.	132,413
6,934	United States Steel Corp.	708,031
6,156	Valhi, Inc.	101,574
7,517	Valspar (The) Corp.	150,566
4,009	Vulcan Materials Co.	314,546
20,835	Weyerhaeuser Co.	1,410,946
9,619	Worthington Industries, Inc.	157,655
1,233	Zep, Inc.	20,369
		36,996,597
	Telecommunication Services—3.8%
9,933	American Tower Corp., Class A*	372,785
313,961	AT&T, Inc.	12,084,359
9,987	CenturyTel, Inc.	368,620
31,084	Cincinnati Bell, Inc.*	120,606
43,325	Citizens Communications Co.	496,938
5,177	Crown Castle International Corp.*	187,356
22,802	Embarq Corp.	1,032,931
24,560	Level 3 Communications, Inc.*	84,486
2,267	NII Holdings, Inc.*	96,710
119,996	Qwest Communications International, Inc.	705,576
245,282	Sprint Nextel Corp.	2,582,819
4,166	Telephone & Data Systems, Inc.	219,715
4,701	Telephone & Data Systems, Inc., Special Shares	227,528
5,816	United States Cellular Corp.*	413,518
385,928	Verizon Communications, Inc.	14,989,444
		33,983,391
	Utilities—6.6%
43,251	AES (The) Corp.*	825,229
6,559	AGL Resources, Inc.	248,258
8,455	Allegheny Energy, Inc.	463,249
4,577	ALLETE, Inc.	176,169
11,486	Alliant Energy Corp.	423,833
24,498	Ameren Corp.	1,097,755
57,238	American Electric Power Co., Inc.	2,451,503
6,131	Aqua America, Inc.	122,191
100,964	Aquila, Inc.*	354,384
9,668	Atmos Energy Corp.	277,665
7,719	Avista Corp.	155,538
4,723	Black Hills Corp.	182,969
67,044	CenterPoint Energy, Inc.	1,073,374
5,776	Cleco Corp.	149,310
33,632	CMS Energy Corp.	527,013
34,043	Consolidated Edison, Inc.	1,483,594
12,717	Constellation Energy Group, Inc.	1,194,889
49,998	Dominion Resources, Inc.	2,149,914

10,928	DPL, Inc.	$303,361
24,831	DTE Energy Co.	1,059,042
115,185	Duke Energy Corp.	2,149,352
87,478	Dynegy, Inc., Class A*	614,096
30,341	Edison International	1,582,587
3,175	Energen Corp.	199,708
26,123	Energy East Corp.	659,606
14,555	Entergy Corp.	1,574,560
4,833	Equitable Resources, Inc.	269,440
40,535	Exelon Corp.	3,088,361
29,015	FirstEnergy Corp.	2,066,448
28,727	FPL Group, Inc.	1,852,317
11,904	Great Plains Energy, Inc.	331,884
11,222	Hawaiian Electric Industries, Inc.	252,271
6,637	IDACORP, Inc.	216,632
5,932	Integrys Energy Group, Inc.	288,414
13,085	MDU Resources Group, Inc.	339,163
23,007	Mirant Corp.*	847,578
7,499	National Fuel Gas Co.	323,282
3,182	New Jersey Resources Corp.	149,204
6,000	Nicor, Inc.	246,000
44,356	NiSource, Inc.	842,320
18,420	Northeast Utilities	510,602
4,029	NorthWestern Corp.	116,438
9,315	NRG Energy, Inc.*	359,466
12,727	NSTAR	412,737
10,444	OGE Energy Corp.	341,832
10,278	ONEOK, Inc.	483,066
26,671	Pepco Holdings, Inc.	679,044
33,929	PG&E Corp.	1,392,446
7,414	Piedmont Natural Gas Co., Inc.	185,869
13,227	Pinnacle West Capital Corp.	508,181
7,507	PNM Resources, Inc.	145,035
14,868	Portland General Electric Co.	366,348
24,052	PPL Corp.	1,176,624
36,455	Progress Energy, Inc.	1,646,672
22,550	Public Service Enterprise Group, Inc.	2,164,800
16,041	Puget Energy, Inc.	419,472
7,374	Questar Corp.	375,410
326,695	Reliant Energy, Inc.*	6,948,802
13,654	SCANA Corp.	509,158
18,254	Sempra Energy	1,020,399
15,958	Sierra Pacific Resources	238,891
80,582	Southern (The) Co.	2,929,155
7,641	Southern Union Co.	207,682
4,396	Southwest Gas Corp.	125,506
29,749	TECO Energy, Inc.	495,916
10,890	UGI Corp.	289,892
3,997	UIL Holdings Corp.	136,498
3,921	Unisource Energy Corp.	115,199
9,587	Vectren Corp.	263,163
12,521	Westar Energy, Inc.	305,012
7,229	WGL Holdings, Inc.	233,063

10,888	Wisconsin Energy Corp.	$495,731
63,025	Xcel Energy, Inc.	1,310,290
		59,520,862
	Total Common Stocks (Cost $963,349,126)	896,308,874

	Money Market Funds—0.2%
259,300	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	259,300
1,506,083	Liquid Assets Portfolio Private Class**	1,506,083

	Total Money Market Funds (Cost $1,765,383)	1,765,383

	Investment Company—0.0%
	Financials—0.0%
6,620	Tri-Continental Corp. (Cost $152,859)	128,891

	Total Investments (Cost $965,267,368)(a)—99.8%	898,203,148
	Other assets less liabilities—0.2%	1,320,693

	Net Assets—100.0%	$899,523,841

REIT Real Estate Investment Trust.
*	Non-income producing security.
**	Affiliated Investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $966,437,321. The net unrealized depreciation was $68,234,173 which consisted of aggregate gross unrealized appreciation of $42,962,610 and aggregate gross unrealized depreciation of $111,196,783.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$872,232,355	97.0%
Bermuda	13,090,139	1.5
Cayman Islands	4,649,923	0.5
Netherlands	2,286,589	0.2
Panama	1,746,499	0.2
Singapore	1,705,661	0.2
Switzerland	1,012,602	0.1
Liberia	703,208	0.1
Guernsey	259,558	0.0
Israel	229,550	0.0
Marshall Islands	287,064	0.0

Total investments	898,203,148	99.8
Other assets less liabilities	1,320,693	0.2

Net Assets	$899,523,841	100.0%

Schedule of Investments
PowerShares Dynamic Large Cap Growth Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—9.2%
224,519	International Game Technology	$9,580,226
1,085,544	News Corp., Class A	20,516,781
149,313	NIKE, Inc., Class B	9,221,571
233,276	Viacom, Inc., Class B*	9,041,778
263,863	Yum! Brands, Inc.	9,013,560
		57,373,916
	Consumer Staples—2.9%
122,406	Colgate-Palmolive Co.	9,425,262
153,168	Wm. Wrigley Jr. Co.	8,796,438
		18,221,700
	Energy—8.6%
84,198	Diamond Offshore Drilling, Inc.	9,508,480
143,838	National Oilwell Varco, Inc.*	8,663,363
188,034	Noble Corp. (Cayman Islands)	8,230,248
244,751	Schlumberger Ltd. (Netherlands)	18,468,911
71,394	Transocean, Inc. (Cayman Islands)	8,752,904
		53,623,906
	Financials—5.7%
403,219	Charles Schwab (The) Corp.	8,991,784
79,576	Franklin Resources, Inc.	8,294,206
122,704	State Street Corp.	10,076,453
159,449	T. Rowe Price Group, Inc.	8,066,525
		35,428,968
	Health Care—14.8%
163,728	Baxter International, Inc.	9,944,839
771,929	Bristol-Myers Squibb Co.	17,901,034
144,679	Express Scripts, Inc.*	9,764,386
299,963	Genentech, Inc.*	21,054,402
146,890	McKesson Corp.	9,223,223
196,070	Medco Health Solutions, Inc.*	9,819,186
730,744	Schering-Plough Corp.	14,300,660
		92,007,730
	Industrials—8.8%
247,162	Boeing Co.	20,558,936
112,903	Danaher Corp.	8,405,628
66,521	Precision Castparts Corp.	7,570,090

158,486	Raytheon Co.	$10,323,778
141,963	Textron, Inc.	7,957,026
		54,815,458
	Information Technology—36.1%
232,615	Adobe Systems, Inc.*	8,125,242
125,518	Apple, Inc.*	16,990,116
520,572	Applied Materials, Inc.	9,328,650
816,280	Cisco Systems, Inc.*	19,998,860
403,558	Corning, Inc.	9,713,641
292,352	eBay, Inc.*	7,861,345
1,186,937	EMC Corp.*	18,836,690
33,008	Google, Inc., Class A*	18,626,414
877,002	Intel Corp.	18,592,442
48,853	Mastercard, Inc., Class A	10,112,571
680,717	Microsoft Corp.	22,191,374
310,796	NVIDIA Corp.*	7,642,474
1,133,412	Oracle Corp.*	23,291,617
560,875	QUALCOMM, Inc.	23,792,319
310,500	Texas Instruments, Inc.	9,603,765
		224,707,520
	Materials—9.2%
98,978	Air Products & Chemicals, Inc.	8,910,000
230,177	Monsanto Co.	25,881,101
141,751	Mosaic (The) Co.*	12,900,759
114,806	Praxair, Inc.	9,288,953
		56,980,813
	Utilities—4.6%
97,821	Constellation Energy Group, Inc.	9,191,261
192,361	PPL Corp.	9,410,300
102,392	Public Service Enterprise Group, Inc.	9,829,632
		28,431,193
	Total Common Stocks (Cost $663,785,125)	621,591,204

	Money Market Funds—0.1%
42,006	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	42,006
500,983	Liquid Assets Portfolio Private Class**	500,983

	Total Money Market Funds (Cost $542,989)	542,989

	Total Investments (Cost $664,328,114)(a)—100.0%	622,134,193
	Other assets less liabilities—0.0%	301,889

	Net Assets—100.0%	$622,436,082

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $664,393,126. The net unrealized depreciation was $42,258,933 which consisted of aggregate gross unrealized appreciation of $18,147,608 and aggregate gross unrealized depreciation of $60,406,541.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$586,682,130	94.3%
Netherlands	18,468,911	3.0
Cayman Islands	16,983,152	2.7

Total investments	622,134,193	100.0
Other assets less liabilities	301,889	0.0

Net Assets	$622,436,082	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Consumer Discretionary—5.9%
182,933	Gap (The), Inc.	$3,497,679
148,924	McDonald’s Corp.	7,974,880
112,575	Walt Disney (The) Co.	3,369,370
		14,841,929
	Consumer Staples—10.2%
112,269	Altria Group, Inc.	8,512,236
70,786	Anheuser-Busch Cos., Inc.	3,292,965
62,042	General Mills, Inc.	3,388,114
69,056	Kellogg Co.	3,307,782
53,456	Kimberly-Clark Corp.	3,509,386
53,294	Reynolds American, Inc.	3,375,109
		25,385,592
	Energy—12.7%
99,208	Chevron Corp.	8,383,076
97,661	Exxon Mobil Corp.	8,437,909
52,397	Hess Corp.	4,759,220
66,759	Marathon Oil Corp.	3,127,659
53,488	Occidental Petroleum Corp.	3,630,231
57,351	Valero Energy Corp.	3,394,606
		31,732,701
	Financials—35.5%
62,373	ACE Ltd. (Cayman Islands)	3,638,841
73,003	Allstate (The) Corp.	3,596,858
149,795	American International Group, Inc.	8,262,692
63,586	Ameriprise Financial, Inc.	3,516,942
188,760	Bank of America Corp.	8,371,506
68,411	Chubb (The) Corp.	3,543,006
38,420	Goldman Sachs Group (The), Inc.	7,713,583
39,150	Hartford Financial Services Group (The), Inc.	3,162,146
190,871	JPMorgan Chase & Co.	9,075,915
60,611	Lincoln National Corp.	3,294,814
78,088	Loews Corp.	3,645,929
56,896	MetLife, Inc.	3,355,157
165,165	Morgan Stanley	8,164,106
56,984	Principal Financial Group, Inc.	3,396,816
39,640	Prudential Financial, Inc.	3,344,427

70,266	Travelers (The) Cos., Inc.	$3,379,795
268,504	Wells Fargo & Co.	9,131,820
		88,594,353
	Health Care—10.9%
69,611	CIGNA Corp.	3,422,077
70,477	Eli Lilly & Co.	3,630,975
128,545	Johnson & Johnson	8,131,757
366,481	Pfizer, Inc.	8,571,990
44,315	WellPoint, Inc.*	3,465,433
		27,222,232
	Industrials—5.8%
43,444	Deere & Co.	3,812,646
47,366	Northrop Grumman Corp.	3,758,966
73,736	PACCAR, Inc.	3,459,693
108,735	Waste Management, Inc.	3,527,363
		14,558,668
	Information Technology—3.6%
82,788	International Business Machines Corp.	8,886,464

	Materials—2.9%
80,863	E.I. du Pont de Nemours & Co.	3,653,390
63,027	Nucor Corp.	3,642,961
		7,296,351
	Telecommunication Services—6.6%
227,887	AT&T, Inc.	8,771,370
201,515	Verizon Communications, Inc.	7,826,843
		16,598,213
	Utilities—5.7%
79,013	Dominion Resources, Inc.	3,397,559
188,570	Duke Energy Corp.	3,518,716
66,665	Edison International	3,477,246
54,432	FirstEnergy Corp.	3,876,648
		14,270,169
	Total Common Stocks (Cost $253,606,310)	249,386,672

	Money Market Funds—0.1%
155,744	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	155,744
202,424	Liquid Assets Portfolio Private Class**	202,424

	Total Money Market Funds (Cost $358,168)	358,168

Total Investments (Cost $253,964,478)(a)—99.9%	$249,744,840
Other assets less liabilities—0.1%	165,154

Net Assets—100.0%	$249,909,994

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $254,050,595. The net unrealized depreciation was $4,305,755 which consisted of aggregate gross unrealized appreciation of $12,822,336 and aggregate gross unrealized depreciation of $17,128,091.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$246,105,999	98.5%
Cayman Islands	3,638,841	1.4

Total investments	249,744,840	99.9
Other assets less liabilities	165,154	0.1

Net Assets	$249,909,994	100.0%

Schedule of Investments
PowerShares Dynamic Mid Cap Growth Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—15.3%
176,725	Apollo Group, Inc., Class A*	$14,092,052
49,805	BorgWarner, Inc.	2,520,631
91,470	Burger King Holdings, Inc.	2,410,235
18,066	Chipotle Mexican Grill, Inc., Class A*	2,199,355
414,812	Expedia, Inc. *	9,548,972
55,507	Fossil, Inc. *	1,886,128
235,384	GameStop Corp., Class A *	12,176,414
407,742	Gemstar-TV Guide International, Inc *	1,757,368
78,214	Interactive Data Corp.	2,264,295
21,263	ITT Educational Services, Inc. *	1,942,375
29,573	Morningstar, Inc. *	1,953,297
21,140	priceline.com, Inc. *	2,294,113
121,560	Regal Entertainment Group, Class A	2,253,722
81,026	Tempur-Pedic International, Inc.	1,605,935
		58,904,892
	Energy—10.2%
290,092	Cameron International Corp.*	11,679,104
67,574	Dresser-Rand Group, Inc. *	2,142,096
243,306	FMC Technologies, Inc.*	11,717,617
37,698	Oceaneering International, Inc.*	2,170,651
215,610	Smith International, Inc.	11,688,218
		39,397,686
	Financials—2.3%
19,362	Affiliated Managers Group, Inc.*	1,903,478
5,882	Alleghany Corp. *	2,223,396
55,480	Nasdaq Stock Market (The), Inc.*	2,567,060
77,554	SEI Investments Co.	2,148,246
		8,842,180
	Health Care—12.8%
34,013	Beckman Coulter, Inc.	2,261,865
27,548	Covance, Inc. *	2,290,892
38,827	DaVita, Inc. *	2,071,420
56,233	DENTSPLY International, Inc.	2,322,985
87,768	Endo Pharmaceuticals Holdings, Inc.*	2,294,256
35,963	Gen-Probe, Inc.*	2,055,285
40,672	Henry Schein, Inc.*	2,364,263
175,552	Humana, Inc. *	14,096,826
39,764	IDEXX Laboratories, Inc.*	2,241,497
37,204	Pediatrix Medical Group, Inc.*	2,533,220
36,926	Techne Corp.*	2,400,190
58,630	VCA Antech, Inc.*	2,266,636
173,280	Waters Corp.*	9,954,936
		49,154,271

	Industrials—29.8%
34,895	AGCO Corp.*	$2,101,377
54,677	AMETEK, Inc.	2,407,975
113,577	AMR Corp.*	1,583,263
37,601	Brink’s (The) Co.	2,279,749
262,327	C.H. Robinson Worldwide, Inc.	14,569,641
64,390	Copart, Inc.*	2,632,263
51,425	Donaldson Co., Inc.	2,154,708
91,887	Fluor Corp.	11,179,891
189,686	Goodrich Corp.	11,864,859
40,047	Harsco Corp.	2,279,475
161,426	Jacobs Engineering Group, Inc.*	12,339,403
50,042	Kirby Corp.*	2,300,931
122,211	L-3 Communications Holdings, Inc.	13,544,645
258,564	McDermott International, Inc. (Panama)*	12,199,050
55,661	MSC Industrial Direct Co., Class A	2,285,997
187,505	Rockwell Collins, Inc.	11,850,316
176,669	Steelcase, Inc., Class A	2,708,336
40,879	Stericycle, Inc.*	2,422,490
41,845	URS Corp.*	1,836,996
		114,541,365
	Information Technology—22.4%
128,096	Altera Corp.	2,163,541
311,941	Amphenol Corp., Class A	12,458,924
61,905	Ansys, Inc.*	2,161,104
287,171	Autodesk, Inc.*	11,817,087
552,174	CA, Inc.	12,164,393
365,678	Citrix Systems, Inc.*	12,659,773
59,398	CommScope, Inc.*	2,634,301
47,880	Dolby Laboratories, Inc., Class A *	2,063,149
28,383	DST Systems, Inc.*	2,029,385
38,383	Factset Research Systems, Inc.	2,146,761
55,661	Global Payments, Inc.	2,081,721
215,434	Harris Corp.	11,782,085
61,762	McAfee, Inc.*	2,078,909
20,676	Mettler Toledo International, Inc.*	2,053,127
72,090	National Instruments, Corp.	1,936,337
64,772	Silicon Laboratories, Inc.*	2,023,477
62,375	Zebra Technologies Corp., Class A *	1,915,536
		86,169,610
	Materials—4.2%
282,314	Ecolab, Inc.	13,621,651
53,591	Owens-Illinois, Inc.*	2,700,986
		16,322,637
	Telecommunication Services—3.0%
164,914	United States Cellular Corp.*	11,725,385

	Total Investments (Cost $418,206,041)(a)—100.0%	385,058,026
	Liabilities in excess of other assets—(0.0)%	(63,505)

	Net Assets—100.0%	$384,994,521

* Non-income producing security.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $418,130,544.  The net unrealized depreciation was $33,072,518 which consisted of aggregate gross unrealized appreciation of $8,724,912 and aggregate gross unrealized depreciation of $41,797,430.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$372,858,976	96.8%
Panama	12,199,050	3.2

Total investments	385,058,026	100.0
Liabilities in excess of other assets	(63,505)	(0.0)

Net Assets	$384,994,521	100.0%

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Consumer Discretionary—19.8%
23,234	American Eagle Outfitters, Inc.	$535,079
26,780	AutoZone, Inc.*	3,237,166
6,434	Black & Decker (The) Corp.	466,722
13,367	Darden Restaurants, Inc.	378,553
20,220	DreamWorks Animation SKG, Inc., Class A*	494,379
39,004	Fortune Brands, Inc.	2,727,160
62,218	Genuine Parts Co.	2,733,237
9,662	Meredith Corp.	454,017
6,612	Mohawk Industries, Inc.*	528,431
19,860	Newell Rubbermaid, Inc.	479,023
28,749	RadioShack Corp.	498,795
8,466	Sherwin-Williams (The) Co.	484,340
10,198	Stanley Works (The)	523,769
101,893	TJX (The) Cos., Inc.	3,215,743
6,571	Whirlpool Corp.	559,258
		17,315,672
	Consumer Staples—10.0%
14,202	BJ’s Wholesale Club, Inc.*	460,713
81,415	Campbell Soup Co.	2,573,528
33,608	Carolina Group	2,760,225
4,680	Energizer Holdings, Inc.*	438,142
177,631	Sara Lee Corp.	2,497,492
		8,730,100
	Energy—4.7%
41,500	Noble Energy, Inc.	3,012,070
5,871	SEACOR Holdings, Inc.*	517,822
11,892	Unit Corp.*	596,027
		4,125,919
	Financials—28.6%
18,201	American Financial Group, Inc.	504,714
4,448	American National Insurance	557,824
59,827	AON Corp.	2,603,671
7,620	Arch Capital Group Ltd. (Bermuda)*	536,905
8,127	Assurant, Inc.	527,361
10,215	Bank of Hawaii Corp.	514,530
13,303	Cincinnati Financial Corp.	512,698
10,278	Erie Indemnity Co., Class A	520,375
5,070	Everest Re Group Ltd. (Bermuda)	515,568
11,792	Hanover Insurance Group (The), Inc.	537,126
17,301	HCC Insurance Holdings, Inc.	482,006
113,499	KeyCorp	2,967,998

1,103	Markel Corp.*	$510,689
10,249	Mercury General Corp.	492,874
11,881	Nationwide Financial Services, Inc., Class A	524,784
13,800	Odyssey Re Holdings Corp.	524,124
6,441	PartnerRe Ltd. (Bermuda)	510,642
162,476	Progressive (The) Corp.	3,015,554
12,853	Protective Life Corp.	510,778
11,468	Rayonier, Inc.	485,326
9,828	Reinsurance Group of America, Inc.	569,729
9,217	Safeco Corp.	491,911
10,211	StanCorp Financial Group, Inc.	502,483
8,621	Torchmark Corp.	526,398
120,353	Unum Group	2,722,385
17,391	W.R. Berkley Corp.	526,252
51,078	XL Capital Ltd., Class A (Cayman Islands)	2,298,510
		24,993,215
	Health Care—4.1%
65,891	AmerisourceBergen Corp.	3,073,815
10,948	Health Net, Inc.*	508,973
		3,582,788
	Industrials—16.0%
13,360	Carlisle Cos., Inc.	444,888
18,893	Continental Airlines, Inc., Class B*	514,079
33,473	Eaton Corp.	2,770,225
9,681	Hubbell, Inc., Class B	461,590
57,894	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	2,287,971
15,715	Lennox International, Inc.	583,969
37,638	Parker Hannifin Corp.	2,544,705
81,547	R.R. Donnelley & Sons Co.	2,845,176
16,033	Republic Services, Inc.	480,990
12,267	Ryder System, Inc.	638,620
9,557	Toro (The) Co.	471,542
		14,043,755
	Information Technology—3.3%
56,597	Computer Sciences Corp.*	2,395,185
22,214	NCR Corp.*	477,157
		2,872,342
	Materials—5.6%
13,403	Celanese Corp., Series A	498,324
8,669	Cytec Industries, Inc.	490,752
8,282	Eastman Chemical Co.	547,192
27,401	Hercules, Inc.	480,340
43,552	PPG Industries, Inc.	2,878,351
		4,894,959

	Telecommunication Services—6.6%
12,474	CenturyTel, Inc.	$460,415
58,677	Embarq Corp.	2,658,068
450,912	Qwest Communications International, Inc.	2,651,363
		5,769,846
	Utilities—1.1%
12,810	Alliant Energy Corp.	472,689
8,344	Energen Corp.	524,838
		997,527
	Total Common Stocks (Cost $93,895,531)	87,326,123

	Money Market Funds—0.2%
24,502	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	24,502
165,907	Liquid Assets Portfolio Private Class**	165,907

	Total Money Market Funds (Cost $190,409)	190,409

	Total Investments (Cost $94,085,940)(a)—100.0%	87,516,532
	Liabilities in excess of other assets—(0.0%)	(28,532)

	Net Assets—100.0%	$87,488,000

* Non-income producing security.
** Affiliated investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $94,087,118. The net unrealized depreciation was $6,570,586 which consisted of aggregate gross unrealized appreciation of $2,112,828 and aggregate gross unrealized depreciation of $8,683,414.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$81,366,936	93.0%
Bermuda	3,851,086	4.4
Cayman Islands	2,298,510	2.6

Total investments	87,516,532	100.0
Liabilities in excess of other assets	(28,532)	(0.0)

Net Assets	$87,488,000	100.0%

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—13.7%
6,561	Arbitron, Inc.	$262,243
3,542	Blue Nile, Inc.*	195,696
6,919	Bright Horizons Family Solutions, Inc.*	294,542
9,874	Deckers Outdoor Corp.*	1,197,124
11,473	Iconix Brand Group, Inc.*	238,524
51,391	Marvel Entertainment, Inc.*	1,449,226
10,221	Monarch Casino & Resort, Inc.*	218,423
61,623	NetFlix, Inc.*	1,549,818
6,609	Red Robin Gourmet Burgers, Inc.*	230,522
9,695	Volcom, Inc.*	195,645
42,620	WMS Industries, Inc.*	1,593,987
16,591	World Wrestling Entertainment, Inc., Class A	248,533
		7,674,283
	Consumer Staples—0.5%
25,509	Darling International, Inc.*	295,904

	Energy—4.0%
50,659	Alpha Natural Resources, Inc.*	1,695,050
13,340	Bois d’Arc Energy, Inc.*	255,461
5,500	NATCO Group, Inc., Class A*	251,790
		2,202,301
	Financials—7.7%
19,692	Greenhill & Co., Inc.	1,329,801
97,036	Investors Bancorp, Inc.*	1,479,799
46,811	optionsXpress Holdings, Inc.	1,269,514
7,057	Signature Bank*	236,480
		4,315,594
	Health Care—22.1%
4,966	Air Methods Corp.*	227,840
15,481	Align Technology, Inc.*	182,366
6,129	Amedisys, Inc.*	261,279
4,858	Analogic Corp.	286,913
26,298	Arthrocare Corp.*	1,052,709
30,473	Incyte Corp.*	365,067
12,310	Cubist Pharmaceuticals, Inc.*	209,147
16,852	Dionex Corp.*	1,181,325
11,270	Eclipsys Corp.*	290,090
8,500	Emergency Medical Services Corp., Class A*	261,545
22,046	eResearch Technology, Inc.*	214,287

35,106	Lifecell Corp.*	$1,387,039
10,110	Martek Biosciences Corp.*	288,135
38,515	Masimo Corp.*	1,374,600
11,508	Matria Healthcare, Inc.*	332,121
52,919	Medicis Pharmaceutical Corp., Class A	1,074,785
6,956	Mentor Corp.	240,817
8,476	Meridian Bioscience, Inc.	266,231
33,439	NuVasive, Inc.*	1,317,831
9,915	Omnicell, Inc.*	248,668
5,909	Parexel International Corp.*	321,509
6,619	PharmaNet Development Group, Inc.*	269,790
23,016	Salix Pharmaceuticals Ltd.*	159,961
4,942	Vital Signs, Inc.	239,687
4,972	XenoPort, Inc.*	305,082
		12,358,824
	Industrials—17.6%
7,918	AAR Corp.*	233,264
8,001	Administaff, Inc.	240,110
4,022	Advisory Board (The) Co.*	256,282
45,980	Barnes Group, Inc.	1,225,367
5,426	CoStar Group, Inc.*	229,737
4,119	Dynamic Materials Corp.	220,696
5,007	Esterline Technologies Corp.*	233,276
5,308	Heico Corp.	236,259
14,992	Interface, Inc., Class A	239,272
4,591	Layne Christensen Co.*	169,408
3,445	Middleby (The) Corp.*	205,356
59,165	Orbital Sciences Corp.*	1,378,545
7,528	Raven Industries, Inc.	225,991
12,680	Resources Connection, Inc.	265,392
72,530	Rollins, Inc.	1,290,309
7,623	Stanley, Inc.*	212,529
26,255	Teledyne Technologies, Inc.*	1,355,546
3,217	Triumph Group, Inc.	173,718
41,942	Wabtec Corp.	1,442,385
		9,833,442
	Information Technology—33.5%
5,151	Advent Software, Inc.*	232,619
9,012	Ansoft Corp.*	191,415
83,934	Aspen Technology, Inc.*	1,179,273
48,271	Atheros Communications, Inc.*	1,318,281
6,680	Bankrate, Inc.*	362,256
9,187	Blackbaud, Inc.	254,204
6,704	Blackboard, Inc.*	234,506
7,221	Blue Coat Systems, Inc.*	194,028
6,991	Cabot Microelectronics Corp.*	241,749
5,265	Comtech Telecommunications Corp.*	235,872
37,900	Concur Technologies, Inc.*	1,328,775
33,463	DealerTrack Holdings, Inc.*	902,162
9,292	Dycom Industries, Inc.*	219,477
37,520	Formfactor, Inc.*	908,734
25,214	Harmonic, Inc.*	275,337

32,959	Hittite Microwave Corp.*	$1,312,427
83,004	Informatica Corp.*	1,602,808
58,533	j2 Global Communications, Inc.*	1,282,458
12,486	JDA Software Group, Inc.*	222,126
19,571	Magma Design Automation, Inc.*	223,109
9,637	Manhattan Associates, Inc.*	238,901
6,758	ManTech International Corp., Class A*	276,402
13,703	Monolithic Power Systems, Inc.*	214,315
45,980	Net 1 UEPS Technologies, Inc.*	1,318,706
7,715	NETGEAR, Inc.*	205,682
8,692	Power Integrations, Inc.*	221,472
8,266	Progress Software Corp.*	244,012
52,067	SRA International, Inc., Class A*	1,428,199
7,413	Standard Microsystems Corp.*	221,797
4,708	Synaptics, Inc.*	124,762
7,942	Synchronoss Technologies, Inc.*	169,165
39,509	Syntel, Inc.	1,170,652
9,262	Taleo Corp., Class A*	195,706
		18,751,387
	Materials—0.3%
6,884	AMCOL International Corp.	168,796

	Telecommunication Services—0.7%
29,378	Centennial Communications Corp.*	168,042
9,855	NTELOS Holdings Corp.	209,715
		377,757

	Total Investments (Cost $60,593,192)(a)—100.1%	55,978,288
	Liabilities in excess of other assets—(0.1%)	(41,780)

	Net Assets—100.0%	$55,936,508

* Non-income producing security.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $60,466,726.  The net unrealized depreciation was $4,488,438 which consisted of aggregate gross unrealized appreciation of $2,187,805 and aggregate gross unrealized depreciation of $6,676,243.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—10.3%
16,889	American Greetings Corp., Class A	$346,562
70,235	AnnTaylor Stores Corp.*	1,766,410
129,142	Belo Corp., Class A	2,145,049
11,738	CBRL Group, Inc.	367,047
44,545	Columbia Sportswear Co.	1,944,389
13,756	Ethan Allen Interiors, Inc.	425,748
11,775	Gymboree Corp.*	450,041
21,665	Helen of Troy Ltd. (Bermuda)*	368,305
15,562	JAKKS Pacific, Inc.*	366,641
11,146	Scholastic Corp.*	381,973
15,858	Wolverine World Wide, Inc.	401,366
		8,963,531
	Consumer Staples—1.2%
18,939	Lance, Inc.	347,152
17,840	Vector Group Ltd.	330,040
9,901	WD-40 Co.	334,258
		1,011,450
	Energy—3.1%
8,690	Stone Energy Corp.*	356,290
82,116	W&T Offshore, Inc.	2,323,062
		2,679,352
	Financials—31.9%
39,243	Advanta Corp., Class B	392,038
30,930	Amtrust Financial Services, Inc.	485,601
8,400	BancFirst Corp.	378,252
10,917	City Holding Co.	419,431
19,040	CNA Surety Corp.*	339,483
19,473	Community Bank System, Inc.	424,901
55,635	Delphi Financial Group, Inc., Class A	1,745,826
22,080	Employers Holdings, Inc.	385,517
10,597	FBL Financial Group, Inc., Class A	349,171
13,647	First Citizens BancShares, Inc., Class A	1,860,632
65,402	First Midwest Bancorp, Inc.	2,040,542
11,218	FirstFed Financial Corp.*	470,595
11,224	Harleysville Group, Inc.	400,136
20,084	Horace Mann Educators Corp.	368,943
10,050	Infinity Property & Casualty Corp.	400,694
72,349	IPC Holdings Ltd. (Bermuda)	1,861,540
6,694	Navigators Group (The), Inc.*	386,445
32,680	Phoenix (The) Cos., Inc.	353,924
46,584	Potlatch Corp.	1,999,851

38,997	ProAssurance Corp.*	$2,250,127
6,586	RLI Corp.	371,450
12,263	S&T Bancorp, Inc.	381,502
10,759	Safety Insurance Group, Inc.	419,816
16,652	Selective Insurance Group	398,149
14,091	State Auto Financial Corp.	393,562
31,832	Sterling Bancshares, Inc.	319,275
41,544	SVB Financial Group*	2,010,730
56,846	UMB Financial Corp.	2,394,921
19,839	United America Indemnity Ltd., Class A (Cayman Islands)*	406,898
12,747	United Fire & Casualty Co.	425,495
8,356	Westamerica Bancorp	413,789
78,051	Whitney Holding Corp.	2,094,889
9,570	Zenith National Insurance Corp.	381,077
		27,725,202
	Health Care—3.0%
18,129	Apria Healthcare Group, Inc.*	384,697
67,593	LifePoint Hospitals, Inc.*	1,825,011
17,242	Res-Care, Inc.*	385,704
		2,595,412
	Industrials—30.2%
11,100	A.O. Smith Corp.	388,500
13,002	Applied Industrial Technologies, Inc.	392,530
17,230	Arkansas Best Corp.	530,512
7,461	Atlas Air Worldwide Holdings, Inc.*	372,602
6,512	Cascade Corp.	336,149
43,257	Ceradyne, Inc.*	2,082,825
60,056	CLARCOR, Inc.	2,252,701
50,581	Con-way, Inc.	2,462,790
67,700	Deluxe Corp.	1,646,464
12,837	EnPro Industries, Inc.*	385,110
9,660	G&K Services, Inc., Class A	386,110
57,752	GATX Corp.	2,171,475
27,036	Heartland Express, Inc.	439,335
58,543	HNI Corp.	1,970,557
22,798	Korn/Ferry International*	366,820
43,635	Mine Safety Appliances Co.	1,947,430
12,994	Mueller Industries, Inc.	363,832
17,435	Old Dominion Freight Line, Inc.*	508,230
19,563	Republic Airways Holdings, Inc.*	390,477
24,923	Rush Enterprises, Inc., Class A*	418,208
27,334	Schawk, Inc.	392,516
14,763	Simpson Manufacturing Co., Inc.	406,721
81,284	Skywest, Inc.	2,115,010
26,099	TrueBlue, Inc.*	372,433
7,755	United Stationers, Inc.*	428,541
46,440	Watson Wyatt Worldwide, Inc., Class A	2,282,526
22,384	Werner Enterprises, Inc.	455,962
		26,266,366

	Information Technology—9.1%
259,540	Amkor Technology, Inc.*	$1,982,885
21,882	Benchmark Electronics, Inc.*	388,406
23,706	CSG Systems International, Inc.*	302,489
9,563	Cymer, Inc.*	258,297
127,677	Emulex Corp.*	1,991,760
57,862	Fair Isaac Corp.	1,475,481
14,932	Hutchinson Technology, Inc.*	235,478
35,386	MPS Group, Inc.*	355,629
9,583	MTS Systems Corp.	322,085
14,630	Plantronics, Inc.	279,433
26,118	United Online, Inc.	291,738
		7,883,681
	Materials—10.7%
27,507	Buckeye Technologies, Inc.*	361,717
84,564	H.B. Fuller Co.	1,755,549
10,220	Koppers Holdings, Inc.	341,961
7,319	NewMarket Corp.	394,348
102,129	Olin Corp.	2,092,622
6,976	OM Group, Inc.*	400,283
7,850	Quanex Corp.	411,419
34,263	Schnitzer Steel Industries, Inc., Class A	1,941,342
100,926	Worthington Industries, Inc.	1,654,177
		9,353,418
	Telecommunication Services—0.4%
25,147	Syniverse Holdings, Inc.*	397,071

	Total Investments (Cost $93,857,182)(a)—99.9%	86,875,483
	Other assets less liabilities—0.1%	91,728

	Net Assets—100.0%	$86,967,211

*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $94,096,034. The net unrealized depreciation was $7,220,551which consisted of aggregate gross unrealized appreciation of $2,255,615 and aggregate gross unrealized depreciation of $9,476,166.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$84,238,740	96.9%
Bermuda	2,229,845	2.5
Cayman Islands	406,898	0.5

Total investments	86,875,483	99.9
Other assets less liabilities	91,728	0.1

Net Assets	$86,967,211	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.6%
	Consumer Discretionary—9.2%
3,912	Carnival Corp. (Panama)	$174,045
8,653	Gap (The), Inc.	165,445
7,044	McDonald’s Corp.	377,207
2,689	NIKE, Inc., Class B	166,073
3,621	Omnicom Group, Inc.	164,285
23,864	Time Warner, Inc.	375,619
4,200	Viacom, Inc., Class B*	162,792
12,425	Walt Disney (The) Co.	371,880
4,752	Yum! Brands, Inc.	162,328
		2,119,674
	Consumer Staples—13.3%
5,310	Altria Group, Inc.	402,604
3,348	Anheuser-Busch Cos., Inc.	155,749
6,633	Coca-Cola (The) Co.	392,475
2,935	General Mills, Inc.	160,280
3,266	Kellogg Co.	156,441
2,529	Kimberly-Clark Corp.	166,029
5,337	PepsiCo, Inc.	363,930
5,566	Procter & Gamble (The) Co.	367,078
2,521	Reynolds American, Inc.	159,655
5,429	SYSCO Corp.	157,712
8,599	Wal-Mart Stores, Inc.	437,518
2,759	Wm. Wrigley Jr. Co.	158,449
		3,077,920
	Energy—11.0%
4,693	Chevron Corp.	396,559
5,146	ConocoPhillips	413,326
4,620	Exxon Mobil Corp.	399,168
4,822	Halliburton Co.	159,946
2,478	Hess Corp.	225,077
3,158	Marathon Oil Corp.	147,952
3,387	Noble Corp. (Cayman Islands)	148,249
2,530	Occidental Petroleum Corp.	171,711
4,407	Schlumberger Ltd. (Netherlands)	332,552
1,285	Transocean, Inc. (Cayman Islands)	157,541
		2,552,081
	Financials—16.0%
2,950	ACE Ltd. (Cayman Islands)	172,103
2,818	AFLAC, Inc.	172,828
3,453	Allstate (The) Corp.	170,129
6,984	American Express Co.	344,451

3,007	Ameriprise Financial, Inc.	$166,317
8,929	Bank of America Corp.	396,002
7,262	Charles Schwab (The) Corp.	161,943
3,236	Chubb (The) Corp.	167,592
1,433	Franklin Resources, Inc.	149,362
1,818	Goldman Sachs Group (The), Inc.	365,000
1,851	Hartford Financial Services Group (The), Inc.	149,505
2,867	Lincoln National Corp.	155,850
3,694	Loews Corp.	172,473
2,691	MetLife, Inc.	158,688
2,696	Principal Financial Group, Inc.	160,709
1,875	Prudential Financial, Inc.	158,194
2,209	State Street Corp.	181,403
2,871	T. Rowe Price Group, Inc.	145,244
3,324	Travelers (The) Cos., Inc.	159,884
		3,707,677
	Health Care—11.3%
3,159	Aetna, Inc.	168,248
2,949	Baxter International, Inc.	179,122
2,134	Becton, Dickinson & Co.	184,655
5,957	Bristol-Myers Squibb Co.	138,143
3,293	CIGNA Corp.	161,884
3,334	Eli Lilly & Co.	171,768
2,606	Express Scripts, Inc.*	175,879
2,645	McKesson Corp.	166,080
6,939	Merck & Co., Inc.	321,137
17,336	Pfizer, Inc.	405,488
7,489	UnitedHealth Group, Inc.	380,741
2,096	WellPoint, Inc.*	163,907
		2,617,052
	Industrials—15.3%
2,120	3M Co.	168,858
4,451	Boeing Co.	370,234
2,455	Caterpillar, Inc.	174,649
2,034	Danaher Corp.	151,431
2,055	Deere & Co.	180,347
3,096	Emerson Electric Co.	157,401
1,793	FedEx Corp.	167,610
1,989	General Dynamics Corp.	167,991
3,118	Honeywell International, Inc.	184,180
3,181	Illinois Tool Works, Inc.	160,322
1,595	Lockheed Martin Corp.	172,132
2,241	Northrop Grumman Corp.	177,846
2,854	Raytheon Co.	185,910
2,556	Textron, Inc.	143,264
5,590	United Parcel Service, Inc., Class B	408,963
5,509	United Technologies Corp.	404,416
5,143	Waste Management, Inc.	166,839
		3,542,393

	Information Technology—14.8%
4,189	Adobe Systems, Inc.*	$146,322
9,374	Applied Materials, Inc.	167,982
14,700	Cisco Systems, Inc.*	360,150
7,267	Corning, Inc.	174,917
16,784	Dell, Inc.*	336,351
8,051	Hewlett-Packard Co.	352,231
15,793	Intel Corp.	334,812
3,916	International Business Machines Corp.	420,344
12,259	Microsoft Corp.	399,643
5,597	NVIDIA Corp.*	137,630
20,411	Oracle Corp.*	419,446
5,591	Texas Instruments, Inc.	172,930
		3,422,758
	Materials—2.4%
2,553	Mosaic (The) Co.*	232,348
2,068	Praxair, Inc.	167,322
1,595	Southern Copper Corp.	149,675
		549,345
	Telecommunication Services—3.4%
10,780	AT&T, Inc.	414,922
9,532	Verizon Communications, Inc.	370,223
		785,145
	Utilities—2.9%
1,761	Constellation Energy Group, Inc.	165,464
3,738	Dominion Resources, Inc.	160,734
2,575	FirstEnergy Corp.	183,391
3,464	PPL Corp.	169,459
		679,048
	Total Common Stocks (Cost $23,868,093)	23,053,093

	Money Market Funds—0.5%
1,264	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	1,264
105,884	Liquid Assets Portfolio Private Class**	105,884

	Total Money Market Funds (Cost $107,148)	107,148

	Total Investments (Cost $23,975,241)(a)—100.1%	23,160,241
	Liabilities in excess of other assets—(0.1%)	(17,312)

	Net Assets—100.0%	$23,142,929

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $815,000 which consisted of aggregate gross unrealized appreciation of $487,390 and aggregate gross unrealized depreciation of $1,302,390.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$22,175,751	95.8%
Cayman Islands	477,893	2.1
Netherlands	332,552	1.4
Panama	174,045	0.8

Total investments	23,160,241	100.1
Liabilities in excess of other assets	(17,312)	(0.1)

Net Assets	$23,142,929	100.0%

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.7%
	Consumer Discretionary—14.3%
841	Abercrombie & Fitch Co., Class A	$67,019
3,012	American Eagle Outfitters, Inc.	69,366
5,062	Apollo Group, Inc., Class A*	403,644
834	Black & Decker (The) Corp.	60,498
1,427	BorgWarner, Inc.	72,220
2,620	Burger King Holdings, Inc.	69,037
1,732	Darden Restaurants, Inc.	49,050
2,620	DreamWorks Animation SKG, Inc., Class A*	64,059
1,587	E.W. Scripps Co., Class A	64,623
16,499	Eastman Kodak Co.	328,825
5,053	Fortune Brands, Inc.	353,306
1,590	Fossil, Inc.*	54,028
8,063	Genuine Parts Co.	354,208
609	ITT Educational Services, Inc.*	55,632
1,997	Men’s Wearhouse (The), Inc.	50,904
1,253	Meredith Corp.	58,878
14,466	Newell Rubbermaid, Inc.	348,920
3,725	RadioShack Corp.	64,629
3,482	Regal Entertainment Group, Class A	64,556
1,321	Stanley Works (The)	67,847
13,204	TJX Cos., Inc.	416,718
852	Whirlpool Corp.	72,514
		3,210,481
	Consumer Staples—7.3%
1,840	BJ’s Wholesale Club, Inc.*	59,690
3,448	Bunge Ltd. (Bermuda)	408,484
10,550	Campbell Soup Co.	333,486
4,355	Carolina Group	357,676
1,228	Church & Dwight Co., Inc.	65,354
607	Energizer Holdings, Inc.*	56,827
2,307	NBTY, Inc.*	55,876
9,079	Pepsi Bottling Group (The), Inc.	316,403
		1,653,796
	Energy—5.9%
8,310	Cameron International Corp.*	334,561
1,560	Frontier Oil Corp.	55,021
5,377	Noble Energy, Inc.	390,263
1,079	Oceaneering International, Inc.*	62,129
761	SEACOR Holdings, Inc.*	67,120
6,177	Smith International, Inc.	334,855
1,541	Unit Corp.*	77,235
		1,321,184
	Financials—16.3%
555	Affiliated Managers Group, Inc.*	54,562

169	Alleghany Corp.*	$63,882
2,359	American Financial Group, Inc.	65,415
576	American National Insurance	72,236
7,752	AON Corp.	337,367
987	Arch Capital Group Ltd. (Bermuda)*	69,544
1,052	Assurant, Inc.	68,264
1,324	Bank of Hawaii Corp.	66,690
1,723	Cincinnati Financial Corp.	66,404
1,331	Erie Indemnity Co., Class A	67,389
656	Everest Re Group Ltd. (Bermuda)	66,709
1,689	Federated Investors, Inc., Class B	71,901
1,527	Hanover Insurance Group (The), Inc.	69,555
2,242	HCC Insurance Holdings, Inc.	62,462
819	Jones Lang LaSalle, Inc.	63,718
14,708	KeyCorp	384,614
143	Markel Corp.*	66,209
1,328	Mercury General Corp.	63,864
1,589	Nasdaq Stock Market, Inc.*	73,523
1,540	Nationwide Financial Services, Inc., Class A	68,022
1,787	Odyssey Re Holdings Corp.	67,870
835	PartnerRe Ltd. (Bermuda)	66,199
1,618	Philadelphia Consolidated Holding Co.*	57,924
1,487	Rayonier, Inc.	62,930
1,274	Reinsurance Group of America, Inc.	73,854
1,194	Safeco Corp.	63,724
2,222	SEI Investments Co.	61,549
1,322	StanCorp Financial Group, Inc.	65,056
20,727	TD Ameritrade Holding Corp.*	388,838
1,118	Torchmark Corp.	68,265
926	Transatlantic Holdings, Inc.	63,153
15,596	Unum Group	352,782
2,253	W.R. Berkley Corp.	68,176
6,619	XL Capital Ltd., Class A (Cayman Islands)	297,855
		3,680,505
	Health Care—6.7%
8,539	AmerisourceBergen Corp.	398,344
975	Beckman Coulter, Inc.	64,838
789	Covance, Inc.*	65,613
1,612	DENTSPLY International, Inc.	66,592
2,514	Endo Pharmaceuticals Holdings, Inc.*	65,716
1,418	Health Net, Inc.*	65,923
5,030	Humana, Inc.*	403,908
1,175	Kinetic Concepts, Inc.*	58,491
2,016	Lincare Holdings, Inc.*	67,355
1,066	Pediatrix Medical Group, Inc.*	72,584
1,058	Techne Corp.*	68,770
1,679	VCA Antech, Inc.*	64,910
882	Waters Corp.*	50,671
		1,513,715
	Industrials—22.7%
7,516	C.H. Robinson Worldwide, Inc.	417,439
1,731	Carlisle Cos., Inc.	57,642
2,448	Continental Airlines, Inc., Class B*	66,610
7,714	Cooper Industries Ltd., Class A (Bermuda)	343,582
6,628	Cummins, Inc.	320,000
4,339	Eaton Corp.	359,096
2,632	Fluor Corp.	320,236
5,435	Goodrich Corp.	339,959

1,850	Graco, Inc.	$63,307
1,147	Harsco Corp.	65,287
1,255	Hubbell, Inc., Class B	59,838
7,501	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	296,440
1,434	Kirby Corp.*	65,935
3,501	L-3 Communications Holdings, Inc.	388,016
1,732	Landstar System, Inc.	86,652
2,036	Lennox International, Inc.	75,658
1,128	Manpower, Inc.	63,461
7,408	McDermott International, Inc. (Panama)*	349,509
4,878	Parker Hannifin Corp.	329,802
2,079	Republic Services, Inc.	62,370
5,706	Rockwell Automation, Inc./DE	325,356
5,372	Rockwell Collins, Inc.	339,510
1,589	Ryder System, Inc.	82,723
677	SPX Corp.	68,106
1,238	Toro Co.	61,083
2,961	United Rentals, Inc.*	54,038
1,200	URS Corp.*	52,680
		5,114,335
	Information Technology—14.8%
4,162	ADC Telecommunications, Inc.*	61,556
8,936	Amphenol Corp., Class A	356,904
12,586	Analog Devices, Inc.	356,938
1,863	Arrow Electronics, Inc.*	63,752
8,227	Autodesk, Inc.*	338,541
1,998	Avnet, Inc.*	71,149
2,083	BMC Software, Inc.*	66,739
15,818	CA, Inc.	348,471
1,702	CommScope, Inc.*	75,484
7,335	Computer Sciences Corp.*	310,417
814	DST Systems, Inc.*	58,201
19,121	Electronic Data Systems Corp.	384,331
1,100	Factset Research Systems, Inc.	61,523
1,595	Global Payments, Inc.	59,653
6,172	Harris Corp.	337,547
1,769	McAfee, Inc.*	59,545
3,025	Metavante Technologies, Inc.*	67,004
592	Mettler Toledo International, Inc.*	58,786
2,879	NCR Corp.*	61,841
1,856	Silicon Laboratories, Inc.*	57,981
2,689	Sybase, Inc.*	75,884
		3,332,247
	Materials—3.1%
1,546	AK Steel Holding Corp.*	73,868
1,738	Celanese Corp., Series A	64,619
757	CF Industries Holdings, Inc.	80,946
1,123	Cytec Industries, Inc.	63,573
1,074	Eastman Chemical Co.	70,959
3,551	Hercules, Inc.	62,249
1,075	Lubrizol (The) Corp.	56,556
1,535	Owens-Illinois, Inc.*	77,364
1,309	Sigma-Aldrich Corp.	65,005
1,823	Terra Industries, Inc.*	82,162
		697,301

	Telecommunication Services—4.8%
1,616	CenturyTel, Inc.	$59,647
7,604	Embarq Corp.	344,461
58,431	Qwest Communications International, Inc.	343,574
6,224	Telephone & Data Systems, Inc.	328,254
		1,075,936
	Utilities—3.8%
1,660	Alliant Energy Corp.	61,254
1,082	Energen Corp.	68,058
10,039	Mirant Corp.*	369,837
9,139	NRG Energy, Inc.*	352,674
		851,823
	Total Common Stocks (Cost $23,746,810)	22,451,323

	Money Market Fund—0.4%
90,587	Liquid Assets Portfolio Private Class** (Cost $90,587)	90,587

	Total Investments (Cost $23,837,397)(a)—100.1%	22,541,910
	Liabilities in excess of other assets—(0.1%)	(18,908)

	Net Assets—100.0%	$22,523,002

ADR American Depositary Receipt.
*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $1,295,487 which consisted of aggregate gross unrealized appreciation of $439,340 and aggregate gross unrealized depreciation of $1,734,827.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Country Breakdown
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$20,643,588	91.7%
Bermuda	1,250,958	5.6
Panama	349,509	1.5
Cayman Islands	297,855	1.3

Total investments	22,541,910	100.1
Liabilities in excess of other assets	(18,908)	(0.1)

Net Assets	$22,523,002	100.0%

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.4%
	Consumer Discretionary—12.8%
5,486	Aeropostale, Inc.*	$154,540
922	Aftermarket Technology Corp.*	23,428
1,107	American Greetings Corp., Class A	22,716
4,604	AnnTaylor Stores Corp.*	115,791
646	Arbitron, Inc.	25,821
8,465	Belo Corp., Class A	140,604
729	Buckle (The), Inc.	30,319
1,509	Callaway Golf Co.	27,041
770	CBRL Group, Inc.	24,078
2,920	Columbia Sportswear Co.	127,458
1,674	Cooper Tire & Rubber Co.	28,575
1,821	Dress Barn (The), Inc.*	22,198
942	Drew Industries, Inc.*	25,519
901	Ethan Allen Interiors, Inc.	27,886
772	Gymboree (The), Corp.*	29,506
1,420	Helen of Troy Ltd. (Bermuda)*	24,140
1,020	Jakks Pacific, Inc.*	24,031
5,061	Marvel Entertainment, Inc.*	142,720
1,006	Monarch Casino & Resort, Inc.*	21,498
930	Movado Group, Inc.	22,525
6,068	NetFlix, Inc.*	152,610
514	Pre-Paid Legal Services, Inc.*	28,553
731	Scholastic Corp.*	25,051
955	Volcom, Inc.*	19,272
3,799	Warnaco Group (The), Inc.*	136,346
1,040	Wolverine World Wide, Inc.	26,322
1,634	World Wrestling Entertainment, Inc., Class A	24,477
		1,473,025
	Consumer Staples—2.1%
2,512	Darling International, Inc.*	29,139
6,034	Flowers Foods, Inc.	144,815
1,241	Lance, Inc.	22,748
1,169	Vector Group Ltd.	21,627
649	WD-40 Co.	21,910
		240,239
	Energy—5.0%
6,231	Alliance Holdings GP LP	152,660
4,988	Alpha Natural Resources, Inc.*	166,897
1,314	Bois d’Arc Energy, Inc.*	25,163
495	Lufkin Industries, Inc.	26,171

542	NATCO Group, Inc., Class A*	$24,813
569	Stone Energy Corp.*	23,329
5,382	W&T Offshore, Inc.	152,257
		571,290
	Financials—22.5%
2,572	Advanta Corp., Class B .	25,694
2,027	Amtrust Financial Services, Inc.	31,824
551	BancFirst Corp.	24,812
716	City Holding Co.	27,509
1,248	CNA Surety Corp.*	22,252
1,276	Community Bank System, Inc.	27,842
3,647	Delphi Financial Group, Inc., Class A	114,443
1,448	Employers Holdings, Inc.	25,282
695	FBL Financial Group, Inc., Class A	22,900
895	First Citizens BancShares, Inc., Class A	122,024
4,287	First Midwest Bancorp, Inc.	133,754
736	FirstFed Financial Corp.*	30,875
2,630	GAMCO Investors, Inc., Class A	155,986
1,940	Greenhill & Co., Inc.	131,008
657	Hancock Holding Co.	27,266
736	Harleysville Group, Inc.	26,238
1,316	Horace Mann Educators Corp.	24,175
658	Infinity Property & Casualty Corp.	26,234
4,743	IPC Holdings Ltd. (Bermuda)	122,037
782	National Interstate Corp.	22,201
439	Navigators Group (The), Inc.*	25,343
4,610	optionsXpress Holdings, Inc.	125,023
11,662	Phoenix (The) Cos., Inc.	126,299
3,053	Potlatch Corp.	131,065
2,557	ProAssurance Corp.*	147,540
432	RLI Corp.	24,365
1,604	Roma Financial Corp.	25,215
803	S&T Bancorp, Inc.	24,981
706	Safety Insurance Group, Inc.	27,548
1,091	Selective Insurance Group	26,086
695	Signature Bank*	23,289
924	State Auto Financial Corp.	25,807
2,086	Sterling Bancshares, Inc.	20,923
2,723	SVB Financial Group*	131,793
2,423	Trustco Bank Corp.	24,957
5,506	Trustmark Corp.	126,693
3,727	UMB Financial Corp.	157,020
1,300	United America Indemnity Ltd., Class A (Cayman Islands)*	26,663
836	United Fire & Casualty Co.	27,906
548	Westamerica Bancorp	27,137
5,116	Whitney Holding Corp.	137,313
627	Zenith National Insurance Corp.	24,967
		2,582,289
	Health Care—8.5%
489	Air Methods Corp.*	22,435
603	Amedisys, Inc.*	25,706
4,078	AMERIGROUP Corp.*	153,006

1,525	AMN Healthcare Services, Inc.*	$23,821
1,188	Apria Healthcare Group, Inc.*	25,209
2,589	Arthrocare Corp.*	103,638
1,213	Cubist Pharmaceuticals, Inc.*	20,609
1,659	Dionex Corp.*	116,296
837	Emergency Medical Services Corp., Class A*	25,754
2,171	eResearch Technology, Inc.*	21,102
444	Haemonetics Corp.*	26,569
4,430	LifePoint Hospitals, Inc.*	119,610
3,085	Magellan Health Services, Inc.*	134,938
687	Molina Healthcare, Inc.*	23,434
976	Omnicell, Inc.*	24,478
652	PharmaNet Development Group, Inc.*	26,576
1,130	Res-Care, Inc.*	25,278
662	WellCare Health Plans, Inc.*	31,107
489	XenoPort, Inc.*	30,005
		979,571
	Industrials—28.1%
727	A.O. Smith Corp.	25,445
4,426	Actuant Corp., Class A	120,963
788	Administaff, Inc.	23,648
396	Advisory Board (The) Co.*	25,233
1,159	Apogee Enterprises, Inc.	20,225
852	Applied Industrial Technologies, Inc.	25,722
1,129	Arkansas Best Corp.	34,762
489	Atlas Air Worldwide Holdings, Inc.*	24,421
4,528	Barnes Group, Inc.	120,671
2,836	Ceradyne, Inc.*	136,553
3,937	Clarcor, Inc.	147,677
3,315	Con-way, Inc.	161,406
557	CRA International, Inc.*	23,249
652	Cubic Corp.	17,513
4,437	Deluxe Corp.	107,908
405	Dynamic Materials Corp.	21,700
841	EnPro Industries, Inc.*	25,230
633	G&K Services, Inc., Class A	25,301
4,234	Gardner Denver, Inc.*	137,351
3,786	GATX Corp.	142,354
812	GeoEye, Inc.*	28,388
8,723	GrafTech International Ltd.*	131,281
1,772	Heartland Express, Inc.	28,795
710	Heidrick & Struggles International, Inc.	19,511
3,838	HNI Corp.	129,187
987	Hub Group, Inc., Class A*	28,751
1,477	Interface, Inc., Class A	23,573
1,494	Korn/Ferry International*	24,038
452	Layne Christensen Co.*	16,679
2,861	Mine Safety Appliances Co.	127,686
852	Mueller Industries, Inc.	23,856
1,143	Old Dominion Freight Line, Inc.*	33,318
2,635	Perini Corp.*	92,093
741	Raven Industries, Inc.	22,245
1,283	Republic Airways Holdings, Inc.*	25,609
376	Robbins & Myers, Inc.	24,921

7,143	Rollins, Inc.	$127,074
1,634	Rush Enterprises, Inc., Class A*	27,419
1,792	Schawk, Inc.	25,733
721	School Specialty, Inc.*	23,404
967	Simpson Manufacturing Co., Inc.	26,641
5,328	Skywest, Inc.	138,635
751	Stanley, Inc.*	20,938
2,585	Teledyne Technologies, Inc.*	133,464
587	Tennant Co.	19,365
1,711	TrueBlue, Inc.*	24,416
4,687	UAP Holding Corp.	179,699
4,131	Wabtec Corp.	142,065
3,045	Watson Wyatt Worldwide, Inc., Class A	149,662
1,467	Werner Enterprises, Inc.	29,883
		3,215,661
	Information Technology—13.0%
17,013	Amkor Technology, Inc.*	129,978
887	Ansoft Corp.*	18,840
1,518	Aspen Technology, Inc.*	21,328
1,434	Benchmark Electronics, Inc.*	25,454
688	Cabot Microelectronics Corp.*	23,791
518	Comtech Telecommunications Corp.*	23,206
1,554	CSG Systems International, Inc.*	19,829
627	Cymer, Inc.*	16,935
915	Dycom Industries, Inc.*	21,612
8,369	Emulex Corp.*	130,555
3,793	Fair Isaac Corp.	96,722
7,398	Global Cash Access Holdings, Inc.*	44,388
3,246	Hittite Microwave Corp.*	129,256
979	Hutchinson Technology, Inc.*	15,439
1,502	Informatica Corp.*	29,004
5,764	j2 Global Communications, Inc.*	126,289
1,230	JDA Software Group, Inc.*	21,882
1,034	Macrovision Corp.*	17,361
1,927	Magma Design Automation, Inc.*	21,968
949	Manhattan Associates, Inc.*	23,526
661	MAXIMUS, Inc.	23,320
2,887	Micrel, Inc.	17,611
255	MicroStrategy, Inc., Class A*	18,595
2,320	MPS Group, Inc.*	23,316
628	MTS Systems Corp.	21,107
959	Plantronics, Inc.	18,317
856	Power Integrations, Inc.*	21,811
1,687	Semtech Corp.*	21,543
5,127	SRA International, Inc., Class A*	140,633
730	Standard Microsystems Corp.*	21,842
782	Synchronoss Technologies, Inc.*	16,657
912	Taleo Corp., Class A*	19,271
1,712	United Online, Inc.	19,123

1,016	Verigy Ltd. (Singapore)*	$21,214
3,694	Wright Express Corp.*	110,598
1,180	Zoran Corp.*	13,924
		1,486,245
	Materials—6.8%
1,803	Buckeye Technologies, Inc.*	23,709
5,543	H.B. Fuller Co.	115,073
670	Koppers Holdings, Inc.	22,418
385	Minerals Technologies, Inc.	20,944
479	NewMarket Corp.	25,809
6,695	Olin Corp.	137,181
2,490	OM Group, Inc.*	142,876
514	Quanex Corp.	26,939
2,246	Schnitzer Steel Industries, Inc., Class A	127,258
931	Sensient Technologies Corp.	24,727
6,615	Worthington Industries, Inc.	108,420
		775,354
	Telecommunication Services—0.6%
971	NTELOS Holdings Corp.	20,663
1,044	Shenandoah Telecom Co.	19,074
1,648	Syniverse Holdings, Inc.*	26,022
		65,759
	Total Common Stocks (Cost $12,034,212)	11,389,433

	Money Market Funds—0.7%
503	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	503
79,616	Liquid Assets Portfolio Private Class**	79,616

	Total Money Market Funds (Cost $80,119)	80,119

	Total Investments (Cost $12,114,331)(a)—100.1%	11,469,552
	Liabilities in excess of other assets—(0.1%)	(12,927)

	Net Assets—100.0%	$11,456,625

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $12,124,330. The net unrealized depreciation was $654,778 which consisted of aggregate gross unrealized appreciation of $307,130 and aggregate gross unrealized depreciation of $961,908.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$11,275,498	98.4%
Bermuda	146,177	1.3
Cayman Islands	26,663	0.2
Singapore	21,214	0.2

Total value of investments	11,469,552	100.1
Liabilities in excess of other assets	(12,927)	(0.1)

Net Assets	$11,456,625	100.0%

Schedule of Investments

Powershares Dynamic Aggressive Growth Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—14.4%
2,839	Arbitron, Inc.	$113,475
850	Chipotle Mexican Grill, Inc., Class A*	103,479
3,047	Coach, Inc.*	97,656
2,898	CROCS, Inc.*	100,821
2,916	DISH Network Corp., Class A*	82,348
2,611	Fossil, Inc.*	88,722
1,970	GameStop Corp., Class A*	101,908
1,054	Garmin Ltd. (Cayman Islands)	76,046
19,176	Gemstar-TV Guide International, Inc.*	82,649
1,000	ITT Educational Services, Inc.*	91,350
2,786	Liberty Global, Inc., Series A*	112,582
1,390	Morningstar, Inc.*	91,810
995	priceline.com, Inc.*	107,977
626	Strayer Education, Inc.	108,035
4,195	Volcom, Inc.*	84,655
		1,443,513
	Energy—10.1%
5,772	Bois d’Arc Energy, Inc.*	110,534
2,428	Cameron International Corp.*	97,751
3,178	Dresser-Rand Group, Inc.*	100,743
2,035	FMC Technologies, Inc.*	98,006
2,380	NATCO Group, Inc., Class A*	108,956
1,660	National Oilwell Varco, Inc.*	99,982
1,773	Oceaneering International, Inc.*	102,089
1,210	Schlumberger Ltd. (Netherlands)	91,307
1,804	Smith International, Inc.	97,795
824	Transocean, Inc. (Cayman Islands)*	101,022
		1,008,185
	Financials—4.3%
4,654	Charles Schwab (The) Corp.	103,784
2,610	Nasdaq Stock Market (The), Inc.*	120,765
3,720	optionsXpress Holdings, Inc.	100,886
3,054	Signature Bank*	102,340
		427,775
	Health Care—21.8%
2,149	Air Methods Corp.*	98,596
1,687	Allergan, Inc.	113,350
2,652	Amedisys, Inc.*	113,055

2,103	Analogic Corp.	$124,203
2,091	Arthrocare Corp.*	83,703
1,295	Covance, Inc.*	107,692
5,327	Cubist Pharmaceuticals, Inc.*	90,506
1,339	Dionex Corp.*	93,864
1,670	Express Scripts, Inc.*	112,708
1,691	Gen-Probe, Inc.*	96,641
1,913	Henry Schein, Inc.*	111,203
1,870	Idexx Laboratories, Inc.*	105,412
3,410	Immucor, Inc.*	98,344
346	Intuitive Surgical, Inc.*	87,884
4,291	Omnicell, Inc.*	107,618
2,427	OSI Pharmaceuticals, Inc.*	96,789
2,864	PharmaNet Development Group, Inc.*	116,737
2,758	VCA Antech, Inc.*	106,624
6,199	Warner Chilcott Ltd., Class A (Bermuda)*	105,073
1,450	Waters Corp.*	83,303
2,151	XenoPort, Inc.*	131,984
		2,185,289
	Industrials—20.5%
1,740	Advisory Board Co. (The)*	110,873
4,254	Aecom Technology Corp.*	104,776
1,641	AGCO Corp.*	98,821
2,407	BE Aerospace, Inc.*	92,934
1,686	Corporate Executive Board Co.	97,029
2,348	CoStar Group, Inc.*	99,414
1,782	Dynamic Materials Corp.	95,480
2,166	Esterline Technologies Corp.*	100,914
2,411	Expeditors International of Washington, Inc.	114,016
2,855	Fastenal Co.	115,371
769	Fluor Corp.	93,564
6,488	Interface, Inc., Class A	103,548
1,350	Jacobs Engineering Group, Inc.*	103,194
3,286	Kansas City Southern*	117,903
2,354	Kirby Corp.*	108,237
2,163	McDermott International, Inc. (Panama)*	102,050
768	Precision Castparts Corp.	87,398
1,783	Roper Industries, Inc.	99,705
3,299	Stanley, Inc.*	91,976
1,922	Stericycle, Inc.*	113,898
		2,051,101
	Information Technology—27.0%
2,610	Amphenol Corp., Class A	104,243
3,900	Ansoft Corp.*	82,836
2,911	Ansys, Inc.*	101,623
621	Apple, Inc.*	84,059
6,671	Aspen Technology, Inc.*	93,728
2,402	Autodesk, Inc.*	98,842
3,059	Citrix Systems, Inc.*	105,903
2,279	Comtech Telecommunications Corp.*	102,099
2,252	Dolby Laboratories, Inc., Class A*	97,039
5,872	EMC Corp.*	93,189

1,805	Factset Research Systems, Inc.	$100,954
3,294	FLIR Systems, Inc.*	99,742
2,619	Hittite Microwave Corp.*	104,289
6,597	Informatica Corp.*	127,388
3,102	Iron Mountain, Inc.*	106,678
3,806	Juniper Networks, Inc.*	103,333
8,468	Magma Design Automation, Inc.*	96,535
564	Mastercard, Inc., Class A	116,748
1,568	MICROS Systems, Inc.*	96,557
3,391	National Instruments, Corp.	91,082
4,579	Network Appliance, Inc.*	106,324
3,561	NeuStar, Inc., Class A*	105,797
3,587	NVIDIA Corp.*	88,204
3,761	Power Integrations, Inc.*	95,830
3,047	Silicon Laboratories, Inc.*	95,188
2,037	Synaptics, Inc.*	53,981
3,437	Synchronoss Technologies, Inc.*	73,208
4,008	Taleo Corp., Class A*	84,689
		2,710,088
	Telecommunication Services—1.9%
4,265	NTELOS Holdings Corp.	90,759
1,380	US Cellular Corp.*	98,118
		188,877
	Total Common Stocks (Cost $10,835,197)	10,014,828

	Money Market Funds—0.1%
129	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	129
3,203	Liquid Assets Portfolio Private Class**	3,203

	Total Money Market Funds (Cost $3,332)	3,332

	Total Investments (Cost $10,838,529)(a)—100.1%	10,018,160
	Liabilities in excess of other assets—(0.1%)	(5,289)

	Net Assets—100.0%	$10,012,871

ADR – American Depositary Receipt.
*	Non-income producing security.
**	Affiliated Investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $820,369 which consisted of aggregate gross unrealized appreciation of $347,547 and aggregate gross unrealized depreciation of $1,167,916.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$9,542,662	95.3%
Cayman Islands	177,068	1.8
Bermuda	105,073	1.1
Panama	102,050	1.0
Netherlands	91,307	0.9

Total investments	10,018,160	100.1
Liabilities in excess of other assets	(5,289)	(0.1)

Net Assets	$10,012,871	100.0%

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.2%
	Consumer Discretionary—8.8%
1,480	Black & Decker (The) Corp.	$107,359
4,284	Ethan Allen Interiors, Inc.	132,590
1,596	Fortune Brands, Inc.	111,592
5,998	Gap (The), Inc.	114,682
2,546	Genuine Parts Co.	111,846
4,848	Jakks Pacific, Inc.*	114,219
4,569	Newell Rubbermaid, Inc.	110,204
6,614	RadioShack Corp.	114,753
1,511	Whirlpool Corp.	128,601
		1,045,846
	Consumer Staples—6.8%
1,578	Altria Group, Inc.	119,644
2,321	Anheuser-Busch Cos., Inc.	107,973
3,332	Campbell Soup Co.	105,325
2,034	General Mills, Inc.	111,077
1,753	Kimberly-Clark Corp.	115,084
1,747	Reynolds American, Inc.	110,638
2,554	Wal-Mart Stores, Inc.	129,947
		799,688
	Energy—9.4%
1,394	Chevron Corp.	117,793
1,529	ConocoPhillips	122,809
1,372	Exxon Mobil Corp.	118,541
1,718	Hess Corp.	156,046
2,189	Marathon Oil Corp.	102,555
1,698	Noble Energy, Inc.	123,241
1,754	Occidental Petroleum Corp.	119,044
1,351	SEACOR Holdings, Inc.*	119,158
2,736	Unit Corp.*	137,128
		1,116,315
	Financials—42.8%
2,045	ACE Ltd. (Cayman Islands)	119,305
2,393	Allstate (The) Corp.	117,903
4,187	American Financial Group, Inc.	116,106
2,085	Ameriprise Financial, Inc.	115,321
9,634	Amtrust Financial Services, Inc.	151,255
1,753	Arch Capital Group Ltd. (Bermuda)*	123,516
1,870	Assurant, Inc.	121,344
2,617	Bancfirst Corp.	117,844
2,350	Bank of Hawaii Corp.	118,370

2,243	Chubb (The) Corp.	$116,165
3,060	Cincinnati Financial Corp.	117,932
3,183	Delphi Financial Group, Inc., Class A	99,883
1,166	Everest Re Group Ltd. (Bermuda)	118,571
3,301	FBL Financial Group, Inc., Class A	108,768
2,713	Hanover Insurance Group (The), Inc.	123,577
3,496	Harleysville Group, Inc.	124,632
1,284	Hartford Financial Services Group (The), Inc.	103,709
3,980	HCC Insurance Holdings, Inc.	110,883
4,645	Keycorp	121,467
1,987	Lincoln National Corp.	108,013
2,560	Loews Corp.	119,526
254	Markel Corp.*	117,602
2,358	Mercury General Corp.	113,396
1,865	MetLife, Inc.	109,979
2,734	Nationwide Financial Services, Inc., Class A	120,761
1,482	PartnerRe Ltd. (Bermuda)	117,493
1,868	Principal Financial Group, Inc.	111,351
2,231	ProAssurance Corp.*	128,729
2,957	Protective Life Corp.	117,511
1,300	Prudential Financial, Inc.	109,681
2,261	Reinsurance Group of America, Inc.	131,070
2,052	RLI Corp.	115,733
2,120	Safeco Corp.	113,144
5,187	Selective Insurance Group	124,021
2,349	StanCorp Financial Group, Inc.	115,594
1,984	Torchmark Corp.	121,143
2,304	Travelers (The) Cos., Inc.	110,822
6,180	United America Indemnity Ltd., Class A (Cayman Islands)*	126,752
3,970	United Fire & Casualty Co.	132,519
4,926	Unum Group	111,426
4,001	W.R. Berkley Corp.	121,070
2,090	XL Capital Ltd., Class A (Cayman Islands)	94,050
2,981	Zenith National Insurance Corp.	118,703
		5,056,640
	Health Care—3.0%
5,646	Apria Healthcare Group, Inc.*	119,808
2,311	Eli Lilly & Co.	119,063
5,150	Pfizer, Inc.	120,458
		359,329
	Industrials—15.0%
3,457	A.O. Smith Corp.	120,995
4,347	Continental Airlines, Inc., Class B*	118,282
1,424	Deere & Co.	124,970
3,873	Deluxe Corp.	94,191
1,370	Eaton Corp.	113,381
2,227	Hubbell, Inc., Class B	106,183
2,369	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	93,623
3,616	Lennox International, Inc.	134,371
7,764	Rush Enterprises, Inc., Class A*	130,280
2,822	Ryder System, Inc.	146,913
4,650	Skywest, Inc.	120,993

8,130	TrueBlue, Inc.*	$116,015
5,258	United Rentals, Inc.*	95,959
3,565	Waste Management, Inc.	115,649
6,972	Werner Enterprises, Inc.	142,020
		1,773,825
	Information Technology—2.6%
14,849	Amkor Technology, Inc.*	113,446
2,316	Computer Sciences Corp.*	98,013
7,384	CSG Systems International, Inc.*	94,220
		305,679
	Materials—5.1%
3,084	Celanese Corp., Series A	114,663
1,906	Eastman Chemical Co.	125,929
2,174	OM Group, Inc.*	124,744
2,445	Quanex Corp.	128,143
1,960	Schnitzer Steel Industries, Inc., Class A	111,054
		604,533
	Telecommunication Services—3.7%
2,870	CenturyTel, Inc.	105,932
2,401	Embarq Corp.	108,765
18,455	Qwest Communications International, Inc.	108,515
2,832	Verizon Communications, Inc.	109,995
		433,207
	Utilities—2.0%
2,947	Alliant Energy Corp.	108,744
1,785	FirstEnergy Corp.	127,128
		235,872
	Total Common Stocks (Cost $12,341,511)	11,730,934

	Money Market Funds—1.0%
480	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	480
119,690	Liquid Assets Portfolio Private Class**	119,690

	Total Money Market Funds (Cost $120,170)	120,170

	Total Investments (Cost $12,461,681)(a)—100.2%	11,851,104
	Liabilities in excess of other assets—(0.2%)	(20,690)

	Net Assets—100.0%	$11,830,414

*	Non-income producing security.
**	Affiliated investments.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $610,577 which consisted of aggregate gross unrealized appreciation of $358,701 and aggregate gross unrealized depreciation of $969,278.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$11,057,794	93.5%
Bermuda	453,203	3.8
Cayman Islands	340,107	2.9

Total investments	11,851,104	100.2
Liabilities in excess of other assets	(20,690)	(0.2)

Net Assets	$11,830,414	100.0%

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.7%
	Consumer Discretionary—16.6%
31,974	1-800-FLOWERS.COM, Inc., Class A*	$249,717
35,080	99 Cents Only Stores*	291,866
10,260	Aftermarket Technology Corp.*	260,707
23,395	Arctic Cat, Inc.	216,404
22,522	Audiovox Corp., Class A*	231,076
71,614	Blockbuster, Inc., Class A*	223,436
31,747	Carriage Services, Inc.*	256,516
5,177	Churchill Downs, Inc.	263,872
16,310	Conn’s, Inc.*	314,783
9,708	Core-Mark Holding Co., Inc.*	250,563
64,332	Cost Plus, Inc.*	257,328
7,603	CSS Industries, Inc.	221,856
10,906	DG Fastchannel, Inc.*	230,880
5,985	DXP Enterprises, Inc.*	218,453
43,979	Eddie Bauer Holdings, Inc.*	282,345
72,521	Emmis Communications Corp., Class A*	202,334
34,917	Exide Technologies.*	288,764
28,996	Fred’s, Inc., Class A	273,432
27,763	Furniture Brands International, Inc.	265,137
9,417	Gaiam, Inc., Class A*	229,492
18,898	G-III Apparel Group Ltd.*	252,666
34,819	Gray Television, Inc.	263,928
28,478	Great Wolf Resorts, Inc.*	235,513
31,066	Haverty Furniture Cos., Inc.	317,805
61,098	Hayes Lemmerz International, Inc.*	215,065
16,275	Helen of Troy Ltd. (Bermuda)*	276,675
13,884	Hooker Furniture Corp.	304,615
11,843	JAKKS Pacific, Inc.*	279,021
21,359	Jo-Ann Stores, Inc.*	270,619
31,229	Journal Communications, Inc., Class A	257,639
14,175	Landry’s Restaurants, Inc.	290,729
35,208	La-Z-Boy, Inc.	268,285
41,484	Leapfrog Enterprises, Inc.*	270,061
17,636	Libbey, Inc.	273,005
22,944	Lin TV Corp., Class A*	299,419
48,831	LJ International, Inc. (British Virgin Islands)*	154,794
31,456	Monaco Coach Corp.	319,907
11,034	Movado Group, Inc.	267,243
33,492	Multimedia Games, Inc.*	258,893
57,701	NexCen Brands, Inc.*	244,652
17,118	Noble International, Ltd.	217,399
18,642	O’Charleys, Inc.	258,565
29,997	PC Mall, Inc.*	281,972
9,609	Peet’s Coffee & Tea, Inc.*	210,821
24,336	PEP Boys-Manny, Moe & Jack	265,992
53,396	Pier 1 Imports, Inc.*	365,762
39,611	R.G. Barry Corp.*	291,933

117,827	Radio One, Inc., Class D*	$188,523
28,059	Red Lion Hotels Corp.*	221,666
8,737	Red Robin Gourmet Burgers, Inc.*	304,747
17,700	Rex Stores Corp.*	328,865
17,054	Russ Berrie & Co., Inc.*	246,089
10,906	Shutterfly, Inc.*	212,122
67,275	Silverleaf Resorts, Inc.*	259,682
137,563	Six Flags, Inc.*	268,248
9,516	Skyline Corp.	277,201
10,127	Steinway Musical Instruments	255,909
31,392	Stewart Enterprises, Inc., Class A	223,511
13,914	StoneMor Partners L.P.	271,184
34,725	Stoneridge, Inc.*	310,442
15,373	Superior Industries International, Inc.	280,096
90,675	Syntax-Brillian Corp.*	213,993
13,751	Systemax, Inc.	190,039
115,396	Unifi, Inc.*	271,181
8,347	Universal Electronics, Inc.*	198,742
31,099	West Marine, Inc.*	265,585
140,314	Westwood One, Inc.*	221,696
		17,251,460
	Consumer Staples—3.8%
10,517	Cal-Maine Foods, Inc.	303,205
15,176	Chiquita Brands International, Inc.*	283,488
13,041	Diamond Foods, Inc.	247,388
13,721	Elizabeth Arden, Inc.*	275,106
12,134	Farmer Bros. Co.	285,756
14,885	Imperial Sugar Co.	327,172
7,928	Nash Finch Co.	282,871
30,061	Omega Protein Corp.*	251,911
42,263	Origin Agritech Ltd. (British Virgin Islands)*	333,878
37,343	Prestige Brands Holdings, Inc.*	278,952
8,254	Sanderson Farms, Inc.	277,417
52,390	Spectrum Brands, Inc.*	245,709
5,502	Village Super Market, Inc., Class A	280,547
7,346	WD-40 Co.	248,001
		3,921,401
	Energy—5.3%
11,019	Bolt Technology Corp.*	212,667
37,151	Brigham Exploration Co.*	257,828
9,900	Buckeye GP Holdings L.P.	279,180
16,990	Callon Petroleum Co.*	261,816
3,915	Dawson Geophysical Co.*	224,251
14,367	Geokinetics, Inc.*	244,957
10,714	Global Partners L.P.	293,778
22,330	Harvest Natural Resources, Inc.*	270,640
7,765	K-Sea Transportation Partners L.P.	286,529
7,864	Martin Midstream Partners, L.P.	279,172
13,593	Mitcham Industries, Inc.*	228,362
51,227	Newpark Resources, Inc.*	249,475
3,722	OYO Geospace Corp.*	196,670
4,723	Petroleum Development Corp.*	271,573

8,998	PHI, Inc.*	$279,208
23,493	Pioneer Drilling Co.*	244,562
20,550	StealthGas, Inc. (Marshall Islands)	289,344
5,956	T-3 Energy Services, Inc.*	267,960
83,620	Top Ships, Inc. (Marshall Islands)*	258,386
9,836	TransMontaigne Partners L.P.	296,949
17,700	Union Drilling, Inc.*	272,226
		5,465,533
	Financials—19.7%
26,890	Affirmative Insurance Holdings, Inc.	244,968
85,141	Alesco Financial, Inc.	307,359
29,868	AmCOMP, Inc.*	359,311
33,689	American Equity Investment Life Holding Co.	278,608
6,730	American Physicians Capital, Inc.	278,084
13,914	American Physicians Service Group, Inc.	263,114
14,204	American Safety Insurance Holdings Ltd. (Bermuda)*	269,876
15,827	AmericanWest Bancorp.	192,773
17,991	Amerisafe, Inc.*	247,376
38,576	Anthracite Capital, Inc.	289,706
33,818	Anworth Mortgage Asset Corp.	299,966
10,551	Asta Funding, Inc.	220,199
10,162	Baldwin & Lyons, Inc., Class B	271,021
17,118	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	264,131
26,407	Bank Mutual Corp.	324,542
17,636	BankFinancial Corp.	284,469
10,743	Berkshire Hills Bancorp, Inc.	255,361
27,472	Brookline Bancorp, Inc.	287,082
2,362	Capital Southwest Corp.	277,181
33,172	CapLease, Inc.	269,025
21,166	Capstead Mortgage Corp.	316,432
52,297	CBRE Realty Finance, Inc.	297,570
19,061	CFS Bancorp, Inc.	272,954
14,047	Community Bank System, Inc.	306,506
18,736	Compass Diversified Holdings	270,923
29,351	Cowen Group, Inc.*	293,216
34,917	Deerfield Capital Corp.	278,987
21,876	Dime Community Bancshares, Inc.	328,796
16,956	Eastern Insurance Holdings, Inc.	276,891
24,854	Education Realty Trust, Inc.	292,780
10,615	Federal Agricultural Mortgage Corp., Class C	292,125
15,664	Financial Institutions, Inc.	304,195
38,314	First BanCorp	366,281
40,065	Flagstar Bancorp, Inc.	330,536
6,503	FPIC Insurance Group, Inc.*	273,841
88,925	Friedman Billings Ramsey Group, Inc., Class A	287,228
15,920	Gladstone Commercial Corp.	264,909
28,478	Gladstone Investment Corp.	289,052
11,488	Gramercy Capital Corp.	265,947
17,607	Hallmark Financial Services*	229,067
22,493	Hercules Technology Growth Capital, Inc.	262,043
29,385	Hersha Hospitality Trust	264,171
25,564	Hilltop Holdings, Inc.*	283,505
31,131	Investors Real Estate Trust	305,084
6,410	Kansas City Life Insurance Co.	301,462

55,403	LaBranche & Co., Inc.*	$316,351
17,961	Mainsource Financial Group, Inc.	277,857
29,676	Meadowbrook Insurance Group, Inc.*	273,019
27,862	Medallion Financial Corp.	277,506
27,408	Medical Properties Trust, Inc.	346,437
15,531	Mercer Insurance Group, Inc.	271,171
8,446	National Interstate Corp.	239,782
17,863	NGP Capital Resources Co.	287,773
6,602	Oppenheimer Holdings, Inc., Class A (Canada)	287,517
20,841	Oriental Financial Group	332,831
12,651	Peoples Financial Corp.	270,731
8,318	Pico Holdings, Inc.*	275,409
33,980	PMA Capital Corp., Class A*	273,199
15,955	Presidential Life Corp.	292,615
39,838	Primus Guaranty Ltd. (Bermuda)*	201,182
21,615	Provident New York Bancorp	298,287
109,509	Quanta Capital Holdings Ltd. (Bermuda)*	297,864
56,532	RAM Holdings Ltd. (Bermuda)*	99,496
29,997	Resource Capital Corp.	290,971
18,509	SeaBright Insurance Holdings, Inc.*	271,897
52,004	Superior Bancorp*	301,103
45,468	Supertel Hospitality, Inc.	296,906
15,309	Texas Capital Bancshares, Inc.*	266,836
14,012	United America Indemnity Ltd., Class A (Cayman Islands)*	287,386
13,948	United Western Bancorp, Inc.	268,220
16,892	ViewPoint Financial Group	256,927
28,798	Westfield Financial, Inc.	294,892
52,780	Winthrop Realty Trust	298,735
		20,491,553
	Health Care—9.1%
19,416	Albany Molecular Research, Inc.*	208,916
114,913	Allied Healthcare International, Inc.*	257,405
50,872	Allion Healthcare, Inc.*	302,689
27,832	American Dental Partners, Inc.*	246,035
14,658	AngioDynamics, Inc.*	297,118
80,252	Angiotech Pharmaceuticals, Inc. (Canada)*	251,991
18,252	Ardea Biosciences, Inc.*	250,965
37,249	Assisted Living Concepts, Inc., Class A*	245,471
36,115	BioScrip, Inc.*	280,252
19,160	Cantel Medical Corp.*	221,873
34,528	Cardiac Science Corp.*	286,237
12,558	Clinical Data, Inc.	263,341
12,070	CONMED Corp.*	293,301
10,551	Cynosure, Inc., Class A*	261,981
25,308	Cypress Bioscience, Inc.*	212,334
7,672	Datascope Corp.	248,726
14,658	Gentiva Health Services, Inc.*	270,880
25,372	Hanger Orthopedic Group, Inc.*	235,198
60,836	HealthTronics, Inc.*	246,994
8,416	HMS Holdings Corp.*	265,946
14,239	IRIS International, Inc.*	255,448
78,670	I-trax, Inc.*	250,957
11,360	MedCath Corp.*	282,637
6,991	MWI Veterinary Supply, Inc.*	267,266

61,517	Neurocrine Biosciences, Inc.*	$331,578
35,726	Osteotech, Inc.*	210,069
11,651	Par Pharmaceutical Cos., Inc.*	223,466
7,120	PharmaNet Development Group, Inc.*	290,211
9,935	Providence Service (The) Corp.*	293,381
32,166	Regeneration Technologies, Inc.*	257,328
12,395	RehabCare Group, Inc.*	260,171
11,098	Res-Care, Inc.*	248,262
16,019	Symmetry Medical, Inc.*	291,546
14,269	Synovis Life Technologies, Inc.*	224,023
77,989	Theragenics Corp.*	301,817
19,224	Vnus Medical Technologies*	254,718
		9,390,531
	Industrials—16.4%
35,533	Accuride Corp.*	222,792
34,917	Aceto Corp.	235,690
15,403	Alamo Group, Inc.	292,349
7,312	Ampco-Pittsburgh Corp.	283,486
14,629	Angelica Corp.	253,082
16,310	Apogee Enterprises, Inc.	284,610
7,603	Axsys Technologies, Inc.*	287,850
9,836	AZZ, Inc.*	332,161
33,754	Basin Water, Inc.*	260,581
15,856	Bowne & Co., Inc.	195,029
6,020	Cascade Corp.	310,752
21,423	Casella Waste Systems, Inc., Class A*	259,861
11,522	CDI Corp.	224,103
28,187	China Yuchai International Ltd. (Bermuda)	229,442
6,020	CIRCOR International, Inc.	255,429
8,574	Columbus McKinnon Corp.*	219,237
11,971	Cornell Cos., Inc.*	239,420
7,346	Ducommun, Inc.*	232,134
15,240	Eastern (The) Co.	263,195
10,324	Exponent, Inc.*	317,979
112,615	ExpressJet Holdings, Inc.*	308,565
53,105	Frontier Airlines Holdings, Inc.*	159,315
47,342	Frozen Food Express Industries, Inc.	269,376
8,283	GeoEye, Inc.*	289,574
18,124	Gibraltar Industries, Inc.	239,237
8,963	Gorman-Rupp (The) Co.	246,034
26,210	GP Strategies Corp.*	278,612
16,635	Hardinge, Inc.	283,627
20,323	Herley Industries, Inc.*	251,599
6,410	Hurco Cos., Inc.*	234,414
11,069	ICF International, Inc.*	286,798
14,025	Integrated Electrical Services, Inc.*	189,758
12,814	International Shipholding Corp.*	270,632
9,028	Jinpan International Ltd. (British Virgin Islands)	243,214
9,417	Kadant, Inc.*	248,891
5,404	L.B. Foster Co., Class A*	248,746
16,502	L.S. Starrett Co., Class A	240,929
6,474	Ladish Co., Inc.*	229,762
10,551	LMI Aerospace, Inc.*	212,919
15,338	LSI Industries, Inc.	188,351

26,535	Lydall, Inc.*	$240,938
90,384	Mesa Air Group, Inc.*	317,248
25,761	Metalico, Inc.*	268,945
6,794	Michael Baker Corp.*	232,559
46,015	North American Galvanizing & Coatings, Inc.*	232,836
7,120	Northwest Pipe Co.*	295,053
39,838	On Assignment, Inc.*	221,499
11,133	Park-Ohio Holdings Corp.*	248,934
113,069	Perma-Fix Environmental Services, Inc.*	243,098
18,316	Pinnacle Airlines Corp.*	246,167
70,707	Plug Power, Inc.*	193,737
6,340	Powell Industries, Inc.*	251,698
47,504	RCM Technologies, Inc.*	258,422
14,269	Republic Airways Holdings, Inc.*	284,809
15,373	Rush Enterprises, Inc., Class A*	257,959
15,693	Rush Enterprises, Inc., Class B*	246,380
8,091	School Specialty, Inc.*	262,634
16,601	SIFCO Industries, Inc.*	250,343
38,349	Spherion Corp.*	256,171
45,789	Sypris Solutions, Inc.	240,392
11,941	Tecumseh Products Co., Class A*	278,464
34,917	TRC Cos., Inc.*	237,086
17,380	Tredegar Corp.	240,887
16,408	Ultrapetrol Bahamas Ltd. (Bahamas)*	263,348
5,729	VSE Corp.	158,521
32,585	Waste Services, Inc.*	308,254
43,235	WCA Waste Corp.*	324,263
		16,980,180
	Information Technology—20.6%
82,619	Adaptec, Inc.*	257,771
24,756	Advanced Analogic Technologies, Inc.*	166,855
18,479	Agilysys, Inc.	281,250
139,634	Alliance Fiber Optic Products, Inc.*	245,756
21,487	Amtech Systems, Inc.*	219,597
31,939	Applied Micro Circuits Corp.*	256,470
101,547	Autobytel, Inc.*	244,728
35,208	Avici Systems, Inc.*	240,823
60,708	Axcelis Technologies, Inc.*	242,225
46,469	Bell Microproducts, Inc.*	244,427
15,403	Bluephoenix Solutions Ltd. (Israel)*	229,659
92,778	Borland Software Corp.*	231,945
19,934	Bottomline Technologies, Inc.*	258,345
22,944	CEVA, Inc.*	193,877
65,565	ChipMOS TECHNOLOGIES Ltd. (Bermuda)*	232,100
45,695	Ciber, Inc.*	220,250
52,879	Cirrus Logic, Inc.*	224,736
21,324	CMGI, Inc.*	275,080
115,396	Credence Systems Corp.*	151,169
28,123	CTS Corp.	298,103
19,677	Digi International, Inc.*	230,418
114,913	Dot Hill Systems Corp.*	449,309
25,825	Dynamics Research Corp.*	244,046
38,250	Edgewater Technology, Inc.*	255,510
14,076	Electro Scientific Industries, Inc.*	231,409

9,225	EMS Technologies, Inc.*	$253,503
16,048	EPIQ Systems, Inc.*	236,708
35,045	Exar Corp.*	287,719
56,631	Exfo Electro-Optical Engineering, Inc. (Canada)*	246,345
78,896	Extreme Networks, Inc.*	272,191
10,260	FARO Technologies, Inc.*	245,009
23,883	Globecomm Systems, Inc.*	223,784
19,125	Greenfield Online, Inc.*	245,948
30,223	GSI Group, Inc. (Canada)*	277,749
10,615	Hutchinson Technology, Inc.*	167,399
21,551	Immersion Corp.*	211,200
29,817	InfoSpace, Inc.	283,560
42,199	Integrated Silicon Solutions, Inc.*	246,864
23,784	Internet Capital Group, Inc.*	225,234
19,643	Interwoven, Inc.*	248,877
29,449	Ixia*	217,923
34,819	IXYS Corp.*	261,491
13,657	JDA Software Group, Inc.*	242,958
42,135	KEMET Corp.*	219,523
19,870	Keynote Systems, Inc.*	194,527
78,670	Lionbridge Technologies*	258,038
16,601	LoJack Corp.*	204,856
25,727	Marchex, Inc., Class B	204,272
32,620	Mattson Technology, Inc.*	185,934
17,345	Mercury Computer Systems, Inc.*	143,964
16,990	Methode Electronics, Inc.	205,919
120,381	MRV Communications, Inc.*	213,074
16,310	NCI, Inc., Class A*	252,805
8,673	Netlogic Microsystems, Inc.*	225,498
21,876	NetScout Systems, Inc.*	214,604
33,172	Network Equipment Technologies, Inc.*	246,800
17,247	Novatel Wireless, Inc.*	275,952
24,203	O2Micro International Ltd. ADR (Cayman Islands)*	192,898
44,398	Orbcomm, Inc.*	220,214
24,593	PC Connection, Inc.*	309,625
26,407	Perceptron, Inc.*	234,494
14,919	Pericom Semiconductor Corp.*	202,302
22,394	Photronics, Inc.*	272,983
69,282	Powerwave Technologies, Inc.*	263,272
33,847	Qiao Xing Universal Telephone, Inc. (British Virgin Islands)*	238,960
20,841	Radisys Corp.*	283,229
18,124	RADWARE Ltd. (Israel)*	253,555
39,838	Richardson Electronics, Ltd.	198,792
38,250	S1 Corp.*	216,495
29,094	Secure Computing Corp.*	260,391
18,800	Sierra Wireless, Inc. (Canada)*	278,428
19,998	Silicom Ltd. (Israel)*	294,171
93,392	Silicon Storage Technology, Inc.*	265,233
18,124	Spectrum Control, Inc.*	166,197
7,765	SPSS, Inc.*	256,633
10,807	Stratasys, Inc.*	238,835
59,283	Symmetricom, Inc.*	259,067
14,239	SYNNEX Corp.*	303,290
9,836	Telvent GIT, S.A. (Spain)	199,671
32,846	Tier Technologies, Inc., Class B*	257,184
34,819	Tollgrade Communications, Inc.*	211,351

42,135	Triquint Semiconductor, Inc.*	$199,720
23,947	TTM Technologies, Inc.*	243,541
24,627	Ultratech, Inc.*	233,957
101,547	UTStarcom, Inc.*	281,285
19,125	Vignette Corp.*	269,089
60,587	White Electronic Designs Corp.*	273,247
29,513	WPCS International, Inc.*	242,597
24,046	X-Rite, Inc.*	234,929
		21,421,721
	Materials—5.3%
12,942	A. Schulman, Inc.	263,887
10,260	AM Castle & Co.	217,307
16,374	American Pacific Corp.	244,136
22,330	Buckeye Technologies, Inc.*	293,640
17,572	Calgon Carbon Corp.*	270,257
18,252	Glatfelter	263,924
21,748	ICO, Inc.*	210,738
19,317	KMG Chemicals, Inc.	310,811
35,662	Mercer International, Inc.*	305,623
8,801	Olympic Steel, Inc.	297,386
10,906	Penford Corp.	243,967
42,426	PolyOne Corp.*	261,344
10,778	Schweitzer-Mauduit International, Inc.	256,948
8,574	Stepan Co.	256,363
16,246	Synalloy Corp.	253,438
31,392	Tronox, Inc., Class A	229,162
32,294	Tronox, Inc., Class B	236,392
83,846	U.S. Concrete, Inc.*	313,584
65,693	U.S. Energy Corp.	266,057
7,864	Universal Stainless & Alloy Products, Inc.*	194,555
94,331	US Gold Corp.*	358,457
		5,547,976
	Telecommunication Services—1.4%
8,254	Atlantic Tele-Network, Inc.	259,918
19,317	D&E Communications, Inc.	215,191
122,486	FiberTower Corp.*	219,250
27,152	Gilat Satellite Networks Ltd. (Israel)*	295,685
33,039	IDT Corp., Class B	229,291
11,651	Shenandoah Telecom Co.	212,864
		1,432,199
	Utilities—1.5%
7,410	American States Water Co.	255,497
9,062	Central Vermont Public Service Corp.	263,976
11,098	Consolidated Water Co., Inc. (Cayman Islands)	261,025
12,267	Empire District Electric (The) Co.	271,959
22,295	Southwest Water Co.	255,055
70,352	Star Gas Partners, L.P.*	249,750
		1,557,262

	Total Common Stocks (Cost $118,627,120)	$103,459,816

	Money Market Funds—0.2%
17,983	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	17,983
153,793	Liquid Assets Portfolio Private Class**	153,793

	Total Money Market Funds (Cost $171,776)	171,776

	Total Investments (Cost $118,798,896)(a) —99.9%	103,631,592
	Other assets less liabilities—0.1%	117,846

	Net Assets—100.0%	$103,749,438

ADR American Depositary Receipt.
* Non-income producing security.
** Affiliated Investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $119,003,457.   The net unrealized depreciation was $15,371,865 which consisted of aggregate gross unrealized appreciation of $4,303,643 and aggregate gross unrealized depreciation of $19,675,508.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$96,622,822	93.1%
Bermuda	1,606,635	1.6
Canada	1,342,030	1.3
Israel	1,073,070	1.0
British Virgin Islands	970,846	0.9
Cayman Islands	741,309	0.7
Marshall Islands	547,730	0.5
Panama	264,131	0.3
Bahamas	263,348	0.3
Spain	199,671	0.2

Total investments	103,631,592	99.9
Other assets less liabilities	117,846	0.1

Net Assets	$103,749,438	100.0%

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.3%
	Consumer Discretionary—15.8%
17,166	1-800-FLOWERS.COM, Inc., Class A*	$134,066
15,417	AFC Enterprises, Inc.*	142,916
7,815	American Greetings Corp., Class A	160,364
14,271	Arctic Cat, Inc.	132,007
10,783	Blyth, Inc.	234,963
7,304	Bob Evans Farms, Inc.	217,222
10,091	Brown Shoe Co., Inc.	173,565
4,778	Buckle (The), Inc.	198,717
6,712	Buffalo Wild Wings, Inc.*	168,941
18,480	Carrols Restaurant Group, Inc.*	146,731
17,356	Champion Enterprises, Inc.*	169,568
9,235	Cooper Tire & Rubber Co.	157,641
1,472	Deckers Outdoor Corp.*	178,465
8,370	DG Fastchannel, Inc.*	177,193
12,558	Dress Barn (The), Inc. *	153,082
5,201	Drew Industries, Inc.*	140,895
27,370	Eddie Bauer Holdings, Inc.*	175,715
14,650	FTD Group, Inc.	186,495
17,081	Furniture Brands International, Inc.	163,124
8,853	Gaiam, Inc., Class A*	215,748
15,759	Great Wolf Resorts, Inc.*	130,327
14,108	INVESTools, Inc.*	192,715
8,795	K-Swiss, Inc., Class A	159,717
11,441	Libbey, Inc.	177,107
9,544	LodgeNet Entertainment Corp.*	144,019
12,399	M/I Homes, Inc.	184,993
13,858	Maidenform Brands, Inc.*	171,839
8,851	Modine Manufacturing Co.	136,659
6,840	Movado Group, Inc.	165,665
23,339	Multimedia Games, Inc.*	180,410
11,022	Noble International, Ltd.	139,979
5,259	Overstock.com, Inc.*	54,851
8,874	Perry Ellis International, Inc.*	155,739
7,377	Riviera Holdings Corp.*	166,720
5,201	Scholastic Corp.*	178,238
6,165	Shutterfly, Inc.*	119,909
17,094	Sinclair Broadcast Group, Inc., Class A	153,846
14,829	Stamps.com, Inc.*	156,594
22,690	Stewart Enterprises, Inc., Class A	161,553
5,701	Tupperware Brands Corp.	210,937
5,056	Warnaco Group (The), Inc.*	181,460
		6,750,695

	Consumer Staples—3.4%
4,143	Andersons (The), Inc.	$188,714
3,937	Boston Beer Co., Inc., Class A*	139,921
20,458	Darling International, Inc.*	237,313
8,267	Elizabeth Arden, Inc.*	165,753
5,671	Fresh Del Monte Produce, Inc. (Cayman Islands)	181,699
5,518	Green Mountain Coffee Roasters, Inc.*	212,553
9,072	Imperial Sugar Co.	199,403
8,707	Winn-Dixie Stores, Inc.*	154,288
		1,479,644
	Energy—7.9%
11,716	Allis-Chalmers Energy, Inc.*	128,876
26,731	American Oil & Gas, Inc.*	116,280
4,395	Bill Barrett Corp.*	183,579
9,378	Bois d’Arc Energy, Inc.*	179,589
14,119	Callon Petroleum Co.*	217,573
5,582	Crosstex Energy, Inc.	182,755
2,576	Dawson Geophysical Co.*	147,553
4,781	DCP Midstream Partners, LP	186,077
5,886	Encore Acquisition Co.*	191,883
14,829	ENGlobal Corp.*	142,952
5,344	GMX Resources, Inc.*	144,074
4,418	GulfMark Offshore, Inc.*	184,761
14,958	Harvest Natural Resources, Inc.*	181,291
5,899	Inergy LP	169,596
6,977	Matrix Service Co.*	125,726
5,321	Nordic American Tanker Shipping Ltd. (Bermuda)	166,122
25,632	Pacific Ethanol, Inc.*	155,586
24,387	Parker Drilling Co.*	169,490
10,835	Rosetta Resources, Inc.*	189,938
6,344	Trico Marine Services, Inc.*	203,578
		3,367,279
	Financials—17.3%
4,726	American Physicians Capital, Inc.	195,278
12,731	Amerisafe, Inc.*	175,051
14,754	Amtrust Financial Services, Inc.	231,638
8,370	Anchor BanCorp Wisconsin, Inc.	209,250
10,575	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	163,172
10,401	CNA Surety Corp.*	185,450
5,642	Commerce Group (The), Inc.	203,958
18,681	Corus Bankshares, Inc.	237,621
7,365	eHealth, Inc.*	192,889
18,040	Encore Capital Group, Inc.*	141,073
15,641	EZCORP, Inc., Class A*	206,461
4,926	FPIC Insurance Group, Inc.*	207,434
3,325	GAMCO Investors, Inc., Class A	197,206
2,780	Greenhill & Co., Inc.	187,733
12,287	Hallmark Financial Services*	159,854
16,042	Hercules Technology Growth Capital, Inc.	186,889
5,118	Infinity Property & Casualty Corp.	204,055
37,558	LaBranche & Co., Inc.*	214,456
5,642	Life Partners Holdings, Inc.	114,420

13,138	MarketAxess Holdings, Inc.*	$124,154
7,275	Max Capital Group Ltd. (Bermuda)	206,537
14,689	MCG Capital Corp.	193,601
21,371	Meadowbrook Insurance Group, Inc.*	196,613
3,235	Midland (The) Co.	207,105
7,137	NYMAGIC, Inc.	167,363
15,759	PennantPark Investment Corp.	177,604
14,938	Phoenix (The) Cos., Inc.	161,779
5,716	Platinum Underwriters Holdings Ltd. (Bermuda)	192,915
3,733	ProAssurance Corp.*	215,394
12,992	Provident Financial Services, Inc.	178,640
16,194	Provident New York Bancorp	223,477
3,539	RLI Corp.	199,600
12,343	SeaBright Insurance Holdings, Inc.*	181,319
4,901	UMB Financial Corp.	206,479
9,337	United America Indemnity Ltd., Class A (Cayman Islands)*	191,502
11,467	ViewPoint Financial Group	174,413
5,887	W.P. Carey & Co. LLC	200,040
31,762	W.P. Stewart & Co. Ltd. (Bermuda)*	168,974
5,117	Zenith National Insurance Corp.	203,759
		7,385,156
	Health Care—12.4%
3,815	Air Methods Corp.*	175,032
11,376	Albany Molecular Research, Inc.*	122,406
9,942	Align Technology, Inc.*	117,117
12,704	Alkermes, Inc.*	169,217
3,604	Analogic Corp.	212,852
12,618	Applera Corp. - Celera Group*	193,308
15,032	Aspect Medical Systems, Inc.*	188,802
18,544	eResearch Technology, Inc.*	180,248
7,215	Given Imaging Ltd. (Israel)*	119,553
13,046	GTx, Inc.*	144,680
10,266	Healthsouth Corp.*	174,727
26,731	Indevus Pharmaceuticals, Inc.*	170,276
4,873	inVentiv Health, Inc.*	160,273
11,682	Isis Pharmaceuticals, Inc.*	182,239
6,737	Martek Biosciences Corp.*	192,005
7,421	MedCath Corp.*	184,634
34,418	Nektar Therapeutics*	245,400
9,422	Obagi Medical Products, Inc.*	140,199
22,690	OraSure Technologies, Inc.*	179,478
20,061	Pain Therapeutics, Inc.*	173,728
4,275	Pharmion Corp.*	294,762
6,474	Providence Service (The) Corp.*	191,177
9,968	Quidel Corp.*	157,195
20,540	RadNet, Inc.*	185,065
19,403	Regeneration Technologies, Inc.*	155,224
14,616	Savient Pharmaceuticals, Inc.*	282,821
5,848	SonoSite, Inc.*	203,686
12,595	TriZetto Group (The), Inc.*	245,854
13,587	Vnus Medical Technologies, Inc.*	180,028
		5,321,986

	Industrials—16.8%
5,505	A.O. Smith Corp.	$192,675
11,274	AAON, Inc.	200,677
6,423	AAR Corp.*	189,222
8,751	ABM Industries, Inc.	181,321
5,715	Allegiant Travel Co.*	178,765
1,907	Ameron International Corp.	171,344
8,750	Apogee Enterprises, Inc.	152,688
4,625	Astronics Corp.*	151,608
16,831	Blount International, Inc.*	195,071
11,844	Bowne & Co., Inc.	145,681
22,868	CBIZ, Inc.*	215,188
5,442	Copa Holdings S.A., Class A (Panama)	212,401
8,274	Cornell Cos., Inc.*	165,480
5,101	Deluxe Corp.	124,056
19,274	Diamond Management & Technology Consultants, Inc.	89,624
5,178	Ducommun, Inc.*	163,625
9,094	DynCorp International, Inc., Class A*	187,064
5,020	EnPro Industries, Inc.*	150,600
3,756	Esterline Technologies Corp.*	174,992
2,917	Excel Maritime Carriers Ltd. (Liberia)	111,021
17,472	GenCorp, Inc.*	205,121
7,019	Genesee & Wyoming, Inc., Class A*	191,689
6,573	GeoEye, Inc.*	229,791
10,889	GrafTech International Ltd.*	163,879
7,707	Greenbrier Cos., Inc.	149,824
6,628	ICF International, Inc.*	171,731
6,338	Kadant, Inc.*	167,513
4,779	L.B. Foster Co., Class A*	219,977
3,614	Layne Christensen Co.*	133,357
6,002	McGrath Rentcorp.	139,787
3,898	Michael Baker Corp.*	133,429
24,679	On Assignment, Inc.*	137,215
3,588	Perini Corp.*	125,401
10,446	Pike Electric Corp.*	172,881
4,764	Raven Industries, Inc.	143,015
12,143	Rush Enterprises, Inc., Class A*	203,760
6,450	Seaspan Corp. (Marshall Islands)	194,403
8,278	Sterling Construction Co., Inc.*	169,782
12,359	Taser International, Inc.*	142,005
3,276	TBS International Ltd. , Class A (Bermuda)*	109,124
2,587	Triumph Group, Inc.	139,698
3,556	United Stationers, Inc.*	196,505
20,280	Wabash National Corp.	186,373
		7,179,363
	Information Technology—15.8%
3,720	Advent Software, Inc.*	167,995
16,361	Alvarion Ltd. (Israel)*	146,104
14,194	ASE Test Ltd. (Singapore)*	203,257
7,003	Avid Technology, Inc.*	181,518
5,068	Blue Coat Systems, Inc.*	136,177
6,803	Checkpoint Systems, Inc.*	161,639
14,304	Chordiant Software, Inc.*	124,731
5,962	Data Domain, Inc.*	134,383

4,964	Dolby Laboratories, Inc., Class A*	$213,898
8,639	Double-Take Software, Inc.*	133,905
9,333	Echelon Corp.*	122,636
7,625	ExlService Holdings, Inc.*	144,723
14,671	FalconStor Software, Inc.*	129,398
7,159	FARO Technologies, Inc.*	170,957
7,095	FEI Co.*	160,773
13,487	Greenfield Online, Inc.*	173,443
8,532	Imergent, Inc.	88,903
12,714	Immersion Corp.*	124,597
11,713	Intevac, Inc.*	127,555
19,509	IXYS Corp.*	146,513
14,013	Keynote Systems, Inc.*	137,187
10,614	Knot (The), Inc.*	155,389
18,229	Lawson Software, Inc.*	158,410
16,559	Liquidity Services, Inc.*	198,874
11,715	LoJack Corp.*	144,563
18,231	Marchex, Inc., Class B	144,754
8,718	Mellanox Technologies Ltd. (Israel)*	138,006
13,158	Mercury Computer Systems, Inc.*	109,211
16,414	Methode Electronics, Inc.	198,938
34,134	Microtune, Inc.*	199,343
9,386	Monolithic Power Systems, Inc.*	146,797
14,916	MSC.Software Corp.*	193,610
33,669	Orbcomm, Inc.*	166,998
14,003	PC Connection, Inc.*	176,298
13,776	Pericom Semiconductor Corp.*	186,803
19,715	PLX Technology, Inc.*	138,399
15,068	Rackable Systems, Inc.*	125,968
24,445	S1 Corp.*	138,359
19,909	SonicWALL, Inc.*	174,801
5,278	Standard Microsystems Corp.*	157,918
26,626	Terremark Worldwide, Inc.*	150,703
15,822	Unica Corp.*	118,349
4,326	VistaPrint Ltd. (Bermuda)*	160,970
16,455	Wind River Systems, Inc.*	138,057
		6,751,810
	Materials—5.8%
11,483	Buckeye Technologies, Inc.*	151,001
13,812	Calgon Carbon Corp.*	212,429
12,808	Glatfelter	185,204
14,344	Headwaters, Inc.*	161,657
21,394	Hecla Mining Co.*	198,964
2,717	Kaiser Aluminum Corp.	173,779
4,594	Koppers Holdings, Inc.	153,715
13,851	Landec Corp.*	129,091
21,895	Mercer International, Inc.*	187,640
9,037	Olin Corp.	185,168
3,886	OM Group, Inc.*	222,980
7,057	Rock-Tenn Co., Class A	201,760
7,347	Schweitzer-Mauduit International, Inc.	175,152
8,233	Worthington Industries, Inc.	134,939
		2,473,479

	Telecommunication Services—1.6%
12,650	Alaska Communications Systems Group, Inc.	$177,606
5,734	Atlantic Tele-Network, Inc.	180,564
7,881	SunCom Wireless Holdings, Inc., Class A*	210,501
7,771	SureWest Communications	120,140
		688,811
	Utilities—3.5%
9,335	Avista Corp.	188,100
4,631	Black Hills Corp.	179,405
5,914	Laclede Group (The), Inc.	198,592
4,180	New Jersey Resources Corp.	196,000
7,311	Portland General Electric Co.	180,143
4,273	Suburban Propane Partners L.P.	175,578
7,339	Vectren Corp.	201,455
6,069	WGL Holdings, Inc.	195,665
		1,514,938
	Total Common Stocks (Cost $50,170,765)	42,913,161

	Money Market Funds—0.3%
11,051	Goldman Sachs Financial Square Prime Obligations Institutional Shares Class	11,051
99,913	Liquid Assets Portfolio Private Class**	99,913

	Total Money Market Funds (Cost $110,964)	110,964

	Total Investments (Cost $50,281,729)(a)—100.6%	43,024,125
	Liabilities in excess of other assets—(0.6%)	(271,644)

	Net Assets—100.0%	$42,752,481

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $50,509,529. The net unrealized depreciation was $7,485,404 which consisted of aggregate gross unrealized appreciation of $1,653,032 and aggregate gross unrealized depreciation of $9,138,436.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (unaudited)

	Value	Net Assets

United States	$40,358,365	94.4%
Bermuda	1,004,642	2.3
Israel	403,663	1.0
Panama	375,573	0.9
Cayman Islands	373,201	0.8
Singapore	203,257	0.5
Marshall Islands	194,403	0.4
Liberia	111,021	0.3

Total value of investments	43,024,125	100.6
Liabilities in excess of other assets	(271,644)	(0.6)

Net Assets	$42,752,481	100.0%

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.8%
	Consumer Discretionary—6.4%
378	Cato (The) Corp., Class A	$6,188
711	Cedar Fair, L.P.	15,628
3,169	D.R. Horton, Inc.	54,665
1,777	Family Dollar Stores, Inc.	37,370
3,099	Gannett Co., Inc.	114,663
2,348	Genuine Parts Co.	103,148
4,039	H&R Block, Inc.	77,832
3,633	Harley-Davidson, Inc.	147,427
1,026	Harte-Hanks, Inc.	16,437
19,557	Home Depot (The), Inc.	599,812
678	John Wiley & Sons, Inc., Class A	26,727
7,994	Johnson Controls, Inc.	282,748
661	La-Z-Boy, Inc.	5,037
2,095	Leggett & Platt, Inc.	39,847
16,395	Lowe’s Cos., Inc.	433,484
375	Matthews International Corp., Class A	18,326
17,547	McDonald’s Corp.	939,641
4,422	McGraw-Hill (The) Cos., Inc.	189,085
295	Media General, Inc., Class A	5,611
576	Meredith Corp.	27,066
1,995	New York Times (The) Co., Class A	33,396
2,854	Nordstrom, Inc.	111,021
493	Polaris Industries, Inc.	21,416
1,540	Ross Stores, Inc.	44,891
1,676	Sherwin-Williams (The) Co.	95,884
1,018	Stanley Works (The)	52,284
922	Talbots (The), Inc.	8,916
10,055	Target Corp.	558,857
5,046	TJX (The) Cos., Inc.	159,252
1,271	VF Corp.	98,337
751	Wolverine World Wide, Inc.	19,008
		4,344,004
	Consumer Staples—21.1%
26,729	Altria Group, Inc.	2,026,593
10,380	Anheuser-Busch Cos., Inc.	482,878
8,884	Archer-Daniels-Midland Co.	391,340
6,269	Avon Products, Inc.	219,540
970	Brown-Forman Corp., Class B	61,091
875	Church & Dwight Co., Inc.	46,568
1,903	Clorox (The) Co.	116,692
30,958	Coca-Cola (The) Co.	1,831,785
6,860	Colgate-Palmolive Co.	528,220
2,282	Hershey (The) Co.	82,608
1,820	Hormel Foods Corp.	70,507
5,730	Kimberly-Clark Corp.	376,175
439	Lancaster Colony Corp.	15,304
1,609	McCormick & Co., Inc.	54,255
22,752	PepsiCo, Inc.	1,551,459
45,054	Procter & Gamble (The) Co.	2,971,310
3,389	SUPERVALU, Inc.	101,873

8,611	Sysco Corp.	$250,150
495	Tootsie Roll Industries, Inc.	12,365
359	Universal Corp.	17,882
13,896	Walgreen Co.	487,889
49,637	Wal-Mart Stores, Inc.	2,525,530
2,770	Wm. Wrigley Jr. Co.	159,081
		14,381,095
	Energy—9.2%
585	Buckeye Partners, L.P.	29,268
30,490	Chevron Corp.	2,576,405
39,447	Exxon Mobil Corp.	3,408,220
1,403	Helmerich & Payne, Inc.	55,026
724	Holly Corp.	35,056
2,112	Kinder Morgan Energy Partners, L.P.	120,933
1,169	TEPPCO Partners, L.P.	45,369
		6,270,277
	Financials—24.2%
288	1st Source Corp.	5,616
6,275	AFLAC, Inc.	384,846
261	Alabama National Bancorp	20,423
409	Alexandria Real Estate Equities, Inc.	40,176
1,028	Alfa Corp.	22,503
7,291	Allstate (The) Corp.	359,228
2,587	AMBAC Financial Group, Inc.	30,320
2,314	American Capital Strategies Ltd.	81,383
33,311	American International Group, Inc.	1,837,435
269	Anchor BanCorp Wisconsin, Inc.	6,725
1,132	Arthur J. Gallagher & Co.	28,764
1,603	Associated Banc-Corp	45,173
1,134	Astoria Financial Corp.	30,822
189	BancFirst Corp.	8,511
1,015	BancorpSouth, Inc.	24,888
55,804	Bank of America Corp.	2,474,906
662	Bank of Hawaii Corp.	33,345
245	Bank of the Ozarks, Inc.	5,958
620	BankAtlantic Bancorp, Inc., Class A	3,503
246	Banner Corp.	6,354
6,058	BB&T Corp.	219,784
1,882	Brown & Brown, Inc.	42,364
222	Capital City Bank Group, Inc.	6,485
761	CBL & Associates Properties, Inc.	20,227
280	Chemical Financial Corp.	7,750
5,261	Chubb (The) Corp.	272,467
2,181	Cincinnati Financial Corp.	84,056
67,150	Citigroup, Inc.	1,894,973
656	City National Corp.	37,313
1,746	Colonial BancGroup (The), Inc.	27,412
2,031	Comerica, Inc.	88,592
2,489	Commerce Bancorp, Inc.	94,856
942	Commerce Bancshares, Inc.	41,834
764	Commerce Group, Inc.	27,619
347	Community Bank System, Inc.	7,572
187	Community Trust Bancorp, Inc.	5,406
606	Corporate Office Properties Trust	19,410
683	Corus Bankshares, Inc.	8,688
703	Cullen/Frost Bankers, Inc.	38,271
1,011	CVB Financial Corp.	11,273
1,508	Developers Diversified Realty Corp.	62,054

1,908	Duke Realty Corp.	$45,105
292	EastGroup Properties, Inc.	12,086
1,879	Eaton Vance Corp.	70,030
707	Erie Indemnity Co., Class A	35,795
309	Essex Property Trust, Inc.	32,015
753	F.N.B. Corp.	11,724
897	Federal Realty Investment Trust	66,199
6,294	Fifth Third Bancorp	170,567
181	First BanCorp	3,274
474	First Busey Corp.	10,276
486	First Charter Corp.	13,321
135	First Community Bancshares, Inc.	4,667
261	First Financial Bankshares, Inc.	9,725
166	First Financial Corp.	4,943
186	First Financial Holdings, Inc.	4,527
635	First Midwest Bancorp, Inc.	19,812
294	First State Bancorp	3,693
963	FirstMerit Corp.	21,542
278	Flushing Financial Corp.	4,445
1,140	Forest City Enterprises, Inc., Class A	45,429
3,481	Franklin Resources, Inc.	362,825
1,959	Fulton Financial Corp.	24,703
3,535	General Growth Properties, Inc.	129,098
710	Glacier Bancorp, Inc.	13,213
384	Harleysville Group, Inc.	13,690
380	Harleysville National Corp.	5,757
4,403	Hartford Financial Services Group (The), Inc.	355,630
1,537	HCC Insurance Holdings, Inc.	42,821
3,091	HCP, Inc.	93,997
212	Heartland Financial USA, Inc.	4,079
533	Hilb Rogal & Hobbs Co.	19,284
392	Home Properties, Inc.	18,812
186	Horizon Financial Corp.	2,928
155	IBERIABANK Corp.	7,969
267	Independent Bank Corp.	3,717
373	Irwin Financial Corp.	4,286
4,534	Keycorp	118,564
3,303	Kimco Realty Corp.	118,280
1,735	Legg Mason, Inc.	124,920
7,114	Lehman Brothers Holdings, Inc.	456,505
803	Lexington Realty Trust	12,005
1,078	Liberty Property Trust	34,615
3,662	Lincoln National Corp.	199,066
1,266	M&T Bank Corp.	116,181
959	Macerich (The) Co.	65,567
254	Mainsource Financial Group, Inc.	3,929
3,428	Marshall & Ilsley Corp.	95,641
1,868	MBIA, Inc.	28,954
736	Mercury General Corp.	35,394
250	Midland (The) Co.	16,005
7,690	National City Corp.	136,805
571	National Penn Bancshares, Inc.	9,884
958	National Retail Properties, Inc.	21,766
634	Nationwide Financial Services, Class A	28,004
2,999	Northern Trust Corp.	220,007
755	Old National Bancorp	12,684
3,158	Old Republic International Corp.	47,149
152	Old Second Bancorp, Inc.	4,256
172	Park National Corp.	12,384
141	Peoples Bancorp, Inc.	3,330
3,424	ProLogis	203,214
939	Protective Life Corp.	37,316

461	Provident Bankshares Corp.	$9,557
1,452	Realty Income Corp.	35,400
942	Regency Centers Corp.	57,867
282	Renasant Corp.	5,914
312	RLI Corp.	17,597
165	Royal Bancshares of Pennsylvania, Class A	2,406
287	S&T Bancorp, Inc.	8,929
197	S.Y. Bancorp, Inc.	5,114
204	Sandy Spring Bancorp, Inc.	6,110
247	Seacoast Banking Corp. of Florida	3,078
315	Security Bank Corp.	2,353
2,789	SEI Investments Co.	77,255
172	Simmons First National Corp., Class A	4,876
900	South Financial Group (The), Inc.	15,552
204	Southwest Bancorp, Inc.	3,588
281	Sovran Self Storage, Inc.	11,133
518	State Auto Financial Corp.	14,468
5,013	State Street Corp.	411,668
1,042	Sterling Bancshares, Inc.	10,451
123	Suffolk Bancorp	3,755
4,211	SunTrust Banks, Inc.	290,348
902	Susquehanna Bancshares, Inc.	19,140
8,159	Synovus Financial Corp.	107,780
3,888	T. Rowe Price Group, Inc.	196,694
406	Tanger Factory Outlet Centers, Inc.	15,253
665	Taubman Centers, Inc.	33,350
1,458	TCF Financial Corp.	30,983
117	Tompkins Financial Corp.	4,926
909	Transatlantic Holdings, Inc.	61,994
853	Trustmark Corp.	19,628
20,649	U.S. Bancorp	701,034
1,507	UDR, Inc.	34,405
494	UMB Financial Corp.	20,812
503	United Bankshares, Inc.	16,176
155	Universal Health Realty Income Trust	5,588
138	Univest Corp. of Pennsylvania	3,588
1,479	Valley National Bancorp	29,950
1,898	Vornado Realty Trust	171,579
1,014	Washington Federal, Inc.	24,762
8,337	Washington Mutual, Inc.	166,073
604	Washington Real Estate Investment Trust	19,002
175	Washington Trust Bancorp, Inc.	4,359
679	Webster Financial Corp.	22,998
1,058	Weingarten Realty Investors	35,570
39,701	Wells Fargo & Co.	1,350,231
249	WesBanco, Inc.	6,838
98	Wesco Financial Corp.	38,808
248	West Coast Bancorp	3,770
343	Westamerica Bancorp	16,985
845	Whitney Holding Corp.	22,680
888	Wilmington Trust Corp.	30,965
		16,537,034
	Health Care—12.2%
19,714	Abbott Laboratories	1,109,898
876	Beckman Coulter, Inc.	58,254
3,042	Becton, Dickinson & Co.	263,224
1,330	C.R. Bard, Inc.	128,438
4,541	Cardinal Health, Inc.	263,242
2,054	DENTSPLY International, Inc.	84,851
14,796	Eli Lilly & Co.	762,290

860	Hillenbrand Industries, Inc.	$44,479
38,741	Johnson & Johnson	2,450,755
15,552	Medtronic, Inc.	724,257
477	Meridian Bioscience, Inc.	14,983
545	Owens & Minor, Inc.	22,519
85,593	Pfizer, Inc.	2,002,020
5,812	Stryker Corp.	389,230
439	West Pharmaceutical Services, Inc.	17,165
		8,335,605
	Industrials—13.2%
9,851	3M Co.	784,632
297	A.O. Smith Corp.	10,395
643	ABM Industries, Inc.	13,323
1,410	Avery Dennison Corp.	73,066
215	Badger Meter, Inc.	8,127
750	Brady Corp., Class A	22,778
2,310	C.H. Robinson Worldwide, Inc.	128,297
916	Carlisle Cos., Inc.	30,503
8,548	Caterpillar, Inc.	608,105
2,071	Cintas Corp.	67,970
644	Clarcor, Inc.	24,156
198	Courier Corp.	5,247
4,765	Danaher Corp.	354,754
1,143	Donaldson Co., Inc.	47,892
3,048	Dover Corp.	123,017
11,035	Emerson Electric Co.	561,019
2,659	Expeditors International of Washington, Inc.	125,744
304	Franklin Electric Co., Inc.	11,443
5,492	General Dynamics Corp.	463,854
96,551	General Electric Co.	3,418,872
239	Gorman-Rupp (The) Co.	6,561
1,252	Harsco Corp.	71,264
629	HNI Corp.	21,172
7,350	Illinois Tool Works, Inc.	370,440
401	LSI Industries, Inc.	4,924
4,640	Masco Corp.	106,395
353	McGrath Rentcorp.	8,221
532	Mine Safety Appliances Co.	23,743
86	NACCO Industries, Inc., Class A	8,605
522	Nordson Corp.	26,037
2,496	Parker Hannifin Corp.	168,755
1,419	Pentair, Inc.	45,067
2,886	Pitney Bowes, Inc.	105,916
299	Raven Industries, Inc.	8,976
1,293	Roper Industries, Inc.	72,305
548	Teleflex, Inc.	32,398
326	Tennant Co.	10,755
13,214	United Technologies Corp.	970,040
209	Universal Forest Products, Inc.	7,566
1,147	W.W. Grainger, Inc.	91,267
		9,043,601
	Information Technology—3.8%
7,577	Automatic Data Processing, Inc.	307,399
936	Diebold, Inc.	24,224
17,943	International Business Machines Corp.	1,926,001
1,136	Jack Henry & Associates, Inc.	27,923
3,320	Linear Technology Corp.	91,864

4,905	Paychex, Inc.	$160,492
3,109	Total System Services, Inc.	71,818
		2,609,721
	Materials—2.7%
2,959	Air Products & Chemicals, Inc.	266,369
1,429	Albemarle Corp.	51,816
957	AptarGroup, Inc.	36,098
1,319	Bemis Co., Inc.	35,850
3,361	Ecolab, Inc.	162,168
866	H.B. Fuller Co.	17,978
618	Martin Marietta Materials, Inc.	75,841
584	Myers Industries, Inc.	6,862
3,893	Nucor Corp.	225,015
2,277	PPG Industries, Inc.	150,487
4,434	Praxair, Inc.	358,755
2,535	Rohm & Haas Co.	135,242
1,459	RPM International, Inc.	31,573
1,848	Sigma-Aldrich Corp.	91,772
1,378	Sonoco Products Co.	42,525
131	Stepan Co.	3,917
1,491	Valspar (The) Corp.	29,865
1,282	Vulcan Materials Co.	100,586
		1,822,719
	Telecommunication Services—4.9%
85,017	AT&T, Inc.	3,272,304
1,660	CenturyTel, Inc.	61,271
397	Shenandoah Telecom Co.	7,253
		3,340,828
	Utilities—2.1%
243	American States Water Co.	8,379
1,828	Aqua America, Inc.	36,432
1,137	Atmos Energy Corp.	32,655
554	Black Hills Corp.	21,462
279	California Water Service Group	9,718
3,898	Consolidated Edison, Inc.	169,875
945	Energen Corp.	59,441
2,152	Energy East Corp.	54,338
5,634	FPL Group, Inc.	363,280
1,045	Integrys Energy Group, Inc.	50,808
2,495	MDU Resources Group, Inc.	64,670
296	MGE Energy, Inc.	9,697
1,180	National Fuel Gas Co.	50,870
382	New Jersey Resources Corp.	17,912
348	Northwest Natural Gas Co.	16,474
409	Otter Tail Corp.	13,321
982	Piedmont Natural Gas Co., Inc.	24,619
1,376	Pinnacle West Capital Corp.	52,866
3,600	Progress Energy, Inc.	162,612
2,407	Questar Corp.	122,540
271	SJW Corp.	8,192
344	Southwest Water Co.	3,935
1,440	UGI Corp.	38,333
1,043	Vectren Corp.	28,630
646	WGL Holdings, Inc.	20,827
		1,441,886

	Total Common Stocks (Cost $68,635,272)	$68,126,770

	Money Market Funds—0.5%
6,178	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	6,178
306,632	Liquid Assets Portfolio Private Class*	306,632

	Total Money Market Funds (Cost $312,810)	312,810

	Total Investments (Cost $68,948,082)(a)—100.3%	68,439,580
	Liabilities in excess of other assets—(0.3%)	(199,701)

	Net Assets—100.0%	$68,239,879

	*	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $69,007,903.  The net unrealized depreciation was $568,323 which consisted of aggregate gross unrealized appreciation of $4,470,210 and aggregate gross unrealized depreciation of $5,038,533.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—102.3%
	Consumer Discretionary—7.3%
205,680	D.R. Horton, Inc.	$3,547,980
592,509	La-Z-Boy, Inc.	4,514,918
239,280	Leggett & Platt, Inc.	4,551,105
246,859	New York Times (The) Co., Class A	4,132,420
19,789	Superior Industries International, Inc.	360,556
		17,106,979
	Consumer Staples—0.0%
6	Altria Group, Inc.	455
12	Universal Corp.	598
		1,053
	Financials—82.4%
268,200	American Capital Strategies Ltd.	9,432,593
150,040	Arthur J. Gallagher & Co.	3,812,516
125,087	Associated Banc-Corp	3,524,952
134,000	Astoria Financial Corp.	3,642,120
111,098	Bank of America Corp.	4,927,196
126,747	BB&T Corp.	4,598,381
139,281	Chemical Financial Corp.	3,855,298
197,872	Citigroup, Inc.	5,583,948
275,440	Colonial BancGroup (The), Inc.	4,324,408
106,783	Comerica, Inc.	4,657,874
58	Commerce Group (The), Inc.	2,097
9,529	Community Bank System, Inc.	207,923
637,599	Corus Bankshares, Inc.	8,110,259
324,550	F.N.B. Corp.	5,053,244
198,805	Fifth Third Bancorp	5,387,616
23,852	First BanCorp	431,483
44,141	First Commonwealth Financial Corp.	512,036
203,074	FirstMerit Corp.	4,542,765
316,330	Fulton Financial Corp.	3,988,921
281,592	Harleysville National Corp.	4,266,119
459,503	Independent Bank Corp.	6,396,282
516,298	Irwin Financial Corp.	5,932,264
182,001	KeyCorp	4,759,326
134,120	Marshall & Ilsley Corp.	3,741,948
345,095	MBIA, Inc.	5,348,973
432,357	National City Corp.	7,691,631
203,778	National Penn Bancshares, Inc.	3,527,397
263,116	Old National Bancorp	4,420,349
24,027	Omega Financial Corp.	732,103
65,000	Park National Corp.	4,680,000
237,909	Provident Bankshares Corp.	4,931,854
599,597	Royal Bancshares of Pennsylvania, Class A	8,742,124

111,693	S&T Bancorp, Inc.	$3,474,769
346,739	Seacoast Banking Corp. of Florida	4,320,368
216,400	South Financial Group (The), Inc.	3,739,392
15,376	Sterling Bancorp	220,031
53,440	SunTrust Banks, Inc.	3,684,688
199,161	Susquehanna Bancshares, Inc.	4,226,196
204,223	TCF Financial Corp.	4,339,739
118,360	U.S. Bancorp	4,018,322
168,480	Valley National Bancorp	3,411,720
68	Washington Federal, Inc.	1,661
689,308	Washington Mutual, Inc.	13,731,014
138,867	WesBanco, Inc.	3,813,288
124,118	Whitney Holding Corp.	3,331,327
		194,078,515
	Health Care—1.6%
165,138	Pfizer, Inc.	3,862,578

	Industrials—0.0%
44	Emerson Electric Co.	2,237

	Materials—0.0%
8	RPM International, Inc.	173

	Telecommunication Services—0.0%
20	AT&T, Inc.	770

	Utilities—11.0%
122,659	Atmos Energy Corp.	3,522,766
60	Black Hills Corp.	2,324
81,832	Consolidated Edison, Inc.	3,566,239
134,560	Energy East Corp.	3,397,640
79,418	Integrys Energy Group, Inc.	3,861,302
21,210	MGE Energy, Inc.	694,840
8	Piedmont Natural Gas Co., Inc.	201
93,833	Pinnacle West Capital Corp.	3,605,064
84,711	Progress Energy, Inc.	3,826,396
123,486	Vectren Corp.	3,389,691
34	WGL Holdings, Inc.	1,096
		25,867,559
	Total Common Stocks (Cost $275,552,107)	240,919,864

	Money Market Funds—0.1%
70,265	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	70,265
141,282	Liquid Assets Portfolio Private Class*	141,282

	Total Money Market Funds (Cost $211,547)	211,547

Total Investments (Cost $275,763,654)(a)—102.4%	$241,131,411
Liabilities in excess of other assets—(2.4%)	(5,701,311)

Net Assets—100.0%	$235,430,100

* Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $276,445,179.  The net unrealized depreciation was $35,313,768 which consisted of aggregate gross unrealized appreciation of $1,988,374 and aggregate gross unrealized depreciation of $37,302,142.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—13.3%
600	Cato (The) Corp., Class A	$9,822
5,033	D.R. Horton, Inc.	86,819
5,770	Harley-Davidson, Inc.	234,147
1,630	Harte-Hanks, Inc.	26,113
31,064	Home Depot (The), Inc.	952,733
1,077	John Wiley & Sons, Inc., Class A	42,455
26,041	Lowe’s Cos., Inc.	688,524
22,139	McDonald’s Corp.	1,185,542
4,534	Nordstrom, Inc.	176,373
783	Polaris Industries, Inc.	34,014
2,446	Ross Stores, Inc.	71,301
8,015	TJX (The) Cos., Inc.	252,953
1,192	Wolverine World Wide, Inc.	30,170
		3,790,966
	Consumer Staples—5.5%
13,678	Sysco Corp.	397,346
22,925	Wal-Mart Stores, Inc.	1,166,424
		1,563,770
	Energy—0.9%
1,150	Holly Corp.	55,683
3,354	Kinder Morgan Energy Partners, L.P.	192,050
		247,733
	Financials—41.1%
9,966	AFLAC, Inc.	611,215
414	Alabama National Bancorp	32,396
650	Alexandria Real Estate Equities, Inc.	63,850
11,581	Allstate (The) Corp.	570,596
3,675	American Capital Strategies Ltd.	129,250
19,806	American International Group, Inc.	1,092,499
428	Anchor BanCorp Wisconsin, Inc.	10,700
1,798	Arthur J. Gallagher & Co.	45,687
1,801	Astoria Financial Corp.	48,951
301	BancFirst Corp.	13,554
26,790	Bank of America Corp.	1,188,136
388	Bank of the Ozarks, Inc.	9,436
391	Banner Corp.	10,100
2,989	Brown & Brown, Inc.	67,282
40,257	Citigroup, Inc.	1,136,053
1,042	City National Corp.	59,269

3,954	Commerce Bancorp, Inc.	$150,687
1,084	Corus Bankshares, Inc.	13,788
1,605	CVB Financial Corp.	17,896
2,984	Eaton Vance Corp.	111,214
1,123	Erie Indemnity Co., Class A	56,857
10,265	Fifth Third Bancorp	278,182
467	First State Bancorp	5,866
441	Flushing Financial Corp.	7,052
1,811	Forest City Enterprises, Inc., Class A	72,168
5,528	Franklin Resources, Inc.	576,183
1,127	Glacier Bancorp, Inc.	20,973
2,441	HCC Insurance Holdings, Inc.	68,006
246	IBERIABANK Corp.	12,647
424	Independent Bank Corp.	5,902
2,756	Legg Mason, Inc.	198,432
11,300	Lehman Brothers Holdings, Inc.	725,121
2,010	M&T Bank Corp.	184,458
1,169	Mercury General Corp.	56,217
1,007	Nationwide Financial Services, Class A	44,479
5,016	Old Republic International Corp.	74,889
242	Old Second Bancorp, Inc.	6,776
496	RLI Corp.	27,974
313	S.Y. Bancorp, Inc.	8,125
500	Security Bank Corp.	3,735
4,430	SEI Investments Co.	122,711
822	State Auto Financial Corp.	22,958
7,962	State Street Corp.	653,839
12,960	Synovus Financial Corp.	171,202
6,176	T. Rowe Price Group, Inc.	312,444
2,316	TCF Financial Corp.	49,215
32,798	U.S. Bancorp	1,113,492
219	Univest Corp. of Pennsylvania	5,694
13,242	Washington Mutual, Inc.	263,781
34,465	Wells Fargo & Co.	1,172,155
393	West Coast Bancorp	5,974
545	Westamerica Bancorp	26,988
		11,737,054
	Health Care—17.1%
4,832	Becton, Dickinson & Co.	418,113
7,212	Cardinal Health, Inc.	418,080
17,843	Johnson & Johnson	1,128,748
24,054	Medtronic, Inc.	1,120,195
758	Meridian Bioscience, Inc.	23,809
866	Owens & Minor, Inc.	35,783
48,472	Pfizer, Inc.	1,133,760
9,231	Stryker Corp.	618,200
		4,896,688
	Industrials—10.3%
3,669	C.H. Robinson Worldwide, Inc.	203,776
3,289	Cintas Corp.	107,945
315	Courier Corp.	8,348
7,568	Danaher Corp.	563,438

1,816	Donaldson Co., Inc.	$76,090
4,223	Expeditors International of Washington, Inc.	199,706
11,675	Illinois Tool Works, Inc.	588,420
637	LSI Industries, Inc.	7,822
560	McGrath Rentcorp	13,042
845	Mine Safety Appliances Co.	37,712
475	Raven Industries, Inc.	14,260
15,354	United Technologies Corp.	1,127,137
		2,947,696
	Information Technology—7.7%
12,036	Automatic Data Processing, Inc.	488,300
10,590	International Business Machines Corp.	1,136,730
1,804	Jack Henry & Associates, Inc.	44,342
5,274	Linear Technology Corp.	145,932
7,791	Paychex, Inc.	254,922
4,938	Total System Services, Inc.	114,068
		2,184,294
	Materials—4.0%
1,520	AptarGroup, Inc.	57,334
6,183	Nucor Corp.	357,377
7,042	Praxair, Inc.	569,769
2,935	Sigma-Aldrich Corp.	145,752
		1,130,232
	Telecommunication Services—0.0%
631	Shenandoah Telecom Co.	11,528

	Total Common Stocks (Cost $30,005,152)	28,509,961

	Money Market Funds—0.9%
3,310	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	3,310
265,988	Liquid Assets Portfolio Private Class*	265,988

	Total Money Market Funds (Cost $269,298)	269,298

	Total Investments (Cost $30,274,450)(a)—100.8%	28,779,259
	Liabilities in excess of other assets —(0.8%)	(226,699)

	Net Assets—100.0%	$28,552,560

* Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $30,318,080.  The net unrealized depreciation was $1,538,821 which consisted of aggregate gross unrealized appreciation of $1,501,153 and aggregate gross unrealized depreciation of $3,039,974.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers TM Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Consumer Discretionary—15.2%
219,010	Carnival Corp.	$9,743,755
176,358	Honda Motor Co. Ltd. ADR	5,562,331
117,552	Luxottica Group SpA ADR	3,311,440
173,690	Matsushita Electric Industrial Co. Ltd. ADR	3,711,755
729,940	Pearson PLC ADR	10,131,567
186,448	Reed Elsevier N.V. ADR	6,827,727
118,900	Reed Elsevier PLC ADR	5,759,516
65,580	Reuters Group PLC ADR	4,755,862
388,654	Shaw Communications, Inc., Class B	7,660,370
964,163	Signet Group PLC ADR	13,353,658
160,053	Thomson (The) Corp.	5,688,284
53,680	Toyota Motor Corp. ADR	5,826,964
74,650	WPP Group PLC ADR	4,585,003
		86,918,232
	Consumer Staples—7.0%
100,376	British American Tobacco PLC ADR	7,056,433
12,161	Bunge Ltd.	1,440,714
126,225	Cadbury Schweppes PLC ADR	5,600,603
93,147	Diageo PLC ADR	7,517,894
59,924	Imperial Tobacco Group PLC ADR	5,823,414
203,226	Unilever N.V.	6,608,910
193,381	Unilever PLC ADR	6,342,897
		40,390,865
	Energy—12.4%
131,856	BP PLC ADR	8,405,820
37,015	Cameco Corp.	1,252,958
17,921	Canadian Natural Resources Ltd.	1,141,747
184,399	Enbridge, Inc.	7,363,052
46,145	EnCana Corp.	3,055,260
31,881	Imperial Oil Ltd.	1,558,662
200,090	Repsol YPF S.A. ADR	6,378,869
153,336	Santos Ltd. ADR	6,723,784
138,720	Sasol Ltd. ADR	6,665,496
10,120	Suncor Energy, Inc.	951,078
147,180	Talisman Energy, Inc.	2,332,803
113,960	Teekay Shipping Corp.	5,390,308
201,680	TransCanada Corp.	7,911,906
341,972	Tsakos Energy Navigation Ltd.	11,780,935
		70,912,678
	Financials—34.0%
71,401	ACE Ltd.	4,165,534
254,063	Allianz SE ADR	4,532,484
235,795	Allied Irish Banks PLC ADR	10,485,804
416,738	Banco Bilbao Vizcaya Argentaria S.A. ADR	8,776,502
392,740	Banco Santander Central Hispanic S.A. ADR	6,876,877

249,560	Bank of Ireland ADR	$14,649,172
206,094	Bank of Montreal	11,631,945
187,353	Bank of Nova Scotia	8,968,588
394,765	Barclays PLC ADR	14,894,482
106,810	Brookfield Asset Management, Inc., Class A	3,446,759
351,441	Brookfield Properties Corp.	7,137,767
169,062	Canadian Imperial Bank of Commerce	11,841,102
56,646	Credicorp Ltd.	4,056,987
47,912	Everest Re Group Ltd.	4,872,171
8,085	HDFC Bank Ltd. ADR	964,864
165,887	HSBC Holdings PLC ADR	12,471,385
369,820	ING Groep N.V. ADR	12,045,037
152,289	Manulife Financial Corp.	5,723,021
110,490	Max Capital Group Ltd.	3,136,811
17,849	ORIX Corp. ADR	1,478,433
63,738	PartnerRe Ltd.	5,053,149
61,052	RenaissanceRe Holdings Ltd.	3,479,353
188,532	Royal Bank of Canada	9,502,013
116,073	Sun Life Financial, Inc.	5,744,453
114,791	Toronto-Dominion (The) Bank	7,771,351
95,314	Westpac Banking Corp. ADR	11,082,159
		194,788,203
	Health Care—3.2%
240,350	AstraZeneca PLC ADR	10,058,648
42,557	Fresenius Medical Care AG ADR	2,193,388
27,689	Novo Nordisk A/S ADR	1,737,485
37,363	Smith & Nephew PLC ADR	2,516,398
37,937	Teva Pharmaceutical Industries Ltd. ADR	1,746,619
		18,252,538
	Industrials—7.4%
85,457	Canadian National Railway Co.	4,307,887
99,165	Ingersoll-Rand Co. Ltd., Class A	3,919,001
121,385	Koninklijke Philips Electronics N.V.	4,782,569
122,284	Kubota Corp. ADR	4,407,115
10,380	Mitsui & Co. Ltd. ADR	4,226,217
18,480	Siemens AG ADR	2,398,704
1,330,351	Tomkins PLC ADR	18,279,023
		42,320,516
	Information Technology—4.1%
103,612	Canon, Inc. ADR (Panama)	4,410,762
44,844	Dassault Systemes S.A. ADR	2,530,995
36,323	KYOCERA Corp. ADR	2,914,921
77,488	Nam Tai Electronics, Inc.	652,449
89,858	Nidec Corp. ADR	1,470,077
110,330	Nokia Oyj Corp. ADR	4,076,694
48,987	SAP AG ADR	2,341,579
52,075	Satyam Computer Services Ltd. ADR	1,268,026
53,933	TDK Corp. ADR	3,610,814
		23,276,317
	Materials—4.3%
50,363	BHP Billiton Ltd. ADR	3,403,028
67,815	BHP Billiton PLC ADR	4,272,345
32,940	Compania de Minas Buenaventura S.A. ADR	2,206,980
143,379	CRH PLC ADR	5,545,899

211,750	Methanex Corp.	$5,312,808
22,825	Sociedad Quimica y Mera de Chile S.A. ADR (Chile)	4,045,047
		24,786,107
	Telecommunication Services—8.6%
24,165	America Movil SAB de CV ADR	1,447,725
282,442	BT Group PLC ADR	14,638,968
48,015	Mobile Telesystems OJSC ADR	3,993,408
161,535	Nippon Telegraph & Telephone Corp. ADR	3,862,302
382,746	NTT DoCoMo, Inc. ADR	6,062,697
780,142	Portugal Telecom SGPS S.A. ADR	10,056,030
266,882	Vodafone Group PLC ADR	9,287,494
		49,348,624
	Utilities—4.0%
101,313	Consolidated Water Co., Inc.	2,382,882
247,254	Huaneng Power International, Inc. ADR	8,159,382
109,205	National Grid PLC ADR	8,476,492
47,410	Veolia Environnement ADR	3,920,333
		22,939,089
	Total Common Stocks (Cost $610,766,225)	573,933,169

	Money Market Funds—0.2%
230,304	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	230,304
1,048,457	Liquid Asset Portfolio Private Class*	1,048,457

	Total Money Market Funds (Cost $1,278,761)	1,278,761

	Total Investments (Cost $612,044,986)(a)—100.4%	575,211,930
	Liabilities in excess of other assets—(0.4%)	(2,352,229)

	Net Assets—100.0%	$572,859,701

ADR American Depositary Receipt.
* Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $615,345,894.   The net unrealized depreciation was $40,133,964 which consisted of aggregate gross unrealized appreciation of $9,460,474 and aggregate gross unrealized depreciation of $49,594,438.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United Kingdom	$174,227,902	30.4%
Canada	120,303,813	21.0
Japan	47,544,388	8.3
Bermuda	37,739,121	6.6
Ireland	30,680,875	5.4
Netherlands	30,264,243	5.3
Spain	22,032,249	3.8
Australia	21,208,971	3.7
Germany	11,466,155	2.0
Portugal	10,056,030	1.8
Panama	9,743,755	1.7
China	8,159,382	1.4
South Africa	6,665,496	1.2
Cayman Islands	6,548,416	1.1
France	6,451,328	1.1
Marshall Islands	5,390,308	0.9
Finland	4,076,694	0.7
Chile	4,045,047	0.7
Russia	3,993,408	0.7
Italy	3,311,440	0.6
India	2,232,890	0.4
Peru	2,206,980	0.4
Israel	1,746,619	0.3
Denmark	1,737,485	0.3
Mexico	1,447,725	0.3
United States	1,278,761	0.2
British Virgin Islands	652,449	0.1

Total investments	575,211,930	100.4
Liabilities in excess of other assets	(2,352,229)	(0.4)

Net Assets	$572,859,701	100.0%

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—22.9%
2,017	Aeropostale, Inc.*	$56,819
1,010	AFC Enterprises, Inc.*	9,363
162	Aldila, Inc.	2,586
615	Ambassadors Group, Inc.	11,371
1,563	American Greetings Corp., Class A	32,073
2,114	AnnTaylor Stores Corp.*	53,167
547	Arctic Cat, Inc.	5,060
5,700	AutoNation, Inc.*	92,796
1,949	AutoZone, Inc.*	235,595
2,022	Barnes & Noble (The), Inc.	68,647
7,594	Bed Bath & Beyond, Inc.*	244,831
13,691	Best Buy Co., Inc.	668,257
2,777	Big Lots, Inc.*	48,209
1,901	Black & Decker (The) Corp.	137,899
1,196	Blyth, Inc.	26,061
3,473	Brinker International, Inc.	64,633
2,046	Callaway Golf Co.	36,664
773	CBRL Group, Inc.	24,172
1,044	CEC Entertainment, Inc.*	24,357
12,181	Charter Communications, Inc., Class A*	14,252
2,473	Cheesecake Factory (The), Inc.*	54,035
1,937	Choice Hotels International, Inc.	64,696
991	Christopher & Banks Corp.	12,655
1,681	CKE Restaurants, Inc.	22,055
2,059	Dillard’s, Inc., Class A	40,830
35,681	DIRECTV Group (The), Inc.*	805,676
2,710	Dollar Tree Stores, Inc.*	75,907
2,068	Entravision Communications Corp., Class A*	14,559
858	Ethan Allen Interiors, Inc.	26,555
10,807	Expedia, Inc.*	248,777
4,238	Family Dollar Stores, Inc.	89,125
377	Famous Dave’s Of America, Inc.*	4,230
745	Gaiam, Inc., Class A*	18,156
25,798	Gap (The), Inc.	493,257
673	Group 1 Automotive, Inc.	17,794
720	Gymboree (The) Corp.*	27,518
8,660	Harley-Davidson, Inc.	351,423
3,142	Harman International Industries, Inc.	146,323
2,196	Harris Interactive, Inc.*	6,961
2,446	Harte-Hanks, Inc.	39,185
4,654	Hasbro, Inc.	120,864
46,625	Home Depot (The), Inc.	1,429,988
337	Hooker Furniture Corp.	7,394
10,314	International Game Technology	440,098
1,710	Jack in the Box, Inc.*	49,983
1,647	Jackson Hewitt Tax Service, Inc.	36,448
2,545	Jones Apparel Group, Inc.	42,756
1,561	Journal Communications, Inc., Class A	12,878
2,681	Lamar Advertising Co., Class A*	115,605
492	Landry’s Restaurants, Inc.	10,091
4,994	Leggett & Platt, Inc.	94,986
5,439	Liberty Global, Inc., Series A*	219,790

4,065	Liberty Media Corp. Capital, Series A*	$437,475
462	Lifetime Brands, Inc.	5,489
11,124	Limited Brands, Inc.	212,357
12,830	Macy’s, Inc.	354,621
10,996	Marriott International, Inc., Class A	395,416
2,251	Marvel Entertainment, Inc.*	63,478
10,542	McGraw-Hill (The) Cos., Inc.	450,776
704	Media General, Inc., Class A	13,390
369	Midas, Inc.*	6,494
663	Monro Muffler, Inc.	12,266
6,804	Nordstrom, Inc.	264,676
131	NVR, Inc.*	82,727
816	Papa John’s International, Inc.*	20,637
1,176	Polaris Industries, Inc.	51,085
1,263	Pool Corp.	31,120
389	Pre-Paid Legal Services, Inc.*	21,609
792	RC2 Corp.*	14,874
2,053	Ruby Tuesday, Inc.	15,788
1,169	Scholastic Corp.*	40,062
4,116	Sears Holdings Corp.*	454,777
1,215	Select Comfort Corp.*	9,550
3,995	Sherwin-Williams (The) Co.	228,554
1,838	Sonic Corp.*	40,767
1,602	Stage Stores, Inc.	19,176
697	Stamps.com, Inc.*	7,360
278	Stanley Furniture Co., Inc.	3,742
6,094	Starwood Hotels & Resorts Worldwide, Inc.	275,754
2,970	Tempur-Pedic International, Inc.	58,865
119,388	Time Warner, Inc.	1,879,166
610	Tween Brands, Inc.*	19,538
21,276	Viacom, Inc., Class B*	824,657
65,005	Walt Disney (The) Co.	1,945,599
2,546	Weight Watchers International, Inc.	108,460
2,877	Wendy’s International, Inc.	70,256
3,248	Williams-Sonoma, Inc.	87,306
886	Winnebago Industries, Inc.	18,659
5,551	Wyndham Worldwide Corp.	130,782
1,349	Zale Corp.*	22,124
		15,696,842
	Consumer Staples—4.8%
4,537	Clorox (The) Co.	278,209
6,502	Constellation Brands, Inc., Class A*	135,892
3,669	Estee Lauder (The) Cos., Inc., Class A	154,832
13,660	Kimberly-Clark Corp.	896,779
50,951	Kraft Foods, Inc., Class A	1,490,825
1,048	Lancaster Colony Corp.	36,533
618	Omega Protein Corp.*	5,179
7,569	Pepsi Bottling Group (The), Inc.	263,780
411	USANA Health Sciences, Inc.*	17,817
		3,279,846
	Energy—8.5%
1,597	Cheniere Energy, Inc.*	48,086
932	Energy Partners Ltd.*	11,305
40,286	Exxon Mobil Corp.	3,480,710
30,175	Halliburton Co.	1,000,905
1,127	Harvest Natural Resources, Inc.*	13,659
881	Hornbeck Offshore Services, Inc.*	34,077
1,096	Overseas Shipholding Group, Inc.	71,481

742	SEACOR Holdings, Inc.*	$65,444
19,387	Valero Energy Corp.	1,147,517
		5,873,184
	Financials—13.8%
17,382	Allstate (The) Corp.	856,411
755	AMCORE Financial, Inc.	16,738
336	American Physicians Capital, Inc.	13,884
9,735	AON Corp.	423,667
1,026	Asset Acceptance Capital Corp.*	9,901
1,448	Bank Mutual Corp.	17,796
1,477	BankAtlantic Bancorp, Inc., Class A	8,345
891	Calamos Asset Management, Inc., Class A	19,442
1,597	Centennial Bank Holdings, Inc.*	10,396
42,226	Charles Schwab (The) Corp.	941,640
12,541	Chubb (The) Corp.	649,498
443	City Holding Co.	17,020
822	Clifton Savings Bancorp, Inc.	8,302
1,822	Commerce Group (The), Inc.	65,865
641	Consumer Portfolio Services, Inc.*	2,154
24,981	Countrywide Financial Corp.	173,868
893	Dime Community Bancshares, Inc.	13,422
4,478	Eaton Vance Corp.	166,895
736	Financial Federal Corp.	17,693
2,377	First American (The) Corp.	103,518
1,198	First Financial Bancorp	13,945
372	FirstFed Financial Corp.*	15,605
1,540	Flagstar Bancorp, Inc.	12,705
293	FPIC Insurance Group, Inc.*	12,338
3,859	Friedman Billings Ramsey Group, Inc., Class A	12,465
9,868	Goldman Sachs Group (The), Inc.	1,981,199
814	Greenhill & Co., Inc.	54,969
15,017	Hudson City Bancorp, Inc.	245,978
407	Independent Bank Corp.	11,819
449	Infinity Property & Casualty Corp.	17,902
3,146	Investors Bancorp, Inc.*	47,977
6,122	Janus Capital Group, Inc.	165,355
2,575	Knight Capital Group, Inc., Class A*	43,131
351	LandAmerica Financial Group, Inc.	18,308
15,333	Marsh & McLennan Cos., Inc.	423,191
4,454	MBIA, Inc.	69,037
133	Monarch Community Bancorp, Inc.	1,457
7,811	Moody’s Corp.	273,307
1,511	Nationwide Financial Services, Inc., Class A	66,741
1,068	NBT Bancorp, Inc.	24,115
1,192	Nelnet, Inc., Class A	15,842
363	Old Second Bancorp, Inc.	10,164
768	PFF Bancorp, Inc.	9,608
490	Portfolio Recovery Associates, Inc.	17,816
20,760	Progressive (The) Corp.	385,306
213	Provident Financial Holdings, Inc.	3,431
244	Rome Bancorp, Inc.	2,828
3,099	Safeco Corp.	165,394
1,625	Selective Insurance Group	38,854
162	Southcoast Financial Corp.*	2,195
1,633	StanCorp Financial Group, Inc.	80,360
202	Timberland Bancorp, Inc.	2,600
2,787	Torchmark Corp.	170,174
22,196	Travelers (The) Cos., Inc.	1,067,628
430	United PanAm Financial Corp.*	2,408
19,875	Washington Mutual, Inc.	395,910

944	Wauwatosa Holdings, Inc.*	$12,555
362	WesBanco, Inc.	9,941
649	Wintrust Financial Corp.	24,688
187	WSFS Financial Corp.	9,967
		9,475,668
	Health Care—15.6%
284	America Service Group, Inc.*	2,076
4,812	AmerisourceBergen Corp.	224,480
32,062	Amgen, Inc.*	1,493,769
5,485	Applera Corp. - Applied Biosystems Group	172,942
580	Aspect Medical Systems, Inc.*	7,285
8,334	Biogen Idec, Inc.*	507,957
10,825	Cardinal Health, Inc.	627,525
797	Chemed Corp.	40,830
9,068	CIGNA Corp.	445,783
8,646	Express Scripts, Inc.*	583,519
892	Haemonetics Corp.*	53,377
6,412	Hlth Corp.*	71,750
484	ICU Medical, Inc.*	13,741
811	Integra LifeSciences Holdings Corp.*	33,738
3,538	Laboratory Corp. of America Holdings*	261,387
703	LCA-Vision, Inc.	11,607
2,594	Lincare Holdings, Inc.*	86,666
17,172	Medco Health Solutions, Inc.*	859,974
1,158	Mentor Corp.	40,090
1,251	Par Pharmaceutical Cos., Inc.*	23,994
147,865	Pfizer, Inc.	3,458,561
736	United Therapeutics Corp.*	61,809
1,035	Ventana Medical Systems, Inc.*	92,167
19,969	WellPoint, Inc.*	1,561,576
285	Young Innovations, Inc.	5,914
		10,742,517
	Industrials—7.0%
1,347	Acuity Brands, Inc.	61,302
1,270	American Commercial Lines, Inc.*	25,730
413	American Woodmark Corp.	8,665
136	Amrep Corp.*	6,136
1,109	Bowne & Co., Inc.	13,641
336	Cascade Corp.	17,344
2,342	ChoicePoint, Inc.*	77,965
403	Consolidated Graphics, Inc.*	20,275
1,106	Corporate Executive Board Co.	63,650
381	CRA International, Inc.*	15,903
1,418	Diamond Management & Technology Consultants, Inc.	6,594
700	Dollar Thrifty Automotive Group*	17,087
1,753	Dun & Bradstreet (The) Corp.	161,241
344	FreightCar America, Inc.	12,972
1,511	GATX Corp.	56,814
891	Genesee & Wyoming, Inc., Class A*	24,333
2,119	Graco, Inc.	72,512
2,063	Herman Miller, Inc.	65,562
1,498	HNI Corp.	50,423
23,972	Honeywell International, Inc.	1,416,026
601	Houston Wire & Cable Co.	8,853
5,552	IKON Office Solutions, Inc.	45,415
3,742	J.B. Hunt Transport Services, Inc.	116,376
3,571	Joy Global, Inc.	225,152
1,503	Landstar System, Inc.	75,195

2,254	Lennox International, Inc.	$83,759
468	MAIR Holdings, Inc.*	2,200
11,063	Masco Corp.	253,675
465	Nuco2, Inc.*	13,118
956	Pacer International, Inc.	16,376
719	Pinnacle Airlines Corp.*	9,663
1,093	Republic Airways Holdings, Inc.*	21,816
5,455	Rockwell Automation, Inc.	311,044
408	Saia, Inc.*	5,757
22,550	Southwest Airlines Co.	264,512
1,643	SPX Corp.	165,286
782	Standard Parking Corp.*	15,147
1,298	Toro (The) Co.	64,043
1,389	TrueBlue, Inc.*	19,821
688	United Stationers, Inc.*	38,019
421	USA Truck, Inc.*	5,372
2,733	W.W. Grainger, Inc.	217,465
16,069	Waste Management, Inc.	521,278
1,882	Werner Enterprises, Inc.	38,336
1,457	WESCO International, Inc.*	61,544
256	Willis Lease Finance Corp.*	3,489
		4,796,886
	Information Technology—21.1%
2,073	ADTRAN, Inc.	43,139
12,420	Agilent Technologies, Inc.*	421,162
762	Agilysys, Inc.	11,598
10,774	Altera Corp.	181,973
10,390	Analog Devices, Inc.	294,660
541	Anaren, Inc.*	7,390
19,574	Atmel Corp.*	61,854
2,679	Borland Software Corp.*	6,698
2,308	Brooks Automation, Inc.*	28,365
474	Catapult Communications Corp.*	3,053
9,387	Compuware Corp.*	79,790
4,292	Convergys Corp.*	66,569
1,186	CSG Systems International, Inc.*	15,133
1,070	Cymer, Inc.*	28,901
863	Ditech Networks, Inc.*	2,693
2,130	DST Systems, Inc.*	152,295
4,110	Entegris, Inc.*	31,647
1,190	ESS Technology*	1,476
1,870	Fair Isaac Corp.	47,685
3,719	Gartner, Inc.*	55,227
759	Gevity HR, Inc.	5,328
79,011	Hewlett-Packard Co.	3,456,730
257	Integral Systems, Inc.	6,502
1,689	InterDigital, Inc.*	34,135
32,305	International Business Machines Corp.	3,467,618
4,285	Intersil Corp., Class A	98,684
19,710	Juniper Networks, Inc.*	535,127
6,312	KLA-Tencor Corp.	263,715
1,996	Kulicke & Soffa Industries, Inc.	10,758
6,699	Lawson Software, Inc.*	58,214
7,915	Linear Technology Corp.	219,008
837	Manhattan Associates, Inc.*	20,749
610	MAXIMUS, Inc.	21,521
1,309	Mettler Toledo International, Inc.*	129,984
98,708	Motorola, Inc.	1,138,103
9,930	National Semiconductor Corp.	183,010
11,366	Network Appliance, Inc.*	263,919

1,289	Newport Corp.*	$13,535
4,027	Novellus Systems, Inc.*	95,682
11,534	ON Semiconductor Corp.*	74,740
3,155	Openwave Systems, Inc.	6,531
389	Performance Technologies, Inc.*	2,062
736	Pervasive Software, Inc.*	2,760
4,206	QLogic Corp.*	60,146
4,849	RealNetworks, Inc.*	28,270
2,341	S1 Corp.*	13,250
907	Selectica, Inc.*	1,478
2,437	Semtech Corp.*	31,120
2,295	SonicWALL, Inc.*	20,150
27,004	Sun Microsystems, Inc.*	472,570
25,281	Symantec Corp.*	453,288
152	Tessco Technologies, Inc.*	2,798
46,852	Texas Instruments, Inc.	1,449,132
6,332	TIBCO Software, Inc.*	47,110
2,665	Varian Semiconductor Equipment Associates, Inc.*	85,840
832	Vignette Corp.*	11,706
739	White Electronic Designs Corp.*	3,333
9,119	Xilinx, Inc.	199,433
		14,529,347
	Materials—2.5%
219	AEP Industries, Inc.*	6,592
1,360	Eagle Materials, Inc.	51,272
2,730	International Flavors & Fragrances, Inc.	116,325
13,204	International Paper Co.	425,829
1,473	Martin Marietta Materials, Inc.	180,767
508	NewMarket Corp.	27,371
6,044	Rohm & Haas Co.	322,447
831	Schnitzer Steel Industries, Inc., Class A	47,084
903	Spartech Corp.	13,301
7,074	Weyerhaeuser Co.	479,052
2,745	Worthington Industries, Inc.	44,991
		1,715,031
	Telecommunication Services—0.6%
2,414	Premiere Global Services, Inc.*	29,427
66,255	Qwest Communications International, Inc.	389,579
		419,006
	Utilities—3.3%
19,644	Dominion Resources, Inc.	844,693
5,234	DTE Energy Co.	223,230
6,656	Entergy Corp.	720,046
8,360	NRG Energy, Inc.*	322,612
3,108	ONEOK, Inc.	146,076
		2,256,657
	Total Common Stocks (Cost $71,201,140)	68,784,984

	Money Market Fund—0.3%
183,960	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $183,960)	$183,960

	Total Investments (Cost $71,385,100)(a)—100.4%	68,968,944
	Liabilities in excess of other assets—(0.4%)	(275,466)

	Net Assets—100.0%	$68,693,478

*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $71,463,272.   The net unrealized depreciation was $2,494,328 which consisted of aggregate gross unrealized appreciation of $592,599 and aggregate gross unrealized depreciation of $3,086,927.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Preferred Stocks—100.4%
	Banks—40.8%
346,895	Bank of America Corp., 6.20%, Series D	$8,165,908
335,713	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	8,318,968
369,279	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	8,825,768
167,289	HSBC USA, Inc., 6.50%, Series H	4,180,552
246,187	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	5,874,022
447,600	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	10,742,401
414,033	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	9,986,476
391,187	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	9,646,671
302,133	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	7,492,898
		73,233,664
	Diversified Financial Services—16.3%
182,195	CIT Group, Inc., 6.35%, Series A	3,942,700
342,799	Goldman Sachs Group, Inc., 6.20%, Series B	8,467,135
257,371	HSBC Finance Corp., 6.36%	5,981,302
134,279	Lehman Brothers Holdings, 6.50%	3,190,469
331,990	Merrill Lynch & Co., Inc., 6.38%, Series 3	7,705,488
		29,287,094
	Insurance—43.3%
257,371	ACE Ltd., 7.80%, Series C (Cayman Islands)	6,439,422
447,600	Aegon N.V., 6.38% (Netherlands)	10,666,309
329,271	Aegon N.V., 6.50% (Netherlands)	7,849,821
140,634	Aegon N.V., 6.88% (Netherlands)	3,468,034
111,914	Axis Capital Holdings Ltd., 7.25%, Series A (Bermuda)	2,775,467
313,324	ING Groep N.V., 6.13% (Netherlands)	7,391,313
223,801	ING Groep N.V., 6.20% (Netherlands)	5,326,464
365,572	ING Groep N.V., 6.38% (Netherlands)	8,656,746
335,713	MetLife, Inc., 6.50%, Series B	8,238,397
157,223	PartnerRe Ltd., 6.75%, Series C (Bermuda)	3,844,102
134,279	Prudential PLC, 6.50% (United Kingdom)	3,283,122
128,067	Prudential PLC, 6.75% (United Kingdom)	3,158,132
111,914	RenaissanceRe Holdings Ltd., 6.08%, Series C (Bermuda)	2,361,385
187,200	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	4,234,464
		77,693,178
	Total Preferred Stocks (Cost $180,328,409)	180,213,936

	Money Market Fund—0.2%
348,233	Liquid Assets Portfolio Private Class * (Cost $348,233)	$348,233

	Total Investments (Cost $180,676,642)(a)—100.6%	180,562,169
	Liabilities in excess of other assets—(0.6%)	(1,066,487)

	Net Assets—100.0%	$179,495,682

*	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $114,473 which consisted of aggregate gross unrealized appreciation of $2,053,702 aggregate gross unrealized depreciation of $2,168,175.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United Kingdom	$67,328,458	37.5%
United States	50,220,184	28.0
Netherlands	43,358,687	24.1
Bermuda	13,215,418	7.4
Cayman Islands	6,439,422	3.6

Total investments	180,562,169	100.6
Liabilities in excess of other assets	(1,066,487)	(0.6)

Net Assets	$179,495,682	100.0%

Schedule of Investments

PowerShares Aerospace and Defense Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Aerospace/Defense—55.6%
43,873	AAR Corp.*	$1,292,499
23,288	Aerovironment, Inc.*	535,857
37,824	Alliant Techsystems, Inc.*	4,003,670
25,321	Argon ST, Inc.*	446,156
231,184	Boeing Co.	19,229,885
47,658	DRS Technologies, Inc.	2,557,805
12,114	Ducommun, Inc.*	382,802
48,665	Elbit Systems Ltd. (Israel)	3,068,815
33,824	Esterline Technologies Corp.*	1,575,860
65,345	GenCorp, Inc.*	767,150
179,150	General Dynamics Corp.	15,131,009
144,475	Goodrich Corp.	9,036,911
15,835	Herley Industries, Inc.*	196,037
116,072	L-3 Communications Holdings, Inc.	12,864,260
183,949	Lockheed Martin Corp.	19,851,776
49,627	Moog, Inc., Class A*	2,284,827
17,519	MTC Technologies, Inc.*	413,273
174,366	Northrop Grumman Corp.	13,837,686
68,256	Orbital Sciences Corp.*	1,590,365
225,142	Raytheon Co.	14,665,750
171,246	Rockwell Collins, Inc.	10,822,747
40,593	Teledyne Technologies, Inc.*	2,095,817
19,324	Triumph Group, Inc.	1,043,496
267,368	United Technologies Corp.	19,627,485
		157,321,938
	Auto Manufacturers—1.5%
78,931	Force Protection, Inc.*	322,828
85,831	Oshkosh Truck Corp.	3,927,626
		4,250,454
	Commercial Services—3.7%
65,924	DynCorp International, Inc., Class A*	1,356,057
478,039	SAIC, Inc.*	9,034,937
		10,390,994
	Computers—4.4%
34,719	CACI International, Inc., Class A*	1,513,401
201,265	Computer Sciences Corp.*	8,517,534
26,219	Mercury Computer Systems, Inc.*	217,618

15,241	SI International, Inc.*	$416,537
66,577	SRA International, Inc., Class A*	1,826,207
		12,491,297
	Electronics—8.2%
10,701	American Science & Engineering, Inc.	568,865
109,711	Cogent, Inc.*	1,081,750
30,903	Cubic Corp.	830,055
157,035	FLIR Systems, Inc.*	4,755,020
136,192	Garmin Ltd. (Cayman Islands)	9,826,253
86,844	L-1 Identity Solutions, Inc.*	1,181,947
19,821	OSI Systems, Inc.*	462,424
73,049	Taser International, Inc.*	839,333
140,280	Trimble Navigation Ltd.*	3,710,406
		23,256,053
	Engineering & Construction—1.7%
25,764	Stanley, Inc.*	718,300
95,835	URS Corp.*	4,207,157
		4,925,457
	Metal Fabricate/Hardware—3.8%
16,808	Ladish Co., Inc.*	596,516
89,023	Precision Castparts Corp.	10,130,817
		10,727,333
	Miscellaneous Manufacturing—14.9%
31,592	Ceradyne, Inc.*	1,521,155
332,491	Honeywell International, Inc.	19,640,243
190,176	ITT Corp.	11,302,160
172,002	Textron, Inc.	9,640,712
		42,104,270
	Packaging & Containers—1.9%
116,231	Ball Corp.	5,333,841

	Software—0.6%
39,713	ManTech International Corp., Class A*	1,624,262

	Telecommunications—3.7%
14,298	Applied Signal Technology, Inc.	191,021
20,347	GeoEye, Inc.*	711,331
158,509	Harris Corp.	8,668,858
17,429	KVH Industries, Inc.*	132,983
35,070	Viasat, Inc.*	728,404
		10,432,597

Total Investments (Cost $301,224,823)(a)—100.0%	$282,858,496
Liabilities in excess of other assets—(0.0%)	(50,079)

Net Assets—100.0%	$282,808,417

* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $301,636,160.  The net unrealized depreciation was $18,777,664 which consisted of aggregate gross unrealized appreciation of $7,331,124 and aggregate gross unrealized depreciation of $26,108,788.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$269,963,428	95.4%
Cayman Islands	9,826,253	3.5
Israel	3,068,815	1.1

Total investments	282,858,496	100.0
Liabilities in excess of other assets	(50,079)	(0.0)

Net Assets	$282,808,417	100.0%

Schedule of Investments

PowerShares CleantechTM Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Biotechnology—2.3%
85,826	Martek Biosciences Corp.*	$2,446,041

	Chemicals—3.0%
86,652	Landec Corp.*	807,597
65,036	Zoltek Cos., Inc.*	2,373,814
		3,181,411
	Computers—0.7%
51,073	Echelon Corp.*	671,099

	Electric—2.3%
11,937	EnerNOC, Inc.*	420,779
44,729	Ormat Technologies, Inc.	1,944,370
		2,365,149
	Electrical Components & Equipment—4.3%
23,281	American Superconductor Corp.*	471,440
41,360	Energy Conversion Devices, Inc.*	954,589
85,187	EnerSys*	1,962,708
169,250	Power-One, Inc.*	387,583
55,968	PowerSecure International, Inc.*	739,897
		4,516,217
	Electronics—12.8%
41,036	Badger Meter, Inc.	1,551,161
37,036	Dionex Corp.*	2,596,224
37,591	Itron, Inc.*	3,097,498
115,282	Trimble Navigation Ltd.*	3,049,209
50,637	Woodward Governor Co.	3,178,991
		13,473,083
	Energy - Alternate Sources—9.4%
20,189	Comverge, Inc.*	376,323
12,924	First Solar, Inc.*	2,349,195
153,259	Headwaters, Inc.*	1,727,229
40,739	LDK Solar Co., Ltd. ADR (Cayman Islands)*	1,436,050
25,634	SunPower Corp., Class A*	1,771,053
41,088	Suntech Power Holdings Co. Ltd. ADR (Cayman Islands)*	2,248,746
		9,908,596

	Engineering & Construction—4.5%
126,224	ABB Ltd. ADR (Switzerland)	$3,155,600
122,071	Insituform Technologies, Inc., Class A*	1,550,302
		4,705,902
	Environmental Control—9.4%
46,819	Clean Harbors, Inc.*	2,597,518
86,525	Fuel Tech, Inc.*	1,647,436
154,344	Nalco Holding Co.	3,231,963
123,549	Tetra Tech, Inc.*	2,432,680
		9,909,597
	Hand/Machine Tools—2.6%
90,559	Baldor Electric Co.	2,742,127

	Machinery-Diversified—3.2%
59,725	Kadant, Inc.*	1,578,532
29,163	Lindsay Corp.	1,779,526
		3,358,058
	Miscellaneous Manufacturing—24.8%
78,670	Clarcor, Inc.	2,950,912
78,052	Donaldson Co., Inc.	3,270,379
67,396	ESCO Technologies, Inc.*	2,526,676
141,694	Hexcel Corp.*	3,093,180
87,516	Pall Corp.	3,228,465
65,981	Polypore International, Inc.*	1,225,267
57,797	Roper Industries, Inc.	3,232,008
22,906	Siemens AG ADR (Germany)	2,973,199
34,928	SPX Corp.	3,513,757
		26,013,843
	Office Furnishings—2.4%
157,245	Interface, Inc., Class A	2,509,630

	Semiconductors—8.9%
121,405	Cree, Inc.*	3,587,517
106,614	International Rectifier Corp.*	2,967,068
39,152	MEMC Electronic Materials, Inc.*	2,797,802
		9,352,387
	Software—2.9%
86,558	Ansys, Inc.*	3,021,740

	Telecommunications—3.4%
148,718	Corning, Inc.	3,579,642

	Water—3.1%
39,684	Veolia Environnement ADR (France)	3,281,470

Total Investments (Cost $116,231,785)(a)—100.0%	$105,035,992
Other assets less liabilities—0.0%	27,866

Net Assets—100.0%	$105,063,858

ADR American Depositary Receipt.
* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $116,268,151.  The net unrealized depreciation was $11,232,159 which consisted of aggregate gross unrealized appreciation of $1,935,710 and aggregate gross unrealized depreciation of $13,167,869.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$91,940,927	87.5%
Cayman Islands	3,684,796	3.5
France	3,281,470	3.1
Switzerland	3,155,600	3.0
Germany	2,973,199	2.9

Total investments	105,035,992	100.0
Other assets less liabilities	27,866	0.0

Net Assets	$105,063,858	100.0%

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—7.3%
84,899	Acorn International, Inc. ADR *	$712,303
68,059	China Automotive Systems, Inc. *	454,634
185,008	Ctrip.com International Ltd. ADR	8,447,465
71,353	eLong, Inc. ADR *	542,283
365,357	Focus Media Holding Ltd. ADR *	17,555,404
59,437	Fuqi International, Inc.*	506,403
120,258	Global Sources Ltd. *	1,593,419
98,882	Home Inns & Hotels Management, Inc. ADR *	2,767,707
18,129	Man Sang Holdings, Inc.	122,371
100,203	New Oriental Education & Technology Group, Inc. ADR *	5,676,500
104,302	Noah Education Holdings Ltd. ADR *	693,608
51,922	SORL Auto Parts, Inc. *	325,032
68,059	Wonder Auto Technology, Inc. *	679,909
196,087	Xinhua Finance Media Ltd. ADR *	994,161
		41,071,199
	Consumer Staples—0.3%
48,150	American Dairy, Inc. *	516,650
156,209	New Dragon Asia Corp. *	115,595
70,156	Origin Agritech Ltd. *	554,231
202,614	Tiens Biotech Group USA, Inc. *	441,699
		1,628,175
	Energy—19.0%
206,880	China Petroleum and Chemical Corp. ADR	22,264,426
189,986	CNOOC Ltd. ADR	27,686,660
233,274	PetroChina Co. Ltd. ADR	33,178,560
279,403	Yanzhou Coal Mining Co. Ltd. ADR	24,031,452
		107,161,098
	Financials—4.6%
398,233	China Life Insurance Co. Ltd. ADR	22,201,490
216,794	E-House China Holdings Ltd. ADR *	4,006,353
		26,207,843
	Health Care—4.1%
61,713	3SBio, Inc. ADR *	687,483
77,711	China Medical Technologies, Inc. ADR	3,704,483
55,895	China Shenghuo Pharmaceutical Holdings, Inc. *	273,886
21,326	Chindex International, Inc. *	675,821
294,629	Mindray Medical International Ltd. ADR	10,046,848
177,523	Simcere Pharmaceutical Group ADR *	2,128,501
114,379	Sinovac Biotech Ltd. *	464,379

94,935	Tongjitang Chinese Medicines Co. ADR *	$791,758
174,765	WuXi PharmaTech Cayman, Inc. ADR *	4,402,330
		23,175,489
	Industrials—14.1%
80,940	51job, Inc. ADR *	1,439,113
77,459	Canadian Solar, Inc. *	1,431,442
139,895	China Bak Battery, Inc. *	615,538
138,242	China Eastern Airlines Corp. Ltd. ADR *	9,400,456
119,731	China Security & Surveillance Technology, Inc. *	1,894,144
248,489	China Southern Airlines Co. Ltd. ADR *	10,931,031
112,354	China Sunergy Co. Ltd. ADR *	1,049,386
105,853	China Yuchai International Ltd.	861,643
44,851	Deswell Industries, Inc.	272,694
71,489	Fushi Copperweld, Inc. *	1,263,211
402,402	Guangshen Railway Co. Ltd. ADR	13,130,378
148,895	JA Solar Holdings Co. Ltd. ADR *	7,568,333
136,353	Solarfun Power Holdings Co. Ltd. ADR *	2,207,555
364,428	Suntech Power Holdings Co. Ltd. ADR *	19,945,145
360,515	Yingli Green Energy Holding Co. Ltd. ADR *	7,329,270
		79,339,339
	Information Technology—16.7%
244,272	Actions Semiconductor Co. Ltd. ADR *	806,098
127,526	AsiaInfo Holdings, Inc. *	1,117,128
80,557	Baidu.com ADR *	22,551,931
326,485	CDC Corp., Class A *	1,364,707
157,635	China Digital TV Holding Co. Ltd. ADR *	3,559,398
59,296	China Finance Online Co. Ltd. ADR *	1,016,926
123,045	China Techfaith Wireless Communication Technology Ltd. ADR *	505,715
108,997	Comtech Group, Inc. *	1,172,808
734,726	Giant Interactive Group, Inc. ADR *	7,281,135
140,201	HSW International, Inc. *	562,206
63,337	Hurray! Holding Co. Ltd. ADR *	218,513
101,062	KongZhong Corp. ADR *	516,427
297,072	LDK Solar Co,. Ltd. ADR *	10,471,788
139,967	Longtop Financial Technologies Ltd. ADR *	2,554,398
127,262	Nam Tai Electronics, Inc.	1,071,546
362,306	Netease.com, Inc. ADR *	6,546,869
99,391	Ninetowns Internet Technology Group Co. Ltd. ADR *	289,228
106,786	Perfect World Co. Ltd. ADR *	2,386,667
149,118	Qiao Xing Mobile Communication Co. Ltd. *	1,222,768
84,212	Qiao Xing Universal Telephone, Inc. *	594,537
1,053,613	Semiconductor Manufacturing International Corp. ADR *	4,330,349
203,384	Shanda Interactive Entertainment Ltd. ADR *	5,591,026
155,277	SINA Corp. *	6,164,497
106,508	Sohu.com, Inc. *	4,955,817
117,712	Spreadtrum Communications, Inc. ADR *	1,118,264
27,280	Telestone Technologies Corp. *	139,128
83,432	The9 Ltd. ADR *	1,514,291
70,822	Trina Solar Ltd. ADR *	2,402,282
344,501	UTStarcom, Inc. *	954,268

122,837	Webzen, Inc. ADR	$413,961
46,569	Yucheng Technologies Ltd. *	660,348
		94,055,024
	Materials—5.9%
596,795	Aluminum Corp. of China Ltd. ADR	21,627,850
37,103	Fuwei Films Holdings Co. Ltd. *	156,946
153,649	ShengdaTech, Inc. *	1,896,029
204,508	Sinopec Shanghai Petrochemical Co. Ltd. ADR	9,407,368
		33,088,193
	Telecommunication Services—23.6%
469,430	China Mobile Ltd. ADR	35,488,909
532,624	China Netcom Group Corp. Ltd. ADR	33,235,738
421,483	China Telecom Corp. Ltd. ADR	30,388,924
1,425,914	China Unicom Ltd. ADR	33,808,421
67,947	Linktone Ltd. ADR *	222,187
		133,144,179
	Utilities—4.5%
777,145	Huaneng Power International, Inc. ADR	25,645,785

	Total Investments (Cost $655,583,176)(a)—100.1%	564,516,324
	Liabilities in excess of other assets—(0.1%)	(352,466)

	Net Assets—100.0%	$564,163,858

ADR American Depositary Receipt.
* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $660,422,732.  The net unrealized depreciation was $95,906,408 which consisted of aggregate gross unrealized appreciation of $16,235,588 and aggregate gross unrealized depreciation of $112,141,996.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
China	$223,224,646	39.6%
Cayman Islands	183,248,707	32.5
Hong Kong	130,219,727	23.1
United States	18,682,274	3.3
British Virgin Islands	3,153,358	0.6
Bermuda	2,455,062	0.4
Canada	1,431,442	0.2
US Virgin Islands	1,222,768	0.2
Antigua	464,379	0.1
South Korea	413,961	0.1

Total investments	564,516,324	100.1
Liabilities in excess of other assets	(352,466)	(0.1)

Net Assets	$564,163,858	100.0%

Schedule of Investments

PowerShares Listed Private Equity Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Banks—4.5%
107,069	SVB Financial Group*	$5,182,140

	Commercial Services—4.0%
138,479	Macquarie Infrastructure Co. LLC	4,578,116

	Diversified Financial Services—13.0%
33,903	Affiliated Managers Group, Inc.*	3,333,004
62,959	Evercore Partners, Inc., Class A	1,145,854
697,523	Fortress Investment Group LLC, Class A	10,330,315
		14,809,173
	Holding Companies-Diversified—12.5%
154,866	Compass Diversified Trust	2,239,362
273,470	Leucadia National Corp.	12,079,170
		14,318,532
	Internet—5.1%
224,622	CMGI, Inc.*	2,897,624
165,632	Internet Capital Group, Inc.*	1,568,535
672,653	Safeguard Scientifics, Inc.*	1,291,494
		5,757,653
	Investment Companies—49.2%
371,753	Allied Capital Corp.	8,226,894
338,734	American Capital Strategies Ltd.	11,913,274
314,074	Apollo Investment Corp.	4,767,643
304,206	Ares Capital Corp.	4,252,800
261,878	BlackRock Kelso Capital Corp.	3,907,220
18,648	Capital Southwest Corp.	2,188,343
87,237	Gladstone Capital Corp.	1,443,772
102,792	Gladstone Investment Corp.	1,043,339
142,432	Harris & Harris Group, Inc. *	1,006,994
159,437	Hercules Technology Growth Capital, Inc.	1,857,441
100,347	Kohlberg Capital Corp.	1,242,296
336,441	MCG Capital Corp.	4,434,292
120,897	MVC Capital, Inc.	1,852,142
85,608	NGP Capital Resources Co.	1,379,145
122,217	Patriot Capital Funding, Inc.	1,395,718
124,200	PennantPark Investment Corp.	1,399,734
122,195	Prospect Energy Corp.	1,769,384
143,097	TICC Capital Corp.	1,393,765
54,603	UTEK Corp.	668,887
		56,143,083
	REITS—11.7%
446,874	CapitalSource, Inc.	7,333,202

372,558	KKR Financial Holdings LLC	$6,050,342
		13,383,544
	Total Common Stocks (Cost $146,135,789)	114,172,241

	Money Market Funds—0.2%
211,487	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	211,487
15,321	Liquid Assets Portfolio Private Class**	15,321
	Total Money Market Funds (Cost $226,808)	226,808

	Total Investments (Cost $146,362,597)(a) —100.2%	114,399,049
	Liabilities in excess of other assets—(0.2%)	(250,176)

	Net Assets—100.0%	$114,148,873

REITS Real Estate Investment Trusts.
* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $146,652,602.  The net unrealized depreciation was $32,253,553 which consisted of aggregate gross unrealized appreciation of $2,918,005 and aggregate gross unrealized depreciation of $35,171,558.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Auto Manufacturers—3.4%
29,118	Toyota Motor Corp. ADR (Japan)	$3,160,759

	Biotechnology—5.1%
395,409	Nanosphere, Inc. *	4,752,816

	Chemicals—10.8%
31,128	Air Products & Chemicals, Inc.	2,802,143
70,255	E.I. du Pont de Nemours & Co.	3,174,121
603,900	Symyx Technologies, Inc. *	3,961,583
		9,937,847
	Commercial Services—9.0%
1,234,596	Altair Nanotechnologies, Inc. (Canada) *	4,555,660
1,212,952	Arrowhead Research Corp. *	3,808,669
		8,364,329
	Computers—6.2%
60,267	Hewlett-Packard Co.	2,636,681
28,429	International Business Machines Corp.	3,051,569
		5,688,250
	Electronics—11.7%
216,183	FEI Co. *	4,898,707
209,600	NVE Corp. *	5,958,928
		10,857,635
	Energy-Alternate Sources—5.3%
434,780	Headwaters, Inc. *	4,899,971

	Healthcare-Products—1.2%
1,506,885	Immunicon Corp. *	1,100,026

	Investment Companies—4.0%
521,224	Harris & Harris Group, Inc. *	3,685,054

	Miscellaneous Manufacturing—11.5%
36,822	3M Co.	2,932,872
84,329	General Electric Co.	2,986,090
1,204,129	Nanophase Technologies Corp. *	4,708,145
		10,627,107
	Pharmaceuticals—18.2%
514,468	APP Pharmaceuticals, Inc. *	5,407,059
248,295	Elan Corp. PLC ADR (Ireland) *	6,309,175
460,499	Flamel Technologies ADR (France) *	4,324,086

543,267	NUCRYST Pharmaceuticals Corp. (Canada) *	$782,304
		16,822,624
	Semiconductors—7.5%
115,954	Intel Corp.	2,458,225
312,589	Veeco Instruments, Inc. *	4,426,260
		6,884,485
	Software—6.1%
867,315	Accelrys, Inc. *	5,620,201

	Total Investments (Cost $125,715,306)(a)—100.0%	92,401,104
	Liabilities in excess of other assets—(0.0%)	(41,508)

	Net Assets—100.0%	$92,359,596

ADR American Depositary Receipt.
* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was 128,371,623.  The net unrealized depreciation was $35,970,519 which consisted of aggregate gross unrealized appreciation of $4,365,041 and aggregate gross unrealized depreciation of $40,335,560.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$73,269,120	79.3%
Ireland	6,309,175	6.8
Canada	5,337,964	5.8
France	4,324,086	4.7
Japan	3,160,759	3.4

Total investments	92,401,104	100.0
Liabilities in excess of other assets	(41,508)	(0.0)

Net Assets	$92,359,596	100.0%

Schedule of Investments

PowerShares Value Line Timeliness SelectTM Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—13.5%
48,895	Amazon.com, Inc.*	$3,799,142
29,886	Deckers Outdoor Corp.*	3,623,379
90,743	Fossil, Inc.*	3,083,447
77,294	GameStop Corp., Class A*	3,998,419
41,145	Garmin Ltd. (Cayman Islands)	2,968,612
206,118	LKQ Corp.*	3,687,451
38,168	priceline.com, Inc.*	4,141,990
		25,302,440
	Consumer Staples—4.4%
64,460	Coca-Cola (The) Co.	3,814,098
139,813	Fresh Del Monte Produce, Inc. (Cayman Islands)	4,479,609
		8,293,707
	Energy—13.6%
83,940	Cameron International Corp.*	3,379,424
32,366	Core Laboratories N.V. (Netherlands)*	3,647,648
34,934	Diamond Offshore Drilling, Inc.	3,945,097
59,470	National Oilwell Varco, Inc.*	3,581,878
43,943	Schlumberger Ltd. (Netherlands)	3,315,939
64,324	Smith International, Inc.	3,487,004
65,499	Weatherford International Ltd. (Bermuda)*	4,048,493
		25,405,483
	Financials—4.3%
67,706	AFLAC, Inc.	4,152,408
176,535	Charles Schwab (The) Corp.	3,936,731
		8,089,139
	Health Care—7.9%
74,865	ArthrocCare Corp.*	2,996,846
180,050	Eclipsys Corp.*	4,634,487
14,041	Intuitive Surgical, Inc.*	3,566,414
75,091	Onyx Pharmaceuticals, Inc.*	3,569,075
		14,766,822
	Industrials—26.5%
135,114	Actuant Corp., Class A	3,692,666
141,454	Applied Industrial Technologies, Inc.	4,270,497
108,157	Axsys Technologies, Inc.*	4,094,824
72,203	CNH Global N.V. (Netherlands)	3,571,160
111,490	Cubic Corp.	2,994,621

28,775	Fluor Corp.	$3,501,054
66,774	FTI Consulting, Inc.*	3,693,270
62,779	IHS, Inc., Class A*	3,888,531
188,404	Learning Tree International, Inc.*	3,393,156
100,583	Manitowoc (The) Co., Inc.	3,834,224
83,929	McDermott International, Inc. (Panama)*	3,959,770
63,442	Robbins & Myers, Inc.	4,204,936
52,907	Valmont Industries, Inc.	4,428,317
		49,527,026
	Information Technology—20.3%
23,063	Apple, Inc.*	3,121,808
122,964	FLIR Systems, Inc.*	3,723,350
231,208	Foundry Networks, Inc.*	3,190,670
120,696	Microsoft Corp.	3,934,689
126,642	National Instruments, Corp.	3,401,604
104,219	Nokia Oyj ADR (Finland)	3,850,892
134,793	NVIDIA Corp.*	3,314,560
106,850	Paychex, Inc.	3,496,132
35,674	Research In Motion Ltd. (Canada)*	3,349,075
157,151	Seagate Technology (Cayman Islands)	3,185,451
74,831	Sigma Designs, Inc.*	3,383,858
		37,952,089
	Materials—9.5%
56,067	BHP Billiton Ltd. ADR (Australia)	3,788,447
64,200	Mosaic (The) Co.*	5,842,841
129,823	Penford Corp.	2,904,141
37,011	Potash Corp. of Saskatchewan (Canada)	5,214,110
		17,749,539
	Total Investments (Cost $202,880,972)(a)—100.0%	187,086,245
	Liabilities in excess of other assets—(0.0%)	(66,231)

	Net Assets—100.0%	$187,020,014

ADR – American Depositary Receipt.
* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $ 202,906,186.  The net unrealized depreciation was $15,819,941 which consisted of aggregate gross unrealized appreciation of $6,104,946 and aggregate gross unrealized depreciation of $21,924,887.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$141,707,039	75.7%
Cayman Islands	10,633,672	5.7
Netherlands	10,534,747	5.6
Canada	8,563,185	4.6
Bermuda	4,048,493	2.2
Panama	3,959,770	2.1
Finland	3,850,892	2.1
Australia	3,788,447	2.0

Total investments	187,086,245	100.0
Liabilities in excess of other assets	(66,231)	(0.0)

Net Assets	$187,020,014	100.0%

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Aerospace/Defense—1.3%
4,881	Alliant Techsystems, Inc.*	$516,654

	Beverages—2.5%
8,919	Coca-Cola (The) Co.	527,737
13,155	Pepsi Bottling Group (The), Inc.	458,452
		986,189
	Chemicals—6.5%
10,351	Agrium, Inc. (Canada)	666,811
6,111	Monsanto Co.	687,121
8,874	Mosaic (The) Co.*	807,623
19,130	Penford Corp.	427,938
		2,589,493
	Commercial Services—2.9%
10,984	DeVry, Inc.	606,207
3,211	Strayer Education, Inc.	554,154
		1,160,361
	Computers—3.7%
3,212	Apple, Inc.*	434,776
30,883	EMC Corp.*	490,113
8,554	IHS, Inc., Class A*	529,835
		1,454,724
	Distribution/Wholesale—1.3%
28,353	LKQ Corp.*	507,235

	Electrical Components & Equipment—1.2%
5,123	Energizer Holdings, Inc.*	479,615

	Electronics—7.2%
14,499	Axsys Technologies, Inc.*	548,933
14,386	Cubic Corp.	386,408
46,698	Flextronics International Ltd. (Singapore)*	546,367
16,704	FLIR Systems, Inc.*	505,797
5,455	Garmin Ltd. (Cayman Islands)	393,578
17,524	National Instruments Corp.	470,695
		2,851,778

	Engineering & Construction—5.4%
4,126	Fluor Corp.	$502,010
7,306	Jacobs Engineering Group, Inc.*	558,471
11,534	McDermott International, Inc. (Panama)*	544,174
9,619	Shaw Group (The), Inc.*	543,474
		2,148,129
	Entertainment—1.3%
10,903	Vail Resorts, Inc.*	516,148

	Environmental Control—3.2%
43,824	Calgon Carbon Corp.*	674,014
10,013	Stericycle, Inc.*	593,370
		1,267,384
	Food—4.3%
20,178	Kroger (The) Co.	513,530
21,376	Performance Food Group Co.*	676,123
17,856	Sysco Corp.	518,717
		1,708,370
	Healthcare - Products—2.4%
1,893	Intuitive Surgical, Inc.*	480,822
9,485	Kinetic Concepts, Inc.*	472,163
		952,985
	Healthcare - Services—1.5%
7,523	Humana, Inc.*	604,097

	Home Furnishings—1.3%
10,537	Sony Corp. ADR (Japan)	500,402

	Insurance—4.2%
9,345	AFLAC, Inc.	573,129
6,854	PartnerRe Ltd. (Bermuda)	543,385
7,890	Transatlantic Holdings, Inc.	538,098
		1,654,612
	Investment Companies—2.8%
44,494	Adams Express Co.**	582,872
25,642	Templeton Emerging Markets Fund**	511,814
		1,094,686
	Internet—2.7%
6,565	Amazon.com, Inc.*	510,100
5,246	priceline.com, Inc.*	569,296
		1,079,396
	Machinery - Construction & Mining—1.5%
6,533	Bucyrus International, Inc., Class A	605,674

	Machinery - Diversified—3.6%
9,607	CNH Global N.V. (Netherlands)	$475,162
8,632	Robbins & Myers, Inc.	572,129
37,011	TurboChef Technologies, Inc.*	379,363
		1,426,654
	Media—2.4%
14,710	DISH Network Corp., Class A*	415,410
61,735	Playboy Enterprises, Inc., Class B*	523,513
		938,923
	Metal Fabricate/Hardware—4.0%
9,331	Dynamic Materials Corp.	499,955
4,049	Precision Castparts Corp.	460,776
7,346	Valmont Industries, Inc.	614,860
		1,575,591
	Mining—2.6%
7,747	BHP Billiton Ltd. ADR (Australia)	523,465
5,682	Southern Copper Corp.	533,199
		1,056,664
	Oil & Gas—5.9%
11,553	Imperial Oil Ltd. (Canada)	564,826
11,287	Petro-Canada (Canada)	514,687
14,823	Range Resources Corp.	774,057
6,965	Royal Dutch Shell PLC ADR (United Kingdom)	497,371
		2,350,941
	Oil & Gas Services—2.5%
12,040	Cameron International Corp.*	484,730
8,694	National Oilwell Varco, Inc.*	523,640
		1,008,370
	Packaging & Containers—1.2%
20,371	Packaging Corp. of America	493,793

	Pharmaceuticals—5.2%
8,553	Express Scripts, Inc.*	577,242
10,377	Onyx Pharmaceuticals, Inc.*	493,219
13,063	OSI Pharmaceuticals, Inc.*	520,952
5,647	United Therapeutics Corp.*	474,235
		2,065,648
	Semiconductors—3.2%
18,916	Cypress Semiconductor Corp.*	401,965
77,488	Kulicke & Soffa Industries, Inc.*	417,660
18,248	NVIDIA Corp.*	448,719
		1,268,344

	Software—7.2%
14,994	Ansys, Inc.*	$523,441
9,649	Cerner Corp.*	505,608
24,478	Eclipsys Corp.*	630,064
34,382	Informatica Corp.*	663,916
16,992	Microsoft Corp.	553,939
		2,876,968
	Telecommunications—3.5%
13,558	Ciena Corp.*	367,829
14,713	Nokia Oyj ADR (Finland)	543,644
5,687	Telefonica S.A. ADR	499,319
		1,410,792
	Transportation—1.4%
7,865	United Parcel Service, Inc., Class B	575,403

	Total Common Stocks (Cost $42,587,423)	39,726,023

	Money Market Fund—0.2%
83,830	Liquid Assets Portfolio Private Class*** (Cost $83,830)	83,830

	Total Investments (Cost $42,671,253)(a)—100.1%	39,809,853
	Liabilities in excess of other assets—(0.1%)	(48,008)

	Net Assets—100.0%	$39,761,845

ADR American Depositary Receipt.
* Non-income producing security.
** Closed-end management investment company.
*** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $2,861,400 which consisted of aggregate gross unrealized appreciation of $1,437,998 and aggregate gross unrealized depreciation of $4,299,398.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$32,996,661	83.0%
Canada	1,746,325	4.4
Singapore	546,367	1.4
Panama	544,174	1.4
Finland	543,644	1.4
Bermuda	543,385	1.4
Australia	523,465	1.3
Japan	500,402	1.2
Spain	499,319	1.2
United Kingdom	497,371	1.2
Netherlands	475,162	1.2
Cayman Islands	393,578	1.0

Total investments	39,809,853	100.1
Liabilities in excess of other assets	(48,008)	(0.1)

Net Assets	$39,761,845	100.0%

Schedule of Investments

PowerShares Water Resources Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.9%
	Biotechnology—3.8%
1,070,629	Millipore Corp. *	$75,104,624

	Electrical Components & Equipment—3.1%
1,212,456	Emerson Electric Co.	61,641,263

	Electronics—13.4%
2,341,501	Agilent Technologies, Inc. *	79,400,300
1,300,720	Badger Meter, Inc.	49,167,216
865,270	Itron, Inc. *	71,298,248
2,106,058	Watts Water Technologies, Inc., Class A	62,528,862
		262,394,626
	Engineering & Construction—11.0%
2,874,384	Aecom Technology Corp. *	70,796,077
2,464,360	Insituform Technologies, Inc., Class A *	31,297,372
1,245,694	Layne Christensen Co. *	45,966,109
1,517,311	URS Corp. *	66,609,953
		214,669,511
	Environmental Control—10.2%
3,587,256	Calgon Carbon Corp. *	55,171,997
3,382,126	Nalco Holding Co.	70,821,718
3,707,106	Tetra Tech, Inc. *	72,992,918
		198,986,633
	Hand/Machine Tools—3.1%
1,633,410	Franklin Electric Co., Inc.	61,481,552

	Machinery-Diversified—8.0%
1,361,157	Gorman-Rupp (The) Co.	37,363,760
1,762,741	IDEX Corp.	55,050,401
1,061,101	Lindsay Corp.	64,748,383
		157,162,544
	Metal Fabricate/Hardware—6.5%
6,366,715	Mueller Water Products, Inc., Class B	54,626,415
878,261	Valmont Industries, Inc.	73,510,445
		128,136,860
	Miscellaneous Manufacturing—27.5%
704,358	Ameron International Corp.	63,286,566
990,251	Danaher Corp.	73,724,187

1,869,215	General Electric Co.	$66,188,903
1,333,986	ITT Corp.	79,278,789
1,917,733	Pall Corp.	70,745,170
2,228,847	Pentair, Inc.	70,788,181
1,024,354	Roper Industries, Inc.	57,281,876
442,887	Siemens AG ADR (Germany)	57,486,733
		538,780,405
	Water—13.3%
730,650	American States Water Co.	25,192,812
1,384,311	Aqua America, Inc.	27,589,318
767,570	California Water Service Group	26,734,463
612,525	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	26,222,195
1,135,139	Consolidated Water Co., Inc. (Cayman Islands)	26,698,469
946,514	SJW Corp.	28,613,118
2,177,520	Southwest Water Co.	24,910,829
913,402	Veolia Environnement ADR (France)	75,529,212
		261,490,416
	Total Investments (Cost $1,990,540,806)(a)—99.9%	1,959,848,434
	Other assets less liabilities—0.1%	1,806,954

	Net Assets—100.0%	$1,961,655,388

ADR American Depositary Receipt.
* Non-income producing security.
(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $2,008,293,234.  The net unrealized depreciation was $48,444,800 which consisted of aggregate gross unrealized appreciation of $141,133,088 and aggregate gross unrealized depreciation of $189,577,888.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$1,773,911,825	90.4%
France	75,529,212	3.9
Germany	57,486,733	2.9
Cayman Islands	26,698,469	1.4
Brazil	26,222,195	1.3

Total investments	1,959,848,434	99.9
Other assets less liabilities	1,806,954	0.1

Net Assets	$1,961,655,388	100.0%

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—99.9%
	Auto Parts & Equipment—3.5%
1,828,721	Amerigon, Inc.*	$31,307,704
1,394,190	Fuel Systems Solutions, Inc.*	17,650,445
		48,958,149
	Chemicals—9.4%
381,292	Air Products & Chemicals, Inc.	34,323,906
776,004	OM Group, Inc.*	44,527,110
1,449,226	Zoltek Cos., Inc.*	52,896,748
		131,747,764
	Computers—3.6%
2,868,918	Echelon Corp.*	37,697,583
1,512,999	Maxwell Technologies, Inc.*	12,996,661
		50,694,244
	Electric—9.7%
1,363,873	IDACORP, Inc.	44,516,815
1,094,470	Ormat Technologies, Inc.	47,576,610
1,816,629	Portland General Electric Co.	44,761,739
		136,855,164
	Electrical Components & Equipment—13.4%
3,520,060	Active Power, Inc.*	7,673,731
1,788,118	American Superconductor Corp.*	36,209,390
4,432,591	China Bak Battery, Inc. *	19,503,400
1,297,768	Energy Conversion Devices, Inc.*	29,952,485
2,583,213	Medis Technologies Ltd.*	26,477,933
1,373,850	Ultralife Batteries, Inc.*	23,671,436
2,734,654	Universal Display Corp.*	44,219,355
		187,707,730
	Electronics—3.8%
593,263	Itron, Inc.*	48,884,871
1,877,153	UQM Technologies, Inc.*	4,486,396
		53,371,267
	Energy-Alternate Sources—33.3%
458,468	Ascent Solar Technologies, Inc.*	6,877,020
7,876,229	Ballard Power Systems, Inc. (Canada)*	36,151,891

1,497,714	Comverge, Inc.*	$27,917,389
3,293,856	Evergreen Solar, Inc.*	40,152,105
220,969	First Solar, Inc.*	40,165,535
3,783,380	FuelCell Energy, Inc.*	31,818,226
827,195	JA Solar Holdings Co. Ltd. ADR (Cayman Islands)*	42,046,323
4,068,789	Nova Biosource Fuels, Inc.*	8,910,648
308,814	Ocean Power Technologies, Inc.*	4,125,755
3,656,970	Pacific Ethanol, Inc.*	22,197,808
7,917,042	Plug Power, Inc.*	21,692,695
437,524	SunPower Corp., Class A*	30,228,533
701,980	Suntech Power Holdings Co. Ltd. ADR (Cayman Islands)*	38,419,365
1,148,759	Trina Solar Ltd. ADR (Cayman Islands)*	38,965,905
2,400,606	VeraSun Energy Corp.*	25,086,333
5,680,711	Verenium Corp.*	23,290,915
1,498,946	Yingli Green Energy Holding Co., Ltd. ADR (Cayman Islands)*	30,473,572
		468,520,018
	Food—3.4%
3,365,543	Cosan Ltd., Class A (Bermuda)*	48,463,819

	Semiconductors—19.8%
3,149,583	Applied Materials, Inc.	56,440,527
2,202,655	Cree, Inc.*	65,088,456
4,594,411	Emcore Corp.*	62,805,599
1,682,556	International Rectifier Corp.*	46,825,533
669,290	MEMC Electronic Materials, Inc.*	47,827,463
		278,987,578
	Total Investments (Cost $1,529,300,781)(a)—99.9%	1,405,305,733
	Other assets less liabilities—0.1%	705,774

	Net Assets—100.0%	$1,406,011,507

ADR American Depositary Receipt.
* Non-income producing security.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $1,543,930,808.  The net unrealized depreciation was $138,625,075 which consisted of aggregate gross unrealized appreciation of $93,580,037 and aggregate gross unrealized depreciation of $232,205,112.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$1,170,784,858	83.3%
Cayman Islands	149,905,165	10.6
Bermuda	48,463,819	3.4
Canada	36,151,891	2.6

Total investments	1,405,305,733	99.9
Other assets less liabilities	705,774	0.1

Net Assets	$1,406,011,507	100.0%

Schedule of Investments

PowerShares Wilderhill Progressive Energy Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.3%
	Aerospace/Defense—2.8%
21,174	United Technologies Corp.	$1,554,383

	Agriculture—3.5%
42,083	Andersons (The), Inc.	1,916,881

	Auto Manufacturers—4.6%
39,177	Honda Motor Co. Ltd. ADR (Japan)	1,235,643
12,084	Toyota Motor Corp. ADR (Japan)	1,311,718
		2,547,361
	Auto Parts & Equipment—8.4%
191,198	Exide Technologies*	1,581,207
35,460	Johnson Controls, Inc.	1,254,220
67,025	Tenneco, Inc.*	1,774,152
		4,609,579
	Chemicals—8.4%
67,952	Methanex Corp. (Canada)	1,704,915
17,378	Praxair, Inc.	1,406,054
8,562	Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	1,517,358
		4,628,327
	Electric—8.9%
17,268	CPFL Energia S.A. ADR (Brazil)	903,980
35,155	EnerNOC, Inc.*	1,239,213
62,228	Enersis S.A. ADR (Chile)	884,882
14,883	FPL Group, Inc.	959,656
20,773	Wisconsin Energy Corp.	945,795
		4,933,526
	Electrical Components & Equipment—7.5%
13,970	Energizer Holdings, Inc.*	1,307,871
64,272	EnerSys*	1,480,828
69,569	GrafTech International Ltd.*	1,047,013
23,536	PowerSecure International, Inc.*	311,146
		4,146,858
	Electronics—5.1%
88,114	AU Optronics Corp. ADR (Taiwan)	1,461,811
35,781	Badger Meter, Inc.	1,352,522
		2,814,333

	Energy-Alternate Sources—11.0%
145,072	Aventine Renewable Energy Holdings, Inc.*	$1,386,888
126,220	Clean Energy Fuels Corp.*	1,904,660
46,536	Covanta Holding Corp.*	1,181,549
142,259	Headwaters, Inc.*	1,603,259
		6,076,356
	Environmental Control—5.5%
57,257	EnergySolutions, Inc.*	1,288,283
80,315	Fuel Tech, Inc.*	1,529,197
179,167	Rentech, Inc.*	240,084
		3,057,564
	Food—1.5%
147,875	SunOpta, Inc. (Canada)*	805,919

	Gas—1.7%
20,209	Northwest Natural Gas Co.	956,694

	Hand/Machine Tools—2.6%
47,254	Baldor Electric Co.	1,430,851

	Investment Companies—0.5%
34,366	Harris & Harris Group, Inc.*	242,968

	Mining—8.0%
47,014	Cameco Corp. (Canada)	1,591,424
142,693	Uranium Resources, Inc.*	1,157,240
204,872	USEC, Inc.*	1,653,317
		4,401,981
	Miscellaneous Manufacturing—6.0%
13,267	Eaton Corp.	1,097,977
51,347	Hexcel Corp.*	1,120,905
8,303	Siemens AG ADR (Germany)	1,077,729
		3,296,611
	Oil & Gas—6.0%
48,815	Chesapeake Energy Corp.	1,817,383
31,503	Sasol Ltd. ADR (South Africa)	1,513,719
		3,331,102
	Pipelines—3.2%
34,708	Questar Corp.	1,766,984

	Semiconductors—2.0%
139,639	O2Micro International Ltd. ADR (Cayman Islands)*	1,112,923

	Telecommunications—3.1%
71,856	Corning, Inc.	1,729,574

	Total Common Stocks (Cost $61,808,043)	55,360,775

	Money Market Fund—0.1%
82,199	Liquid Assets Portfolio Private Class** (Cost $82,199)	$82,199

	Total Investments (Cost $61,890,242)(a)—100.4%	55,442,974
	Liabilities in excess of other assets—(0.4%)	(231,983)

	Net Assets—100.0%	$55,210,991

ADR American Depositary Receipt.
* Non-income producing security.
** Affiliated Investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $61,900,796.  The net unrealized depreciation was $6,457,822 which consisted of aggregate gross unrealized appreciation of $1,259,213 and aggregate gross unrealized depreciation of $7,717,035.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$40,320,953	73.0%
Canada	4,102,258	7.4
Japan	2,547,361	4.6
Chile	2,402,240	4.4
South Africa	1,513,719	2.7
Taiwan	1,461,811	2.7
Cayman Islands	1,112,923	2.0
Germany	1,077,729	2.0
Brazil	903,980	1.6

Total investments	55,442,974	100.4
Liabilities in excess of other assets	(231,983)	(0.4)

Net Assets	$55,210,991	100.0%

Schedule of Investments

PowerShares DWA Technical Leaders Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—5.3%
62,002	Dick’s Sporting Goods, Inc.*	$2,018,165
49,456	GameStop Corp., Class A*	2,558,359
18,112	Garmin Ltd. (Cayman Islands)	1,306,781
84,731	International Game Technology	3,615,472
24,696	MGM MIRAGE*	1,808,241
87,581	Urban Outfitters, Inc.*	2,539,849
56,990	Yum! Brands, Inc.	1,946,778
		15,793,645
	Consumer Staples—4.2%
39,467	Archer-Daniels-Midland Co.	1,738,521
17,491	Bunge Ltd. (Bermuda)	2,072,159
35,144	Church & Dwight Co., Inc.	1,870,364
73,990	Energizer Holdings, Inc.*	6,926,944
		12,607,988
	Energy—8.5%
49,848	Chesapeake Energy Corp.	1,855,841
13,987	Diamond Offshore Drilling, Inc.	1,579,552
40,972	FMC Technologies, Inc.*	1,973,212
52,370	Halliburton Co.	1,737,113
35,176	Noble Energy, Inc.	2,553,074
38,288	Occidental Petroleum Corp.	2,598,607
26,791	Smith International, Inc.	1,452,340
11,826	Transocean, Inc. (Cayman Islands)	1,449,868
213,972	Williams (The) Cos., Inc.	6,840,684
62,655	XTO Energy, Inc.	3,254,300
		25,294,591
	Financials—8.8%
20,044	Affiliated Managers Group, Inc.*	1,970,526
27,578	Arch Capital Group Ltd. (Bermuda)*	1,943,146
20,634	BlackRock, Inc.	4,562,177
5,044	CME Group, Inc.	3,121,732
91,774	Eaton Vance Corp.	3,420,417
48,181	Leucadia National Corp.	2,128,155
73,725	Philadelphia Consolidated Holding Co.*	2,639,355
30,263	RenaissanceRe Holdings Ltd. (Bermuda)	1,724,688
108,085	Ventas, Inc.	4,777,357
		26,287,553
	Health Care—17.3%
50,703	Aetna, Inc.	2,700,442
18,045	C.R. Bard, Inc.	1,742,606
47,263	Covance, Inc.*	3,930,391

201,363	DaVita, Inc.*	$10,742,715
41,890	DENTSPLY International, Inc.	1,730,476
29,510	Gen-Probe, Inc.*	1,686,497
88,990	Gilead Sciences, Inc.*	4,065,953
47,132	Health Net, Inc.*	2,191,167
50,374	Henry Schein, Inc.*	2,928,241
32,753	Humana, Inc.*	2,630,066
44,119	IDEXX Laboratories, Inc.*	2,486,988
100,222	Pediatrix Medical Group, Inc.*	6,824,115
82,537	Respironics, Inc.*	5,406,999
58,071	VCA Antech, Inc.*	2,245,025
		51,311,681
	Industrials—28.7%
21,224	Alliant Techsystems, Inc.*	2,246,560
60,692	AMETEK, Inc.	2,672,876
60,264	C.H. Robinson Worldwide, Inc.	3,347,063
135,497	Corrections Corp. of America*	3,596,090
279,185	Covanta Holding Corp.*	7,088,507
35,437	Cummins, Inc.	1,710,898
19,981	Deere & Co.	1,753,533
12,479	First Solar, Inc.*	2,268,308
24,075	Flowserve Corp.	1,977,039
64,402	Foster Wheeler Ltd. (Bermuda)*	4,409,605
84,699	General Cable Corp.*	4,913,389
36,846	Harsco Corp.	2,097,274
26,201	ITT Corp.	1,557,125
113,520	J.B. Hunt Transport Services, Inc.	3,530,472
47,294	Jacobs Engineering Group, Inc.*	3,615,153
53,158	Joy Global, Inc.	3,351,612
39,269	Kirby Corp.*	1,805,589
25,579	Lincoln Electric Holdings, Inc.	1,576,945
21,715	Lockheed Martin Corp.	2,343,483
67,370	Manitowoc (The) Co., Inc.	2,568,144
166,385	McDermott International, Inc. (Panama)*	7,850,044
23,908	Precision Castparts Corp.	2,720,730
31,902	Roper Industries, Inc.	1,783,960
124,625	Stericycle, Inc.*	7,385,278
58,332	Toro (The) Co.	2,878,101
43,399	Trane, Inc.	1,943,407
59,512	WESCO International, Inc.*	2,513,787
		85,504,972
	Information Technology—4.9%
43,135	Apple, Inc.*	5,838,753
34,914	CommScope, Inc.*	1,548,436
38,288	Global Payments, Inc.	1,431,971
2,455	Google, Inc., Class A*	1,385,357
31,870	Harris Corp.	1,742,970
35,306	MEMC Electronic Materials, Inc.*	2,522,967
		14,470,454
	Materials—10.3%
74,120	Airgas, Inc.	3,439,909
62,687	AK Steel Holding Corp.*	2,995,185
45,200	Albemarle Corp.	1,638,952
48,082	Ball Corp.	2,206,483

38,810	Carpenter Technology Corp.	$2,392,248
25,156	Cleveland-Cliffs, Inc.	2,561,887
123,085	Commercial Metals Co.	3,489,461
28,267	Monsanto Co.	3,178,341
20,797	Mosaic (The) Co.*	1,892,735
20,013	Praxair, Inc.	1,619,252
37,009	Reliance Steel & Aluminum Co.	1,821,213
30,690	Sigma-Aldrich Corp.	1,524,065
18,544	United States Steel Corp.	1,893,528
		30,653,259
	Telecommunication Services—6.6%
271,029	American Tower Corp., Class A*	10,171,719
197,697	Crown Castle International Corp.*	7,154,654
78,935	SBA Communications Corp., Class A*	2,337,265
		19,663,638
	Utilities—5.4%
39,697	Allegheny Energy, Inc.*	2,174,999
38,026	Edison International	1,983,436
45,263	Energen Corp.	2,847,043
19,522	Entergy Corp.	2,111,890
53,059	Equitable Resources, Inc.	2,958,039
34,455	PPL Corp.	1,685,539
44,941	Questar Corp.	2,287,946
		16,048,892
	Total Investments (Cost $313,146,450)(a)—100.0%	297,636,673
	Liabilities in excess of other assets—(0.0)%	(86,744)

	Net Assets—100.0%	$297,549,929

	*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $313,187,128. The net unrealized depreciation was $15,550,455 which consisted of aggregate gross unrealized appreciation of $5,518,667 and aggregate gross unrealized depreciation of $ 21,069,122.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$276,880,382	93.1%
Bermuda	10,149,598	3.4
Panama	7,850,044	2.6
Cayman Islands	2,756,649	0.9

Total investments	297,636,673	100.0
Liabilities in excess of other assets	(86,744)	(0.0)

Net Assets	$297,549,929	100.0%

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—103.7%
	Consumer Discretionary—9.1%
18	Abercrombie & Fitch Co., Class A	$1,434
63	Amazon.com, Inc.*	4,895
28	Apollo Group, Inc., Class A*	2,233
28	AutoNation, Inc.*	456
9	AutoZone, Inc.*	1,088
53	Bed Bath & Beyond, Inc.*	1,709
72	Best Buy Co., Inc.	3,514
18	Big Lots, Inc.*	312
13	Black & Decker Corp.	943
17	Brunswick Corp.	323
90	Carnival Corp. (Panama)	4,004
141	CBS Corp., Class B	3,552
24	Centex Corp.	667
34	Circuit City Stores, Inc.	185
102	Clear Channel Communications, Inc.	3,132
76	Coach, Inc.*	2,436
632	Comcast Corp., Class A*	11,476
55	D.R. Horton, Inc.	949
29	Darden Restaurants, Inc.	821
11	Dillard’s, Inc., Class A	218
148	DIRECTV Group (The), Inc.*	3,342
18	E.W. Scripps Co., Class A	733
57	Eastman Kodak Co.	1,136
42	Expedia, Inc.*	967
29	Family Dollar Stores, Inc.	610
434	Ford Motor Co.*	2,882
31	Fortune Brands, Inc.	2,168
32	GameStop Corp., Class A*	1,655
47	Gannett Co., Inc.	1,739
96	Gap (The), Inc.	1,836
116	General Motors Corp.	3,284
34	Genuine Parts Co.	1,494
48	Goodyear Tire & Rubber (The) Co.*	1,208
65	H&R Block, Inc.	1,253
50	Harley-Davidson, Inc.	2,029
12	Harman International Industries, Inc.	559
30	Hasbro, Inc.	779
347	Home Depot (The), Inc.	10,641
37	IAC/InterActiveCorp*	960
65	International Game Technology	2,774
94	Interpublic Group of Cos., Inc.*	839
46	JC Penney Co., Inc.	2,181
122	Johnson Controls, Inc.	4,315
17	Jones Apparel Group, Inc.	286
15	KB Home	413
65	Kohl’s Corp.*	2,967
34	Leggett & Platt, Inc.	647
28	Lennar Corp., Class A	577
62	Limited Brands, Inc.	1,184
20	Liz Claiborne, Inc.	438

301	Lowe’s Cos., Inc.	$7,958
87	Macy’s, Inc.	2,405
64	Marriott International, Inc., Class A	2,301
73	Mattel, Inc.	1,534
243	McDonald’s Corp.	13,012
68	McGraw-Hill (The) Cos., Inc.	2,908
7	Meredith Corp.	329
29	New York Times (The) Co., Class A	485
56	Newell Rubbermaid, Inc.	1,351
476	News Corp., Class A	8,996
79	NIKE, Inc., Class B	4,879
38	Nordstrom, Inc.	1,478
55	Office Depot, Inc.*	816
15	OfficeMax, Inc.	372
67	Omnicom Group, Inc.	3,040
12	Polo Ralph Lauren Corp.	727
43	Pulte Homes, Inc.	703
27	RadioShack Corp.	468
15	Sears Holdings Corp.*	1,657
21	Sherwin-Williams (The) Co.	1,201
11	Snap-On, Inc.	540
16	Stanley Works (The)	822
145	Staples, Inc.	3,471
150	Starbucks Corp.*	2,837
40	Starwood Hotels & Resorts Worldwide, Inc.	1,810
171	Target Corp.	9,504
28	Tiffany & Co.	1,117
744	Time Warner, Inc.	11,710
90	TJX Cos., Inc.	2,840
18	VF Corp.	1,393
135	Viacom, Inc., Class B*	5,233
392	Walt Disney (The) Co.	11,732
1	Washington Post (The) Co., Class B	744
17	Wendy’s International, Inc.	415
16	Whirlpool Corp.	1,362
36	Wyndham Worldwide Corp.	848
105	Yum! Brands, Inc.	3,587
		216,828
	Consumer Staples—10.7%
433	Altria Group, Inc.	32,829
151	Anheuser-Busch Cos., Inc.	7,025
132	Archer-Daniels-Midland Co.	5,815
88	Avon Products, Inc.	3,082
18	Brown-Forman Corp., Class B	1,134
45	Campbell Soup Co.	1,422
28	Clorox Co.	1,717
409	Coca-Cola (The) Co.	24,201
57	Coca-Cola Enterprises, Inc.	1,315
105	Colgate-Palmolive Co.	8,085
98	ConAgra Foods, Inc.	2,110
39	Constellation Brands, Inc., Class A*	815
89	Costco Wholesale Corp.	6,047
304	CVS Caremark Corp.	11,877
27	Dean Foods Co.	756
22	Estee Lauder Cos. (The), Inc., Class A	928
69	General Mills, Inc.	3,768
34	Hershey (The) Co.	1,231
65	HJ Heinz Co.	2,766
53	Kellogg Co.	2,539
87	Kimberly-Clark Corp.	5,712

318	Kraft Foods, Inc., Class A	$9,305
140	Kroger (The) Co.	3,563
26	McCormick & Co., Inc.	877
28	Molson Coors Brewing Co., Class B	1,251
28	Pepsi Bottling Group, Inc.	976
331	PepsiCo, Inc.	22,571
639	Procter & Gamble Co.	42,141
35	Reynolds American, Inc.	2,217
91	Safeway, Inc.	2,820
149	Sara Lee Corp.	2,095
42	SUPERVALU, Inc.	1,263
125	Sysco Corp.	3,631
55	Tyson Foods, Inc., Class A	784
32	UST, Inc.	1,663
204	Walgreen Co.	7,162
486	Wal-Mart Stores, Inc.	24,727
28	Whole Foods Market, Inc.	1,104
45	Wm. Wrigley Jr. Co.	2,584
		255,908
	Energy—12.7%
96	Anadarko Petroleum Corp.	5,625
68	Apache Corp.	6,490
65	Baker Hughes, Inc.	4,220
58	BJ Services Co.	1,262
45	Cameron International Corp.*	1,812
93	Chesapeake Energy Corp.	3,462
434	Chevron Corp.	36,673
329	ConocoPhillips	26,425
37	CONSOL Energy, Inc.	2,701
92	Devon Energy Corp.	7,818
144	El Paso Corp.	2,373
29	ENSCO International, Inc.	1,482
51	EOG Resources, Inc.	4,463
1,122	Exxon Mobil Corp.	96,941
181	Halliburton Co.	6,004
57	Hess Corp.	5,177
146	Marathon Oil Corp.	6,840
39	Murphy Oil Corp.	2,868
57	Nabors Industries Ltd. (Bermuda)*	1,552
73	National-Oilwell Varco, Inc.*	4,397
54	Noble Corp. (Cayman Islands)	2,364
35	Noble Energy, Inc.	2,540
170	Occidental Petroleum Corp.	11,538
53	Peabody Energy Corp.	2,863
30	Range Resources Corp.	1,567
22	Rowan Cos., Inc.	749
246	Schlumberger Ltd. (Netherlands)	18,563
41	Smith International, Inc.	2,223
130	Spectra Energy Corp.	2,969
24	Sunoco, Inc.	1,493
28	Tesoro Corp.	1,093
65	Transocean, Inc. (Cayman Islands)*	7,969
113	Valero Energy Corp.	6,688
69	Weatherford International Ltd. (Bermuda)*	4,265
122	Williams Cos., Inc.	3,900
99	XTO Energy, Inc.	5,142
		304,511

	Financials—19.3%
68	ACE Ltd. (Cayman Islands)	$3,967
100	AFLAC, Inc.	6,133
117	Allstate (The) Corp.	5,765
20	AMBAC Financial Group, Inc.	234
39	American Capital Strategies Ltd.	1,372
241	American Express Co.	11,886
522	American International Group, Inc.	28,794
48	Ameriprise Financial, Inc.	2,655
59	Aon Corp.	2,568
19	Apartment Investment & Management Co., Class A	753
20	Assurant, Inc.	1,298
16	AvalonBay Communities, Inc.	1,503
913	Bank of America Corp.	40,493
234	Bank of New York Mellon (The) Corp.	10,911
113	BB&T Corp.	4,100
24	Bear Stearns (The) Cos., Inc.	2,167
25	Boston Properties, Inc.	2,298
79	Capital One Financial Corp.	4,330
40	CB Richard Ellis Group, Inc., Class A*	776
193	Charles Schwab (The) Corp.	4,304
79	Chubb Corp.	4,091
34	Cincinnati Financial Corp.	1,310
38	CIT Group, Inc.	1,062
1,027	Citigroup, Inc.	28,982
11	CME Group, Inc.	6,808
31	Comerica, Inc.	1,352
39	Commerce Bancorp, Inc.	1,486
115	Countrywide Financial Corp.	800
24	Developers Diversified Realty Corp.	988
96	Discover Financial Services	1,680
85	E*TRADE Financial Corp.*	422
56	Equity Residential	2,095
201	Fannie Mae	6,806
17	Federated Investors, Inc., Class B	724
110	Fifth Third Bancorp	2,981
26	First Horizon National Corp.	563
33	Franklin Resources, Inc.	3,440
136	Freddie Mac	4,133
49	General Growth Properties, Inc.	1,789
88	Genworth Financial, Inc., Class A	2,142
82	Goldman Sachs Group, Inc.	16,463
65	Hartford Financial Services Group, Inc.	5,250
104	Host Hotels & Resorts, Inc.	1,741
104	Hudson City Bancorp, Inc.	1,704
73	Huntington Bancshares, Inc.	982
14	IntercontinentalExchange, Inc.*	1,959
31	Janus Capital Group, Inc.	837
691	JPMorgan Chase & Co.	32,857
78	KeyCorp	2,040
51	Kimco Realty Corp.	1,826
28	Legg Mason, Inc.	2,016
109	Lehman Brothers Holdings, Inc.	6,995
34	Leucadia National Corp.	1,502
54	Lincoln National Corp.	2,935
90	Loews Corp.	4,202
15	M&T Bank Corp.	1,377
107	Marsh & McLennan Cos., Inc.	2,953
51	Marshall & Ilsley Corp.	1,423
26	MBIA, Inc.	403
176	Merrill Lynch & Co, Inc.	9,926
152	MetLife, Inc.	8,963

16	MGIC Investment Corp.	$296
43	Moody’s Corp.	1,505
218	Morgan Stanley	10,776
127	National City Corp.	2,259
39	Northern Trust Corp.	2,861
55	NYSE Euronext	4,326
35	Plum Creek Timber Co., Inc.	1,461
72	PNC Financial Services Group, Inc.	4,725
54	Principal Financial Group, Inc.	3,219
144	Progressive (The) Corp.	2,673
53	ProLogis	3,146
93	Prudential Financial, Inc.	7,846
26	Public Storage	2,035
143	Regions Financial Corp.	3,609
19	SAFECO Corp.	1,014
46	Simon Property Group, Inc.	4,111
106	SLM Corp.*	2,306
72	Sovreign Bancorp, Inc.*	898
79	State Street Corp.	6,487
72	SunTrust Banks, Inc.	4,964
53	T Rowe Price Group, Inc.	2,681
19	Torchmark Corp.	1,160
133	Travelers (The) Cos., Inc.	6,397
355	U.S. Bancorp	12,052
72	Unum Group	1,629
28	Vornado Realty Trust	2,531
406	Wachovia Corp.	15,806
179	Washington Mutual, Inc.	3,566
694	Wells Fargo & Co.	23,603
36	XL Capital Ltd., Class A (Cayman Islands)	1,620
21	Zions Bancorp.	1,150
		461,027
	Health Care—12.6%
318	Abbott Laboratories	17,903
103	Aetna, Inc.	5,486
63	Allergan, Inc.	4,233
34	AmerisourceBergen Corp.	1,586
224	Amgen, Inc.*	10,436
34	Applera Corp. - Applied Biosystems Group	1,072
22	Barr Pharmaceuticals, Inc.*	1,148
130	Baxter International, Inc.	7,896
50	Becton Dickinson & Co.	4,327
60	Biogen Idec, Inc.*	3,657
276	Boston Scientific Corp.*	3,348
407	Bristol-Myers Squibb Co.	9,438
21	C.R. Bard, Inc.	2,028
74	Cardinal Health, Inc.	4,290
79	Celgene Corp.*	4,433
57	CIGNA Corp.	2,802
32	Coventry Health Care, Inc.*	1,811
102	Covidien Ltd. (Bermuda)*	4,552
203	Eli Lilly & Co.	10,459
52	Express Scripts, Inc.*	3,509
64	Forest Laboratories, Inc.*	2,545
55	Genzyme Corp.*	4,297
192	Gilead Sciences, Inc.*	8,772
32	Hospira, Inc.*	1,316
35	Humana, Inc.*	2,811
39	IMS Health, Inc.	932
589	Johnson & Johnson	37,259

49	King Pharmaceuticals, Inc.*	$514
24	Laboratory Corp. of America Holdings*	1,773
60	McKesson Corp.	3,767
110	Medco Health Solutions, Inc.*	5,509
233	Medtronic, Inc.	10,851
448	Merck & Co, Inc.	20,733
11	Millipore Corp.*	772
60	Mylan, Inc.*	895
28	Patterson Cos., Inc.*	897
23	PerkinElmer, Inc.	572
1,405	Pfizer, Inc.	32,863
32	Quest Diagnostics, Inc.	1,578
333	Schering-Plough Corp.	6,517
70	St. Jude Medical, Inc.*	2,836
49	Stryker Corp.	3,282
95	Tenet Healthcare Corp.*	421
87	Thermo Fisher Scientific, Inc.*	4,480
266	UnitedHealth Group, Inc.	13,523
26	Varian Medical Systems, Inc.*	1,352
21	Waters Corp.*	1,206
20	Watson Pharmaceuticals, Inc.*	522
118	WellPoint, Inc.*	9,228
276	Wyeth	10,985
48	Zimmer Holdings, Inc.*	3,757
		301,179
	Industrials—12.2%
147	3M Co.	11,709
58	Allied Waste Industries, Inc.*	571
21	Avery Dennison Corp.	1,088
159	Boeing Co.	13,226
61	Burlington Northern Santa Fe Corp.	5,278
131	Caterpillar, Inc.	9,319
34	CH Robinson Worldwide, Inc.	1,888
27	Cintas Corp.	886
36	Cooper Industries Ltd., Class A (Bermuda)	1,603
87	CSX Corp.	4,218
42	Cummins, Inc.	2,028
52	Danaher Corp.	3,871
91	Deere & Co.	7,986
40	Dover Corp.	1,614
30	Eaton Corp.	2,483
162	Emerson Electric Co.	8,236
27	Equifax, Inc.	1,001
43	Expeditors International Washington, Inc.	2,033
64	FedEx Corp.	5,983
18	Fluor Corp.	2,190
83	General Dynamics Corp.	7,010
2,076	General Electric Co.	73,512
26	Goodrich Corp.	1,626
154	Honeywell International, Inc.	9,097
85	Illinois Tool Works, Inc.	4,284
56	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	2,213
37	ITT Corp.	2,199
25	Jacobs Engineering Group, Inc.*	1,911
26	L-3 Communications Holdings, Inc.	2,882
71	Lockheed Martin Corp.	7,662
26	Manitowoc (The) Co., Inc.	991
76	Masco Corp.	1,743
26	Monster Worldwide, Inc.*	724
80	Norfolk Southern Corp.	4,351

70	Northrop Grumman Corp.	$5,555
76	Paccar, Inc.	3,566
24	Pall Corp.	885
35	Parker Hannifin Corp.	2,366
44	Pitney Bowes, Inc.	1,615
28	Precision Castparts Corp.	3,186
88	Raytheon Co.	5,732
33	Robert Half International, Inc.	917
31	Rockwell Automation, Inc.	1,768
34	Rockwell Collins, Inc.	2,149
43	RR Donnelley & Sons Co.	1,500
11	Ryder System, Inc.	573
147	Southwest Airlines Co.	1,724
20	Terex Corp.*	1,175
51	Textron, Inc.	2,859
35	Trane, Inc.	1,567
102	Tyco International Ltd. (Bermuda)	4,015
54	Union Pacific Corp.	6,752
216	United Parcel Service, Inc., Class B	15,804
203	United Technologies Corp.	14,902
105	Waste Management, Inc.	3,406
14	WW Grainger, Inc.	1,114
		290,546
	Information Technology—16.3%
118	Adobe Systems, Inc.*	4,122
120	Advanced Micro Devices, Inc.*	917
20	Affiliated Computer Services, Inc., Class A*	975
80	Agilent Technologies, Inc.*	2,713
34	Akamai Technologies, Inc.*	1,027
67	Altera Corp.	1,132
62	Analog Devices, Inc.	1,758
180	Apple, Inc.*	24,365
284	Applied Materials, Inc.	5,089
48	Autodesk, Inc.*	1,975
108	Automatic Data Processing, Inc.	4,382
39	BMC Software, Inc.*	1,250
97	Broadcom Corp., Class A*	2,142
79	CA, Inc.	1,740
17	Ciena Corp.*	461
1,248	Cisco Systems, Inc.*	30,575
38	Citrix Systems, Inc *	1,316
60	Cognizant Technology Solutions Corp., Class A*	1,674
35	Computer Sciences Corp.*	1,481
57	Compuware Corp.*	485
27	Convergys Corp.*	419
324	Corning, Inc.	7,799
461	Dell, Inc.*	9,238
234	eBay, Inc.*	6,292
65	Electronic Arts, Inc.*	3,079
105	Electronic Data Systems Corp.	2,111
432	EMC Corp.*	6,856
34	Fidelity National Information Services, Inc.	1,443
33	Fiserv, Inc.*	1,695
48	Google, Inc., Class A*	27,086
530	Hewlett-Packard Co.	23,188
1,203	Intel Corp.	25,504
283	International Business Machines Corp.	30,376
68	Intuit, Inc.*	2,087
42	Jabil Circuit, Inc.	557
44	JDS Uniphase Corp.*	458

107	Juniper Networks, Inc.*	$2,905
37	KLA-Tencor Corp.	1,546
19	Lexmark International, Inc., Class A*	688
45	Linear Technology Corp.	1,245
141	LSI Corp.*	736
47	MEMC Electronic Materials, Inc.*	3,359
43	Microchip Technology, Inc.	1,372
152	Micron Technology, Inc.*	1,069
1,655	Microsoft Corp.	53,952
29	Molex, Inc.	697
470	Motorola, Inc.	5,419
47	National Semiconductor Corp.	866
69	Network Appliance, Inc.*	1,602
70	Novell, Inc.*	445
23	Novellus Systems, Inc.*	546
114	Nvidia Corp.*	2,803
811	Oracle Corp.*	16,666
69	Paychex, Inc.	2,258
28	QLogic Corp.*	400
337	QUALCOMM, Inc.	14,296
46	SanDisk Corp.*	1,171
170	Sun Microsystems, Inc.*	2,975
178	Symantec Corp.*	3,192
88	Tellabs, Inc.*	600
36	Teradata Corp.*	858
35	Teradyne, Inc.*	384
288	Texas Instruments, Inc.	8,908
40	Total System Services, Inc.	924
102	Tyco Electronics Ltd. (Bermuda)*	3,449
69	Unisys Corp.*	287
44	VeriSign, Inc.*	1,492
155	Western Union Co.	3,472
190	Xerox Corp.	2,926
59	Xilinx, Inc.	1,290
275	Yahoo!, Inc.*	5,275
		387,840
	Materials—3.5%
44	Air Products & Chemicals, Inc.	3,961
175	Alcoa, Inc.	5,793
21	Allegheny Technologies, Inc.	1,478
11	Ashland, Inc.	501
20	Ball Corp.	918
20	Bemis Co., Inc.	544
194	Dow Chemical (The) Co.	7,500
17	Eastman Chemical Co.	1,123
35	Ecolab, Inc.	1,689
185	EI Du Pont de Nemours & Co.	8,358
79	Freeport-McMoRan Copper & Gold, Inc., Class B	7,033
23	Hercules, Inc.	403
16	International Flavors & Fragrances, Inc.	682
88	International Paper Co.	2,838
37	MeadWestvaco Corp.	1,036
112	Monsanto Co.	12,593
93	Newmont Mining Corp.	5,054
59	Nucor Corp.	3,410
27	Pactiv Corp.*	772
34	PPG Industries, Inc.	2,247
65	Praxair, Inc.	5,259
26	Rohm & Haas Co.	1,387
33	Sealed Air Corp.	863

27	Sigma-Aldrich Corp.	$1,341
17	Titanium Metals Corp.	370
24	United States Steel Corp.	2,451
22	Vulcan Materials Co.	1,726
43	Weyerhaeuser Co.	2,912
		84,242
	Telecommunication Services—3.6%
83	American Tower Corp., Class A*	3,115
1,248	AT&T, Inc.	48,035
22	CenturyTel, Inc.	812
65	Citizens Communications Co.	746
31	Embarq Corp.	1,404
314	Qwest Communications International, Inc.	1,846
585	Sprint Nextel Corp.	6,160
595	Verizon Communications, Inc.	23,110
96	Windstream Corp.	1,115
		86,343
	Utilities—3.7%
138	AES (The) Corp.*	2,633
34	Allegheny Energy, Inc.*	1,863
42	Ameren Corp.	1,882
82	American Electric Power Co., Inc.	3,512
64	CenterPoint Energy, Inc.	1,025
45	CMS Energy Corp.	705
56	Consolidated Edison, Inc.	2,440
37	Constellation Energy Group, Inc.	3,477
120	Dominion Resources, Inc.	5,160
33	DTE Energy Co.	1,407
259	Duke Energy Corp.	4,833
99	Dynegy, Inc., Class A*	695
67	Edison International	3,495
40	Entergy Corp.	4,327
136	Exelon Corp.	10,362
63	FirstEnergy Corp.	4,487
84	FPL Group, Inc.	5,416
16	Inetgrys Energy Group, Inc.	778
9	Nicor, Inc.	369
55	NiSource, Inc.	1,044
40	Pepco Holdings, Inc.	1,018
73	PG&E Corp.	2,996
20	Pinnacle West Capital Corp.	768
77	PPL Corp.	3,767
52	Progress Energy, Inc.	2,349
52	Public Service Enterprise Group, Inc.	4,992
35	Questar Corp.	1,782
54	Sempra Energy	3,019
156	Southern (The) Co.	5,671
42	TECO Energy, Inc.	700
84	Xcel Energy, Inc.	1,746
		88,718
	Total Common Stocks (Cost $2,606,532)	2,477,142

	Money Market Funds—0.1%
427	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	$427
1,356	Liquid Assets Portfolio Private Class**	1,356

	Total Money Market Funds (Cost $1,783)	1,783

	Total Investments (Cost $2,608,315) (a)—103.8%	2,478,925
	Liabilities in excess of other assets—(3.8)%	(90,428)

	Net Assets—100.0%	$2,388,497

* Non-income producing security.
** Affiliated Investments.

(a)

The January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $129,390 which consisted of aggregate gross unrealized appreciation was $36,097 and aggregate gross unrealized depreciation of $165,487.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The following written option contract was open at January 31, 2008:

WRITTEN OPTION	NUMBER OF	EXPIRATION DATE/	PREMIUM
CONTRACT	CONTRACTS	STRIKE PRICE	RECEIVED	VALUE

Call Option S&P 500 Index	(18)	Feb-08/ 1,340	$57,666	$91,620

COUNTRY BREAKDOWN

 January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$2,418,789	101.3%
Bermuda	21,649	0.9
Netherlands	18,563	0.8
Cayman Islands	15,920	0.6
Panama	4,004	0.2

Total investments	2,478,925	103.8
Liabilities in excess of other assets	(90,428)	(3.8)

Net Assets	$2,388,497	100.0%

Schedule of Investments
PowerShares Dynamic Basic Materials Sector Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks —99.7%
	Building Materials—1.4%
13,171	Eagle Materials, Inc.	$496,547

	Chemicals—53.7%
23,819	A. Schulman, Inc.	485,669
9,506	Air Products & Chemicals, Inc.	855,730
10,379	Airgas, Inc.	481,689
11,634	Albemarle Corp.	421,849
10,429	Ashland, Inc.	474,832
14,920	Cabot Corp.	443,572
12,942	Celanese Corp., Series A	481,184
5,645	CF Industries Holdings, Inc.	603,620
68,472	Chemtura Corp.	458,762
8,372	Cytec Industries, Inc.	473,939
22,448	Dow Chemical (The) Co.	867,840
20,400	E.I. du Pont de Nemours & Co.	921,672
7,998	Eastman Chemical Co.	528,428
19,655	Ecolab, Inc.	948,353
9,385	FMC Corp.	498,907
20,306	H.B. Fuller Co.	421,553
26,457	Hercules, Inc.	463,791
8,007	Lubrizol Corp.	421,248
7,676	Minerals Technologies, Inc.	417,574
13,615	Mosaic (The) Co.*	1,239,100
9,570	NewMarket Corp.	515,632
24,524	Olin Corp.	502,497
9,123	OM Group, Inc.*	523,478
81,904	PolyOne Corp.*	504,529
13,716	PPG Industries, Inc.	906,490
11,027	Praxair, Inc.	892,195
15,248	Rockwood Holdings, Inc.*	447,681
17,316	Rohm & Haas Co.	923,808
26,957	RPM International, Inc.	583,349
18,559	Sensient Technologies Corp.	492,927
9,754	Sigma-Aldrich Corp.	484,384
13,593	Terra Industries, Inc.*	612,637
		19,298,919
	Forest Products & Paper—7.8%
35,962	Buckeye Technologies, Inc.*	472,900
27,896	International Paper Co.	899,646
19,467	Rock-Tenn Co., Class A	556,562
12,865	Weyerhaeuser Co.	871,218
		2,800,326

	Iron/Steel—15.6%
11,522	AK Steel Holding Corp.*	$550,521
9,632	Allegheny Technologies, Inc.	678,093
6,806	Carpenter Technology Corp.	419,522
5,693	Cleveland-Cliffs, Inc.	579,775
15,901	Nucor Corp.	919,078
9,954	Reliance Steel & Aluminum Co.	489,836
8,227	Schnitzer Steel Industries, Inc., Class A	466,142
10,208	Steel Dynamics, Inc.	532,347
9,636	United States Steel Corp.	983,932
		5,619,246
	Metal Fabricate/Hardware—2.6%
10,262	Quanex Corp.	537,831
24,235	Worthington Industries, Inc.	397,212
		935,043
	Mining—7.9%
25,886	Alcoa, Inc.	856,826
13,521	AMCOL International Corp.	331,535
9,517	Freeport-McMoRan Copper & Gold, Inc., Class B	847,299
8,509	Southern Copper Corp.	798,485
		2,834,145
	Miscellaneous Manufacturing—2.5%
12,166	AptarGroup, Inc.	458,901
13,360	Koppers Holdings, Inc.	447,026
		905,927
	Packaging & Containers—8.2%
11,103	Ball Corp.	509,517
125,253	Graphic Packaging Corp.*	373,254
8,694	Greif, Inc., Class A	572,065
11,440	Owens-Illinois, Inc.*	576,576
18,153	Packaging Corp. of America	440,029
9,576	Silgan Holdings, Inc.	453,519
		2,924,960
	Total Common Stocks (Cost $35,549,103)	35,815,113

	Money Market Funds —0.4%
14,560	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	14,560
143,073	Liquid Assets Portfolio Private Class**	143,073

	Total Money Market Funds (Cost $157,633)	157,633

Total Investments (Cost $35,706,736)(a).—100.1%	$35,972,746
Liabilities in excess of other assets—(0.1%)	(30,103)

Net Assets—100.0%	$35,942,643

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $35,707,090. The net unrealized appreciation was $265,656 which consisted of aggregate gross unrealized appreciation of $2,784,381 and aggregate gross unrealized depreciation of $2,518,725.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic Consumer Discretionary Sector Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.6%
	Advertising—2.5%
7,546	Omnicom Group, Inc.	$342,362

	Airlines—5.2%
9,473	AMR Corp.*	132,054
7,128	Continental Airlines, Inc., Class B*	193,953
9,993	Republic Airways Holdings, Inc.*	199,459
7,627	Skywest, Inc.	198,455
		723,921
	Apparel—4.0%
5,603	NIKE, Inc., Class B	346,041
8,100	Wolverine World Wide, Inc.	205,011
		551,052
	Auto Parts & Equipment—7.1%
7,186	Aftermarket Technology Corp.*	182,596
4,154	BorgWarner, Inc.	210,234
13,046	Cooper Tire & Rubber Co.	222,696
6,979	Goodyear Tire & Rubber (The) Co.*	175,661
6,815	Lear Corp.*	200,088
		991,275
	Building Materials—1.4%
7,345	Drew Industries, Inc.*	198,976

	Chemicals—2.4%
5,855	Sherwin-Williams (The) Co.	334,965

	Commercial Services—8.0%
4,807	Apollo Group, Inc., Class A*	383,309
6,408	Interactive Data Corp.	185,512
1,773	ITT Educational Services, Inc.*	161,964
2,466	Morningstar, Inc.*	162,879
4,012	Pre-Paid Legal Services, Inc.	222,867
		1,116,531
	Distribution/Wholesale—2.4%
7,656	Genuine Parts Co.	336,328

	Entertainment—5.3%
7,629	DreamWorks Animation SKG, Inc., Class A*	$186,529
8,426	International Game Technology	359,538
10,139	Regal Entertainment Group, Class A	187,977
		734,044
	Hand/Machine Tools—2.7%
2,428	Black & Decker (The) Corp.	176,127
3,847	Stanley Works (The)	197,582
		373,709
	Home Builders—1.9%
408	NVR, Inc.*	257,652

	Home Furnishings—3.1%
7,025	Ethan Allen Interiors, Inc.	217,423
2,478	Whirlpool Corp.	210,903
		428,326
	Household Products/Wares—6.2%
8,626	American Greetings Corp., Class A	177,006
4,799	Fortune Brands, Inc.	335,546
4,629	Fossil, Inc.*	157,293
11,068	Helen of Troy Ltd. (Bermuda)*	188,156
		858,001
	Housewares—2.4%
13,736	Newell Rubbermaid, Inc.	331,312

	Internet—2.9%
8,686	NetFlix, Inc.*	218,453
1,763	Priceline.com, Inc.*	191,321
		409,774
	Leisure Time—2.6%
8,152	Carnival Corp. (Panama)	362,682

	Lodging—1.2%
7,844	Monarch Casino & Resort, Inc.*	167,626

	Media—8.5%
4,618	E.W. Scripps Co., Class A	188,045
34,008	Gemstar-TV Guide International, Inc.*	146,574
3,645	Meredith Corp.	171,279
8,754	Viacom, Inc., Class B*	339,306
11,097	Walt Disney (The) Co.	332,133
		1,177,337
	Miscellaneous Manufacturing—2.2%
15,667	Eastman Kodak Co.	312,243

	Retail—24.9%
2,446	Abercrombie & Fitch Co., Class A	$194,922
7,853	Aeropostale, Inc.*	221,219
8,766	American Eagle Outfitters, Inc.	201,881
6,589	AnnTaylor Stores Corp.*	165,713
7,629	Burger King Holdings, Inc.	201,024
1,507	Chipotle Mexican Grill, Inc., Class A*	183,462
5,043	Darden Restaurants, Inc.	142,818
14,190	Dress Barn, Inc.*	172,976
18,032	Gap (The), Inc.	344,773
6,014	Gymboree Corp.*	229,855
6,291	McDonald’s Corp.	336,883
5,812	Men’s Wearhouse (The), Inc.	148,148
10,846	RadioShack Corp.	188,178
12,538	TJX (The) Cos., Inc.	395,700
9,902	Yum! Brands, Inc.	338,252
		3,465,804
	Textiles—1.4%
2,495	Mohawk Industries, Inc.*	199,400

	Toys/Games/Hobbies—1.3%
7,950	Jakks Pacific, Inc.*	187,302

	Total Common Stocks (Cost $15,213,092)	13,860,622

	Money Market Fund—0.5%
72,488	Liquid Assets Portfolio Private Class** (Cost $72,488)	72,488

	Total Investments (Cost $15,285,580)(a)—100.1%	13,933,110
	Liabilities in excess of other assets—(0.1%)	(18,312)

	Net Assets—100.0%	$13,914,798

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $1,352,470 which consisted of aggregate gross unrealized appreciation of $151,918 and aggregate gross unrealized depreciation of $1,504,388.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$13,382,272	96.1%
Panama	362,682	2.6
Bermuda	188,156	1.4

Total investments	13,933,110	100.1
Liabilities in excess of other assets	(18,312)	(0.1)

Net Assets	$13,914,798	100.0%

Schedule of Investments
PowerShares Dynamic Consumer Staples Sector Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Agriculture—11.9%
73,592	Alliance One International, Inc.*	$277,442
7,185	Altria Group, Inc.	544,767
2,705	Bunge Ltd. (Bermuda)	320,461
3,416	Carolina Group	280,556
7,958	Reynolds American, Inc.	503,980
5,662	Universal Corp.	282,024
13,802	Vector Group Ltd.	255,337
		2,464,567
	Beverages—14.8%
10,569	Anheuser-Busch Cos., Inc.	491,670
4,303	Brown-Forman Corp., Class B	271,003
8,973	Coca-Cola (The) Co.	530,932
11,704	Coca-Cola Enterprises, Inc.	270,011
7,002	Hansen Natural Corp.*	269,997
5,645	Molson Coors Brewing Co., Class B	252,162
7,123	Pepsi Bottling Group (The), Inc.	248,237
8,978	PepsiAmericas, Inc.	221,218
7,220	PepsiCo, Inc.	492,332
		3,047,562
	Cosmetics/Personal Care—10.1%
11,890	Alberto-Culver Co.	318,533
13,574	Avon Products, Inc.	475,361
6,958	Colgate-Palmolive Co.	535,766
12,648	Elizabeth Arden, Inc.*	253,592
7,530	Procter & Gamble (The) Co.	496,604
		2,079,856
	Electrical Components & Equipment—1.2%
2,675	Energizer Holdings, Inc.*	250,434

	Environmental Control—1.7%
29,653	Darling International, Inc.*	343,975

	Food—37.6%
12,340	Cal-Maine Foods, Inc.	355,762
8,277	Campbell Soup Co.	261,636
12,148	ConAgra Foods, Inc.	261,546
7,728	Corn Products International, Inc.	261,206
34,539	Del Monte Foods Co.	309,815
13,084	Flowers Foods, Inc.	314,016
9,830	Fresh Del Monte Produce, Inc. (Cayman Islands)	314,953
9,264	General Mills, Inc.	505,907

10,114	Great Atlantic & Pacific Tea Co., Inc.*	$302,105
7,646	Hormel Foods Corp.	296,206
6,186	J.M. Smucker (The) Co.	289,072
10,312	Kellogg Co.	493,945
19,382	Kroger (The) Co.	493,272
14,655	Lance, Inc.	268,626
7,954	McCormick & Co., Inc.	268,209
10,976	Performance Food Group Co.*	347,171
8,734	Safeway, Inc.	270,667
9,785	Sanderson Farms, Inc.	328,874
18,060	Sara Lee Corp.	253,924
7,259	SUPERVALU, Inc.	218,206
17,141	Sysco Corp.	497,946
20,385	Tyson Foods, Inc., Class A	290,486
7,428	Weis Markets, Inc.	277,733
4,749	Wm. Wrigley Jr. Co.	272,735
		7,754,018
	Household Products/Wares—5.2%
5,415	Church & Dwight Co., Inc.	288,186
7,982	Kimberly-Clark Corp.	524,019
7,662	WD-40 Co.	258,669
		1,070,874
	Miscellaneous Manufacturing—1.3%
7,890	Lancaster Colony Corp.	275,045

	Pharmaceuticals—2.7%
10,176	NBTY, Inc.*	246,463
7,293	USANA Health Sciences, Inc.*	316,151
		562,614
	Retail—13.4%
8,116	BJ’s Wholesale Club, Inc.*	263,283
10,481	Casey’s General Stores, Inc.	272,506
8,267	Costco Wholesale Corp.	561,660
13,899	CVS Caremark Corp.	543,034
5,743	Longs Drug Stores Corp.	264,235
17,182	Nu Skin Enterprises, Inc., Class A	282,300
11,633	Wal-Mart Stores, Inc.	591,888
		2,778,906
	Total Common Stocks (Cost $21,600,237)	20,627,851

	Money Market Fund—0.0%
803	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $803)	$803

	Total Investments (Cost $21,601,040)(a)—99.9%	20,628,654
	Other assets less liabilities—0.1%	11,689

	Net Assets—100.0%	$20,640,343

*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $21,677,482. The net unrealized depreciation was $1,048,828 which consisted of aggregate gross unrealized appreciation of $539,351 and aggregate gross unrealized depreciation of $1,588,179.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$19,993,240	96.8%
Bermuda	320,461	1.6
Cayman Islands	314,953	1.5

Total investments	20,628,654	99.9
Other assets less liabilities	11,689	0.1

Net Assets	$20,640,343	100.0%

Schedule of Investments
PowerShares Dynamic Energy Sector Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Coal—4.8%
20,275	Alliance Holdings GP LP	$496,738
16,235	Alpha Natural Resources, Inc.*	543,222
13,437	Massey Energy Co.	499,588
		1,539,548
	Electric—1.3%
16,716	MDU Resources Group, Inc.	433,279

	Energy-Alternate Sources—1.3%
16,902	Covanta Holding Corp.*	429,142

	Gas—5.4%
7,157	Energen Corp.	450,175
13,257	Laclede Group (The), Inc.	445,170
15,283	Southern Union Co.	415,392
13,807	WGL Holdings, Inc.	445,138
		1,755,875
	Oil & Gas—50.8%
14,777	Anadarko Petroleum Corp.	865,783
11,030	Berry Petroleum Co., Class A	413,294
23,275	Bois d’Arc Energy, Inc.*	445,716
9,529	Chevron Corp.	805,201
11,809	Cimarex Energy Co.	481,925
10,449	ConocoPhillips	839,264
17,111	Denbury Resources, Inc.*	432,908
8,472	ENSCO International, Inc.	433,089
9,380	Exxon Mobil Corp.	810,432
9,690	Forest Oil Corp.*	438,182
10,321	Frontier Oil Corp.	364,022
89,801	Grey Wolf, Inc.*	535,214
13,204	Helmerich & Payne, Inc.	517,861
11,743	Hess Corp.	1,066,616
9,416	Holly Corp.	455,923
14,962	Marathon Oil Corp.	700,970
16,044	Noble Corp. (Cayman Islands)	702,246
11,610	Noble Energy, Inc.	842,654
11,987	Occidental Petroleum Corp.	813,558
24,201	Patterson-UTI Energy, Inc.	473,856
34,326	Petroquest Energy, Inc.*	443,492
12,887	Rowan Cos., Inc.	438,673
11,608	St. Mary Land & Exploration Co.	408,950
10,093	Stone Energy Corp.*	413,813
10,201	Unit Corp.*	511,274
12,853	Valero Energy Corp.	760,769

17,517	W&T Offshore, Inc.	$495,556
8,653	Whiting Petroleum Corp.*	465,012
		16,376,253
	Oil & Gas Services—30.5%
36,760	Cal Dive International, Inc.*	348,485
17,942	Cameron International Corp.*	722,345
12,814	Dresser-Rand Group, Inc.*	406,204
8,086	Dril-Quip, Inc.*	392,494
8,208	FMC Technologies, Inc.*	395,297
20,577	Global Industries Ltd.*	363,390
9,484	Grant Prideco, Inc.*	472,114
22,845	Halliburton Co.	757,769
11,239	Helix Energy Solutions Group, Inc.*	415,506
11,081	Hornbeck Offshore Services, Inc.*	428,613
8,771	Lufkin Industries, Inc.	463,723
9,596	NATCO Group, Inc., Class A*	439,305
12,272	National Oilwell Varco, Inc.*	739,143
7,149	Oceaneering International, Inc.*	411,639
14,386	Oil States International, Inc.*	504,373
8,950	Schlumberger Ltd. (Netherlands)	675,367
5,037	SEACOR Holdings, Inc.*	444,263
13,335	Smith International, Inc.	722,890
6,092	Transocean, Inc. (Cayman Islands)	746,879
		9,849,799
	Pipelines—2.7%
9,574	National Fuel Gas Co.	412,735
9,811	ONEOK, Inc.	461,117
		873,852
	Transportation—2.9%
10,265	GulfMark Offshore, Inc.*	429,282
9,331	Tidewater, Inc.	494,170
		923,452
	Total Common Stocks (Cost $32,527,566)	32,181,200

	Money Market Fund—0.4%
114,494	Liquid Assets Portfolio Private Class** (Cost $114,494)	114,494

	Total Investments (Cost $32,642,060)(a)—100.1%	32,295,694
	Liabilities in excess of other assets—(0.1%)	(29,152)

	Net Assets—100.0%	$32,266,542

* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $346,366 which consisted of aggregate gross unrealized appreciation of $1,763,961 and aggregate gross unrealized depreciation of $2,110,327.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$30,171,202	93.5%
Cayman Islands	1,449,125	4.5
Netherlands	675,367	2.1

Total investments	32,295,694	100.1
Liabilities in excess of other assets	(29,152)	(0.1)

Net Assets	$32,266,542	100.0%

Schedule of Investments
PowerShares Dynamic Financial Sector Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.6%
	Banks—5.5%
5,887	BancFirst Corp.	$265,092
5,286	Bank of Hawaii Corp.	266,256
1,757	First Citizens BancShares, Inc. Class A	239,549
10,450	KeyCorp	273,267
		1,044,164
	Diversified Financial Services—12.4%
8,556	American Express Co.	421,982
20,759	Charles Schwab (The) Corp.	462,926
6,748	Federated Investors, Inc., Class B	287,262
6,348	Nasdaq Stock Market (The), Inc.*	293,722
8,208	T. Rowe Price Group, Inc.	415,243
27,001	TD Ameritrade Holding Corp.*	506,539
		2,387,674
	Forest Products & Paper—1.3%
5,935	Rayonier, Inc.	251,169

	Insurance—77.8%
8,435	ACE Ltd. (Cayman Islands)	492,098
8,056	AFLAC, Inc.	494,075
673	Alleghany Corp.*	254,394
9,872	Allstate (The) Corp.	486,393
9,420	American Financial Group, Inc.	261,217
2,302	American National Insurance	288,694
21,674	Amtrust Financial Services	340,282
10,099	AON Corp.	439,508
3,945	Arch Capital Group Ltd. (Bermuda)*	277,965
4,207	Assurant, Inc.	272,992
9,251	Chubb (The) Corp.	479,109
6,885	Cincinnati Financial Corp.	265,348
13,343	CNA Surety Corp.*	237,906
7,161	Delphi Financial Group, Inc., Class A	224,712
5,320	Erie Indemnity Co., Class A	269,352
2,623	Everest Re Group Ltd. (Bermuda)	266,733
7,425	FBL Financial Group, Inc., Class A	244,654
6,103	Hanover Insurance Group (The), Inc.	277,992
7,865	Harleysville Group, Inc.	280,387
5,294	Hartford Financial Services Group (The), Inc.	427,596
8,955	HCC Insurance Holdings, Inc.	249,486
8,196	Lincoln National Corp.	445,535
10,560	Loews Corp.	493,046
571	Markel Corp.*	264,373
5,305	Mercury General Corp.	255,117
7,694	MetLife, Inc.	453,715
8,359	National Interstate Corp.	237,312
6,150	Nationwide Financial Services, Class A	271,646
4,689	Navigators Group (The), Inc.*	270,696
7,142	Odyssey Re Holdings Corp.	271,253

3,334	PartnerRe Ltd. (Bermuda)	$264,320
6,465	Philadelphia Consolidated Holding Co.*	231,447
7,706	Principal Financial Group, Inc.	459,355
5,019	ProAssurance Corp.*	289,596
5,361	Prudential Financial, Inc.	452,308
5,087	Reinsurance Group of America, Inc.	294,893
4,616	RLI Corp.	260,342
4,770	Safeco Corp.	254,575
11,669	Selective Insurance Group	279,006
5,284	StanCorp Financial Group, Inc.	260,026
4,463	Torchmark Corp.	272,511
3,702	Transatlantic Holdings, Inc.	252,476
9,502	Travelers (The) Cos., Inc.	457,046
13,902	United America Indemnity Ltd., Class A (Cayman Islands)*	285,130
8,931	United Fire & Casualty Co.	298,117
11,081	Unum Group	250,652
9,001	W.R. Berkley Corp.	272,370
		14,927,756
	Real Estate—1.3%
3,274	Jones Lang LaSalle, Inc.	254,717

	Software—1.3%
8,874	SEI Investments Co.	245,810

	Total Common Stocks (Cost $19,846,286)	19,111,290

	Money Market Fund—0.6%
117,619	Liquid Assets Portfolio Private Class** (Cost $117,619)	117,619

	Total Investments (Cost $19,963,905)(a)—100.2%	19,228,909
	Liabilities in excess of other assets—(0.2%)	(30,391)

	Net Assets—100.0%	$19,198,518

* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $734,996 which consisted of aggregate gross unrealized appreciation of $317,463 and aggregate gross unrealized depreciation of $1,052,459.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$17,642,663	91.9%
Bermuda	809,018	4.3
Cayman Islands	777,228	4.0

Total investments	19,228,909	100.2
Liabilities in excess of other assets	(30,391)	(0.2)

Net Assets	$19,198,518	100.0%

Schedule of Investments
PowerShares Dynamic Healthcare Sector Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Biotechnology—4.2%
29,163	Charles River Laboratories International, Inc.*	$1,811,022
19,096	Invitrogen Corp.*	1,635,954
71,647	Martek Biosciences Corp.*	2,041,940
		5,488,916
	Commercial Services—8.3%
109,756	AMN Healthcare Services, Inc.*	1,714,389
60,235	Emergency Medical Services Corp., Class A*	1,853,431
98,026	Healthspring, Inc.*	2,028,158
50,905	McKesson Corp.	3,196,325
46,907	PharmaNet Development Group*	1,911,929
		10,704,232
	Electronics—5.8%
34,420	Analogic Corporation	2,032,845
21,935	Dionex Corp.*	1,537,644
26,448	Varian, Inc.*	1,434,804
43,522	Waters Corp.*	2,500,338
		7,505,631
	Healthcare-Products—24.3%
34,226	ArthroCare Corp.*	1,370,067
56,735	Baxter International, Inc.	3,446,084
26,196	Beckman Coulter, Inc.	1,742,034
41,061	Becton, Dickinson & Co.	3,553,008
79,397	DENTSPLY International, Inc.	3,279,890
27,696	Gen-Probe, Inc.*	1,582,826
31,934	Haemonetics Corp.*	1,910,931
31,323	Henry Schein, Inc.*	1,820,806
34,410	Hillenbrand Industries, Inc.	1,779,685
30,626	IDEXX Laboratories, Inc.*	1,726,388
55,851	Immucor, Inc.*	1,610,743
31,596	Kinetic Concepts, Inc.*	1,572,849
57,576	Patterson Cos., Inc.*	1,844,735
37,614	Respironics, Inc.*	2,464,093
28,435	Techne Corp.*	1,848,275
		31,552,414
	Healthcare-Services—28.4%
60,788	Aetna, Inc.	3,237,569
35,189	Air Methods Corp.*	1,614,471
43,428	Amedisys, Inc.*	1,851,336
53,906	AMERIGROUP Corp.*	2,022,553
85,499	Apria Healthcare Group, Inc.*	1,814,289
21,212	Covance, Inc.*	1,763,990
38,136	Health Net, Inc.*	1,772,943
44,099	Humana, Inc.*	3,541,150

58,556	LifePoint Hospitals, Inc.*	$1,581,012
54,188	Lincare Holdings, Inc.*	1,810,421
40,761	Magellan Health Services, Inc.*	1,782,886
49,414	Molina Healthcare, Inc.*	1,685,512
28,654	Pediatrix Medical Group, Inc.*	1,951,051
81,329	Res-Care, Inc.*	1,819,330
61,761	UnitedHealth Group, Inc.	3,139,929
47,613	WellCare Health Plans, Inc.*	2,237,335
40,336	WellPoint, Inc.*	3,154,275
		36,780,052
	Insurance—2.4%
63,362	CIGNA Corp.	3,114,876

	Internet—1.2%
156,213	eResearch Technology, Inc.*	1,518,390

	Pharmaceuticals—24.0%
74,869	AmerisourceBergen Corp.	3,492,639
114,633	Bristol-Myers Squibb Co.	2,658,339
87,230	Cubist Pharmaceuticals, Inc.*	1,482,038
64,152	Eli Lilly & Co.	3,305,111
67,596	Endo Pharmaceuticals Holdings, Inc.*	1,766,959
50,136	Express Scripts, Inc.*	3,383,679
57,221	Merck & Co., Inc.	2,648,188
39,735	OSI Pharmaceuticals, Inc.*	1,584,632
59,961	Perrigo Co.	1,849,197
142,956	Pfizer, Inc.	3,343,741
45,158	VCA Antech, Inc.*	1,745,808
101,517	Warner Chilcott Ltd., Class A (Bermuda)*	1,720,713
35,231	XenoPort, Inc.*	2,161,774
		31,142,818
	Software—1.4%
70,262	Omnicell, Inc.*	1,762,171

	Total Investments (Cost $133,248,412)(a)—100.0%	129,569,500
	Liabilities in excess of other assets—(0.0)%	(36,387)

	Net Assets—100.0%	$129,533,113

* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $3,678,912 which consisted of aggregate gross unrealized appreciation of $3,371,130 and aggregate gross unrealized depreciation of $7,050,042.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$127,848,787	98.7%
Bermuda	1,720,713	1.3

Total investments	129,569,500	100.0
Liabilities in excess of other assets	(36,387)	(0.0)

Net Assets	$129,533,113	100.0%

Schedule of Investments
PowerShares Dynamic Industrials Sector Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Aerospace/Defense—17.7%
3,220	Alliant Techsystems, Inc.*	$340,837
7,453	Boeing Co.	619,941
7,769	General Dynamics Corp.	656,170
9,673	Goodrich Corp.	605,046
6,232	Lockheed Martin Corp.	672,557
8,754	Northrop Grumman Corp.	694,717
11,151	Raytheon Co.	726,376
6,938	Teledyne Technologies, Inc.*	358,209
		4,673,853
	Building Materials—3.0%
11,117	Lennox International, Inc.	413,108
14,137	Simpson Manufacturing Co., Inc.	389,474
		802,582
	Commercial Services—6.6%
5,787	Advisory Board (The) Co.*	368,748
11,909	Deluxe Corp.	289,627
6,157	Manpower, Inc.	346,393
13,954	Robert Half International, Inc.	387,642
24,997	TrueBlue, Inc.*	356,707
		1,749,117
	Electrical Components & Equipment—6.3%
8,550	AMETEK, Inc.	376,542
12,096	Emerson Electric Co.	614,960
23,410	GrafTech International Ltd.*	352,321
6,849	Hubbell, Inc., Class B	326,560
		1,670,383
	Electronics—2.3%
9,529	Cubic Corp.	255,949
5,488	Woodward Governor Co.	344,537
		600,486
	Engineering & Construction—6.5%
4,687	Fluor Corp.	570,267
13,188	McDermott International, Inc. (Panama)*	622,210

7,073	Perini Corp.*	$247,201
6,544	URS Corp.*	287,282
		1,726,960
	Environmental Control—3.8%
20,791	Republic Services, Inc.	623,730
6,393	Stericycle, Inc.*	378,849
		1,002,579
	Housewares—1.3%
6,760	Toro (The) Co.	333,538

	Machinery-Diversified—7.8%
12,452	Applied Industrial Technologies, Inc.	375,926
11,362	Gardner Denver, Inc.*	368,583
10,102	Graco, Inc.	345,690
10,159	Rockwell Automation, Inc.	579,267
11,085	Wabtec Corp.	381,213
		2,050,679
	Metal Fabricate/Hardware—1.2%
5,926	Dynamic Materials Corp.	317,515

	Miscellaneous Manufacturing—15.8%
10,630	A.O. Smith Corp.	372,050
11,878	Actuant Corp., Class A	324,626
9,448	Carlisle Cos., Inc.	314,618
13,734	Cooper Industries Ltd., Class A (Bermuda)	611,712
7,944	Danaher Corp.	591,431
8,042	Donaldson Co., Inc.	336,960
6,263	Harsco Corp.	356,490
10,832	Raven Industries, Inc.	325,177
3,697	SPX Corp.	371,918
9,989	Textron, Inc.	559,883
		4,164,865
	Office Furnishings—1.6%
27,257	Steelcase, Inc., Class A	417,850

	Retail—3.1%
10,070	Copart, Inc.*	411,661
23,870	Rush Enterprises, Inc., Class A*	400,539
		812,200
	Telecommunications—1.6%
11,860	GeoEye, Inc.*	414,626

	Textiles—1.4%
9,250	G & K Services, Inc.	369,723

	Transportation—19.8%
7,322	Alexander & Baldwin, Inc.	$334,176
16,500	Arkansas Best Corp.	508,035
13,379	C.H. Robinson Worldwide, Inc.	743,070
8,898	Con-way, Inc.	433,244
7,004	FedEx Corp.	654,734
25,891	Heartland Express, Inc.	420,729
14,425	HUB Group, Inc., Class A*	420,200
14,310	J.B. Hunt Transport Services, Inc.	445,041
7,826	Kirby Corp.*	359,839
9,457	Landstar System, Inc.	473,134
21,436	Werner Enterprises, Inc.	436,651
		5,228,853
	Total Common Stocks (Cost $28,306,314)	26,335,809

	Money Market Funds—0.6%
4,888	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	4,888
148,179	Liquid Assets Portfolio Private Class**	148,179

	Total Money Market Funds (Cost $153,067)	153,067

	Total Investments (Cost $28,459,381)(a)—100.4%	26,488,876
	Liabilities in excess of other assets—(0.4%)	(112,673)

	Net Assets—100.0%	$26,376,203

* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $1,970,505 which consisted of aggregate gross unrealized appreciation of $804,526 and aggregate gross unrealized depreciation of $2,775,031.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$25,254,954	95.7%
Panama	622,210	2.4
Bermuda	611,712	2.3

Total investments	26,488,876	100.4
Liabilities in excess of other assets	(112,673)	(0.4)

Net Assets	$26,2376,203	100.0%

Schedule of Investments
PowerShares Dynamic Technology Sector Portfolio
January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Commercial Services—4.2%
14,779	Hewitt Associates, Inc., Class A*	$549,335
14,211	MAXIMUS, Inc.	501,364
14,604	Wright Express Corp.*	437,244
		1,487,943
	Computers—20.8%
19,104	Ansoft Corp.*	405,769
33,387	Cadence Design Systems, Inc.*	338,878
19,236	Computer Sciences Corp.*	814,068
6,540	DST Systems, Inc.*	467,610
8,842	Factset Research Systems, Inc.	494,533
19,860	Hewlett-Packard Co.	868,875
21,065	Hutchinson Technology, Inc.*	332,195
9,660	International Business Machines Corp.	1,036,904
15,889	Lexmark International, Inc., Class A*	575,341
20,428	Manhattan Associates, Inc.*	506,410
23,150	NCR Corp. *	497,262
20,271	SRA International, Inc., Class A*	556,034
22,520	Synopsys, Inc.*	495,890
		7,389,769
	Electronics—10.7%
14,975	Arrow Electronics, Inc.*	512,445
29,451	Avnet, Inc.*	1,048,749
13,494	Cymer, Inc.*	364,473
11,031	Dolby Laboratories, Inc., Class A*	475,326
16,127	FLIR Systems, Inc.*	488,326
4,763	Mettler Toledo International, Inc.*	472,966
16,608	National Instruments Corp.	446,091
		3,808,376
	Engineering & Construction—1.3%
19,695	Dycom Industries, Inc.*	465,196

	Internet—2.5%
26,087	McAfee, Inc.*	878,088

	Machinery-Diversified—1.2%
14,369	Zebra Technologies Corp., Class A*	441,272

	Semiconductors—26.7%
67,260	Amkor Technology, Inc.*	513,866

33,011	Analog Devices, Inc.	$936,192
53,960	Applied Materials, Inc.	966,963
14,819	Cabot Microelectronics Corp.*	512,441
38,960	Intel Corp.	825,952
22,222	Intersil Corp., Class A	511,773
62,132	Micrel, Inc.	379,005
32,215	NVIDIA Corp.*	792,167
18,425	Power Integrations, Inc.*	469,469
36,318	Semtech Corp.*	463,781
14,922	Silicon Laboratories, Inc.*	466,163
15,713	Standard Microsystems Corp.*	470,133
32,185	Texas Instruments, Inc.	995,482
13,352	Varian Semiconductor Equipment Associates, Inc.*	430,068
21,880	Verigy Ltd. (Singapore)*	456,854
25,414	Zoran Corp.*	299,885
		9,490,194
	Software—20.3%
14,262	Ansys, Inc.*	497,886
21,577	Autodesk, Inc.*	887,894
30,715	BMC Software, Inc.*	984,109
41,489	CA, Inc.	914,003
33,447	CSG Systems International, Inc.*	426,784
12,823	Global Payments, Inc.	479,580
26,467	JDA Software Group, Inc.*	470,848
24,329	Metavante Technologies, Inc.*	538,887
5,496	MicroStrategy, Inc., Class A*	400,768
50,350	Oracle Corp.*	1,034,693
21,615	Sybase, Inc.*	609,975
		7,245,427
	Telecommunications—12.4%
33,467	ADC Telecommunications, Inc.*	494,977
36,262	Cisco Systems, Inc.*	888,419
13,684	CommScope, Inc.*	606,885
11,160	Comtech Telecommunications Corp.*	499,968
41,831	Corning, Inc.	1,006,873
17,445	NeuStar, Inc., Class A*	518,291
20,641	Plantronics, Inc.	394,243
		4,409,656
	Total Investments (Cost $40,535,192)(a)—100.1%	35,615,921
	Liabilities in excess of other assets—(0.1%)	(17,466)

	Net Assets—100.0%	$35,598,455

*Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $4,919,271 which consisted of aggregate gross unrealized appreciation of $551,739 and aggregate gross unrealized depreciation of $5,471,010.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$35,159,067	98.8%
Singapore	456,854	1.3

Total investments	35,615,921	100.1
Liabilities in excess of other assets	(17,466)	(0.1)

Net Assets	$35,598,455	100.0%

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—98.6%
	Commercial Services—3.0%
40,980	Convergys Corp.*	$635,600

	Electronics—6.2%
11,415	Garmin Ltd. (Cayman Islands)	823,592
18,030	Trimble Navigation Ltd.*	476,894
		1,300,486
	Internet—2.4%
44,442	United Online, Inc.	496,417

	Media—18.8%
49,272	DIRECTV Group (The), Inc.*	1,112,562
31,585	DISH Network Corp., Class A*	891,960
30,167	Liberty Global, Inc., Series A*	1,219,048
148,205	Mediacom Communications Corp., Class A*	735,097
		3,958,667
	Software—4.5%
40,337	CSG Systems International, Inc.*	514,700
20,303	Synchronoss Technologies, Inc.*	432,454
		947,154
	Telecommunications—63.7%
40,363	ADC Telecommunications, Inc.*	596,969
32,070	AT&T, Inc.	1,234,374
75,102	Centennial Communications Corp.*	429,583
15,680	CenturyTel, Inc.	578,749
43,734	Cisco Systems, Inc.*	1,071,483
51,495	Citizens Communications Co.	590,648
13,460	Comtech Telecommunications Corp.*	603,008
13,118	Embarq Corp.	594,245
10,649	Harris Corp.	582,394
25,194	NTELOS Holdings Corp.	536,128
24,893	Plantronics, Inc.	475,456
184,827	Qwest Communications International, Inc.	1,086,783
27,094	Shenandoah Telecommunications Co.	495,007
42,791	Syniverse Holdings, Inc.*	675,670
10,737	Telephone & Data Systems, Inc.	566,269
8,152	United States Cellular Corp.*	579,607
28,359	Verizon Communications, Inc.	1,101,464
20,043	Viasat, Inc.*	416,293

35,180	Virgin Media, Inc.	$588,210
51,613	Windstream Corp.	599,227
		13,401,567
	Total Common Stocks (Cost $22,822,516)	20,739,891

	Money Market Fund—1.3%
263,795	Liquid Assets Portfolio Private Class** (Cost $263,795)	263,795

	Total Investments (Cost $23,086,311)(a)—99.9%	21,003,686
	Other assets less liabilities —0.1%	23,171

	Net Assets—100.0%	$21,026,857

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $23,085,976. The net unrealized depreciation was $2,082,290 which consisted of aggregate gross unrealized appreciation of $1,337,897 and aggregate gross unrealized depreciation of $3,420,187.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$20,180,094	96.0%
Cayman Islands	823,592	3.9

Total investments	21,003,686	99.9
Other assets less liabilities	23,171	0.1

Net Assets	$21,026,857	100.0%

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Electric—80.7%
17,641	Allegheny Energy, Inc.	$966,550
26,164	ALLETE, Inc.	1,007,052
25,811	Alliant Energy Corp.	952,426
25,724	Black Hills Corp.	996,548
19,606	Constellation Energy Group, Inc.	1,842,180
41,599	Dominion Resources, Inc.	1,788,757
21,849	DTE Energy Co.	931,860
99,279	Duke Energy Corp.	1,852,546
35,097	Edison International	1,830,660
41,683	El Paso Electric Co.*	976,633
28,657	FirstEnergy Corp.	2,040,951
28,164	FPL Group, Inc.	1,816,015
27,770	Mirant Corp.*	1,023,047
25,281	NRG Energy, Inc.*	975,594
30,619	NSTAR	992,974
31,981	Otter Tail Corp.	1,041,621
38,554	PPL Corp.	1,886,062
21,952	Progress Energy, Inc.	991,572
20,522	Public Service Enterprise Group, Inc.	1,970,111
41,155	Reliant Energy, Inc.*	875,367
25,150	SCANA Corp.	937,843
61,875	TECO Energy, Inc.	1,031,456
22,401	Wisconsin Energy Corp.	1,019,918
		29,747,743
	Energy - Alternate Sources—2.7%
39,706	Covanta Holding Corp.*	1,008,135

	Gas—13.8%
31,145	Laclede Group (The), Inc.	1,045,850
21,242	New Jersey Resources Corp.	996,037
29,042	South Jersey Industries, Inc.	1,017,341
35,901	Southern Union Co.	975,789
32,435	WGL Holdings, Inc.	1,045,704
		5,080,721
	Pipelines—2.6%
22,491	National Fuel Gas Co.	969,587

	Total Common Stocks (Cost $37,849,974)	36,806,186

	Money Market Funds—0.4%
10,269	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	10,269
148,040	Liquid Assets Portfolio Private Class**	148,040

	Total Money Market Funds (Cost $158,309)	158,309

Total Investments (Cost $38,008,283)(a)—100.2%	$36,964,495
Liabilities in excess of other assets—(0.2%)	(82,591)

Net Assets—100.0%	$36,881,904

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $38,007,868. The net unrealized depreciation was $1,043,373 which consisted of aggregate gross unrealized appreciation of $1,398,676 and aggregate gross unrealized depreciation of $2,442,049.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Commercial Banks-Central US—16.5%
105,920	Associated Banc-Corp.	$2,984,826
61,634	BancFirst Corp.	2,775,379
114,834	Chemical Financial Corp.	3,178,605
63,589	Commerce Bancshares, Inc.	2,823,987
233,563	Sterling Bancshares, Inc.	2,342,637
76,620	UMB Financial Corp.	3,228,001
		17,333,435
	Commercial Banks-Eastern US—15.9%
142,891	Community Bank System, Inc.	3,117,882
58,094	M&T Bank Corp.	5,331,286
89,981	S&T Bancorp, Inc.	2,799,309
77,787	Signature Bank*	2,606,642
271,134	TrustCo Bank Corp. NY	2,792,680
		16,647,799
	Commercial Banks-Southern US—10.9%
80,107	City Holding Co.	3,077,710
18,388	First Citizens BancShares, Inc., Class A	2,507,020
73,511	Hancock Holding Co.	3,050,707
105,189	Whitney Holding Corp.	2,823,273
		11,458,710
	Commercial Banks-Western US—17.9%
55,350	Bank of Hawaii Corp.	2,787,980
44,746	City National Corp.	2,545,152
55,980	SVB Financial Group*	2,709,432
97,869	UnionBanCal Corp.	4,801,453
61,313	Westamerica Bancorp	3,036,220
52,810	Zions Bancorp	2,890,819
		18,771,056
	Fiduciary Banks—4.6%
65,249	Northern Trust Corp.	4,786,667

	Finance-Investment Banker/Broker—5.3%
115,828	JPMorgan Chase & Co.	5,507,621

	S&L/Thrifts-Central US—2.7%
233,377	TFS Financial Corp.*	2,786,521

	S&L/Thrifts-Eastern US—2.7%
179,579	Roma Financial Corp.	2,822,982

	S&L/Thrifts-Western US—3.3%
82,297	FirstFed Financial Corp.*	$3,452,359

	Super-Regional Banks-US—20.0%
114,543	Bank of America Corp.	5,079,982
115,419	Comerica, Inc.	5,034,577
200,610	KeyCorp	5,245,952
162,933	Wells Fargo & Co.	5,541,352
		20,901,863
	Total Common Stocks (Cost $105,921,992)	104,469,013

	Money Market Funds—0.4%
42,804	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	42,804
393,712	Liquid Asset Portfolio Private Class**	393,712

	Total Money Market Funds (Cost $436,516)	436,516

	Total Investments (Cost $106,358,508)(a) — 100.2%	104,905,529
	Liabilities in excess of other assets—(0.2%)	(217,729)

	Net Assets—100.0%	$104,687,800

* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $1,452,979 which consisted of aggregate gross unrealized appreciation of $2,475,120 and aggregate gross unrealized depreciation of $3,928,099.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Biotechnology—42.5%
312,573	Affymetrix, Inc.*	$6,270,214
431,029	Applera Corp. - Celera Group*	6,603,364
161,198	Biogen Idec, Inc.*	9,825,018
156,697	Genentech, Inc.*	10,998,563
159,456	Genzyme Corp.*	12,458,298
1,007,288	Geron Corp.*	5,006,221
759,574	Incyte Corp.*	9,099,697
67,179	Invitrogen Corp.*	5,755,225
442,141	Millennium Pharmaceuticals, Inc.*	6,707,279
145,924	Millipore Corp.*	10,236,569
135,211	Myriad Genetics, Inc.*	5,815,425
593,007	Seattle Genetics, Inc.*	5,431,944
		94,207,817
	Chemicals—5.1%
226,935	Sigma-Aldrich Corp.	11,269,592

	Electronics—13.6%
349,768	Applera Corp. - Applied Biosystems Group	11,028,185
77,154	Dionex Corp.*	5,408,495
93,036	Varian, Inc.*	5,047,203
153,102	Waters Corp.*	8,795,710
		30,279,593
	Healthcare-Products—10.3%
701,523	Bruker BioSciences Corp.*	7,190,611
301,302	Cepheid, Inc.*	9,201,763
100,034	Techne Corp.*	6,502,210
		22,894,584
	Pharmaceuticals—28.6%
457,022	Alkermes, Inc.*	6,087,533
306,833	Cubist Pharmaceuticals, Inc.*	5,213,093
747,379	CV Therapeutics, Inc.*	6,263,036
256,729	Gilead Sciences, Inc.*	11,729,948
119,495	Onyx Pharmaceuticals, Inc.*	5,679,597
139,763	OSI Pharmaceuticals, Inc.*	5,573,748
270,534	Theravance, Inc.*	5,337,636
65,121	United Therapeutics Corp.*	5,468,862
123,925	XenoPort, Inc.*	7,604,038
443,948	ZymoGenetics, Inc.*	4,479,435
		63,436,926

Total Investments (Cost $228,711,185)(a)—100.1%	$222,088,512
Liabilities in excess of other assets—(0.1%)	(132,056)

Net Assets—100.0%	$221,956,456

* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $229,772,302. The net unrealized depreciation was $7,683,790 which consisted of aggregate gross unrealized appreciation of $18,335,892 and aggregate gross unrealized depreciation of $26,019,682.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building and Construction Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Building Materials—20.5%
20,313	Apogee Enterprises, Inc.	$354,462
38,417	Comfort Systems USA, Inc.	471,377
13,339	Lennox International, Inc.	495,677
13,149	NCI Buildings Systems, Inc.*	378,165
16,962	Simpson Manufacturing Co., Inc.	467,303
22,542	Trane, Inc.	1,009,431
		3,176,415
	Commercial Services—2.5%
16,976	McGrath RentCorp	395,371

	Electric—5.8%
16,540	MDU Resources Group, Inc.	428,717
28,388	Pike Electric Corp.*	469,821
		898,538
	Engineering & Construction—30.3%
16,976	Aecom Technology Corp.*	418,119
16,042	Dycom Industries, Inc.*	378,912
16,944	EMCOR Group, Inc.*	371,582
5,623	Fluor Corp.	684,150
11,005	Granite Construction, Inc.	418,960
9,880	Jacobs Engineering Group, Inc.*	755,226
7,925	Layne Christensen Co.*	292,433
8,486	Perini Corp.*	296,586
13,049	Shaw Group (The), Inc.*	737,269
7,853	URS Corp.*	344,747
		4,697,984
	Environmental Control—2.8%
21,785	Tetra Tech, Inc.*	428,947

	Home Builders—3.7%
917	NVR, Inc.*	579,086

	Machinery-Construction & Mining—5.3%
11,510	Caterpillar, Inc.	818,821

	Machinery-Diversified—7.1%
7,483	Cascade Corp.	386,272
18,873	Manitowoc (The) Co., Inc.	719,439
		1,105,711

	Metal Fabricate/Hardware—3.1%
5,752	Valmont Industries, Inc.	$481,442

	Miscellaneous Manufacturing—2.5%
4,266	Ameron International Corp.	383,300

	Office Furnishings—2.6%
25,883	Interface, Inc., Class A	413,093

	Retail—8.5%
28,975	Home Depot (The), Inc.	888,663
11,005	Tractor Supply Co.*	424,133
		1,312,796
	Textiles—5.3%
10,287	Mohawk Industries, Inc.*	822,137

	Total Investments (Cost $17,354,192)(a)—100.0%	15,513,641
	Liabilities in excess of other assets—(0.0%)	(3,065)

	Net Assets—100.0%	$15,510,576

* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $17,357,749. The net unrealized depreciation was $1,844,108 which consisted of aggregate gross unrealized appreciation of $350,844 and aggregate gross unrealized depreciation of $2,194,952.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

January 31, 2008 (Unaudited)

Number
of shares		Value

	Common Stocks—100.1%
	Gas - Distribution—2.8%
64,626	Energen Corp.	$4,064,975

	Oil Companies-Exploration & Production—51.8%
133,426	Anadarko Petroleum Corp.	7,817,430
109,582	Arena Resources, Inc.*	3,897,832
99,595	Berry Petroleum Co., Class A	3,731,825
210,164	Bois d’Arc Energy, Inc.*	4,024,641
106,633	Cimarex Energy Co.	4,351,693
122,962	Comstock Resources, Inc.*	3,897,895
154,508	Denbury Resources, Inc.*	3,909,052
87,492	Forest Oil Corp.*	3,956,388
57,179	Noble Energy, Inc.	4,150,052
108,240	Occidental Petroleum Corp.	7,346,250
309,946	Petroquest Energy, Inc.*	4,004,502
101,259	Range Resources Corp.	5,287,745
225,094	Rosetta Resources, Inc.*	3,945,898
104,815	St. Mary Land & Exploration Co.	3,692,632
91,131	Stone Energy Corp.*	3,736,371
158,077	W&T Offshore, Inc.	4,471,998
78,135	Whiting Petroleum Corp.*	4,198,975
		76,421,179
	Oil Companies-Integrated—28.3%
86,041	Chevron Corp.	7,270,465
94,352	ConocoPhillips	7,578,353
223,384	Delek US Holdings, Inc.	3,670,199
84,702	Exxon Mobil Corp.	7,318,253
106,037	Hess Corp.	9,631,340
135,097	Marathon Oil Corp.	6,329,294
		41,797,904
	Oil Refining & Marketing—14.5%
93,194	Frontier Oil Corp.	3,286,952
85,017	Holly Corp.	4,116,523
61,389	Sunoco, Inc.	3,818,396
83,758	Tesoro Corp.	3,270,750
116,059	Valero Energy Corp.	6,869,532
		21,362,153
	Pipelines—2.7%
77,066	Questar Corp.	3,923,430

Total Investments (Cost $139,788,847)(a)—100.1%	$147,569,641
Liabilities in excess of other assets—(0.1%)	(117,161)

Net Assets—100.0%	$147,452,480

* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $140,032,673. The net unrealized appreciation was $7,536,968 which consisted of aggregate gross unrealized appreciation of $12,537,768 and aggregate gross unrealized depreciation of $5,000,800.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Agriculture—3.1%
13,122	Bunge Ltd. (Bermuda)	$1,554,563

	Beverages—21.9%
51,266	Anheuser-Busch Cos., Inc.	2,384,894
20,868	Brown-Forman Corp., Class B	1,314,267
56,761	Coca-Cola Enterprises, Inc.	1,309,476
33,958	Hansen Natural Corp.*	1,309,420
34,547	Pepsi Bottling Group (The), Inc.	1,203,963
43,552	PepsiAmericas, Inc.	1,073,121
35,016	PepsiCo, Inc.	2,387,742
		10,982,883
	Chemicals—3.8%
49,287	UAP Holding Corp.	1,889,664

	Environmental Control—3.3%
143,818	Darling International, Inc.*	1,668,289

	Food—49.7%
40,146	Campbell Soup Co.	1,269,015
58,920	ConAgra Foods, Inc.	1,268,548
37,480	Corn Products International, Inc.	1,266,824
63,461	Flowers Foods, Inc.	1,523,064
44,933	General Mills, Inc.	2,453,790
37,089	Hormel Foods Corp.	1,436,828
30,003	J.M. Smucker (The) Co.	1,402,040
50,008	Kellogg Co.	2,395,383
71,079	Lance, Inc.	1,302,878
38,579	McCormick & Co., Inc.	1,300,884
53,237	Performance Food Group Co.*	1,683,886
47,462	Sanderson Farms, Inc.	1,595,198
87,592	Sara Lee Corp.	1,231,544
83,131	Sysco Corp.	2,414,956
42,228	Wm. Wrigley Jr. Co.	2,425,154
		24,969,992
	Retail—18.1%
56,052	Burger King Holdings, Inc.	1,476,970
11,072	Chipotle Mexican Grill, Inc., Class A*	1,347,905
46,221	McDonald’s Corp.	2,475,135
52,591	Wendy’s International, Inc.	1,284,272
72,750	Yum! Brands, Inc.	2,485,140
		9,069,422

Total Investments
(Cost $53,596,933) (a)—99.9%	$50,134,813
Other assets less liabilities—0.1%	58,132

Net Assets—100.0%	$50,192,945

* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $53,604,879. The net unrealized depreciation was $3,470,066 which consisted of aggregate gross unrealized appreciation of $764,744 and aggregate gross unrealized depreciation of $4,234,810.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$48,580,250	96.8%
Bermuda	1,554,563	3.1

Total investments	50,134,813	99.9
Other assets less liabilities	58,132	0.1

Net Assets	$50,192,945	100.0%

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Computers—45.4%
3,027	Apple, Inc.*	$409,735
41,255	Brocade Communications Systems, Inc.*	284,247
22,468	Dell, Inc.*	450,259
13,110	Electronics for Imaging, Inc.*	193,504
28,612	EMC Corp.*	454,071
10,777	Hewlett-Packard Co.	471,493
11,431	Hutchinson Technology, Inc.*	180,267
8,622	Lexmark International, Inc., Class A*	312,203
12,172	Network Appliance, Inc.*	282,634
94,871	Quantum Corp.*	218,203
26,533	Sun Microsystems, Inc.*	464,327
5,415	Synaptics, Inc.*	143,498
10,884	Western Digital Corp.*	287,882
		4,152,323
	Electronics—23.5%
14,575	Agilent Technologies, Inc.*	494,239
16,754	Benchmark Electronics, Inc.*	297,384
12,657	Checkpoint Systems, Inc.*	300,730
5,136	Garmin Ltd. (Cayman Islands)	370,562
9,012	National Instruments Corp.	242,062
10,105	Plexus Corp.*	228,272
8,113	Trimble Navigation Ltd.*	214,589
		2,147,838
	Internet—5.0%
12,078	Avocent Corp.*	200,495
13,403	VASCO Data Security International, Inc.*	254,255
		454,750
	Machinery-Diversified—5.7%
14,007	Intermec, Inc.*	279,019
7,797	Zebra Technologies Corp., Class A*	239,446
		518,465
	Miscellaneous Manufacturing—2.8%
12,809	Eastman Kodak Co.	255,283

	Office/Business Equipment—8.6%
7,812	Pitney Bowes, Inc.	286,700
32,663	Xerox Corp.	503,011
		789,711

	Semiconductors—6.5%
17,955	Emulex Corp.*	$280,098
22,243	QLogic Corp.*	318,075
		598,173
	Telecommunications—2.3%
11,202	Plantronics, Inc.	213,958

	Total Investments
	(Cost $11,812,026)(a)—99.8%	9,130,501
	Other assets less liabilities—0.2%	14,917

	Net Assets—100.0%	$9,145,418

* Non-income producing security.

(a)               At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $11,817,245. The net unrealized depreciation was $2,686,744 which consisted of aggregate gross unrealized appreciation of $20,601 and aggregate gross unrealized depreciation of $2,707,345.

The valuation policy and a listing of other significant accounting policies are available in the most recent   shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$8,759,939	95.8%
Cayman Islands	370,562	4.0

Total investments	9,130,501	99.8
Other assets less liabilities	14,917	0.2

Net Assets	$9,145,418	100.0%

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consulting Services—2.7%
47,405	Advisory Board (The) Co.*	$3,020,647

	Dental Supplies & Equipment—2.8%
95,766	Patterson Cos., Inc.*	3,068,343

	Dialysis Centers—2.4%
49,731	DaVita, Inc.*	2,653,149

	Hazardous Waste Disposal—2.8%
52,362	Stericycle, Inc.*	3,102,972

	Health Care Cost Containment—7.9%
163,046	Healthspring, Inc.*	3,373,422
84,660	McKesson Corp.	5,315,801
		8,689,223
	Human Resources—5.4%
182,563	AMN Healthcare Services, Inc.*	2,851,634
100,180	Emergency Medical Services Corp., Class A*	3,082,539
		5,934,173
	Life/Health Insurance—4.7%
105,375	CIGNA Corp.	5,180,235

	Medical Labs & Testing Services—2.8%
42,400	Laboratory Corp. of America Holdings*	3,132,512

	Medical Products—2.7%
52,094	Henry Schein, Inc.*	3,028,224

	Medical-HMO—34.0%
101,108	Aetna, Inc.	5,385,012
89,654	AMERIGROUP Corp.*	3,363,818
63,436	Health Net, Inc.*	2,949,140
73,343	Humana, Inc.*	5,889,442
67,804	Magellan Health Services, Inc.*	2,965,747
82,197	Molina Healthcare, Inc.*	2,803,740
102,717	UnitedHealth Group, Inc.	5,222,132
79,196	WellCare Health Plans, Inc.*	3,721,420
67,086	WellPoint, Inc.*	5,246,125
		37,546,576
	Medical-Hospitals—2.4%
97,402	LifePoint Hospitals, Inc.*	2,629,854

	Medical-Outpatient/Home Medical Care—13.4%
58,527	Air Methods Corp.*	$2,685,219
72,234	Amedisys, Inc.*	3,079,336
142,206	Apria Healthcare Group, Inc.*	3,017,611
90,124	Lincare Holdings, Inc.*	3,011,043
135,277	Res-Care, Inc.*	3,026,146
		14,819,355
	Medical-Wholesale Drug Distribution—2.9%
67,922	AmerisourceBergen Corp.	3,168,561

	Pharmacy Services—10.2%
83,386	Express Scripts, Inc.*	5,627,721
113,006	Medco Health Solutions, Inc.*	5,659,341
		11,287,062
	Physician Practice Management—2.9%
47,659	Pediatrix Medical Group, Inc.*	3,245,101

	Total Investments (Cost $112,270,545)(a)—100.0%	110,505,987
	Liabilities in excess of other assets—(0.0%)	(40,237)

	Net Assets—100.0%	$110,465,750

* Non-income producing security.

(a)          At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $112,272,736.  The net unrealized depreciation was $1,766,749 which consisted of aggregate gross unrealized appreciation of $1,700,592 and aggregate gross unrealized depreciation of $3,467,341.

The valuation policy and a listing of other significant accounting policies are available in the most recent   shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Insurance Brokers—4.6%
43,463	AON Corp.	$1,891,510

	Life/Health Insurance—24.1%
34,672	Aflac, Inc.	2,126,435
30,818	Delphi Financial Group, Inc., Class A	967,069
31,957	FBL Financial Group, Inc., Class A	1,052,983
26,466	Nationwide Financial Services, Inc., Class A	1,169,003
21,893	Reinsurance Group of America, Inc.	1,269,137
22,742	StanCorp Financial Group, Inc.	1,119,134
19,206	Torchmark Corp.	1,172,718
47,691	Unum Group	1,078,770
		9,955,249
	Multi-line Insurance—27.6%
36,300	ACE Ltd (Cayman Islands)	2,117,742
42,485	Allstate (The) Corp.	2,093,236
40,542	American Financial Group, Inc./OH	1,124,230
18,106	Assurant, Inc.	1,174,898
22,785	Hartford Financial Services Group (The), Inc.	1,840,344
38,537	HCC Insurance Holdings, Inc.	1,073,641
33,112	MetLife, Inc.	1,952,615
		11,376,706
	Property/Casualty Insurance—35.5%
93,279	Amtrust Financial Services, Inc.	1,464,480
16,977	Arch Capital Group Ltd. (Bermuda)*	1,196,199
39,814	Chubb (The) Corp.	2,061,968
2,457	Markel Corp.*	1,137,591
35,974	National Interstate Corp.	1,021,302
20,181	Navigators Group, Inc.*	1,165,049
27,821	Philadelphia Consolidated Holding Co.*	995,992
21,602	ProAssurance Corp.*	1,246,435
40,893	Travelers (The) Cos., Inc.	1,966,953
59,830	United America Indemnity Ltd., Class A (Cayman Islands)*	1,227,113
38,739	W.R. Berkley Corp.	1,172,242
		14,655,324

	Reinsurance—8.2%
11,290	Everest Re Group Ltd. (Bermuda)	$1,148,080
14,347	PartnerRe Ltd. (Bermuda)	1,137,430
15,933	Transatlantic Holdings, Inc.	1,086,631
		3,372,141

	Total Investments (Cost $43,690,482)(a)—100.0%	41,250,930
	Liabilities in excess of other assets—(0.0%)	(2,648)

	Net Assets—100.0%	$41,248,282

* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $43,717,777. The net unrealized depreciation was $2,466,847 which consisted of aggregate gross unrealized appreciation of $611,071 and aggregate gross unrealized depreciation of $3,077,918.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$34,424,366	83.5%
Bermuda	3,481,709	8.4
Cayman Islands	3,344,855	8.1

Total investments	41,250,930	100.0
Liabilities in excess of other assets	(2,648)	(0.0)

Net Assets	$41,248,282	100.0%

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.3%
	Commercial Services—5.0%
125,429	Global Cash Access Holdings, Inc.*	$752,574

	Entertainment—13.4%
16,598	DreamWorks Animation SKG, Inc., Class A*	405,821
18,331	International Game Technology	782,185
10,244	International Speedway Corp., Class A	419,389
22,058	Regal Entertainment Group, Class A	408,955
		2,016,350
	Internet—7.5%
13,390	Expedia, Inc.*	308,238
15,686	IAC/InterActiveCorp*	406,895
3,836	Priceline.com, Inc.*	416,282
		1,131,415
	Leisure Time—8.5%
17,735	Carnival Corp. (Panama)	789,030
13,070	WMS Industries, Inc.*	488,818
		1,277,848
	Lodging—11.7%
9,252	MGM MIRAGE*	677,432
17,065	Monarch Casino & Resort, Inc.*	364,679
8,132	Starwood Hotels & Resorts Worldwide, Inc.	367,973
14,963	Wyndham Worldwide Corp.	352,528
		1,762,612
	Media—20.0%
29,174	CBS Corp., Class B	734,893
10,047	E.W. Scripps Co., Class A	409,114
6,722	Liberty Media Corp. Capital, Series A*	723,422
24,140	Walt Disney (The) Co.	722,510
27,696	World Wrestling Entertainment Inc., Class A	414,886
		3,004,825
	Retail—33.2%
14,155	Bob Evans Farms, Inc.	420,970
18,954	Brinker International, Inc.	352,734
16,598	Burger King Holdings, Inc.	437,357
13,045	CBRL Group, Inc.	407,917
3,278	Chipotle Mexican Grill, Inc., Class A*	399,064
10,971	Darden Restaurants, Inc.	310,699
14,573	Jack in the Box, Inc.*	425,969
13,688	McDonald’s Corp.	732,992
11,034	Red Robin Gourmet Burgers, Inc.*	384,866

15,572	Wendy’s International, Inc.	$380,268
21,541	Yum! Brands, Inc.	735,840
		4,988,676
	Total Common Stocks
	(Cost $17,218,442)	14,934,300

	Money Market Fund—0.6%
97,664	Liquid Assets Portfolio Private Class**
	(Cost $97,664)	97,664

	Total Investments
	(Cost $17,316,106)(a)—99.9%	15,031,964
	Other assets less liabilities—0.1%	9,540

	Net Assets—100.0%	$15,041,504

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $17,315,938. The net unrealized depreciation was $2,283,974 which consisted of aggregate gross unrealized appreciation of $293,647 and aggregate gross unrealized depreciation of $2,577,621.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$14,242,934	94.7%
Panama	789,030	5.2

Total investments	15,031,964	99.9
Other assets less liabilities	9,540	0.1

Net Assets	$15,041,504	100.0%

Schedule of Investments

PowerShares Dynamic Media Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.5%
	Advertising—12.9%
42,382	Clear Channel Outdoor Holdings, Inc., Class A*	$941,728
39,635	Getty Images, Inc.*	990,875
68,771	Harte-Hanks, Inc.	1,101,711
43,449	Omnicom Group, Inc.	1,971,281
		5,005,595
	Commercial Services—9.2%
29,518	Bankrate, Inc.*	1,600,761
23,975	CoStar Group, Inc.*	1,015,102
34,212	Monster Worldwide, Inc.*	952,804
		3,568,667
	Computers—2.6%
16,472	IHS, Inc., Class A*	1,020,276

	Entertainment—2.8%
43,930	DreamWorks Animation SKG, Inc., Class A*	1,074,089

	Internet—2.4%
20,135	Sohu.com, Inc.*	936,882

	Media—69.6%
69,766	Belo Corp., Class A	1,158,813
77,217	CBS Corp., Class B	1,945,095
98,074	Cox Radio, Inc., Class A*	1,171,004
85,168	DIRECTV Group (The), Inc.*	1,923,093
54,593	DISH Network Corp., Class A*	1,541,706
26,591	E.W. Scripps Co., Class A	1,082,786
31,439	Gannett Co., Inc.	1,163,243
195,818	Gemstar-TV Guide International, Inc.*	843,976
59,006	Hearst-Argyle Television, Inc.	1,257,418
126,958	Journal Communications, Inc., Class A	1,047,404
82,523	Lee Enterprises, Inc.	985,325
17,791	Liberty Media Corp. Capital, Series A*	1,914,667
43,157	McGraw-Hill (The) Cos., Inc.	1,845,393
20,985	Meredith Corp.	986,085
70,020	New York Times (The) Co., Class A	1,172,135
32,784	Scholastic Corp.*	1,123,508
301,651	Sirius Satellite Radio, Inc.*	965,283
122,716	Time Warner, Inc.	1,931,550
63,896	Walt Disney (The) Co.	1,912,407
1,433	Washington Post (The) Co., Class B	1,066,152
		27,037,043

	Total Common Stocks (Cost $44,784,857)
		$38,642,552
	Money Market Fund—0.4%
142,060	Liquid Assets Portfolio Private Class** (Cost $142,060)	142,060

	Total Investments (Cost $44,926,917)(a)—99.9%	38,784,612
	Other assets less liabilities—0.1%	50,359

	Net Assets—100.0%	$38,834,971

* Non-income producing security.
** Affiliated Investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $44,915,307. The net unrealized depreciation was $6,130,695 which consisted of aggregate gross unrealized appreciation of $719,384 and aggregate gross unrealized depreciation of $6,850,079.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Computers—2.9%
60,845	Brocade Communications Systems, Inc. *	$419,222

	Internet—19.3%
12,250	Blue Coat Systems, Inc.*	329,158
16,789	F5 Networks, Inc.*	395,045
20,878	McAfee, Inc.*	702,753
48,905	Secure Computing Corp.*	437,700
43,830	SonicWALL, Inc.*	384,827
27,146	Websense, Inc.*	556,493
		2,805,976
	Semiconductors—18.0%
30,411	Broadcom Corp., Class A*	671,475
26,482	Emulex Corp.*	413,119
15,164	Netlogic Microsystems, Inc.*	394,264
63,185	PMC - Sierra, Inc.*	296,338
32,808	QLogic Corp.*	469,154
11,943	Silicon Laboratories, Inc.*	373,099
		2,617,449
	Software—5.3%
21,990	Citrix Systems, Inc.*	761,294

	Telecommunications—54.6%
36,062	Acme Packet, Inc.*	346,916
26,785	ADC Telecommunications, Inc.*	396,150
20,449	ADTRAN, Inc.	425,544
42,528	Arris Group, Inc.*	373,821
15,041	Atheros Communications*	410,770
18,490	Ciena Corp.*	501,634
29,021	Cisco Systems, Inc.*	711,015
8,931	Comtech Telecommunications Corp.*	400,109
25,159	Foundry Networks, Inc.*	347,194
42,772	Harmonic, Inc.*	467,070
27,362	Juniper Networks, Inc.*	742,878
13,089	NETGEAR, Inc.*	348,953
19,941	QUALCOMM, Inc.	845,898
115,210	Sycamore Networks, Inc.*	389,410
36,062	Tekelec*	432,383
116,837	Tellabs, Inc.*	796,828
		7,936,573

Total Investments
(Cost $17,029,688)(a)—100.1%	$14,540,514
Liabilities in excess of other assets—(0.1%)	(9,574)

Net Assets—100.0%	$14,530,940

*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $17,085,229. The net unrealized depreciation was $2,544,715 which consisted of aggregate gross unrealized appreciation of $319,605 and aggregate gross unrealized depreciation of $2,864,320.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Engineering & Construction—7.5%
131,348	Foster Wheeler Ltd. (Bermuda)*	$8,993,398
343,025	McDermott International, Inc. (Panama)*	16,183,919
		25,177,317
	Oil & Gas—28.4%
154,086	Diamond Offshore Drilling, Inc.	17,400,932
181,720	ENSCO International, Inc.	9,289,526
1,926,291	Grey Wolf, Inc.*	11,480,694
283,230	Helmerich & Payne, Inc.	11,108,281
344,144	Noble Corp. (Cayman Islands)	15,063,183
519,127	Patterson-UTI Energy, Inc.	10,164,507
276,428	Rowan Cos., Inc.	9,409,609
218,819	Unit Corp.*	10,967,208
		94,883,940
	Oil & Gas Services—61.0%
788,523	Cal Dive International, Inc.*	7,475,198
209,924	Cameron International Corp.*	8,451,540
274,874	Dresser-Rand Group, Inc.*	8,713,506
173,443	Dril-Quip, Inc.*	8,418,923
176,063	FMC Technologies, Inc.*	8,479,194
441,386	Global Industries Ltd.*	7,794,877
203,441	Grant Prideco, Inc.*	10,127,293
490,035	Halliburton Co.	16,254,461
241,084	Helix Energy Solutions Group, Inc.*	8,912,875
237,687	Hornbeck Offshore Services, Inc.*	9,193,733
188,149	Lufkin Industries, Inc.	9,947,438
205,838	NATCO Group, Inc., Class A*	9,423,264
263,245	National Oilwell Varco, Inc.*	15,855,246
153,355	Oceaneering International, Inc.*	8,830,181
308,596	Oil States International, Inc.*	10,819,376
191,975	Schlumberger Ltd. (Netherlands)	14,486,434
108,045	SEACOR Holdings, Inc.*	9,529,569
286,037	Smith International, Inc.	15,506,066
130,674	Transocean, Inc. (Cayman Islands)*	16,020,632
		204,239,806
	Transportation—3.2%
200,156	Tidewater, Inc.	10,600,262

Total Investments (Cost $338,247,235)(a)—100.1%	$334,901,325
Liabilities in excess of other assets—(0.1%)	(190,649)

Net Assets—100.0%	$334,710,676

* Non-income producing security.

(a)          At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $338,347,155. The net unrealized depreciation was $3,445,830 which consisted of aggregate gross unrealized appreciation of $20,082,581 and aggregate gross unrealized depreciation of $23,528,411.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$264,153,759	78.9%
Cayman Islands	31,083,815	9.3
Panama	16,183,919	4.8
Netherlands	14,486,434	4.4
Bermuda	8,993,398	2.7

Total investments	334,901,325	100.1
Liabilities in excess of other assets	(190,649)	(0.1)

Net Assets	$334,710,676	100.0%

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Biotechnology—19.4%
113,758	Amgen, Inc.*	$5,299,985
46,252	Biogen Idec, Inc.*	2,819,059
82,427	Genentech, Inc.*	5,785,551
45,753	Genzyme Corp.*	3,574,682
232,581	Millennium Pharmaceuticals, Inc.*	3,528,254
		21,007,531
	Cosmetics & Personal Care—3.4%
48,346	Chattem, Inc.*	3,709,105

	Healthcare-Products—5.4%
92,783	Johnson & Johnson	5,869,453

	Pharmaceuticals—71.9%
109,288	Abbott Laboratories	6,152,914
51,138	Allergan, Inc.	3,435,962
63,841	Barr Pharmaceuticals, Inc.*	3,331,862
115,702	Bristol-Myers Squibb Co.	2,683,129
45,759	Cephalon, Inc.*	3,003,163
118,699	Eli Lilly & Co.	6,115,372
125,073	Endo Pharmaceuticals Holdings, Inc.*	3,269,408
88,929	Forest Laboratories, Inc.*	3,536,706
73,662	Gilead Sciences, Inc.*	3,365,617
323,725	King Pharmaceuticals, Inc.*	3,395,875
127,444	Medicis Pharmaceutical Corp., Class A	2,588,388
105,882	Merck & Co., Inc.	4,900,219
178,183	Par Pharmaceutical Cos., Inc.*	3,417,550
110,947	Perrigo Co.	3,421,605
264,525	Pfizer, Inc.	6,187,241
301,782	Salix Pharmaceuticals Ltd.*	2,097,385
109,528	Schering-Plough Corp.	2,143,463
129,221	Sepracor, Inc.*	3,649,201
187,849	Warner Chilcott Ltd., Class A (Bermuda)*	3,184,041
116,965	Watson Pharmaceuticals, Inc.*	3,053,956
128,006	Wyeth	5,094,639
		78,027,696
	Total Common Stocks
	(Cost $119,669,535)	108,613,785

	Money Market Fund—0.0%
2,252	Goldman Sachs Financial Square Prime Obligation Institutional Share Class (Cost $2,252)	2,252

	Total Investments (Cost $119,671,787)(a)—100.1%	108,616,037
	Liabilities in excess of other assets—(0.1%)	(68,200)

	Net Assets—100.0%	$108,547,837

* Non-income producing security.

(a)               At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $119,820,877. The net unrealized depreciation was $11,204,840 which consisted of aggregate gross unrealized appreciation of $3,177,662 aggregate gross unrealized depreciation of $14,382,502.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$105,431,996	97.2%
Bermuda	3,184,041	2.9

Total investments	108,616,037	100.1
Liabilities in excess of other assets	(68,200)	(0.1)

Net Assets	$108,547,837	100.0%

Schedule of Investments

PowerShares Dynamic Retail Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.0%
	Commercial Services—4.7%
11,621	Dollar Thrifty Automotive Group*	$283,669
15,782	Hertz Global Holdings, Inc.*	235,467
		519,136
	Distribution/Wholesale—7.6%
11,501	Genuine Parts Co.	505,239
5,950	United Stationers, Inc.*	328,797
		834,036
	Internet—7.0%
16,482	eBay, Inc.*	443,200
13,050	NetFlix, Inc.*	328,208
		771,408
	Retail—73.5%
3,674	Abercrombie & Fitch Co., Class A	292,781
11,798	Aeropostale, Inc.*	332,350
13,169	American Eagle Outfitters, Inc.	303,282
9,899	AnnTaylor Stores Corp.*	248,960
2,700	AutoZone, Inc.*	326,376
8,049	BJ’s Wholesale Club, Inc.*	261,110
8,537	Buckle (The), Inc.	355,054
8,068	Copart, Inc.*	329,820
8,199	Costco Wholesale Corp.	557,040
10,518	Dollar Tree Stores, Inc.*	294,609
21,318	Dress Barn, Inc.*	259,866
9,620	GameStop Corp., Class A*	497,643
27,090	Gap (The), Inc.	517,961
9,036	Gymboree Corp.*	345,356
8,732	Men’s Wearhouse, Inc.	222,579
16,477	Nordstrom, Inc.	640,955
10,585	PetSmart, Inc.	242,079
16,294	RadioShack Corp.	282,701
19,127	Rush Enterprises, Inc., Class A*	320,951
8,446	School Specialty, Inc*	274,157
18,836	TJX (The) Cos., Inc.	594,464
11,538	Wal-Mart Stores, Inc.	587,053
		8,087,147
	Transportation—3.3%
6,952	Ryder System, Inc.	361,921

	Trucking & Leasing—2.9%
4,604	Amerco, Inc.*	$319,886

	Total Common Stocks
	(Cost $11,353,919)	10,893,534

	Money Market Funds—1.2%
2,167	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	2,167
131,627	Liquid Assets Portfolio Private Class**	131,627

	Total Money Market Funds
	(Cost $133,794)	133,794

	Total Investments
	(Cost $11,487,713)(a)—100.2%	11,027,328
	Liabilities in excess of other assets—(0.2%)	(24,558)

	Net Assets—100.0%	$11,002,770

*Non-income producing security.

**Affiliated investment.

(a)               At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $11,489,888.   The net unrealized depreciation was $462,560 which consisted of aggregate gross unrealized appreciation of $370,726 and aggregate gross unrealized depreciation of $833,286.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Electronics—4.7%
53,987	Cymer, Inc.*	$1,458,189
177,518	Vishay Intertechnology, Inc.*	1,862,164
		3,320,353
	Semiconductors—95.3%
118,060	Altera Corp.	1,994,033
269,077	Amkor Technology, Inc.*	2,055,748
132,063	Analog Devices, Inc.	3,745,307
215,871	Applied Materials, Inc.	3,868,408
139,800	Fairchild Semiconductor International, Inc., Class A*	1,712,550
51,336	Hittite Microwave Corp.*	2,044,200
182,785	Integrated Device Technology, Inc.*	1,361,748
155,861	Intel Corp.	3,304,253
88,903	Intersil Corp., Class A	2,047,436
48,358	Lam Research Corp.*	1,856,464
52,397	MEMC Electronic Materials, Inc.*	3,744,290
248,563	Micrel, Inc.	1,516,234
141,192	Microchip Technology, Inc.	4,505,438
116,205	Monolithic Power Systems, Inc.*	1,817,446
96,990	National Semiconductor Corp.	1,787,526
85,245	Novellus Systems, Inc.*	2,025,421
128,880	NVIDIA Corp.*	3,169,159
73,710	Power Integrations, Inc.*	1,878,131
145,295	Semtech Corp.*	1,855,417
59,700	Silicon Laboratories, Inc.*	1,865,028
244,186	Skyworks Solutions, Inc.*	1,965,697
62,865	Standard Microsystems Corp.*	1,880,921
203,600	Teradyne, Inc.*	2,233,492
128,755	Texas Instruments, Inc.	3,982,392
53,415	Varian Semiconductor Equipment Associates, Inc.*	1,720,497
87,532	Verigy Ltd. (Singapore)*	1,827,668
185,609	Xilinx, Inc.	4,059,269
101,614	Zoran Corp.*	1,199,045
		67,023,218
	Total Investments
	(Cost $88,864,530)(a)—100.0%	70,343,571
	Liabilities in excess of other assets—(0.0%)	(30,014)

	Net Assets—100.0%	$70,313,557

* Non-income producing security.

(a)               At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $88,943,483. The net unrealized depreciation was $18,599,912 which consisted of aggregate gross unrealized appreciation of $786,615 and aggregate gross unrealized depreciation of $19,386,527.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$68,515,903	97.4%
Singapore	1,827,668	2.6

Total investments	70,343,571	100.0
Liabilities in excess of other assets	(30,014)	(0.0)

Net Assets	$70,313,557	100.0%

Schedule of Investments

PowerShares Dynamic Software Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Commercial Services—2.8%
36,034	MAXIMUS, Inc.	$1,271,280

	Computers—17.7%
48,443	Ansoft Corp.*	1,028,929
84,657	Cadence Design Systems, Inc.*	859,269
16,581	DST Systems, Inc.*	1,185,542
51,800	Manhattan Associates, Inc.*	1,284,122
19,480	Micros Systems, Inc.*	1,199,578
58,701	NCR Corp.*	1,260,897
57,104	Synopsys, Inc.*	1,257,430
		8,075,767
	Electronics—2.6%
27,972	Dolby Laboratories, Inc., Class A*	1,205,313

	Entertainment—2.1%
56,393	Macrovision Corp.*	946,838

	Internet—7.4%
118,492	eResearch Technology, Inc.*	1,151,742
66,146	McAfee, Inc.*	2,226,475
		3,378,217
	Software—64.1%
61,139	Adobe Systems, Inc.*	2,135,585
36,163	Ansys, Inc.*	1,262,450
82,860	Aspen Technology, Inc.*	1,164,183
54,713	Autodesk, Inc.*	2,251,440
77,884	BMC Software, Inc.*	2,495,403
105,202	CA, Inc.	2,317,600
69,670	Citrix Systems, Inc.*	2,411,975
84,810	CSG Systems International, Inc.*	1,082,176
81,943	Informatica Corp.*	1,582,319
67,111	JDA Software Group, Inc.*	1,193,905
61,690	Metavante Technologies, Inc.*	1,366,434
76,679	Microsoft Corp.	2,499,735
13,935	MicroStrategy, Inc., Class A*	1,016,140
127,672	Oracle Corp.*	2,623,660
84,150	Parametric Technology Corp.*	1,384,268
54,810	Sybase, Inc.*	1,546,738
42,689	Synchronoss Technologies, Inc.*	909,276
		29,243,287
	Telecommunications—3.4%
44,304	GeoEye, Inc.*	1,548,868

Total Common Stocks
(Cost $49,796,845)	$45,669,570

Total Investments
(Cost $49,796,845)(a)—100.1%	45,669,570
Liabilities in excess of other assets—(0.1%)	(42,564)

Net Assets—100.0%	$45,627,006

* Non-income producing security

(a)             At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $49,787,722. The net unrealized depreciation was $4,118,152 which consisted of aggregate gross unrealized appreciation of $2,013,234 and aggregate gross unrealized depreciation of $6,131,386.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.3%
	Consumer Discretionary—15.3%
3,126	A.C. Moore Arts & Crafts, Inc.*	$37,449
6,284	Aaron Rents, Inc.	120,150
5,241	Aeropostale, Inc.*	147,639
11,426	AFC Enterprises, Inc.*	105,919
3,640	Aftermarket Technology Corp.*	92,492
1,449	Ambassadors Group, Inc.	26,792
4,642	Ameristar Casinos, Inc.	102,031
1,223	Arbitron, Inc.	48,883
894	Avatar Holdings, Inc.*	38,353
4,465	Bally Technologies, Inc.*	212,713
7,510	Bebe Stores, Inc.	86,515
2,664	Big 5 Sporting Goods Corp.	31,728
1,874	BJ’s Restaurants, Inc.*	32,345
528	Blue Nile, Inc.*	29,172
7,498	Bluegreen Corp.*	63,883
9,279	Blyth, Inc.	202,189
5,030	Bob Evans Farms, Inc.	149,592
1,855	Bright Horizons Family Solutions, Inc.*	78,967
5,794	Brookfield Homes Corp.	98,208
5,381	Brown Shoe Co., Inc.	92,553
2,334	Buckle (The), Inc.	97,071
969	Buffalo Wild Wings, Inc.*	24,390
8,010	Building Material Holding Corp.	54,548
31,369	Cabela’s, Inc., Class A*	462,694
2,983	California Pizza Kitchen, Inc.*	40,062
10,546	Callaway Golf Co.	188,984
1,539	Capella Education Co.*	97,080
3,401	Carmike Cinemas, Inc.	20,372
4,380	Carter’s, Inc.*	80,636
5,250	Cato (The) Corp., Class A	85,943
3,407	CEC Entertainment, Inc.*	79,485
1,425	Central European Media Enterprises Ltd., Class A (Bermuda)*	135,076
13,838	Champion Enterprises, Inc.*	135,197
2,283	Charlotte Russe Holding, Inc.*	41,162
4,253	Cheesecake Factory (The), Inc.*	92,928
9,943	Chico’s FAS, Inc.*	107,285
2,724	Children’s Place Retail Stores (The), Inc.*	50,503
1,154	Chipotle Mexican Grill, Inc., Class A*	140,488
1,643	Choice Hotels International, Inc.	54,876
2,652	Christopher & Banks Corp.	33,866
1,867	Churchill Downs, Inc.	95,161
72,894	Citadel Broadcasting Corp.	106,425
6,004	CKE Restaurants, Inc.	78,772
2,790	CKX, Inc.*	27,900
2,498	Coinstar, Inc.*	76,814
4,747	Coldwater Creek, Inc.*	30,523
3,583	Columbia Sportswear Co.	156,398
3,222	Conn’s, Inc.*	62,185
8,941	Corinthian Colleges, Inc.*	75,551
15,597	Cox Radio, Inc., Class A*	186,228
299	CROCS, Inc.*	10,402
6,349	Crown Media Holdings, Inc., Class A*	36,761

1,909	CSS Industries, Inc.	$55,705
3,952	CTC Media, Inc.*	105,479
11,863	Cumulus Media, Inc., Class A*	76,042
643	Deckers Outdoor Corp.*	77,957
5,554	DeVry, Inc.	306,526
8,736	Dick’s Sporting Goods, Inc.*	284,358
6,216	Domino’s Pizza, Inc.	84,600
6,868	DreamWorks Animation SKG, Inc., Class A*	167,923
5,287	Dress Barn (The), Inc.*	64,449
2,245	Drew Industries, Inc.*	60,817
2,861	DSW, Inc., Class A*	52,814
6,054	Entercom Communications Corp., Class A	74,525
17,505	Entravision Communications Corp., Class A*	123,235
5,253	Ethan Allen Interiors, Inc.	162,580
914	Fisher Communications, Inc.*	30,025
14,018	Fleetwood Enterprises, Inc.*	65,604
6,118	Fossil, Inc.*	207,890
8,396	Fred’s, Inc., Class A	79,174
6,187	GateHouse Media, Inc.	60,818
2,727	Gaylord Entertainment Co.*	79,601
35,266	Gemstar-TV Guide International, Inc.*	151,996
3,543	Genesco, Inc.*	118,194
11,141	Gentex Corp.	176,696
10,104	Gray Television, Inc.	76,588
1,643	GSI Commerce, Inc.*	26,748
2,733	Guess ?, Inc.	101,968
2,293	Gymboree (The), Corp.*	87,638
6,250	Harte-Hanks, Inc.	100,125
4,595	Helen of Troy Ltd. (Bermuda)*	78,115
1,621	Hibbett Sports, Inc.*	30,134
8,248	HOT Topic, Inc.*	45,776
1,058	Iconix Brand Group, Inc.*	21,996
1,658	IHOP Corp.	88,272
7,734	Interactive Data Corp.	223,899
3,747	International Speedway Corp., Class A	153,402
72	INVESTools, Inc.*	984
7,486	Isle of Capri Casinos, Inc.*	83,244
1,447	ITT Educational Services, Inc.*	132,183
494	J. Crew Group, Inc.*	22,586
1,832	Jackson Hewitt Tax Service, Inc.	40,542
4,473	JAKKS Pacific, Inc.*	105,384
7,339	Jarden Corp.*	183,769
9,026	Jo-Ann Stores, Inc.*	114,359
4,322	John Wiley & Sons, Inc., Class A	170,373
1,758	Jos. A. Bank Clothiers, Inc.*	47,888
15,106	Journal Communications, Inc., Class A	124,625
2,788	Kenneth Cole Productions, Inc., Class A	48,260
7,570	Krispy Kreme Doughnuts, Inc.*	20,818
2,564	K-Swiss, Inc., Class A	46,562
3,462	Landry’s Restaurants, Inc.	71,006
10,678	Leapfrog Enterprises, Inc.*	69,514
7,266	Lee Enterprises, Inc.	86,756
1,849	Life Time Fitness, Inc.*	81,985
12,997	Lin TV Corp., Class A*	169,611
6,538	Lithia Motors, Inc., Class A	99,966
8,387	LKQ Corp.*	150,043
2,202	LodgeNet Interactive Corp.*	33,228
4,497	Marcus Corp.	79,642
3,541	Marine Products Corp.	32,188
1,659	Martha Stewart Living Omnimedia, Inc., Class A*	11,348
4,052	Marvel Entertainment, Inc.*	114,266
2,206	Matthews International Corp., Class A	107,807

5,009	Media General, Inc., Class A	$95,271
28,262	Mediacom Communications Corp., Class A*	140,180
5,078	Men’s Wearhouse (The), Inc.	129,438
8,100	Modine Manufacturing Co.	125,064
6,572	Monaco Coach Corp.	66,837
2,393	Morgans Hotel Group Co.*	34,866
673	Morningstar, Inc.*	44,452
4,009	MTR Gaming Group, Inc.*	25,818
5,295	Multimedia Games, Inc.*	40,930
872	National Presto Industries, Inc.	48,876
5,358	Nautilus, Inc.	24,915
2,964	NetFlix, Inc.*	74,545
8,184	New York & Co., Inc.*	45,503
337	NutriSystem, Inc.*	9,645
5,521	O’Charleys, Inc.	76,576
1,800	Orient-Express Hotels Ltd., Class A (Bermuda)	93,150
1,543	Overstock.com, Inc.*	16,093
2,148	Oxford Industries, Inc.	48,910
11,012	Pacific Sunwear of California, Inc.*	122,453
5,926	Palm Harbor Homes, Inc.*	44,386
1,479	Panera Bread Co., Class A*	55,877
3,722	Papa John’s International, Inc.*	94,129
4,765	Penn National Gaming, Inc.*	248,496
2,117	PF Chang’s China Bistro, Inc.*	60,207
3,399	Phillips-Van Heusen Corp.	143,234
3,738	Pinnacle Entertainment, Inc.*	68,219
3,309	Pool Corp.	81,534
1,005	Pre-Paid Legal Services, Inc.*	55,828
2,283	priceline.com, Inc.*	247,752
9,771	PRIMEDIA, Inc.	79,731
14,749	Quiksilver, Inc.*	140,558
938	R.H. Donnelley Corp.*	28,206
22,705	Radio One, Inc., Class D*	36,328
2,359	RC2 Corp.*	44,302
2,336	RCN Corp.	27,214
1,629	Red Robin Gourmet Burgers, Inc.*	56,820
5,249	Regis Corp.	132,957
4,661	Ruby Tuesday, Inc.	35,843
11,042	Russ Berrie & Co., Inc.*	159,336
4,743	Sauer-Danfoss, Inc.	102,401
4,586	Scientific Games Corp., Class A*	109,147
6,473	Sealy Corp.	60,328
2,891	Select Comfort Corp.*	22,723
1,059	Shuffle Master, Inc.*	10,103
1,255	Shutterfly, Inc.*	24,410
13,397	Sinclair Broadcast Group, Inc., Class A	120,573
4,509	Skechers U.S.A., Inc., Class A*	90,270
1,695	Skyline Corp.	49,375
857	Smith & Wesson Holding Corp.*	4,071
5,574	Sonic Corp.*	123,631
1,981	Sotheby’s	61,550
4,248	Speedway Motorsports, Inc.	128,927
5,449	Stage Stores, Inc.	65,225
2,570	Stamps.com, Inc.*	27,139
5,318	Steak n Shake (The) Co.*	46,479
7,531	Stein Mart, Inc.	48,123
1,163	Steiner Leisure Ltd. (Bahamas)*	43,252
1,522	Steven Madden Ltd.*	25,981
13,981	Stewart Enterprises, Inc., Class A	99,545
415	Strayer Education, Inc.	71,621
7,059	Superior Industries International, Inc.	128,615
5,768	Systemax, Inc.	79,714

5,930	Tempur-Pedic International, Inc.	$117,533
4,218	Texas Roadhouse, Inc., Class A*	50,911
4,167	Thor Industries, Inc.	147,178
3,595	Tractor Supply Co.*	138,551
1,340	Triarc Cos., Inc., Class A	12,663
2,968	Triarc Cos., Inc., Class B	27,602
6,482	Tuesday Morning Corp.	39,151
3,085	Tween Brands, Inc.*	98,813
713	Under Armour, Inc., Class A*	28,698
2,522	UniFirst Corp.	102,998
1,547	Universal Technical Institute, Inc.*	23,019
6,221	Urban Outfitters, Inc.*	180,409
3,131	Vail Resorts, Inc.*	148,222
9,547	Valassis Communications, Inc.*	91,269
4,671	ValueVision Media, Inc., Class A*	29,334
664	Volcom, Inc.*	13,400
6,972	Warnaco Group (The), Inc.*	250,226
3,085	Weight Watchers International, Inc.	131,421
5,576	West Marine, Inc.*	47,619
22,202	Westwood One, Inc.	35,079
3,021	Winnebago Industries, Inc.	63,622
2,798	WMS Industries, Inc.*	104,645
4,278	Wolverine World Wide, Inc.	108,276
1,839	Wynn Resorts Ltd.	211,448
663	Zumiez, Inc.*	12,749
		17,576,463
	Consumer Staples—3.1%
638	Alico, Inc.	27,275
18,538	Alliance One International, Inc.*	69,888
1,510	American Oriental Bioengineering, Inc.*	14,753
2,126	Andersons (The), Inc.	96,839
6,606	Bare Escentuals, Inc.*	157,487
7,828	Casey’s General Stores, Inc.	203,528
3,255	Central European Distribution Corp.*	171,115
3,934	Central Garden & Pet Co.*	21,598
8,456	Central Garden & Pet Co., Class A*	42,026
1,060	Chattem, Inc.*	81,323
4,251	Church & Dwight Co., Inc.	226,238
7,695	Darling International, Inc.*	89,262
5,397	Elizabeth Arden, Inc.*	108,210
2,476	Farmer Bros. Co.	58,310
9,591	Flowers Foods, Inc.	230,185
1,194	Green Mountain Coffee Roasters, Inc.*	45,993
3,744	Hain Celestial Group, Inc.*	101,088
1,075	Hansen Natural Corp.*	41,452
5,811	Herbalife Ltd. (Cayman Islands)*	230,581
1,464	J & J Snack Foods Corp.	36,615
4,977	Lancaster Colony Corp.	173,498
5,531	Lance, Inc.	101,383
9,461	Nu Skin Enterprises, Inc., Class A	155,444
6,073	Prestige Brands Holdings, Inc.*	45,365
4,566	PriceSmart, Inc.	129,948
2,809	Ralcorp Holdings, Inc.*	152,838
2,193	Reddy Ice Holdings, Inc.	49,189
3,897	Sanderson Farms, Inc.	130,978
4,656	Tootsie Roll Industries, Inc.	116,307
4,843	TreeHouse Foods, Inc.*	101,073
5,094	United Natural Foods, Inc.*	122,154
522	USANA Health Sciences, Inc.*	22,629
9,450	Vector Group Ltd.	174,825
2,187	WD-40 Co.	73,833
		3,603,230

	Energy—8.3%
748	Allis-Chalmers Energy, Inc.*	$8,228
5,515	Alon USA Energy, Inc.	100,373
6,910	Alpha Natural Resources, Inc.*	231,209
457	Arena Resources, Inc.*	16,255
1,551	Atlas America, Inc.	79,427
1,055	ATP Oil & Gas Corp.*	39,710
1,444	Atwood Oceanics, Inc.*	119,982
8,147	Aventine Renewable Energy Holdings*	77,885
3,014	Basic Energy Services, Inc.*	53,920
3,101	Berry Petroleum Co., Class A	116,194
3,593	Bill Barrett Corp.*	150,080
5,209	Bois d’Arc Energy, Inc.*	99,752
8,180	Brigham Exploration Co.*	56,769
3,650	Bristow Group, Inc.*	183,778
2,027	Bronco Drilling Co., Inc.*	31,743
4,916	Cabot Oil & Gas Corp.	190,200
1,852	Cal Dive International, Inc.*	17,557
1,545	CARBO Ceramics, Inc.	53,071
1,133	Carrizo Oil & Gas, Inc.*	55,154
675	Cheniere Energy, Inc.*	20,324
2,119	Clayton Williams Energy, Inc.*	76,496
8,199	Complete Production Services, Inc.*	130,364
5,518	Comstock Resources, Inc.*	174,921
2,551	Copano Energy LLC	90,152
899	Core Laboratories N.V. (Netherlands)*	101,317
3,104	Crosstex Energy, Inc.	101,625
427	Dawson Geophysical Co.*	24,459
7,613	Delek US Holdings, Inc.	125,082
3,603	Delta Petroleum Corp.*	72,240
15,457	Denbury Resources, Inc.*	391,063
1,698	Dril-Quip, Inc.*	82,421
766	Enbridge Energy Management LLC*	40,452
5,983	Encore Acquisition Co.*	195,046
4,332	Energy Partners Ltd.*	52,547
7,970	EXCO Resources, Inc.*	119,470
5,270	General Maritime Corp. (Marshall Islands)	130,907
8,096	Global Industries Ltd.*	142,975
614	Goodrich Petroleum Corp.*	12,225
16,960	Grey Wolf, Inc.*	101,082
1,716	GulfMark Offshore, Inc.*	71,763
1,495	Gulfport Energy Corp.*	22,649
8,865	Harvest Natural Resources, Inc.*	107,444
4,906	Helix Energy Solutions Group, Inc.*	181,375
7,784	Helmerich & Payne, Inc.	305,289
5,344	Hercules Offshore, Inc.*	123,179
3,236	Holly Corp.	156,687
2,712	Hornbeck Offshore Services, Inc.*	104,900
26,628	International Coal Group, Inc.*	165,360
4,100	ION Geophysical Corp.*	50,840
3,677	Kinder Morgan Management LLC*	198,570
7,615	Knightsbridge Tankers Ltd. (Bermuda)	199,894
1,108	Lufkin Industries, Inc.	58,580
7,868	Mariner Energy, Inc.*	197,172
14,483	Newpark Resources, Inc.*	70,532
5,719	Nordic American Tanker Shipping Ltd. (Bermuda)	178,547
4,006	Oceaneering International, Inc.*	230,665
6,115	Oil States International, Inc.*	214,392

212	Pacific Ethanol, Inc.*	$1,287
1,093	Parallel Petroleum Corp.*	15,171
13,191	Parker Drilling Co.*	91,677
2,776	Penn Virginia Corp.	118,285
6,281	PetroHawk Energy Corp.*	98,926
1,074	Petroleum Development Corp.*	61,755
3,807	PetroQuest Energy, Inc.*	49,186
3,096	Pioneer Drilling Co.*	32,229
2,529	Quicksilver Resources, Inc.*	143,723
4,462	Range Resources Corp.	233,007
459	Rentech, Inc.*	615
8,400	Rosetta Resources, Inc.*	147,252
4,268	RPC, Inc.	46,009
4,550	St. Mary Land & Exploration Co.	160,297
5,058	Superior Energy Services, Inc.*	202,775
4,129	Swift Energy Co.*	178,166
3,699	TETRA Technologies, Inc.*	57,889
922	Toreador Resources Corp.*	9,294
5,694	Tsakos Energy Navigation Ltd. (Bermuda)	196,158
2,704	Ultra Petroleum Corp. (Canada)*	186,035
4,129	Unit Corp.*	206,945
5,257	VeraSun Energy Corp.*	54,936
92	Verenium Corp.*	377
6,315	W&T Offshore, Inc.	178,651
2,751	Warren Resources, Inc.*	34,993
6,528	Western Refining, Inc.	139,373
2,558	W-H Energy Services, Inc.*	124,447
5,653	Whiting Petroleum Corp.*	303,793
		9,577,544
	Financials—19.8%
2,997	1st Source Corp.	58,442
2,525	Acadia Realty Trust	63,251
12,097	Advance America Cash Advance Centers, Inc.	108,268
1,058	Advanta Corp., Class A	9,437
2,832	Advanta Corp., Class B	28,292
1,937	Affiliated Managers Group, Inc.*	190,426
1,615	Alabama National BanCorp.	126,374
48	Alexander’s, Inc.*	16,805
1,888	Alexandria Real Estate Equities, Inc.	185,458
10,075	Alfa Corp.	220,542
3,007	AMCORE Financial, Inc.	66,665
1,849	American Campus Communities, Inc.	53,344
6,676	American Equity Investment Life Holding Co.	55,211
1,807	Amtrust Financial Services, Inc.	28,370
2,759	Anchor BanCorp Wisconsin, Inc.	68,975
18,008	Anthracite Capital, Inc.	135,240
14,866	Anworth Mortgage Asset Corp.	131,861
4,710	Apollo Investment Corp.	71,498
5,134	Ares Capital Corp.	71,773
4,399	Argo Group International Holdings, Ltd. (Bermuda)*	179,655
1,828	Arrow Financial Corp.	40,216
8,144	Ashford Hospitality Trust, Inc.	50,900
3,360	Asset Acceptance Capital Corp.	32,424
6,607	Assured Guaranty Ltd. (Bermuda)	156,322
2,948	Baldwin & Lyons, Inc., Class B	78,623
1,402	BancFirst Corp.	63,132
6,188	Bank Mutual Corp.	76,051
1,153	Bank of the Ozarks, Inc.	28,041
3,046	BankUnited Financial Corp., Class A	18,063
1,490	Banner Corp.	38,487

3,125	BioMed Realty Trust, Inc.	$72,125
2,767	Boston Private Financial Holdings, Inc.	63,171
9,666	Brookline Bancorp, Inc.	101,010
6,826	Brown & Brown, Inc.	153,653
3,406	Calamos Asset Management, Inc., Class A	74,319
846	Camden National Corp	27,402
1,793	Capital City Bank Group, Inc.	52,374
216	Capital Southwest Corp.	25,348
1,394	Capital Trust, Inc., Class A	39,994
6,364	CapitalSource, Inc.	104,433
1,600	Capitol Bancorp Ltd.	33,312
5,471	Capitol Federal Financial	176,713
1,078	Cascade Bancorp	13,906
2,002	Cash America International, Inc.	65,085
3,850	Cathay General Bancorp	99,831
2,890	Cedar Shopping Centers, Inc.	32,166
6,232	Centennial Bank Holdings, Inc.*	40,570
2,861	Central Pacific Financial Corp.	54,359
4,417	Chemical Financial Corp.	122,263
9,772	Citizens Banking Corp.	138,176
3,510	Citizens, Inc.*	21,200
1,570	City Bank	34,383
1,666	City Holding Co.	64,008
4,273	CNA Surety Corp.*	76,188
1,498	CoBiz, Inc.	21,421
829	Cohen & Steers, Inc.	23,618
1,242	Columbia Banking System, Inc.	31,932
4,890	Community Bank System, Inc.	106,700
1,912	Community Trust Bancorp, Inc.	55,276
5,208	CompuCredit Corp.*	76,558
2,696	Corporate Office Properties Trust	86,353
8,280	Corus Bankshares, Inc.	105,322
7,931	Crawford & Co., Class A*	34,421
10,149	Crawford & Co., Class B*	50,745
3,423	Credit Acceptance Corp.*	58,191
9,254	CVB Financial Corp.	103,182
5,306	Deerfield Triarc Capital Corp.	42,395
4,406	Delphi Financial Group, Inc., Class A	138,260
3,517	DiamondRock Hospitality Co.	46,249
3,893	Digital Realty Trust, Inc.	139,097
6,445	Dime Community Bancshares, Inc.	96,868
1,341	Dollar Financial Corp.*	33,766
8,495	Douglas Emmett, Inc.	194,111
3,234	East West Bancorp, Inc.	77,810
2,537	EastGroup Properties, Inc.	105,006
5,977	Eaton Vance Corp.	222,763
334	eHealth, Inc.*	8,747
3,102	Encore Capital Group, Inc.*	24,258
169	Enstar Group Ltd. (Bermuda)*	17,551
2,659	Entertainment Properties Trust	131,621
3,280	Extra Space Storage, Inc.	49,659
10,510	F.N.B. Corp.	163,641
1,275	Farmers Capital Bank Corp.	34,170
3,958	FBL Financial Group, Inc., Class A	130,416
1,910	Federal Agricultural Mortgage Corp., Class C	52,563
8,795	FelCor Lodging Trust, Inc.	118,820
2,041	Financial Federal Corp.	49,066
2,168	First Acceptance Corp.*	8,759
2,071	First BanCorp	37,464
18,097	First BanCorp	173,007
5,271	First Busey Corp.	114,275
1,744	First Cash Financial Services, Inc.*	17,457

4,425	First Charter Corp.	$121,289
965	First Citizens BancShares, Inc., Class A	131,568
13,547	First Commonwealth Financial Corp.	157,145
1,468	First Community Bancorp	52,158
1,485	First Community Bancshares, Inc.	51,336
7,209	First Financial Bancorp	83,913
2,071	First Financial Bankshares, Inc.	77,165
1,931	First Financial Corp.	57,505
1,605	First Financial Holdings, Inc.	39,066
2,132	First Marblehead (The) Corp.	35,050
3,285	First Merchants Corp.	88,695
4,945	First Midwest Bancorp, Inc.	154,284
12,686	First Niagara Financial Group, Inc.	161,366
1,986	FirstFed Financial Corp.*	83,313
15,480	Flagstar Bancorp, Inc.	127,710
2,601	Flushing Financial Corp.	41,590
3,206	Forest City Enterprises, Inc., Class A	127,759
9,258	Franklin Street Properties Corp.	132,852
3,017	Frontier Financial Corp.	61,426
558	FX Real Estate and Entertainment, Inc.*	3,515
2,614	GAMCO Investors, Inc., Class A	155,036
5,096	Getty Realty Corp.	134,025
1,131	GFI Group, Inc.*	99,766
3,627	Glacier Bancorp, Inc.	67,498
3,396	GMH Communities Trust	17,931
2,013	Gramercy Capital Corp.	46,601
1,336	Great Southern Bancorp, Inc.	26,894
659	Greenhill & Co., Inc.	44,502
2,518	Hancock Holding Co.	104,497
3,148	Hanmi Financial Corp.	27,073
4,511	Harleysville Group, Inc.	160,817
4,842	Harleysville National Corp.	73,356
3,163	Hilb Rogal & Hobbs Co.	114,437
5,668	Hilltop Holdings, Inc.*	62,858
7,293	Horace Mann Educators Corp.	133,972
1,039	IBERIABANK Corp.	53,415
1,742	Independent Bank Corp.	50,588
3,089	Independent Bank Corp.	42,999
2,831	Infinity Property & Casualty Corp.	112,872
10,734	Inland Real Estate Corp.	143,621
3,308	Integra Bank Corp.	49,124
395	IntercontinentalExchange, Inc.*	55,284
8,057	International Bancshares Corp.	167,102
3,107	Investment Technology Group, Inc.*	145,936
5,021	Investors Bancorp, Inc.*	76,570
7,546	Investors Real Estate Trust	73,951
6,236	IPC Holdings Ltd. (Bermuda)	160,452
5,349	Irwin Financial Corp.	61,460
1,274	Jones Lang LaSalle, Inc.	99,117
2,609	Kansas City Life Insurance Co.	122,701
4,588	Kearny Financial Corp.	54,368
1,132	KeyCorp	29,602
2,634	Kilroy Realty Corp.	129,145
2,824	KNBT Bancorp, Inc.	51,679
10,219	Knight Capital Group, Inc., Class A*	171,168
13,456	LaBranche & Co., Inc.*	76,834
3,002	Lakeland Bancorp, Inc.	37,975
2,754	LaSalle Hotel Properties	75,487
8,669	Lexington Realty Trust	129,602
2,471	LTC Properties, Inc.	64,370
4,750	Maguire Properties, Inc.	131,005
5,988	Max Capital Group Ltd. (Bermuda)	169,999

2,747	MB Financial, Inc.	$85,432
11,141	MCG Capital Corp.	146,838
37,267	MFA Mortgage Investments, Inc.	380,122
2,934	Mid-America Apartment Communities, Inc.	134,407
2,284	Midland (The) Co.	146,222
2,712	Midwest Banc Holdings, Inc.	31,107
7,299	Municipal Mortgage & Equity LLC	52,553
1,575	Nara Bancorp, Inc.	19,152
4,620	Nasdaq Stock Market (The), Inc.*	213,767
2,476	National Financial Partners Corp.	89,384
4,661	National Health Investors, Inc.	137,779
1,036	National Interstate Corp.	29,412
6,303	National Penn Bancshares, Inc.	109,105
10,696	National Retail Properties, Inc.	243,013
514	National Western Life Insurance Co., Class A	96,524
1,644	Navigators Group (The), Inc.*	94,908
4,870	NBT Bancorp, Inc.	109,965
6,949	Nelnet, Inc., Class A	92,352
9,358	NewAlliance Bancshares, Inc.	115,103
3,458	Northwest Bancorp, Inc.	100,455
3,991	Ocwen Financial Corp.*	24,904
12,217	Old National Bancorp	205,246
1,351	Old Second Bancorp, Inc.	37,828
2,164	Omega Financial Corp.	65,937
6,443	Omega Healthcare Investors, Inc.	106,310
2,192	optionsXpress Holdings, Inc.	59,447
5,021	Oriental Financial Group*	80,185
5,300	Pacific Capital Bancorp	113,950
2,203	Park National Corp.	158,616
2,390	Parkway Properties, Inc.	85,849
1,432	Peoples Bancorp, Inc.	33,824
2,222	PFF Bancorp, Inc.	27,797
3,919	Philadelphia Consolidated Holding Corp.*	140,300
1,058	Pico Holdings, Inc.*	35,030
327	Pinnacle Financial Partners, Inc.*	7,308
2,085	Piper Jaffray Cos.*	98,787
6,005	Platinum Underwriters Holdings Ltd. (Bermuda)*	202,669
9,101	PMA Capital Corp., Class A*	73,172
926	Portfolio Recovery Associates, Inc.	33,669
4,849	Presidential Life Corp.	88,931
4,166	Primus Guaranty Ltd. (Bermuda)*	21,038
1,083	PrivateBancorp, Inc.	39,854
2,833	ProAssurance Corp.*	163,464
2,008	Prosperity Bancshares, Inc.	57,730
4,423	Provident Bankshares Corp.	91,689
7,595	Provident Financial Services, Inc.	104,431
3,537	Provident New York Bancorp	48,811
2,137	PS Business Parks, Inc.	107,384
5,102	RAIT Financial Trust	47,245
2,836	Ramco-Gershenson Properties Trust	63,243
2,754	Renasant Corp.	57,751
1,505	Resource America, Inc., Class A	19,083
2,049	RLI Corp.	115,564
3,632	S&T Bancorp, Inc.	112,992
1,210	S.Y. Bancorp, Inc.	31,412
2,042	Safety Insurance Group, Inc.	79,679
1,804	Sandy Spring Bancorp, Inc.	54,030
7,050	Santander BanCorp	72,122
1,707	Saul Centers, Inc.	87,450
1,753	Seacoast Banking Corp. of Florida	21,842
5,641	SEI Investments Co.	156,256
8,077	Selective Insurance Group	193,121

1,798	Signature Bank*	$60,251
1,926	Simmons First National Corp., Class A	54,602
2,327	Sovran Self Storage, Inc.	92,196
3,352	St. Joe (The) Co.	130,125
4,500	State Auto Financial Corp.	125,685
2,696	Sterling Bancorp	38,580
6,583	Sterling Bancshares, Inc.	66,027
3,371	Sterling Financial Corp.	52,082
2,787	Sterling Financial Corp. of Spokane	49,581
5,349	Stewart Information Services Corp.	183,096
1,168	Suffolk Bancorp	35,659
2,803	Sun Bancorp, Inc.*	40,587
5,037	Sun Communities, Inc.	97,365
4,167	Sunstone Hotel Investors, Inc.	69,339
11,940	Susquehanna Bancshares, Inc.	253,366
2,649	SVB Financial Group*	128,212
2,361	SWS Group, Inc.	36,241
2,609	Tanger Factory Outlet Centers, Inc.	98,020
3,058	Taubman Centers, Inc.	153,359
341	Tejon Ranch Co.*	12,897
1,941	Texas Capital Bancshares, Inc.*	33,832
1,632	TierOne Corp.	32,836
1,247	Tompkins Financial Corp.	52,499
715	Tower Group, Inc.	20,892
1,520	TradeStation Group, Inc.*	16,568
2,024	Triad Guaranty, Inc.*	14,148
15,146	Trustco Bank Corp.	156,004
6,151	UCBH Holdings, Inc.	86,852
3,988	UMB Financial Corp.	168,014
3,861	Umpqua Holdings Corp.	63,320
3,748	United America Indemnity Ltd., Class A (Cayman Islands)*	76,871
6,017	United Bankshares, Inc.	193,507
3,237	United Community Banks, Inc.	62,506
3,131	United Fire & Casualty Co.	104,513
1,959	Universal Health Realty Income Trust	70,622
3,856	Urstadt Biddle Properties, Inc., Class A	59,537
4,179	U-Store-It Trust	39,784
40,543	W Holding Co., Inc.	58,787
15,171	W.P. Stewart & Co Ltd. (Bermuda)*	80,710
7,752	Waddell & Reed Financial, Inc., Class A	257,210
5,178	Washington REIT	162,900
1,625	Washington Trust Bancorp, Inc.	40,479
1,839	Wauwatosa Holdings, Inc.*	24,459
4,154	WesBanco, Inc.	114,069
1,310	West Coast Bancorp	19,912
3,273	Westamerica Bancorp	162,079
2,064	Western Alliance Bancorp*	33,127
1,275	Wilshire Bancorp, Inc.	10,047
1,845	Wintrust Financial Corp.	70,184
1,126	World Acceptance Corp.*	33,712
627	WSFS Financial Corp.	33,419
3,756	Zenith National Insurance Corp.	149,564
		22,847,830
	Health Care—10.1%
3,747	Affymetrix, Inc.*	75,165
341	Akorn, Inc.*	2,558
6,785	Albany Molecular Research, Inc.*	73,007
544	Align Technology, Inc.*	6,408
13,507	Alliance Imaging, Inc.*	143,579
526	Allscripts Healthcare Solutions, Inc.*	7,801

7,944	Alpharma, Inc., Class A*	$163,011
21	AMAG Pharmaceuticals, Inc.*	1,083
1,410	Amedisys, Inc.*	60,108
3,328	American Medical Systems Holdings, Inc.*	47,557
6,533	AMERIGROUP Corp.*	245,118
3,286	AMN Healthcare Services, Inc.*	51,327
4,636	Amsurg Corp., Class A*	119,423
1,204	Analogic Corp.	71,108
3,674	Applera Corp. - Celera Group*	56,286
1,192	ArthroCare Corp.*	47,716
494	Aspect Medical Systems, Inc.*	6,205
2,922	Bio-Rad Laboratories, Inc., Class A*	278,204
1,999	Brookdale Senior Living, Inc.	44,618
4,660	Bruker BioSciences Corp.*	47,765
3,422	Cambrex Corp.	32,509
1,819	Celgene Corp.*	102,064
4,673	Centene Corp.*	111,872
2,944	Cephalon, Inc.*	193,215
300	Cepheid, Inc.*	9,162
4,042	Cerner Corp.*	211,801
1,743	Chemed Corp.	89,294
778	Computer Programs & Systems, Inc.	15,988
4,695	CONMED Corp.*	114,089
3,592	Cooper (The) Cos., Inc.	141,453
1,258	Corvel Corp.*	31,136
3,426	Covance, Inc.*	284,905
5,160	Cross Country Healthcare, Inc.*	65,171
553	Cyberonics, Inc.*	6,636
2,071	Datascope Corp.	67,142
913	Dionex Corp.*	64,001
1,648	Eclipsys Corp.*	42,420
4,031	Edwards Lifesciences Corp.*	186,514
1,123	Emeritus Corp.*	24,874
6,132	Endo Pharmaceuticals Holdings, Inc.*	160,290
1,201	Enzo Biochem, Inc.*	11,217
1,754	Enzon Pharmaceuticals, Inc.*	14,681
3,435	eResearch Technology, Inc.*	33,388
395	eV3, Inc.*	3,456
1,934	Gen-Probe, Inc.*	110,528
8,491	Gentiva Health Services, Inc.*	156,914
972	Geron Corp.*	4,831
2,340	Greatbatch, Inc.*	52,837
1,961	Haemonetics Corp.*	117,346
299	Hansen Medical, Inc.*	5,346
1,994	HealthExtras, Inc.*	55,134
3,098	Healthspring, Inc.*	64,098
1,238	Healthways, Inc.*	69,699
14,828	Hlth Corp.*	165,925
3,319	Hologic, Inc.*	213,611
978	ICU Medical, Inc.*	27,765
2,655	IDEXX Laboratories, Inc.*	149,662
57	Illumina, Inc.*	3,631
1,230	ImClone Systems, Inc.*	53,468
775	Immucor, Inc.*	22,351
1,333	Integra LifeSciences Holdings Corp.*	55,453
556	Intuitive Surgical, Inc.*	141,224
9,223	Invacare Corp.	224,488
1,936	inVentiv Health, Inc.*	63,675
2,544	Inverness Medical Innovations, Inc.*	114,607
954	Kendle International, Inc.*	40,440
318	Keryx Biopharmaceuticals, Inc.*	1,924
3,440	Kinetic Concepts, Inc.*	171,243

2,543	KV Pharmaceutical Co., Class A*	$66,067
945	Landauer, Inc.	44,982
575	LCA-Vision, Inc.	9,493
684	Lifecell Corp.*	27,025
238	Luminex Corp.*	3,563
2,746	Martek Biosciences Corp.*	78,261
2,190	Matria Healthcare, Inc.*	63,203
529	Maxygen, Inc.*	3,973
3,518	MedCath Corp.*	87,528
499	Medicines (The) Co.*	8,543
2,508	Medicis Pharmaceutical Corp., Class A	50,937
1,427	Mentor Corp.	49,403
1,553	Meridian Bioscience, Inc.	48,780
2,376	Merit Medical Systems, Inc.*	38,206
13,972	Millennium Pharmaceuticals, Inc.*	211,955
2,407	Millipore Corp.*	168,851
3,988	Molina Healthcare, Inc.*	136,031
1,017	Momenta Pharmaceuticals, Inc.*	7,434
255	Myriad Genetics, Inc.*	10,968
4,632	Nabi Biopharmaceuticals*	16,351
992	National Healthcare Corp.	49,709
754	Nektar Therapeutics*	5,376
1,842	Neurocrine Biosciences, Inc.*	9,928
355	Nighthawk Radiology Holdings, Inc.*	5,645
802	Noven Pharmaceuticals, Inc.*	10,771
95	NuVasive, Inc.*	3,744
3,724	Odyssey HealthCare, Inc.*	32,808
933	Omnicell, Inc.*	23,400
22	Onyx Pharmaceuticals, Inc.*	1,046
1,639	Orthofix International N.V. (Netherlands)*	89,621
388	OSI Pharmaceuticals, Inc.*	15,473
256	Palomar Medical Technologies, Inc.*	3,692
5,228	Par Pharmaceutical Cos., Inc.*	100,273
2,216	Parexel International Corp.*	120,573
2,782	PDL BioPharma, Inc.*	41,535
3,117	Pediatrix Medical Group, Inc.*	212,237
7,948	Perrigo Co.	245,116
5,291	Pharmaceutical Product Development, Inc.	229,418
1,908	PharmaNet Development Group, Inc.*	77,770
1,559	Pharmion Corp.*	107,493
1,392	Phase Forward, Inc.*	24,012
7,284	PSS World Medical, Inc.*	125,940
1,937	Psychiatric Solutions, Inc.*	58,439
1,769	Quidel Corp.*	27,897
1,165	Radiation Therapy Services, Inc.*	33,703
4,887	RehabCare Group, Inc.*	102,578
6,693	Res-Care, Inc.*	149,722
2,331	ResMed, Inc.*	108,578
4,086	Respironics, Inc.*	267,674
1,879	Salix Pharmaceuticals Ltd.*	13,059
2,259	Savient Pharmaceuticals, Inc.*	43,712
2,711	Sciele Pharma, Inc.*	64,847
4,568	Sierra Health Services, Inc.*	196,333
1,783	Sirona Dental Systems, Inc.*	49,264
718	SonoSite, Inc.*	25,008
8,072	STERIS Corp.	200,024
12,714	Sun Healthcare Group, Inc.*	219,062
4,796	Sunrise Senior Living, Inc.*	137,693
632	SurModics, Inc.*	27,593
3,332	Symmetry Medical, Inc.*	60,642
1,203	Syneron Medical Ltd. (Israel)*	18,310
1,265	Techne Corp.*	82,225

2,937	Thoratec Corp.*	$46,992
1,992	TriZetto Group (The), Inc.*	38,884
674	United Therapeutics Corp.*	56,603
10,963	Universal American Financial Corp.*	229,456
10,948	Valeant Pharmaceuticals International*	123,931
2,688	Varian, Inc.*	145,824
3,434	VCA Antech, Inc.*	132,758
845	Ventana Medical Systems, Inc.*	75,247
2,010	ViroPharma, Inc.*	17,809
870	Vital Signs, Inc.	42,195
454	Volcano Corp.*	4,971
3,889	Waters Corp.*	223,423
1,747	WellCare Health Plans, Inc.*	82,092
2,347	West Pharmaceutical Services, Inc.	91,768
3,072	Wright Medical Group, Inc.*	83,866
827	Young Innovations, Inc.	17,160
1,459	Zoll Medical Corp.*	38,897
664	ZymoGenetics, Inc.*	6,700
		11,663,598
	Industrials—19.0%
5,136	A.O. Smith Corp.	179,760
1,598	AAON, Inc.	28,444
2,825	AAR Corp.*	83,225
8,240	ABM Industries, Inc.	170,733
20,264	ABX Air, Inc.*	71,937
7,224	Accuride Corp.*	45,294
4,301	Actuant Corp., Class A	117,546
2,986	Administaff, Inc.	89,610
570	Advisory Board (The) Co.*	36,320
12,051	AirTran Holdings, Inc.*	104,000
4,606	Albany International Corp., Class A	161,256
2,522	American Commercial Lines, Inc.*	51,096
1,020	American Railcar Industries, Inc.	17,442
4,140	American Reprographics Co.*	65,122
240	American Science & Engineering, Inc.	12,758
403	American Superconductor Corp.*	8,161
1,668	American Woodmark Corp.	34,995
1,132	Ameron International Corp.	101,710
6,213	AMETEK, Inc.	273,621
3,965	Apogee Enterprises, Inc.	69,189
6,206	Applied Industrial Technologies, Inc.	187,359
1,261	Argon ST, Inc.*	22,219
4,687	Arkansas Best Corp.	144,313
1,826	Astec Industries, Inc.*	56,369
2,028	ASV, Inc.*	36,281
4,209	Atlas Air Worldwide Holdings, Inc.*	210,197
3,453	Baldor Electric Co.	104,557
6,639	Barnes Group, Inc.	176,929
5,747	BE Aerospace, Inc.*	221,892
4,609	Beacon Roofing Supply, Inc.*	42,772
3,133	Belden CDT, Inc.	132,526
6,031	Blount International, Inc.*	69,899
6,666	Bowne & Co., Inc.	81,992
4,314	Brady Corp., Class A	131,016
1,229	Bucyrus International, Inc., Class A	113,941
1,049	Cascade Corp.	54,149
11,065	CBIZ, Inc.*	104,122
4,389	CDI Corp.	85,366
7,499	Cenveo, Inc.*	116,534
1,021	Ceradyne, Inc.*	49,161

6,831	Chart Industries, Inc.*	$172,893
15,831	China Yuchai International Ltd. (Bermuda)	128,864
1,832	CIRCOR International, Inc.	77,732
4,316	CLARCOR, Inc.	161,893
1,332	Clean Harbors, Inc.*	73,899
5,530	Comfort Systems USA, Inc.	67,853
1,606	Consolidated Graphics, Inc.*	80,798
5,093	Copart, Inc.*	208,202
896	Corporate Executive Board Co.	51,565
747	CoStar Group, Inc.*	31,628
1,083	Courier Corp.	28,700
6,197	Covanta Holding Corp.*	157,342
840	CRA International, Inc.*	35,062
3,691	Cubic Corp.	99,140
4,035	Curtiss-Wright Corp.	168,260
1,190	Diamond Management & Technology Consultants, Inc.	5,534
6,364	Diana Shipping, Inc. (Marshall Islands)	187,802
5,338	Donaldson Co., Inc.	223,662
3,225	DRS Technologies, Inc.	173,086
4,155	DryShips, Inc. (Marshall Islands)	309,257
286	Dynamic Materials Corp.	15,324
7,585	DynCorp International, Inc., Class A*	156,023
2,711	Eagle Bulk Shipping, Inc. (Marshall Islands)	67,016
6,160	Electro Rent Corp.	86,733
2,780	Encore Wire Corp.	46,370
593	Energy Conversion Devices, Inc.*	13,686
11,107	EnerSys*	255,905
2,725	Ennis, Inc.	43,137
3,756	EnPro Industries, Inc.*	112,680
1,968	ESCO Technologies, Inc.*	73,780
3,903	Esterline Technologies Corp.*	181,841
647	Evergreen Solar, Inc.*	7,887
6,184	Fastenal Co.	249,895
11,775	Federal Signal Corp.	136,472
759	First Solar, Inc.*	137,963
1,376	Forward Air Corp.	42,656
5,617	Foster Wheeler Ltd. (Bermuda)*	384,595
1,578	Franklin Electric Co., Inc.	59,396
693	FreightCar America, Inc.	26,133
3,681	FTI Consulting, Inc.*	203,596
2,920	G&K Services, Inc., Class A	116,712
3,905	Gardner Denver, Inc.*	126,678
1,945	Genco Shipping & Trading Ltd. (Marshall Islands)	95,927
5,032	GenCorp, Inc.*	59,076
3,060	General Cable Corp.*	177,511
3,269	Genesee & Wyoming, Inc., Class A*	89,276
3,861	Geo Group (The), Inc.*	92,355
4,978	Gibraltar Industries, Inc.	65,710
10,180	Goodman Global, Inc.*	255,620
1,752	Gorman-Rupp (The) Co.	48,092
4,496	Graco, Inc.	153,853
10,127	GrafTech International Ltd.*	152,411
3,840	Granite Construction, Inc.	146,189
2,373	Greenbrier Cos., Inc.	46,131
7,129	Griffon Corp.*	77,706
2,379	H&E Equipment Services, Inc.*	39,515
2,362	Healthcare Services Group, Inc.	57,302
5,499	Heartland Express, Inc.	89,359
474	Heico Corp.	21,098
920	Heico Corp., Class A	32,191
1,400	Heidrick & Struggles International, Inc.	38,472
4,290	Herman Miller, Inc.	136,336

8,085	Hexcel Corp.*	$176,496
2,869	Horizon Lines, Inc., Class A	53,909
4,053	Hub Group, Inc., Class A*	118,064
5,804	Hudson Highland Group, Inc.*	39,525
304	Huron Consulting Group, Inc.*	21,833
5,884	IDEX Corp.	183,757
2,297	IHS, Inc., Class A*	142,276
1,281	II-VI, Inc.*	41,530
408	Innerworkings, Inc.*	5,651
3,430	Insituform Technologies, Inc., Class A*	43,561
6,412	Interface, Inc., Class A	102,336
5,087	Interline Brands, Inc.*	101,028
1,447	Ionatron, Inc.*	4,066
18,459	JetBlue Airways Corp.*	127,552
3,800	Joy Global, Inc.	239,590
4,430	Kaman Corp.	130,862
2,272	Kaydon Corp.	99,264
272	Kenexa Corp.*	4,831
7,776	Kimball International, Inc., Class B	96,267
4,403	Kirby Corp.*	202,450
4,242	Knight Transportation, Inc.	72,793
9,984	Knoll, Inc.	133,386
3,597	Korn/Ferry International*	57,876
898	Ladish Co., Inc.*	31,870
3,134	Landstar System, Inc.	156,794
1,535	Lawson Products, Inc.	48,782
1,988	Layne Christensen Co.*	73,357
3,171	LECG Corp.*	26,922
3,548	Lincoln Electric Holdings, Inc.	218,734
756	Lindsay Corp.	46,131
6,924	Manitowoc (The) Co., Inc.	263,943
5,917	McDermott International, Inc. (Panama)*	279,164
2,509	McGrath Rentcorp	58,435
110	Medis Technologies Ltd.*	1,128
585	Middleby (The) Corp.*	34,872
3,616	Mine Safety Appliances Co.	161,382
2,476	Mobile Mini, Inc.*	37,635
4,218	Moog, Inc., Class A*	194,197
4,468	MSC Industrial Direct Co., Class A	183,501
1,668	MTC Technologies, Inc.*	39,348
3,927	Navigant Consulting, Inc.*	46,496
2,827	NCI Building Systems, Inc.*	81,305
3,015	Nordson Corp.	150,388
3,963	Old Dominion Freight Line, Inc.*	115,521
4,799	Orbital Sciences Corp.*	111,817
4,777	Pacer International, Inc.	81,830
3,622	Perini Corp.*	126,589
2,367	Pike Electric Corp.*	39,174
1,327	Powell Industries, Inc.*	52,682
6,855	Power-One, Inc.*	15,698
2,766	Quintana Maritime Ltd. (Marshall Islands)	67,601
1,239	Raven Industries, Inc.	37,195
1,041	RBC Bearings, Inc.*	31,168
3,394	Regal-Beloit Corp.	128,700
5,967	Republic Airways Holdings, Inc.*	119,101
1,938	Resources Connection, Inc.	40,562
1,949	Robbins & Myers, Inc.	129,180
6,045	Rollins, Inc.	107,541
4,354	Roper Industries, Inc.	243,476
9,705	Rush Enterprises, Inc., Class A*	162,850
3,143	Schawk, Inc.	45,133
3,835	School Specialty, Inc.*	124,484

2,737	Seaspan Corp. (Marshall Islands)	$82,493
3,604	Simpson Manufacturing Co., Inc.	99,290
7,721	Skywest, Inc.	200,900
23,391	Spherion Corp.*	156,252
10,788	Standard Register (The) Co.	104,859
2,943	Standex International Corp.	53,533
3,713	Stericycle, Inc.*	220,032
685	SunPower Corp., Class A*	47,327
4,840	Superior Essex, Inc.*	116,402
5,651	TAL International Group, Inc.	124,435
2,120	Taser International, Inc.*	24,359
3,386	Teledyne Technologies, Inc.*	174,819
4,485	TeleTech Holdings, Inc.*	88,489
2,209	Tennant Co.	72,875
7,028	Tetra Tech, Inc.*	138,381
4,304	Thomas & Betts Corp.*	194,756
3,236	Toro (The) Co.	159,664
9,341	TransDigm Group, Inc.*	386,530
5,551	Tredegar Corp.	76,937
2,548	Triumph Group, Inc.	137,592
11,822	TrueBlue, Inc.*	168,700
7,470	UAP Holding Corp.	286,400
3,363	Universal Forest Products, Inc.	121,741
3,560	US Airways Group, Inc.*	49,164
4,350	UTi Worldwide, Inc. (British Virgin Islands)	81,345
2,223	Valmont Industries, Inc.	186,065
5,049	Viad Corp.	135,061
3,393	Vicor Corp.	41,768
4,702	Volt Information Sciences, Inc.*	87,786
4,664	Wabash National Corp.	42,862
3,172	Wabtec Corp.	109,085
7,925	Walter Industries, Inc.	332,215
6,505	Waste Connections, Inc.*	189,686
2,850	Watsco, Inc.	105,108
1,821	Watson Wyatt Worldwide, Inc., Class A	89,502
4,545	Watts Water Technologies, Inc., Class A	134,941
2,947	Woodward Governor Co.	185,013
9,150	Xerium Technologies, Inc.	43,554
		21,889,103
	Information Technology—14.2%
35,741	3Com Corp.*	147,610
1,768	ACI Worldwide, Inc*	26,343
552	Acme Packet, Inc.*	5,310
2,587	Actel Corp.*	30,811
9,586	Acxiom Corp.	101,707
28,188	Adaptec, Inc.*	87,947
9,806	ADC Telecommunications, Inc.*	145,031
6,393	ADTRAN, Inc.	133,038
2,552	Advanced Analogic Technologies, Inc.*	17,200
2,403	Advanced Energy Industries, Inc.*	25,976
1,094	Advent Software, Inc.*	49,405
5,990	Agilysys, Inc.	91,168
1,473	Akamai Technologies, Inc.*	44,485
17,259	AMIS Holdings, Inc.*	126,163
6,722	Amphenol Corp., Class A	268,478
15	ANADIGICS, Inc.*	150
375	Ansoft Corp.*	7,965
1,966	Ansys, Inc.*	68,633
4,714	Applied Micro Circuits Corp.*	37,853
4,887	Ariba, Inc.*	48,723

10,185	Arris Group, Inc.*	$89,526
13,403	ASE Test Ltd. (Singapore)*	191,931
2,565	Aspen Technology, Inc.*	36,038
3,916	Asyst Technologies, Inc.*	11,552
948	Atheros Communications, Inc.*	25,890
2,171	ATMI, Inc.*	57,097
5,294	Autodesk, Inc.*	217,848
4,374	Avid Technology, Inc.*	113,374
3,716	Avocent Corp.*	61,686
9,095	Axcelis Technologies, Inc.*	36,289
277	Bankrate, Inc.*	15,022
25,900	BearingPoint, Inc.*	50,764
2,782	Black Box Corp.	92,529
1,056	Blackbaud, Inc.	29,220
682	Blackboard, Inc.*	23,856
10,853	Borland Software Corp.*	27,133
14,251	Brightpoint, Inc.*	181,273
14,156	Brocade Communications Systems, Inc.*	97,535
3,469	Brooks Automation, Inc.*	42,634
2,506	Cabot Microelectronics Corp.*	86,657
3,558	CACI International, Inc., Class A*	155,093
5,747	CDC Corp., Class A (Cayman Islands)*	24,022
6,406	Checkpoint Systems, Inc.*	152,207
17,616	ChipMOS TECHNOLOGIES Ltd. (Bermuda)*	62,361
14,828	Ciber, Inc.*	71,471
1,567	Ciena Corp.*	42,513
4,715	Cirrus Logic, Inc.*	20,039
2,466	CMGI, Inc.*	31,811
5,568	CNET Networks, Inc.*	43,932
5,527	Cogent, Inc.*	54,496
3,163	Cognex Corp.	48,394
3,359	Cognizant Technology Solutions Corp., Class A*	93,716
2,162	Cohu, Inc.	32,322
4,131	CommScope, Inc.*	183,210
158	Commvault Systems, Inc.*	2,942
1,988	Comtech Group, Inc.*	21,391
1,394	Comtech Telecommunications Corp.*	62,451
382	Concur Technologies, Inc.*	13,393
18,397	Conexant Systems, Inc.*	12,694
18,180	Credence Systems Corp.*	23,816
8,583	Cree, Inc.*	253,629
4,241	CSG Systems International, Inc.*	54,115
5,614	CTS Corp.	59,508
2,030	Cymer, Inc.*	54,830
10,679	Cypress Semiconductor Corp.*	226,929
1,249	Daktronics, Inc.	25,592
950	DealerTrack Holdings, Inc.*	25,612
991	Digital River, Inc.*	37,163
1,896	Diodes, Inc.*	43,892
76	DivX, Inc.*	1,083
3,482	Dolby Laboratories, Inc., Class A*	150,039
3,164	DSP Group, Inc.*	36,228
6,037	Dycom Industries, Inc.*	142,594
26,540	EarthLink, Inc.*	180,737
2,928	Echelon Corp.*	38,474
3,011	Electro Scientific Industries, Inc.*	49,501
5,479	Electronics for Imaging, Inc.*	80,870
6,128	Emulex Corp.*	95,597
11,483	Entegris, Inc.*	88,419
2,886	Epicor Software Corp.*	31,890
2,389	EPIQ Systems, Inc.*	35,238
788	Equinix, Inc.*	59,518

6,282	eSpeed, Inc., Class A*	$73,499
2,455	Euronet Worldwide, Inc.*	64,910
5,693	Exar Corp.*	46,740
1,116	Excel Technology, Inc.*	28,525
782	ExlService Holdings, Inc.*	14,842
12,516	Extreme Networks, Inc.*	43,180
1,884	F5 Networks, Inc.*	44,331
1,279	Factset Research Systems, Inc.	71,534
3,565	Fair Isaac Corp.	90,908
443	FalconStor Software, Inc.*	3,907
2,779	FEI Co.*	62,972
3,994	Finisar Corp.*	6,390
5,880	FLIR Systems, Inc.*	178,046
1,267	FormFactor, Inc.*	30,687
1,465	Forrester Research, Inc.*	35,160
9,526	Foundry Networks, Inc.*	131,459
5,446	Gartner, Inc.*	80,873
3,872	Gevity HR, Inc.	27,181
1,118	GigaMedia Ltd. (Singapore)*	19,509
4,594	Global Cash Access Holdings, Inc.*	27,564
3,294	Global Payments, Inc.	123,196
2,990	Harmonic, Inc.*	32,651
2,110	Heartland Payment Systems, Inc.	51,231
738	Hittite Microwave Corp.*	29,387
602	Hughes Communications, Inc.*	30,913
5,869	Hutchinson Technology, Inc.*	92,554
5,206	Imation Corp.	134,887
3,461	Informatica Corp.*	66,832
4,344	InfoSpace, Inc.	41,311
6,213	infoUSA, Inc.	54,612
9,513	Integrated Device Technology, Inc.*	70,872
782	InterDigital, Inc.*	15,804
6,417	Intermec, Inc.*	127,827
657	Internap Network Services Corp.*	5,795
2,459	Interwoven, Inc.*	31,156
1,478	Itron, Inc.*	121,787
4,251	Ixia*	31,457
1,700	j2 Global Communications, Inc.*	37,247
5,448	Jack Henry & Associates, Inc.	133,912
3,782	JDA Software Group, Inc.*	67,282
21,872	KEMET Corp.*	113,953
226	Knot (The), Inc.*	3,309
5,315	Kopin Corp.*	17,912
12,242	Lattice Semiconductor Corp.*	32,441
7,878	Lawson Software, Inc.*	68,460
2,070	Littelfuse, Inc.*	62,907
2,940	Loral Space & Communications, Inc.*	78,145
3,358	Macrovision Corp.*	56,381
1,967	Magma Design Automation, Inc.*	22,424
1,819	Manhattan Associates, Inc.*	45,093
3,384	ManTech International Corp., Class A*	138,406
8,284	MasTec, Inc.*	69,171
2,921	MAXIMUS, Inc.	103,053
4,023	MEMC Electronic Materials, Inc.*	287,485
8,063	Mentor Graphics Corp.*	66,520
3,981	Mercury Computer Systems, Inc.*	33,042
6,626	Methode Electronics, Inc.	80,307
4,871	Micrel, Inc.	29,713
1,645	MICROS Systems, Inc.*	101,299
2,950	Microsemi Corp.*	67,024
412	MicroStrategy, Inc., Class A*	30,043
599	Midway Games, Inc.*	1,312

5,030	MKS Instruments, Inc.*	$93,558
1,129	Monolithic Power Systems, Inc.*	17,658
14,640	MPS Group, Inc.*	147,132
4,177	MSC.Software Corp.*	54,217
1,545	MTS Systems Corp.	51,927
2,368	Multi-Fineline Electronix, Inc.*	31,187
9,257	Nam Tai Electronics, Inc. (British Virgin Islands)*	77,944
3,833	National Instruments, Corp.	102,954
3,158	NAVTEQ*	233,376
1,582	Net 1 UEPS Technologies, Inc.*	45,372
2,088	NETGEAR, Inc.*	55,666
182	Netlogic Microsystems, Inc.*	4,732
1,537	NeuStar, Inc., Class A*	45,664
2,353	Newport Corp.*	24,707
1,131	Novatel Wireless, Inc.*	18,096
5,806	Nuance Communications, Inc.*	92,257
956	Omniture, Inc.*	23,632
5,481	Omnivision Technologies, Inc.*	77,611
13,399	ON Semiconductor Corp.*	86,826
4,077	Openwave Systems, Inc.	8,439
3,197	Orbotech Ltd. (Israel)*	54,797
1,766	OSI Systems, Inc.*	41,201
8,222	Palm, Inc.	44,563
6,067	Parametric Technology Corp.*	99,802
2,182	Park Electrochemical Corp.	51,670
667	Perficient, Inc.*	9,265
2,325	Pericom Semiconductor Corp.*	31,527
8,775	Photronics, Inc.*	106,967
4,153	Plantronics, Inc.	79,322
7,411	Plexus Corp.*	167,414
8,552	PMC - Sierra, Inc.*	40,109
5,070	Polycom, Inc.*	128,018
18,850	Powerwave Technologies, Inc.*	71,630
3,045	Progress Software Corp.*	89,888
9,906	QLogic Corp.*	141,656
540	Quality Systems, Inc.	16,411
62,008	Quantum Corp.*	142,618
7,473	Quest Software, Inc.*	111,721
1,254	Rackable Systems, Inc.*	10,483
3,254	Rambus, Inc.*	63,323
11,866	RealNetworks, Inc.*	69,179
1,919	Red Hat, Inc.*	35,847
4,757	Renaissance Learning, Inc.	65,551
17,007	RF Micro Devices, Inc.*	54,933
236	Riverbed Technology, Inc.*	5,275
2,265	Rofin-Sinar Technologies, Inc.*	96,285
1,330	Rogers Corp.*	41,509
1,558	Rudolph Technologies, Inc.*	15,970
9,079	S1 Corp.*	51,387
2,402	Saifun Semiconductors Ltd. (Israel)*	20,633
717	Salesforce.com, Inc.*	37,485
5,456	Sapient Corp.*	38,247
3,946	ScanSource, Inc.*	124,930
2,659	Secure Computing Corp.*	23,798
5,199	Semtech Corp.*	66,391
3,143	Silicon Image, Inc.*	13,892
3,356	Silicon Laboratories, Inc.*	104,841
10,894	Silicon Storage Technology, Inc.*	30,939
1,556	SINA Corp. (Cayman Islands)*	61,773
1,901	Sirf Technology Holdings, Inc.*	29,104
21,755	Skyworks Solutions, Inc.*	175,128
1,157	Sohu.com, Inc.*	53,835

1,114	Sonic Solutions, Inc.*	$9,981
4,835	SonicWALL, Inc.*	42,451
3,840	Sonus Networks, Inc.*	15,706
1,166	SPSS, Inc.*	38,536
4,412	SRA International, Inc., Class A*	121,021
1,784	Standard Microsystems Corp.*	53,377
477	Supertex, Inc.*	9,406
8,260	Sybase, Inc.*	233,097
17,764	Sycamore Networks, Inc.*	60,042
4,595	Sykes Enterprises, Inc.*	72,555
1,588	Synaptics, Inc.*	42,082
635	Synchronoss Technologies, Inc.*	13,526
2,679	Syntel, Inc.	79,379
10,621	Take-Two Interactive Software, Inc.*	174,609
800	Taleo Corp., Class A*	16,904
3,736	Technitrol, Inc.	84,658
6,863	Tekelec*	82,287
804	Tessera Technologies, Inc.*	31,493
4,575	THQ, Inc.*	82,396
13,097	TIBCO Software, Inc.*	97,442
3,464	TNS, Inc.	61,209
678	Trident Microsystems, Inc.*	3,410
5,504	Trimble Navigation Ltd.*	145,581
16,511	Triquint Semiconductor, Inc.*	78,262
2,239	Tyler Technologies, Inc.*	29,958
222	Ultimate Software Group, Inc.*	6,005
5,416	United Online, Inc.	60,497
16	Universal Display Corp.*	259
3,240	ValueClick, Inc.*	70,729
3,741	Varian Semiconductor Equipment Associates, Inc.*	120,498
337	Vasco Data Security International, Inc.*	6,393
2,859	Veeco Instruments, Inc.*	40,483
1,889	VeriFone Holdings, Inc.*	36,968
2,340	Verigy Ltd. (Singapore)*	48,859
1,499	Viasat, Inc.*	31,134
2,132	Vignette Corp.*	29,997
472	VistaPrint Ltd. (Bermuda)*	17,563
1,721	Websense, Inc.*	35,281
4,986	Wind River Systems, Inc.*	41,833
1,966	Wright Express Corp.*	58,862
1,486	Xyratex Ltd. (Bermuda)*	26,822
4,581	Zebra Technologies Corp., Class A*	140,683
4,690	Zoran Corp.*	55,342
		16,286,760
	Materials—6.0%
7,546	A. Schulman, Inc.	153,863
2,612	AM Castle & Co.	55,322
2,399	AMCOL International Corp.	58,823
1,907	Apex Silver Mines Ltd. (Cayman Islands)*	27,175
6,575	AptarGroup, Inc.	248,009
5,057	Arch Chemicals, Inc.	170,269
1,091	Brush Engineered Materials, Inc.*	31,224
9,787	Buckeye Technologies, Inc.*	128,699
3,230	Carpenter Technology Corp.	199,097
2,802	Century Aluminum Co.*	145,676
4,426	CF Industries Holdings, Inc.	473,273
2,394	Cleveland-Cliffs, Inc.	243,805
16,443	Coeur d’Alene Mines Corp.*	75,145
4,528	Compass Minerals International, Inc.	192,078
775	Deltic Timber Corp.	41,354

3,739	Eagle Materials, Inc.	$140,960
4,261	Esmark, Inc.*	42,823
10,562	Ferro Corp.	186,736
10,021	Georgia Gulf Corp.	78,164
8,700	Glatfelter	125,802
7,482	H.B. Fuller Co.	155,326
6,245	Headwaters, Inc.*	70,381
3,280	Hecla Mining Co.*	30,504
3,549	Innospec, Inc.	55,968
2,358	Metal Management, Inc.	117,145
2,527	Minerals Technologies, Inc.	137,469
6,027	Myers Industries, Inc.	70,817
2,332	Neenah Paper, Inc.	63,197
2,682	NewMarket Corp.	144,506
18,921	NL Industries, Inc.	212,861
4,368	OM Group, Inc.*	250,636
29,555	PolyOne Corp.*	182,059
4,917	Quanex Corp.	257,701
6,322	Rock-Tenn Co., Class A	180,746
622	Royal Gold, Inc.	18,697
790	RTI International Metals, Inc.*	43,648
2,541	Schnitzer Steel Industries, Inc., Class A	143,973
4,173	Schweitzer-Mauduit International, Inc.	99,484
8,772	Sensient Technologies Corp.	232,984
5,578	Spartech Corp.	82,164
3,333	Stepan Co.	99,657
8,708	Stillwater Mining Co.*	90,737
2,220	Symyx Technologies, Inc.*	14,563
11,114	Terra Industries, Inc.*	500,909
3,193	Texas Industries, Inc.	180,947
7,658	Titanium Metals Corp.	166,485
4,045	Tronox, Inc., Class A	29,529
4,992	Tronox, Inc., Class B	36,541
7,434	W.R. Grace & Co.*	168,157
10,011	Wausau Paper Corp.	89,598
7,534	Westlake Chemical Corp.	151,433
393	Zoltek Cos., Inc.*	14,345
		6,911,464
	Telecommunication Services—1.9%
4,459	Alaska Communications Systems Group, Inc.	62,604
339	Cbeyond, Inc.*	11,438
16,655	Centennial Communications Corp.*	95,267
652	Cogent Communications Group, Inc.*	13,346
82	Consolidated Communications Holdings, Inc.	1,282
4,540	FairPoint Communications, Inc.	48,215
7,025	General Communication, Inc., Class A*	50,650
2,561	Global Crossing Ltd. (Bermuda)*	55,113
3,696	Golden Telecom, Inc.	379,615
3,429	IDT Corp.	22,289
12,900	IDT Corp., Class B	89,526
4,553	Iowa Telecommunications Services, Inc.	70,207
796	iPCS, Inc.	20,481
3,191	Leap Wireless International, Inc.*	131,948
3,026	Millicom International Cellular S.A. (Luxembourg)*	320,574
4,720	NTELOS Holdings Corp.	100,442
7,929	Premiere Global Services, Inc.*	96,655
2,035	SBA Communications Corp., Class A*	60,256
3,369	SureWest Communications	52,085
17,364	Syniverse Holdings, Inc.*	274,178
7,489	Time Warner Telecom, Inc., Class A*	130,908
8,316	USA Mobility, Inc.	99,875
		2,186,954

	Utilities—1.6%
2,248	American States Water Co.	$77,511
2,736	California Water Service Group	95,295
2,860	Central Vermont Public Service Corp.	83,312
4,048	CH Energy Group, Inc.	156,212
8,438	El Paso Electric Co.*	197,702
6,157	Empire District Electric (The) Co.	136,501
1,407	ITC Holdings Corp.	74,346
5,722	Laclede Group (The), Inc.	192,145
4,114	MGE Energy, Inc.	134,775
4,595	Northwest Natural Gas Co.	217,526
1,730	Ormat Technologies, Inc.	75,203
5,605	Otter Tail Corp.	182,555
1,724	SJW Corp.	52,117
4,286	South Jersey Industries, Inc.	150,139
		1,825,339
	Total Common Stocks (Cost $131,299,836)	114,368,285

	Money Market Funds—0.2%
38,297	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	38,297
186,505	Liquid Assets Portfolio Private Class**	186,505

	Total Money Market Funds (Cost $224,802)	224,802

	Total Investments (Cost $131,524,638)(a)—99.5%	114,593,087
	Other assets less liabilities—0.5%	567,913

	Net Assets—100.0%	$115,161,000

REIT	Real Estate Investment Trust.
*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $131,787,436. The net unrealized depreciation was $17,194,349 which consisted of aggregate gross unrealized appreciation of $5,994,001 and aggregate gross unrealized depreciation of $23,188,350.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$109,153,717	94.8%
Bermuda	2,544,654	2.2
Marshall Islands	941,003	0.8
Cayman Islands	420,422	0.4
Luxemborg	320,574	0.3
Panama	279,164	0.2
Singapore	260,299	0.2
Netherlands	190,938	0.2
Canada	186,035	0.2
British Virgin Islands	159,289	0.1
Israel	93,740	0.1
Bahamas	43,252	0.0

Total investments	114,593,087	99.5
Other assets less liabilities	567,913	0.5

Net Assets	$115,161,000	100.0%

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.5%
	Chemicals—57.2%
4,576	Air Products & Chemicals, Inc.	$411,932
1,350	Airgas, Inc.	62,654
1,398	Albemarle Corp.	50,692
3,082	Ashland, Inc.	140,323
1,841	Cabot Corp.	54,733
5,763	Celanese Corp., Series A	214,268
7,807	Chemtura Corp.	52,307
1,036	Cytec Industries, Inc.	58,648
34,851	Dow Chemical (The) Co.	1,347,340
26,348	E.I. du Pont de Nemours & Co.	1,190,403
3,560	Eastman Chemical Co.	235,209
3,520	Ecolab, Inc.	169,840
2,184	FMC Corp.	116,101
3,222	Hercules, Inc.	56,482
14,979	Huntsman Corp.	363,091
2,016	International Flavors & Fragrances, Inc.	85,902
2,135	Lubrizol Corp.	112,322
5,814	Monsanto Co.	653,726
3,717	Mosaic (The) Co.*	338,284
3,454	Olin Corp.	70,772
5,949	PPG Industries, Inc.	393,169
5,112	Praxair, Inc.	413,612
3,724	Rockwood Holdings, Inc.*	109,337
5,961	Rohm & Haas Co.	318,019
3,919	RPM International, Inc.	84,807
1,898	Sigma-Aldrich Corp.	94,255
2,357	Valhi, Inc.	38,891
2,879	Valspar (The) Corp.	57,666
473	Zep, Inc.	7,814
		7,302,599
	Coal—4.8%
1,876	Arch Coal, Inc.	82,544
2,197	CONSOL Energy, Inc.	160,381
2,240	Foundation Coal Holdings, Inc.	117,152
2,287	Massey Energy Co.	85,030
284	Patriot Coal Corp.*	11,289
2,843	Peabody Energy Corp.	153,579
		609,975
	Forest Products & Paper—11.5%
7,558	AbitibiBowater, Inc.	187,212
22,812	International Paper Co.	735,687
7,977	Weyerhaeuser Co.	540,202
		1,463,101

	Household Products/Wares—1.1%
2,846	Avery Dennison Corp.	$147,480

	Iron/Steel—6.8%
2,891	AK Steel Holding Corp.*	138,132
670	Allegheny Technologies, Inc.	47,168
4,725	Nucor Corp.	273,105
1,324	Reliance Steel & Aluminum Co.	65,154
1,353	Steel Dynamics, Inc.	70,559
2,655	United States Steel Corp.	271,102
		865,220
	Metal Fabricate/Hardware—1.1%
2,805	Commercial Metals Co.	79,522
3,684	Worthington Industries, Inc.	60,381
		139,903
	Mining—17.0%
27,671	Alcoa, Inc.	915,910
5,784	Freeport-McMoRan Copper & Gold, Inc., Class B	514,949
7,032	Newmont Mining Corp.	382,119
3,457	Southern Copper Corp.	324,405
5,034	USEC, Inc.*	40,624
		2,178,007
	Total Common Stocks
	(Cost $12,106,477)	12,706,285

	Money Market Funds—0.7%
14,977	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	14,977
69,325	Liquid Assets Portfolio Private Class**	69,325

	Total Money Market Funds
	(Cost $84,302)	84,302

	Total Investments
	(Cost $12,190,779)(a)—100.2%	12,790,587
	Liabilities in excess of other assets—(0.2%)	(19,350)

	Net Assets—100.0%	$12,771,237

*	Non-income producing security.
**	Affiliated investment.

(a)

 At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was  substantially the same. The net unrealized appreciation was $599,808 which consisted of aggregate gross  unrealized appreciation of $1,361,892 and aggregate gross unrealized depreciation of $762,084.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.5%
	Agriculture—17.2%
6,767	Altria Group, Inc.	$513,073
1,976	Archer-Daniels-Midland Co.	87,043
493	Bunge Ltd. (Bermuda)	58,406
502	Carolina Group	41,229
1,136	Reynolds American, Inc.	71,943
179	Universal Corp.	8,916
453	UST, Inc.	23,538
		804,148
	Apparel—2.6%
163	Coach, Inc.*	5,224
655	Hanesbrands, Inc.*	16,775
488	Jones Apparel Group, Inc.	8,198
182	Kellwood Co.	3,636
297	Liz Claiborne, Inc.	6,501
872	NIKE, Inc., Class B	53,856
203	Timberland (The) Co., Class A*	3,331
297	VF Corp.	22,979
		120,500
	Auto Manufacturers—14.4%
62,166	Ford Motor Co.*	412,783
9,259	General Motors Corp.	262,122
		674,905
	Auto Parts & Equipment—5.7%
394	American Axle & Manufacturing Holdings, Inc.	8,570
887	ArvinMeritor, Inc.	12,045
307	Autoliv, Inc.	15,335
310	BorgWarner, Inc.	15,689
609	Cooper Tire & Rubber Co.	10,396
1,442	Goodyear Tire & Rubber (The) Co.*	36,295
1,788	Johnson Controls, Inc.	63,242
870	Lear Corp.*	25,543
401	Tenneco, Inc.*	10,614
2,343	TRW Automotive Holdings Corp.*	53,725
2,976	Visteon Corp.*	11,904
132	WABCO Holdings, Inc.	5,318
		268,676
	Beverages—12.6%
1,719	Anheuser-Busch Cos., Inc.	79,968
139	Brown-Forman Corp., Class B	8,754
3,131	Coca-Cola (The) Co.	185,262
2,640	Coca-Cola Enterprises, Inc.	60,905
629	Constellation Brands, Inc., Class A*	13,146
544	Molson Coors Brewing Co., Class B	24,300
845	Pepsi Bottling Group (The), Inc.	29,448

545	PepsiAmericas, Inc.	$13,429
2,559	PepsiCo, Inc.	174,498
		589,710
	Cosmetics/Personal Care—6.4%
475	Alberto-Culver Co.	12,725
799	Avon Products, Inc.	27,981
845	Colgate-Palmolive Co.	65,065
464	Estee Lauder (The) Cos., Inc., Class A	19,581
2,664	Procter & Gamble (The) Co.	175,691
		301,043
	Distribution/Wholesale—0.6%
636	Genuine Parts Co.	27,939

	Electrical Components & Equipment—0.2%
103	Energizer Holdings, Inc.*	9,643

	Electronics—0.2%
119	Garmin Ltd. (Cayman Islands)	8,586

	Food—27.9%
850	Campbell Soup Co.	26,869
440	Chiquita Brands International, Inc.*	8,219
2,826	ConAgra Foods, Inc.	60,843
248	Corn Products International, Inc.	8,382
576	Dean Foods Co.	16,128
853	Del Monte Foods Co.	7,651
930	Fresh Del Monte Produce, Inc. (Cayman Islands)	29,797
1,003	General Mills, Inc.	54,774
1,117	H.J. Heinz Co.	47,540
451	Hershey (The) Co.	16,326
387	Hormel Foods Corp.	14,992
155	J.M. Smucker (The) Co.	7,243
1,053	Kellogg Co.	50,439
26,959	Kraft Foods, Inc., Class A	788,819
269	McCormick & Co., Inc.	9,071
279	Pilgrim’s Pride Corp.	6,816
4,219	Sara Lee Corp.	59,319
3	Seaboard Corp.	3,856
883	Smithfield Foods, Inc.*	24,592
2,672	Tyson Foods, Inc., Class A	38,076
485	Wm. Wrigley Jr. Co.	27,854
		1,307,606
	Hand/Machine Tools—0.8%
193	Black & Decker (The) Corp.	14,000
181	Snap-On, Inc.	8,891
254	Stanley Works (The)	13,045
		35,936
	Home Builders—3.0%
240	Beazer Homes USA, Inc.	2,093
596	Centex Corp.	16,557
1,272	D.R. Horton, Inc.	21,941
461	Hovnanian Enterprises, Inc., Class A*	4,559
387	KB Home	10,643

674	Lennar Corp., Class A	$13,884
241	M.D.C. Holdings, Inc.	11,151
171	Meritage Homes Corp.*	2,745
22	NVR, Inc.*	13,893
1,111	Pulte Homes, Inc.	18,154
223	Ryland Group, Inc.	7,517
414	Standard-Pacific Corp.	1,577
634	Toll Brothers, Inc.*	14,760
372	WCI Communities, Inc.*	2,251
		141,725
	Home Furnishings—0.9%
407	Furniture Brands International, Inc.	3,887
70	Harman International Industries, Inc.	3,260
410	La-Z-Boy, Inc.	3,124
360	Whirlpool Corp.	30,640
		40,911
	Household Products/Wares—2.6%
462	ACCO Brands Corp.*	6,260
320	Clorox (The) Co.	19,622
1,213	Kimberly-Clark Corp.	79,634
131	Scotts Miracle-Gro (The) Co., Class A	5,114
637	Spectrum Brands, Inc.*	2,988
260	Tupperware Brands Corp.	9,620
		123,238
	Housewares—0.5%
994	Newell Rubbermaid, Inc.	23,975

	Leisure Time—0.6%
432	Brunswick Corp.	8,204
358	Harley-Davidson, Inc.	14,528
112	Polaris Industries, Inc.	4,865
		27,597
	Machinery-Diversified—0.1%
238	Briggs & Stratton Corp.	4,962

	Miscellaneous Manufacturing—1.3%
2,227	Eastman Kodak Co.	44,385
773	Leggett & Platt, Inc.	14,702
		59,087
	Office Furnishings—0.3%
129	HNI Corp.	4,342
528	Steelcase, Inc., Class A	8,094
		12,436
	Pharmaceuticals—0.1%
115	NBTY, Inc.*	2,785

	Software—0.5%
330	Activision, Inc. *	8,537

345	Electronic Arts, Inc.*	$16,343
		24,880
	Textiles—0.4%
246	Mohawk Industries, Inc.*	19,660

	Toys/Games/Hobbies—0.6%
419	Hasbro, Inc.	10,881
924	Mattel, Inc.	19,414
		30,295
	Total Common Stocks
	(Cost $4,880,496)	4,660,243

	Money Market Funds—2.7%
59	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	59
127,975	Liquid Assets Portfolio Private Class**	127,975

	Total Money Market Funds
	(Cost $128,034)	128,034

	Total Investments
	(Cost $5,008,530)(a)—102.2%	4,788,277
	Liabilities in excess of other assets—(2.2%)	(104,886)

	Net Assets—100.0%	$4,683,391

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $5,009,652. The net unrealized depreciation was $221,375 which consisted of aggregate gross unrealized appreciation of $284,765 and aggregate gross unrealized depreciation of $506,140.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$4,691,488	100.2%
Bermuda	58,406	1.2
Cayman Islands	38,383	0.8

Total investments	4,788,277	102.2
Liabilities in excess of other assets	(104,886)	(2.2)

Net Assets	$4,683,391	100.0%

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—97.3%
	Advertising—1.4%
496	Clear Channel Outdoor Holdings, Inc., Class A*	$11,021
117	Getty Images, Inc.*	2,925
1,575	Interpublic Group of Cos., Inc.*	14,065
152	Lamar Advertising Co., Class A	6,554
716	Omnicom Group, Inc.	32,485
		67,050
	Airlines—1.1%
197	Alaska Air Group, Inc.*	4,984
896	AMR Corp.*	12,490
556	Continental Airlines, Inc., Class B*	15,129
1,853	Southwest Airlines Co.	21,736
		54,339
	Commercial Services—4.6%
183	Apollo Group, Inc., Class A*	14,592
3,647	Avis Budget Group, Inc.*	48,687
248	Career Education Corp.*	5,392
185	Dollar Thrifty Automotive Group*	4,516
1,180	H&R Block, Inc.	22,739
286	Live Nation, Inc.*	3,117
1,673	McKesson Corp.	105,047
486	Rent-A-Center, Inc.*	8,311
786	Service Corp. International	9,456
		221,857
	Entertainment—1.3%
375	International Game Technology	16,001
2,239	Regal Entertainment Group, Class A	41,511
1,189	Six Flags, Inc.*	2,319
420	Warner Music Group Corp.	3,339
		63,170
	Food—7.2%
473	Great Atlantic & Pacific Tea Co., Inc.*	14,129
5,081	Kroger (The) Co.	129,310
234	Nash Finch Co.	8,349
404	Performance Food Group Co.*	12,779
258	Ruddick Corp.	8,793
2,171	Safeway, Inc.	67,279
1,175	SUPERVALU, Inc.	35,321
1,969	Sysco Corp.	57,199
159	Weis Markets, Inc.	5,945

208	Whole Foods Market, Inc.	$8,204
		347,308
	Household Products/Wares—0.1%
335	American Greetings Corp., Class A	6,874

	Internet—2.9%
341	Amazon.com, Inc.*	26,496
1,244	eBay, Inc.*	33,451
848	Expedia, Inc.*	19,521
1,002	IAC/InterActiveCorp*	25,992
2,204	Liberty Media Corp. Interactive, Series A*	35,065
		140,525
	Leisure Time—2.3%
1,765	Carnival Corp. (Panama)	78,525
785	Royal Caribbean Cruises Ltd. (Liberia)	31,620
		110,145
	Lodging—1.9%
168	Boyd Gaming Corp.	4,491
84	Las Vegas Sands Corp.*	7,364
401	Marriott International, Inc., Class A	14,420
446	MGM MIRAGE*	32,656
492	Starwood Hotels & Resorts Worldwide, Inc.	22,263
414	Wyndham Worldwide Corp.	9,754
		90,948
	Media—21.8%
560	Belo Corp., Class A	9,302
467	Cablevision Systems Corp., Class A*	10,965
3,825	CBS Corp., Class B	96,352
4,159	Charter Communications, Inc., Class A*	4,866
1,471	Clear Channel Communications, Inc.	45,174
5,128	Comcast Corp., Class A*	93,124
2,574	Comcast Corp., Special Class A*	46,306
1,680	DIRECTV Group (The), Inc.*	37,934
810	Discovery Holding Co., Class A*	18,808
503	DISH Network Corp., Class A*	14,205
308	E.W. Scripps Co., Class A	12,542
916	Gannett Co., Inc.	33,892
308	Hearst-Argyle Television, Inc.	6,563
1,608	Idearc, Inc.	26,146
484	Liberty Global, Inc., Series A*	19,558
503	Liberty Global, Inc., Series C*	18,712
110	Liberty Media Corp. - Capital, Series A*	11,838
229	McClatchy Co., Class A	2,466
535	McGraw-Hill (The) Cos., Inc.	22,877
101	Meredith Corp.	4,746
702	New York Times (The) Co., Class A	11,751
3,406	News Corp., Class A	64,373
1,569	News Corp., Class B	30,501

343	Scholastic Corp.*	$11,755
13,228	Time Warner, Inc.	208,210
1,345	Viacom, Inc., Class B*	52,132
4,049	Walt Disney (The) Co.	121,187
22	Washington Post (The) Co., Class B	16,368
		1,052,653
	Pharmaceuticals—3.0%
1,159	AmerisourceBergen Corp.	54,067
1,421	Cardinal Health, Inc.	82,376
342	Omnicare, Inc.	7,572
		144,015
	Retail—49.3%
116	Abercrombie & Fitch Co., Class A	9,244
316	Advance Auto Parts, Inc.	11,275
232	American Eagle Outfitters, Inc.	5,343
180	AnnTaylor Stores Corp.*	4,527
462	Asbury Automotive Group, Inc.	6,551
2,336	AutoNation, Inc.*	38,030
152	AutoZone, Inc.*	18,374
304	Barnes & Noble, Inc.	10,321
430	Bed Bath & Beyond, Inc.*	13,863
930	Best Buy Co., Inc.	45,393
428	Big Lots, Inc.*	7,430
516	BJ’s Wholesale Club, Inc.*	16,739
2,748	Blockbuster, Inc., Class A*	8,574
1,622	Blockbuster, Inc., Class B*	4,461
417	Borders Group, Inc.	4,695
323	Brinker International, Inc.	6,011
295	Burger King Holdings, Inc.	7,773
296	CarMax, Inc.*	6,601
137	CBRL Group, Inc.	4,284
637	Charming Shoppes, Inc.*	4,109
993	Circuit City Stores, Inc.	5,402
276	Collective Brands, Inc.*	4,863
1,491	Costco Wholesale Corp.	101,299
3,691	CVS Caremark Corp.	144,206
325	Darden Restaurants, Inc.	9,204
545	Dillard’s, Inc., Class A	10,807
292	Dollar Tree Stores, Inc.*	8,179
485	Family Dollar Stores, Inc.	10,200
677	Foot Locker, Inc.	9,268
300	GameStop Corp., Class A*	15,519
2,639	Gap (The), Inc.	50,458
243	Group 1 Automotive, Inc.	6,425
4,889	Home Depot (The), Inc.	149,945
704	J. C. Penney Co., Inc.	33,377
193	Jack in the Box, Inc.*	5,641
671	Kohl’s Corp.*	30,624
1,432	Limited Brands, Inc.	27,337
211	Longs Drug Stores Corp.	9,708
3,148	Lowe’s Cos., Inc.	83,233
1,250	Macy’s, Inc.	34,550

2,656	McDonald’s Corp.	$142,229
378	Nordstrom, Inc.	14,704
1,065	Office Depot, Inc.*	15,794
402	OfficeMax, Inc.	9,958
233	O’Reilly Automotive, Inc.*	6,857
160	Pantry (The), Inc.*	4,650
702	Penske Automotive Group, Inc.	12,748
375	PEP Boys-Manny, Moe & Jack	4,099
275	PetSmart, Inc.	6,289
969	Pier 1 Imports, Inc.*	6,638
116	Polo Ralph Lauren Corp.	7,028
539	RadioShack Corp.	9,352
5,660	Rite Aid Corp.*	16,754
324	Ross Stores, Inc.	9,445
987	Saks, Inc.*	17,815
904	Sally Beauty Holdings, Inc.*	7,377
468	Sears Holdings Corp.*	51,709
442	Sonic Automotive, Inc., Class A	8,862
1,404	Staples, Inc.	33,612
641	Starbucks Corp.*	12,121
259	Talbots (The), Inc.	2,505
2,215	Target Corp.	123,110
256	Tiffany & Co.	10,214
200	Tim Hortons, Inc.	6,850
1,257	TJX (The) Cos., Inc.	39,671
1,910	Walgreen Co.	67,060
13,509	Wal-Mart Stores, Inc.	687,337
423	Wendy’s International, Inc.	10,330
322	Williams-Sonoma, Inc.	8,655
897	Yum! Brands, Inc.	30,642
328	Zale Corp.*	5,379
		2,373,637
	Software—0.1%
72	Dun & Bradstreet (The) Corp.	6,623

	Telecommunications—0.1%
101	EchoStar Corp., Class A*	2,951

	Trucking & Leasing—0.2%
108	AMERCO, Inc.*	7,504

	Total Common Stocks (Cost $5,427,806)	4,689,599

	Money Market Funds—1.7%
737	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	737
79,225	Liquid Assets Portfolio Private Class**	79,225

	Total Money Market Funds (Cost $79,962)	79,962

Total Investments (Cost $5,507,768)(a)—99.0%	$4,769,561
Other assets less liabilities—1.0%	48,428

Net Assets—100.0%	$4,817,989

* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $5,508,194. The net unrealized depreciation was $738,633 which consisted of aggregate gross unrealized appreciation of $100,000 and aggregate gross unrealized depreciation of $838,633.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$4,659,416	96.7%
Panama	78,525	1.6
Liberia	31,620	0.7

Total investments	4,769,561	99.9
Other assets less liabilities	48,428	1.0

Net Assets	$4,817,989	100.0%

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Electric—0.5%
3,159	OGE Energy Corp.	$103,394

	Oil & Gas—83.6%
11,590	Anadarko Petroleum Corp.	679,058
5,823	Apache Corp.	555,747
5,982	Chesapeake Energy Corp.	222,710
35,432	Chevron Corp.	2,994,003
2,231	Cimarex Energy Co.	91,047
2,134	CNX Gas Corp.*	72,983
24,451	ConocoPhillips	1,963,904
8,094	Devon Energy Corp.	687,828
954	Diamond Offshore Drilling, Inc.	107,735
1,288	ENSCO International, Inc.	65,843
2,521	EOG Resources, Inc.	220,588
48,537	Exxon Mobil Corp.	4,193,596
3,287	Forest Oil Corp.*	148,638
1,312	Frontier Oil Corp.	46,274
8,232	Hess Corp.	747,713
19,034	Marathon Oil Corp.	891,743
3,587	Murphy Oil Corp.	263,788
4,423	Nabors Industries Ltd. (Bermuda)*	120,394
2,795	Newfield Exploration Co.*	139,415
2,041	Noble Corp. (Cayman Islands)	89,335
1,694	Noble Energy, Inc.	122,951
13,912	Occidental Petroleum Corp.	944,207
2,116	Patterson-UTI Energy, Inc.	41,431
2,415	Pioneer Natural Resources Co.	101,189
1,918	Plains Exploration & Production Co.*	93,292
3,259	Pride International, Inc.*	103,343
1,434	Rowan Cos., Inc.	48,813
1,055	Southwestern Energy Co.*	58,985
1,637	Stone Energy Corp.*	67,117
4,147	Sunoco, Inc.	257,943
3,157	Tesoro Corp.	123,281
11,494	Valero Energy Corp.	680,330
3,691	XTO Energy, Inc.	191,711
		17,136,935
	Oil & Gas Services—13.0%
3,609	Baker Hughes, Inc.	234,332
3,221	BJ Services Co.	70,057
2,290	Cameron International Corp.*	92,195
2,521	Dresser-Rand Group, Inc.*	79,916
1,263	Exterran Holdings, Inc.*	82,398
1,532	FMC Technologies, Inc.*	73,781
949	Grant Prideco, Inc.*	47,241
11,093	Halliburton Co.	367,955
3,584	National Oilwell Varco, Inc.*	215,864
8,438	Schlumberger Ltd. (Netherlands)	636,732

391	SEACOR Holdings, Inc.*	$34,486
1,974	Smith International, Inc.	107,011
2,720	Transocean, Inc. (Cayman Islands)	333,472
4,509	Weatherford International Ltd. (Bermuda)*	278,701
		2,654,141
	Pipelines—2.4%
29,393	El Paso Corp.	484,397

	Transportation—0.2%
915	Tidewater, Inc.	48,458

	Total Common Stocks (Cost $20,402,812)	20,427,325

	Money Market Funds—0.4%
1,325	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	1,325
70,870	Liquid Assets Portfolio Private Class**	70,870

	Total Money Market Funds (Cost $72,195)	72,195

	Total Investments (Cost $20,475,007)(a)—100.1%	20,499,520
	Liabilities in excess of other assets—(0.1%)	(16,184)

	Net Assets—100.0%	$20,483,336

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized appreciation was $24,513 which consisted of aggregate gross unrealized appreciation of $907,837and aggregate gross unrealized depreciation of $883,324.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$19,040,886	93.0%
Netherlands	636,732	3.1
Cayman Islands	422,807	2.1
Bermuda	399,095	1.9

Total investments	20,499,520	100.1
Liabilities in excess of other assets	(16,184)	(0.1)

Net Assets	$20,483,336	100.0%

Schedule of Investments

PowerShares FTSE RAFI Financials Sector Portfolio

January 31, 2008  (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Banks—29.5%
1,143	Associated Banc-Corp	$32,210
838	BancorpSouth, Inc.	20,548
38,536	Bank of America Corp.	1,709,071
399	Bank of Hawaii Corp.	20,098
7,765	Bank of New York Mellon (The) Corp.	362,082
5,547	BB&T Corp.	201,245
364	BOK Financial Corp.	19,831
2,178	Capital One Financial Corp.	119,376
358	City National Corp.	20,363
1,188	Colonial BancGroup (The), Inc.	18,652
1,884	Comerica, Inc.	82,180
981	Commerce Bancorp, Inc.	37,386
523	Commerce Bancshares, Inc.	23,226
386	Cullen/Frost Bankers, Inc.	21,014
5,439	Fifth Third Bancorp	147,397
1,485	First Horizon National Corp.	32,180
1,197	FirstMerit Corp.	26,777
2,374	Fremont General Corp.	7,834
1,589	Fulton Financial Corp.	20,037
3,736	Huntington Bancshares, Inc.	50,249
4,426	KeyCorp	115,740
711	M&T Bank Corp.	65,248
1,777	Marshall & Ilsley Corp.	49,578
7,588	National City Corp.	134,991
1,191	Northern Trust Corp.	87,372
2,998	PNC Financial Services Group, Inc.	196,729
3,587	Popular, Inc.	48,496
4,271	Regions Financial Corp.	107,800
639	South Financial Group (The), Inc.	11,042
1,829	State Street Corp.	150,197
3,049	SunTrust Banks, Inc.	210,229
2,214	Synovus Financial Corp.	29,247
1,198	TCF Financial Corp.	25,458
559	Trustmark Corp.	12,863
15,411	U.S. Bancorp	523,203
1,336	UnionBanCal Corp.	65,544
1,073	Valley National Bancorp	21,728
14,920	Wachovia Corp.	580,836
470	Webster Financial Corp.	15,919
27,738	Wells Fargo & Co.	943,369
581	Whitney Holding Corp.	15,594
567	Wilmington Trust Corp.	19,771
689	Zions Bancorp	37,716
		6,440,426

	Commercial Services—0.2%
592	Equifax, Inc.	$21,957
393	Moody’s Corp.	13,751
		35,708
	Diversified Financial Services—26.3%
5,571	American Express Co.	274,762
1,296	AmeriCredit Corp.*	17,250
1,847	Ameriprise Financial, Inc.	102,158
917	Bear Stearns (The) Cos., Inc.	82,805
3,856	Charles Schwab (The) Corp.	85,989
1,907	CIT Group, Inc.	53,320
49,904	Citigroup, Inc.	1,408,291
59	CME Group, Inc.	36,515
6,465	Countrywide Financial Corp.	44,996
4,146	Discover Financial Services	72,555
2,220	E*Trade Financial Corp.*	11,033
528	Federated Investors, Inc., Class B	22,477
763	Franklin Resources, Inc.	79,527
7,970	Freddie Mac	242,208
4,702	Friedman Billings Ramsey Group, Inc., Class A	15,187
2,099	Goldman Sachs Group (The), Inc.	421,416
852	IndyMac Bancorp, Inc.	6,961
2,145	Invesco Ltd. (Bermuda)	58,387
1,123	Janus Capital Group, Inc.	30,332
667	Jefferies Group, Inc.	13,487
28,247	JPMorgan Chase & Co.	1,343,145
893	Lazard Ltd., Class A (Bermuda)	35,291
356	Legg Mason, Inc.	25,632
3,446	Lehman Brothers Holdings, Inc.	221,130
6,050	Merrill Lynch & Co., Inc.	341,220
8,293	Morgan Stanley	409,923
1,142	NYSE Euronext	89,818
684	Raymond James Financial, Inc.	19,214
3,205	SLM Corp.	69,709
161	Student Loan Corp.	19,066
868	T. Rowe Price Group, Inc.	43,912
1,390	TD Ameritrade Holding Corp.*	26,076
1,885	Thornburg Mortgage, Inc.	21,112
		5,744,904
	Forest Products & Paper—0.6%
1,810	Plum Creek Timber Co., Inc.	75,567
406	Potlatch Corp.	17,430
663	Rayonier, Inc.	28,058
		121,055
	Insurance—32.6%
2,732	ACE Ltd. (Cayman Islands)	159,385
2,740	AFLAC, Inc.	168,044
50	Alleghany Corp.*	18,900
631	Allied World Assurance Holdings Ltd. (Bermuda)	30,055

5,807	Allstate (The) Corp.	$286,111
664	AMBAC Financial Group, Inc.	7,782
1,148	American Financial Group, Inc.	31,834
18,324	American International Group, Inc.	1,010,752
361	American National Insurance	45,273
2,944	AON Corp.	128,123
487	Arch Capital Group Ltd. (Bermuda)*	34,314
758	Arthur J. Gallagher & Co.	19,261
809	Aspen Insurance Holdings Ltd. (Bermuda)	22,830
1,022	Assurant, Inc.	66,318
998	Axis Capital Holdings Ltd. (Bermuda)	39,960
362	Berkshire Hathaway, Inc., Class B*	1,647,099
3,202	Chubb (The) Corp.	165,832
1,455	Cincinnati Financial Corp.	56,076
2,320	CNA Financial Corp.	78,857
790	Commerce Group (The), Inc.	28,559
3,432	Conseco, Inc.*	41,321
554	Endurance Specialty Holdings Ltd. (Bermuda)	22,448
467	Erie Indemnity Co., Class A	23,644
446	Everest Re Group Ltd. (Bermuda)	45,354
2,116	Fidelity National Title Group, Inc., Class A	41,664
1,141	First American Corp.	49,691
8,585	Genworth Financial, Inc., Class A	208,959
577	Hanover Insurance Group (The), Inc.	26,282
2,516	Hartford Financial Services Group (The), Inc.	203,217
650	HCC Insurance Holdings, Inc.	18,109
337	LandAmerica Financial Group, Inc.	17,578
1,501	Lincoln National Corp.	81,594
3,142	Loews Corp.	146,700
51	Markel Corp.*	23,613
7,136	Marsh & McLennan Cos., Inc.	196,954
1,274	MBIA, Inc.	19,747
624	Mercury General Corp.	30,008
5,836	MetLife, Inc.	344,149
784	MGIC Investment Corp.	14,504
1,438	Montpelier Re Holdings Ltd. (Bermuda)	24,647
1,242	Nationwide Financial Services, Class A	54,859
533	Odyssey Re Holdings Corp.	20,243
3,201	Old Republic International Corp.	47,791
597	PartnerRe Ltd. (Bermuda)	47,330
1,595	Phoenix (The) Cos., Inc.	17,274
760	PMI Group (The), Inc.	7,220
1,598	Principal Financial Group, Inc.	95,257
4,405	Progressive (The) Corp.	81,757
720	Protective Life Corp.	28,613
3,327	Prudential Financial, Inc.	280,699
632	Radian Group, Inc.	5,776
561	Reinsurance Group of America, Inc.	32,521
493	RenaissanceRe Holdings Ltd. (Bermuda)	28,096
1,029	Safeco Corp.	54,918
464	StanCorp Financial Group, Inc.	22,833
765	Torchmark Corp.	46,711
502	Transatlantic Holdings, Inc.	34,236
4,739	Travelers (The) Cos., Inc.	227,946
937	Unitrin, Inc.	38,558

5,049	Unum Group	$114,208
35	Wesco Financial Corp.	13,860
71	White Mountains Insurance Group Ltd. (Bermuda)	34,435
808	Willis Group Holdings Ltd. (Bermuda)	28,474
1,170	W.R. Berkley Corp.	35,404
1,632	XL Capital Ltd., Class A (Cayman Islands)	73,440
		7,098,007
	Investment Companies—0.5%
2,008	Allied Capital Corp.	44,437
1,392	American Capital Strategies Ltd.	48,957
813	Tri-Continental Corp.	15,829
		109,223
	Real Estate—0.2%
603	CB Richard Ellis Group, Inc., Class A*	11,704
291	Forestar Real Estate Group, Inc.*	6,646
518	W.P. Carey & Co. LLC	17,602
		35,952
	REITS—7.2%
755	AMB Property Corp.	38,203
1,526	American Financial Realty Trust	12,559
5,636	Annaly Capital Management, Inc.	111,141
1,063	Apartment Investment & Management Co., Class A	42,137
400	AvalonBay Communities, Inc.	37,580
792	Boston Properties, Inc.	72,801
517	Brandywine Realty Trust	9,745
345	BRE Properties, Inc.	15,039
420	Camden Property Trust	20,727
567	CBL & Associates Properties, Inc.	15,071
479	Colonial Properties Trust	11,803
490	Cousins Properties, Inc.	13,034
729	Developers Diversified Realty Corp.	29,998
1,596	Duke Realty Corp.	37,729
309	Equity Lifestyle Properties, Inc.	13,494
634	Equity One, Inc.	14,969
2,301	Equity Residential	86,079
130	Essex Property Trust, Inc.	13,469
275	Federal Realty Investment Trust	20,295
614	First Industrial Realty Trust, Inc.	21,386
1,009	General Growth Properties, Inc.	36,849
641	Glimcher Realty Trust	8,500
1,333	HCP, Inc.	40,537
677	Health Care REIT, Inc.	29,037
700	Healthcare Realty Trust, Inc.	18,081
683	Highwoods Properties, Inc.	20,442
430	Home Properties, Inc.	20,636
1,087	Hospitality Properties Trust	36,904
1,706	Host Hotels & Resorts, Inc.	28,558
3,151	HRPT Properties Trust	25,050
1,398	iStar Financial, Inc.	37,299

1,159	Kimco Realty Corp.	$41,504
972	Liberty Property Trust	31,211
353	Macerich (The) Co.	24,135
955	Mack-Cali Realty Corp.	33,922
703	Nationwide Health Properties, Inc.	22,187
655	Newcastle Investment Corp.	8,188
402	Pennsylvania REIT	10,713
469	Post Properties, Inc.	19,825
1,232	ProLogis	73,119
632	Public Storage, Inc.	49,454
801	Realty Income Corp.	19,528
541	Redwood Trust, Inc.	22,457
393	Regency Centers Corp.	24,142
829	Senior Housing Properties Trust	18,561
595	Simon Property Group, Inc.	53,181
139	SL Green Realty Corp.	12,901
1,044	Strategic Hotels & Resorts, Inc.	14,981
1,022	UDR, Inc.	23,332
575	Ventas, Inc.	25,415
832	Vornado Realty Trust	75,212
651	Weingarten Realty Investors	21,887
		1,565,007
	Retail—0.0%
34	Polo Ralph Lauren Corp.	2,060

	Savings & Loans—2.2%
1,043	Astoria Financial Corp.	28,349
249	Downey Financial Corp.	8,591
291	Guaranty Financial Group, Inc.*	4,045
3,473	Hudson City Bancorp, Inc.	56,888
3,520	New York Community Bancorp, Inc.	65,296
2,147	People’s United Financial, Inc.	36,263
2,493	Sovereign Bancorp, Inc.	31,088
948	Washington Federal, Inc.	23,150
11,808	Washington Mutual, Inc.	235,214
		488,884
	Software—0.4%
363	Mastercard, Inc., Class A	75,141
535	MoneyGram International, Inc.	2,857
856	Total System Services, Inc.	19,774
		97,772
	Textiles—0.0%
7	Cintas Corp.	230

	Total Common Stocks (Cost $24,169,538)	21,739,228

	Money Market Funds—0.8%
16,542	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	$16,542
148,359	Liquid Assets Portfolio Private Class**	148,359

	Total Money Market Funds (Cost $164,901)	164,901

	Total Investments (Cost $24,334,439)(a)—100.5%	21,904,129
	Liabilities in excess of other assets—(0.5%)	(99,837)

	Net Assets—100.0%	$21,804,292

REIT Real estate Investment Trust.
	*	Non-income producing security.
	**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $24,353,163. The net unrealized depreciation was $2,449,034 which consisted of aggregate gross unrealized appreciation of $392,112 and aggregate gross unrealized depreciation of $2,841,146.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$21,219,683	97.3%
Bermuda	451,621	2.1
Cayman Islands	232,825	1.1

Total investments	21,904,129	100.5
Liabilities in excess of other assets	(99,837)	(0.5)

Net Assets	$21,804,292	100.0%

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Biotechnology—5.4%
6,793	Amgen, Inc.*	$316,487
2,058	Biogen Idec, Inc.*	125,435
778	Charles River Laboratories International, Inc.*	48,314
2,190	Genentech, Inc.*	153,716
1,618	Genzyme Corp.*	126,414
620	Invitrogen Corp.*	53,115
		823,481
	Distribution/Wholesale—0.3%
1,075	Owens & Minor, Inc.	44,419

	Electronics—0.8%
1,420	Applera Corp. - Applied Biosystems Group	44,773
1,450	Thermo Fisher Scientific, Inc.*	74,660
		119,433
	Healthcare-Products—23.9%
696	Advanced Medical Optics, Inc.*	14,637
1,401	Alcon, Inc. (Switzerland)	198,942
4,841	Baxter International, Inc.	294,042
685	Beckman Coulter, Inc.	45,553
1,675	Becton, Dickinson & Co.	144,938
8,901	Boston Scientific Corp.*	107,969
6,565	Covidien Ltd. (Bermuda)	292,996
573	CR Bard, Inc.	55,335
1,085	DENTSPLY International, Inc.	44,821
999	Henry Schein, Inc.*	58,072
828	Hillenbrand Industries, Inc.	42,824
27,059	Johnson & Johnson	1,711,751
6,342	Medtronic, Inc.	295,346
1,050	Patterson Cos., Inc.*	33,642
1,850	St. Jude Medical, Inc.*	74,944
1,440	Stryker Corp.	96,437
549	Varian Medical Systems, Inc.*	28,543
1,250	Zimmer Holdings, Inc.*	97,838
		3,638,630
	Healthcare-Services—13.9%
5,416	Aetna, Inc.	288,456
909	Apria Healthcare Group, Inc.*	19,289
1,596	Community Health Systems, Inc.*	51,232
1,503	Coventry Health Care, Inc.*	85,040
910	DaVita, Inc.*	48,549
3,017	Health Management Associates, Inc., Class A	16,262
2,114	Health Net, Inc.*	98,280
2,247	Humana, Inc.*	180,434
1,365	Kindred Healthcare, Inc.*	37,592
844	Laboratory Corp. of America Holdings*	62,355

888	LifePoint Hospitals, Inc.*	$23,976
983	Lincare Holdings, Inc.*	32,842
741	Magellan Health Services, Inc.*	32,411
1,719	Quest Diagnostics, Inc.	84,781
24,541	Tenet Healthcare Corp.*	108,717
8,311	UnitedHealth Group, Inc.	422,531
833	Universal Health Services, Inc., Class B	39,259
6,107	WellPoint, Inc.*	477,566
		2,109,572
	Insurance—1.5%
4,504	CIGNA Corp.	221,417

	Pharmaceuticals—54.1%
14,862	Abbott Laboratories	836,731
976	Allergan, Inc.	65,577
681	Barr Pharmaceuticals, Inc.*	35,541
36,510	Bristol-Myers Squibb Co.	846,667
12,908	Eli Lilly & Co.	665,020
3,349	Express Scripts, Inc.*	226,024
1,693	Forest Laboratories, Inc.*	67,331
1,788	Gilead Sciences, Inc.*	81,694
1,534	Hospira, Inc.*	63,063
3,196	King Pharmaceuticals, Inc.*	33,526
10,466	Medco Health Solutions, Inc.*	524,137
34,467	Merck & Co., Inc.	1,595,133
2,760	Mylan Laboratories, Inc.	41,152
95,340	Pfizer, Inc.	2,230,002
938	PharMerica Corp.*	13,920
15,371	Schering-Plough Corp.	300,810
2,092	Watson Pharmaceuticals, Inc.*	54,622
13,731	Wyeth	546,494
		8,227,444
	Total Common Stocks (Cost $15,771,184)	15,184,396

	Money Market Funds—1.0%
879	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	879
152,530	Liquid Assets Portfolio Private Class**	152,530

	Total Money Market Funds (Cost $153,409)	153,409

	Total Investments (Cost $15,924,593)(a)—100.9%	15,337,805
	Liabilities in excess of other assets—(0.9%)	(134,777)

	Net Assets—100.0%	$15,203,028

* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $15,924,647. The net unrealized depreciation was $586,842 which consisted of aggregate gross unrealized appreciation of $633,906 and aggregate gross unrealized depreciation of $1,220,748.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets

United States	14,845,867	97.7%
Bermuda	292,996	1.9
Switzerland	198,942	1.3

Total investments	15,337,805	100.9
Liabilities in excess of other assets	(134,777)	(0.9)

Net Assets	$15,203,028	100.0%

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Aerospace/Defense—15.4%
564	Alliant Techsystems, Inc.*	$59,699
10,425	Boeing Co.	867,152
5,112	General Dynamics Corp.	431,760
2,310	Goodrich Corp.	144,491
1,498	L-3 Communications Holdings, Inc.	166,023
5,357	Lockheed Martin Corp.	578,127
7,645	Northrop Grumman Corp.	606,707
8,246	Raytheon Co.	537,144
1,130	Rockwell Collins, Inc.	71,416
12,742	United Technologies Corp.	935,390
		4,397,909
	Auto Manufacturers—1.0%
659	Oshkosh Truck Corp.	30,156
5,678	PACCAR, Inc.	266,412
		296,568
	Building Materials—1.7%
2,367	Builders FirstSource, Inc.*	18,936
1,390	Lennox International, Inc.	51,652
391	Martin Marietta Materials, Inc.	47,984
9,556	Masco Corp.	219,119
2,317	Trane, Inc.	103,755
981	USG Corp.*	35,905
		477,351
	Chemicals—0.4%
1,786	Sherwin-Williams (The) Co.	102,177

	Commercial Services—4.4%
8,092	Accenture Ltd., Class A (Bermuda)	280,146
623	Alliance Data Systems Corp.*	31,505
978	ChoicePoint, Inc.*	32,558
2,596	Convergys Corp.*	40,264
1,453	Corrections Corp. of America*	38,563
1,875	Deluxe Corp.	45,600
1,895	Hewitt Associates, Inc., Class A*	70,437
2,262	Iron Mountain, Inc.*	77,790
2,180	Kelly Services, Inc., Class A	37,540
1,884	Manpower, Inc.	105,994
705	Monster Worldwide, Inc.*	19,634
3,658	PHH Corp.*	68,734
2,269	Quanta Services, Inc.*	49,736
4,880	R.R. Donnelley & Sons Co.	170,263
1,085	Robert Half International, Inc.	30,141
3,737	United Rentals, Inc.*	68,200
4,441	Western Union (The) Co.	99,478
		1,266,583

	Computers—0.4%
2,212	Affiliated Computer Services, Inc., Class A*	$107,835

	Distribution/Wholesale—0.7%
993	United Stationers, Inc.*	54,873
1,369	W.W. Grainger, Inc.	108,931
690	WESCO International, Inc.*	29,146
		192,950
	Electric—0.3%
3,368	MDU Resources Group, Inc.	87,299

	Electrical Components & Equipment—2.6%
12,324	Emerson Electric Co.	626,552
1,214	Hubbell, Inc., Class B	57,884
1,303	Molex, Inc.	31,324
1,080	Molex, Inc., Class A	25,153
		740,913
	Electronics—5.1%
4,040	Agilent Technologies, Inc.*	136,996
3,979	Arrow Electronics, Inc.*	136,161
3,264	Avnet, Inc.*	116,231
3,211	AVX Corp.	41,839
1,704	Benchmark Electronics, Inc.*	30,246
37,530	Flextronics International Ltd. (Singapore)*	439,102
3,852	Jabil Circuit, Inc.	51,039
372	Mettler Toledo International, Inc.*	36,940
2,067	PerkinElmer, Inc.	51,448
40,726	Sanmina-SCI Corp.*	63,940
8,598	Tyco Electronics Ltd. (Bermuda)	290,698
5,904	Vishay Intertechnology, Inc.*	61,933
		1,456,573
	Engineering & Construction—1.9%
1,871	EMCOR Group, Inc.*	41,031
1,457	Fluor Corp.	177,272
1,695	Jacobs Engineering Group, Inc.*	129,566
1,697	Shaw Group (The), Inc.*	95,881
2,235	URS Corp.*	98,117
		541,867
	Environmental Control—2.3%
20,191	Allied Waste Industries, Inc.*	198,881
2,964	Nalco Holding Co.	62,066
2,680	Republic Services, Inc.	80,400
9,903	Waste Management, Inc.	321,254
		662,601
	Forest Products & Paper—1.3%
3,410	Louisiana-Pacific Corp.	52,071
5,882	MeadWestvaco Corp.	164,695
12,383	Smurfit-Stone Container Corp.*	117,515
1,818	Temple-Inland, Inc.	34,088
		368,369

	Hand/Machine Tools—0.2%
2,124	Kennametal, Inc.	$65,058

	Household Products/Wares—0.6%
2,475	Fortune Brands, Inc.	173,052

	Machinery-Construction & Mining—2.7%
9,794	Caterpillar, Inc.	696,745
1,088	Terex Corp.*	63,931
		760,676
	Machinery-Diversified—3.9%
1,614	AGCO Corp.*	97,195
3,426	Cummins, Inc.	165,407
6,577	Deere & Co.	577,198
964	Flowserve Corp.	79,164
297	NACCO Industries, Inc., Class A	29,718
1,811	Rockwell Automation, Inc.	103,263
1,568	Tecumseh Products Co., Class A*	36,566
446	Tecumseh Products Co., Class B*	8,960
		1,097,471
	Metal Fabricate/Hardware—0.7%
1,285	Mueller Industries, Inc.	35,980
662	Precision Castparts Corp.	75,336
2,695	Timken (The) Co.	81,469
		192,785
	Mining—0.3%
1,032	Vulcan Materials Co.	80,971

	Miscellaneous Manufacturing—33.8%
11,019	3M Co.	877,663
624	Acuity Brands, Inc.	28,398
860	Brink’s (The) Co.	52,142
971	Carlisle Cos., Inc.	32,334
2,729	Cooper Industries Ltd., Class A (Bermuda)	121,550
1,021	Crane Co.	41,728
2,205	Danaher Corp.	164,162
2,921	Dover Corp.	117,892
2,446	Eaton Corp.	202,431
151,173	General Electric Co.	5,353,036
1,411	Harsco Corp.	80,314
13,121	Honeywell International, Inc.	775,057
7,054	Illinois Tool Works, Inc.	355,522
4,811	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	190,131
2,149	ITT Corp.	127,715
1,649	Pall Corp.	60,832
2,643	Parker Hannifin Corp.	178,693
2,094	Pentair, Inc.	66,505
1,254	SPX Corp.	126,152
805	Teleflex, Inc.	47,592
4,782	Textron, Inc.	268,031
945	Trinity Industries, Inc.	26,762
8,598	Tyco International Ltd. (Bermuda)	338,417
		9,633,059

	Packaging & Containers—3.2%
1,720	Ball Corp.	$78,931
2,157	Bemis Co., Inc.	58,627
4,787	Crown Holdings, Inc.*	117,377
8,011	Graphic Packaging Corp.*	23,873
516	Greif, Inc., Class A	33,953
152	Greif, Inc., Class B	9,278
6,027	Owens-Illinois, Inc.*	303,761
1,891	Packaging Corp. of America	45,838
2,333	Pactiv Corp.*	66,747
3,024	Sealed Air Corp.	79,078
698	Silgan Holdings, Inc.	33,057
2,261	Sonoco Products Co.	69,774
		920,294
	Real Estate—0.1%
606	Forestar Real Estate Group, Inc.*	13,841

	Retail—0.1%
766	World Fuel Services Corp.	20,268

	Savings & Loans—0.0%
606	Guaranty Financial Group, Inc.*	8,423

	Software—2.6%
5,886	Automatic Data Processing, Inc.	238,796
1,543	Broadridge Financial Solutions, Inc.	33,421
4,891	Fidelity National Information Services, Inc.	207,623
1,976	Fiserv, Inc.*	101,507
1,556	IMS Health, Inc.	37,173
903	Metavante Technologies, Inc.*	20,001
2,429	Paychex, Inc.	79,477
1,280	Total System Services, Inc.	29,568
		747,566
	Telecommunications—0.2%
785	Anixter International, Inc.*	54,997

	Textiles—0.2%
2,052	Cintas Corp.	67,347

	Transportation—13.6%
864	Alexander & Baldwin, Inc.	39,433
4,899	Burlington Northern Santa Fe Corp.	423,861
1,116	C.H. Robinson Worldwide, Inc.	61,983
1,263	Con-way, Inc.	61,495
6,805	CSX Corp.	329,906
1,052	Expeditors International of Washington, Inc.	49,749
3,752	FedEx Corp.	350,737
1,657	J.B. Hunt Transport Services, Inc.	51,533
1,162	Kansas City Southern*	41,693
6,201	Norfolk Southern Corp.	337,272
882	Overseas Shipholding Group, Inc.	57,524
2,074	Ryder System, Inc.	107,972
1,580	Ship Finance International Ltd. (Bermuda)	41,270

1,563	Teekay Shipping Corp. (Marshall Islands)	$73,930
4,719	Union Pacific Corp.	590,017
16,041	United Parcel Service, Inc., Class B	1,173,560
1,706	Werner Enterprises, Inc.	34,751
2,212	YRC Worldwide, Inc.*	40,502
		3,867,188
	Trucking & Leasing—0.2%
1,351	GATX Corp.	50,798

	Total Common Stocks (Cost $31,602,370)	28,452,789

	Money Market Funds—0.5%
2,169	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	2,169
151,107	Liquid Assets Portfolio Private Class**	151,107

	Total Money Market Funds (Cost $153,276)	153,276

	Total Investments (Cost $31,755,646)(a)—100.4%	28,606,065
	Liabilities in excess of other assets—(0.4%)	(112,199)

	Net Assets—100.0%	$28,493,866

*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $31,766,850. The net unrealized depreciation was $3,160,785 which consisted of aggregate gross unrealized appreciation of $430,614 and aggregate gross unrealized depreciation of $3,591,399.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$26,830,821	94.2%
Bermuda	1,262,212	4.4
Singapore	439,102	1.5
Marshall Islands	73,930	0.3

Total investments	28,606,065	100.4
Liabilities in excess of other assets	(112,199)	(0.4)

Net Assets	$28,493,866	100.0%

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.6%
	Computers—20.2%
1,627	Apple, Inc.*	$220,231
1,812	Cadence Design Systems, Inc.*	18,392
3,683	Computer Sciences Corp.*	155,865
18,995	Dell, Inc.*	380,660
776	Diebold, Inc.	20,083
455	DST Systems, Inc.*	32,533
9,650	Electronic Data Systems Corp.	193,965
13,756	EMC Corp.*	218,308
14,761	Hewlett-Packard Co.	645,794
8,186	International Business Machines Corp.	878,685
1,092	Lexmark International, Inc., Class A*	39,541
1,632	NCR Corp.*	35,055
719	Network Appliance, Inc.*	16,695
1,515	Perot Systems Corp., Class A*	18,392
1,152	SanDisk Corp.*	29,318
3,390	Seagate Technology (Cayman Islands)	68,715
6,708	Sun Microsystems, Inc.*	117,390
1,047	Synopsys, Inc.*	23,055
1,632	Teradata Corp.*	38,874
6,678	Unisys Corp.*	27,780
1,570	Western Digital Corp.*	41,527
		3,220,858
	Distribution/Wholesale—1.8%
9,612	Ingram Micro, Inc., Class A*	170,902
3,517	Tech Data Corp.*	120,914
		291,816
	Holding Companies-Diversified—0.4%
1,260	Leucadia National Corp.	55,654

	Internet—2.6%
1,720	Check Point Software Technologies (Israel)*	36,636
296	Google, Inc., Class A*	167,032
866	McAfee, Inc.*	29,150
3,478	Symantec Corp.*	62,361
1,533	VeriSign, Inc.*	51,999
3,823	Yahoo!, Inc.*	73,325
		420,503

	Office/Business Equipment—1.8%
3,109	IKON Office Solutions, Inc.	$25,432
2,647	Pitney Bowes, Inc.	97,145
10,667	Xerox Corp.	164,271
		286,848
	Retail—0.2%
1,401	Insight Enterprises, Inc.*	24,195

	Semiconductors—9.8%
6,576	Advanced Micro Devices, Inc.*	50,241
1,151	Altera Corp.	19,440
2,080	Amkor Technology, Inc.*	15,891
1,519	Analog Devices, Inc.	43,079
7,268	Applied Materials, Inc.	130,243
4,771	Atmel Corp.*	15,076
1,130	Broadcom Corp., Class A*	24,950
1,495	Fairchild Semiconductor International, Inc.*	18,314
29,186	Intel Corp.	618,744
635	International Rectifier Corp.*	17,672
894	Intersil Corp., Class A	20,589
780	KLA-Tencor Corp.	32,588
465	Lam Research Corp.*	17,851
1,040	Linear Technology Corp.	28,777
5,350	LSI Logic Corp.*	27,927
2,090	Marvell Technology Group Ltd. (Bermuda)*	24,808
738	Microchip Technology, Inc.	23,550
9,483	Micron Technology, Inc.*	66,665
1,077	National Semiconductor Corp.	19,849
967	Novellus Systems, Inc.*	22,976
1,775	NVIDIA Corp.*	43,647
2,903	Spansion, Inc., Class A*	11,089
1,270	Teradyne, Inc.*	13,932
7,460	Texas Instruments, Inc.	230,738
1,319	Xilinx, Inc.	28,847
		1,567,483
	Software—21.9%
945	Adobe Systems, Inc.*	33,009
2,105	BEA Systems, Inc.*	39,342
961	BMC Software, Inc.*	30,790
2,659	CA, Inc.	58,578
720	Citrix Systems, Inc.*	24,926
2,732	Compuware Corp.*	23,222
1,389	Intuit, Inc.*	42,628
84,966	Microsoft Corp.	2,769,893
3,556	Novell, Inc.*	22,616
19,378	Oracle Corp.*	398,218
1,760	SYNNEX Corp.*	37,488
		3,480,710

	Telecommunications—40.9%
1,252	Amdocs Ltd. (Guernsey)*	$41,429
1,586	American Tower Corp., Class A*	59,523
44,382	AT&T, Inc.	1,708,263
1,594	CenturyTel, Inc.	58,835
4,962	Cincinnati Bell, Inc.*	19,253
21,908	Cisco Systems, Inc.*	536,746
6,916	Citizens Communications Co.	79,327
80	CommScope, Inc.*	3,548
4,141	Corning, Inc.	99,674
826	Crown Castle International Corp.*	29,893
3,639	Embarq Corp.	164,847
658	Harris Corp.	35,986
1,537	JDS Uniphase Corp.*	16,000
3,949	Juniper Networks, Inc.*	107,215
3,920	Level 3 Communications, Inc.*	13,485
21,810	Motorola, Inc.	251,469
362	NII Holdings, Inc.*	15,443
4,633	QUALCOMM, Inc.	196,532
19,156	Qwest Communications International, Inc.	112,637
33,823	Sprint Nextel Corp.	356,156
665	Telephone & Data Systems, Inc.	35,072
750	Telephone & Data Systems, Inc., Special Shares	36,300
4,054	Tellabs, Inc.*	27,648
928	U. S. Cellular Corp.*	65,981
2,645	UTStarcom, Inc.*	7,327
61,373	Verizon Communications, Inc.	2,383,726
2,876	Virgin Media, Inc.	48,087
		6,510,402
	Total Common Stocks (Cost $16,507,235)	15,858,469

	Money Market Funds—0.6%
453	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	453
85,167	Liquid Assets Portfolio Private Class**	85,167

	Total Money Market Funds (Cost $85,620)	85,620

	Total Investments (Cost $16,592,855)(a)—100.2%	15,944,089
	Liabilities in excess of other assets—(0.2%)	(27,975)

	Net Assets—100.0%	$15,916,114

* Non-income producing security.
** Affiliated investments.

(a)          At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $16,593,184.   The net unrealized depreciation was $649,095 which consisted of aggregate gross unrealized appreciation of $808,326 and aggregate gross unrealized depreciation of $1,457,421.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$15,772,501	99.1%
Cayman Islands	68,715	0.4
Guernsey	41,429	0.3
Israel	36,636	0.2
Bermuda	24,808	0.2

Total investments	15,944,089	100.2
Liabilities in excess of other assets	(27,975)	(0.2)

Net Assets	$15,916,114	100.0%

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

January 31, 2008  (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Electric—85.9%
7,697	AES (The) Corp.*	$146,859
1,504	Allegheny Energy, Inc.*	82,404
814	ALLETE, Inc.	31,331
2,044	Alliant Energy Corp.	75,424
4,360	Ameren Corp.	195,372
10,148	American Electric Power Co., Inc.	434,639
17,969	Aquila, Inc.*	63,071
1,374	Avista Corp.	27,686
840	Black Hills Corp.	32,542
11,932	CenterPoint Energy, Inc.	191,031
1,028	Cleco Corp.	26,574
5,986	CMS Energy Corp.	93,801
6,059	Consolidated Edison, Inc.	264,051
2,263	Constellation Energy Group, Inc.	212,631
8,898	Dominion Resources, Inc.	382,614
1,945	DPL, Inc.	53,993
4,419	DTE Energy Co.	188,470
20,500	Duke Energy Corp.	382,530
15,569	Dynegy, Inc.*	109,294
5,400	Edison International	281,664
4,649	Energy East Corp.	117,387
2,590	Entergy Corp.	280,186
7,187	Exelon Corp.	547,577
5,164	FirstEnergy Corp.	367,780
5,112	FPL Group, Inc.	329,622
2,119	Great Plains Energy, Inc.	59,078
1,998	Hawaiian Electric Industries, Inc.	44,915
1,181	IDACORP, Inc.	38,548
1,056	Integrys Energy Group, Inc.	51,343
4,095	Mirant Corp.*	150,860
3,278	Northeast Utilities	90,866
717	NorthWestern Corp.	20,721
1,658	NRG Energy, Inc.*	63,982
2,265	NSTAR	73,454
4,747	Pepco Holdings, Inc.	120,859
6,039	PG&E Corp.	247,841
2,354	Pinnacle West Capital Corp.	90,441
1,336	PNM Resources, Inc.	25,812
2,646	Portland General Electric Co.	65,197
4,280	PPL Corp.	209,378
6,488	Progress Energy, Inc.	293,063
4,013	Public Service Enterprise Group, Inc.	385,248
2,855	Puget Energy, Inc.	74,658
57,922	Reliant Energy, Inc.*	1,232,000
2,430	SCANA Corp.	90,615
2,840	Sierra Pacific Resources	42,515

14,287	Southern Co.	$519,331
5,295	TECO Energy, Inc.	88,268
712	UIL Holdings Corp.	24,315
697	Unisource Energy Corp.	20,478
2,229	Westar Energy, Inc.	54,298
1,938	Wisconsin Energy Corp.	88,237
11,217	Xcel Energy, Inc.	233,201
		9,418,055
	Gas—7.0%
1,168	AGL Resources, Inc.	44,209
1,721	Atmos Energy Corp.	49,427
565	Energen Corp.	35,539
567	New Jersey Resources Corp.	26,587
1,068	Nicor, Inc.	43,788
7,894	NiSource, Inc.	149,907
1,319	Piedmont Natural Gas Co., Inc.	33,067
3,248	Sempra Energy	181,562
1,359	Southern Union Co.	36,938
782	Southwest Gas Corp.	22,326
1,939	UGI Corp.	51,616
1,706	Vectren Corp.	46,830
1,287	WGL Holdings, Inc.	41,493
		763,289
	Pipelines—6.6%
860	Equitable Resources, Inc.	47,945
1,335	National Fuel Gas Co.	57,552
1,829	ONEOK, Inc.	85,963
1,313	Questar Corp.	66,845
9,615	Spectra Energy Corp.	219,607
7,757	Williams (The) Cos., Inc.	247,991
		725,903
	Water—0.2%
1,091	Aqua America, Inc.	21,744

	Total Common Stocks (Cost $11,596,175)	10,928,991

	Money Market Funds—0.2%
1,647	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	1,647
19,236	Liquid Assets Portfolio Private Class**	19,236

	Total Money Market Funds (Cost $20,883)	20,883

Total Investments (Cost $11,617,058)(a)—99.9%	$10,949,874
Other assets less liabilities—0.1%	7,561

Net Assets—100.0%	$10,957,435

* Non-income producing security.
** Affiliated investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $667,184 which consisted of aggregate gross unrealized appreciation of $137,473 and aggregate gross unrealized depreciation of $804,657.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Item 2.    Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	March 26, 2008

By:	/s/ Bruce T. Duncan

Bruce T. Duncan

Chief Financial Officer

Date:	March 26, 2008